    As filed with the Securities and Exchange Commission on April 27, 2005

                                                             File No. 333-67904
                                                             File No. 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


 Registration Statement Under the Securities Act of 1933                     [X]
                       Pre-Effective Amendment No.                           [_]
                       Post-Effective Amendment No. 9                        [X]

                         and/or

For Registration Under the Investment Company Act of 1940                    [X]

                    Amendment No. 159                                        [X]
            (check appropriate box or boxes)


                     GE Life & Annuity Separate Account 4
                          (Exact Name of Registrant)

                     GE Life and Annuity Assurance Company
                           (Exact Name of Depositor)

                            6610 West Broad Street
                           Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
                    (Name and Address of Agent for Service)

          -----------------------------------------------------------
         Approximate Date of Proposed Public Offering: April 29, 2005

It is proposed that this filing will become effective (check appropriate box):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on April 29, 2005 pursuant to paragraph (b) of Rule 485



[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:


[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered: Individual Scheduled Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                     GE Life & Annuity Separate Account 4
                   Prospectus For Scheduled Purchase Payment
                      Variable Deferred Annuity Contracts

                                  Issued by:
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: 1-800-352-9910

--------------------------------------------------------------------------------

This prospectus gives details about the contract that you should know before investing. Please read this prospectus carefully and keep it for future reference.

This prospectus describes scheduled purchase payment variable deferred annuity contracts (the "contracts") for individuals or groups and certain qualified and non-qualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the contract.


The contract offers you the payment of periodic annuity benefits and the accumulation of Contract Value. If you satisfy certain conditions, you will receive lifetime Income Payments of a guaranteed minimum amount and the potential to receive more than the guaranteed minimum amount.


The contract requires you to make monthly payments in predetermined amounts to be eligible to receive guaranteed minimum payments at the time you annuitize the contract. We must receive these payments by a set date ("due date") each month. If we receive your payment on the due date, we will allocate your payment to a Subaccount that invests in shares of the GE Investments Funds, Inc. -- Total Return Fund. If we receive your payment before its due date, we will allocate it to our Guarantee Account, which is part of our General Account, until the due date. On the due date, we will transfer that payment to the Subaccount. If we receive your payment more than 30 days after its due date, you must pay interest on that payment. In addition you must pay any missed monthly billing fee(s). The interest (in addition to any missed monthly billing fee(s)) must be paid within one year of the transfer due date in order to retain your eligibility to receive Guaranteed Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).

We anticipate that you will make your monthly payments by submitting payments to us on a monthly basis. However, we will allow you to supplement or prepay some, or all, of your monthly payments by making a lump sum payment of at least a certain amount. If the lump sum amount is greater than six monthly payments, we will allocate that lump sum amount to a non-unitized separate account that we have established to hold the supplemental or prepayments you make. Amounts in the non-unitized separate account will earn a predetermined rate of interest. Depending upon your instructions and the amount of the lump sum payment received, we will use such lump sum payment to either lower the amount of some or all of your remaining monthly payments or to pay the entire amount of some or all of your remaining monthly payments. If you do not provide instructions when you make a lump sum payment, we will allocate that payment to our Guarantee Account until we receive your instructions.

Before your Income Payments begin, you may surrender or take partial withdrawals from your contract. Amounts you surrender or partially withdraw may be subject to a surrender or access charge; amounts you surrender or partially withdraw from the non-unitized separate account may also be subject to a Market Value Adjustment. You must repay any amount you receive from the Subaccount, plus interest, within one year of the partial withdrawal to retain your eligibility to receive Guaranteed Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).

The value of your contract before your Income Payments begin, and the amount of your Income Payments (if you lose your right to receive Guaranteed Minimum Income Payments), will depend upon the investment performance of the GE Investments Funds, Inc. -- Total Return Fund. You bear the risk of investment loss.

You should not purchase this contract unless you believe you can make all required payments and you intend to take your annuity benefits in the form of monthly Income Payments.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor has the SEC determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

Your investment in the contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any government agency

   . Is NOT available in every state

   . MAY go down in value

A Statement of Additional Information, dated April 29, 2005, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus.

For general information or to obtain free copies of the:

   . Statement of Additional Information;

   . annual report for the Variable Account;

   . prospectus, annual report or semi-annual report for the GE Investments
     Funds, Inc. -- Total Return Fund; or

   . any required forms,

                         call us at 1-800-352-9910; or

                                 write us at:

                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

The date of this prospectus is April 29, 2005.

Table of Contents



                Definitions.................................................  6

                Fee Tables.................................................. 10
                   Examples................................................. 12

                Synopsis.................................................... 14

                Condensed Financial Information............................. 24

                Investment Results.......................................... 24

                Financial Statements........................................ 25

                The Company................................................. 25

                The Variable Account........................................ 26
                   The Subaccount and the GE Investments Funds,
                     Inc. -- Total Return Fund.............................. 26
                   Voting Rights............................................ 28
                   Changes to the Variable Account and the Subaccount....... 29
                   Scheduled Installments to the Subaccount -- Policies and
                     Procedures............................................. 29

                The Guarantee Account and The Immediate Installment Account. 31
                   The Guarantee Account.................................... 31
                   The Immediate Installment Account........................ 32

                The Contract................................................ 35
                   Purchasing a Contract.................................... 35
                   Ownership................................................ 36
                   Assignment............................................... 37
                   Guaranteed Minimum Income Payments....................... 37
                   Purchase Payments........................................ 38
                   Grace Period............................................. 43
                   Reinstatement............................................ 43
                   Scheduled Purchase Payments.............................. 44
                   Flexible Purchase Payments and Immediate Installments.... 45
                   Allocation of Purchase Payments.......................... 46
                   Optional Riders.......................................... 47
                   Valuation of Accumulation Units.......................... 51

                Surrenders and Partial Withdrawals.......................... 53

                Charges and Other Deductions................................ 58
                   Surrender Charges, Access Charges and Market Value
                     Adjustments............................................ 59
                   Asset Charge............................................. 67
                   Monthly Billing Fee...................................... 67
                   Deductions for Taxes..................................... 67
                   Purchase Payments for the Optional Riders................ 68
                   Other Charges and Deductions............................. 68

               The Death Benefit............................................  69
                  Death Benefit Upon Death of an Owner Before the Annuity
                    Commencement Date.......................................  69
                  Death Benefit Amount......................................  69
                  Required Distributions....................................  69
                  Distribution Rules........................................  70
                  Death Benefit After the Annuity Commencement Date.........  71

               Benefits at Annuity Commencement Date........................  72

               Guaranteed Minimum Income Payments...........................  75
                  If the Guaranteed Minimum Income Payment is in Effect.....  75
                  Reduced Guaranteed Minimum Income Payments................  76
                  If the Guaranteed Minimum Income Payment is Not in Effect.  77

               Optional Payment Plans.......................................  78

               Federal Tax Matters..........................................  81
                  Introduction..............................................  81
                  Taxation of Non-Qualified Contracts.......................  81
                  Qualified Retirement Plans................................  86
                  Federal Income Tax Withholding............................  90
                  State Income Tax Withholding..............................  90
                  Tax Status of the Company.................................  90
                  Changes in the Law........................................  90

               Requesting Payments..........................................  91

               Sales of the Contract........................................  93

               Additional Information.......................................  96
                  Owner Questions...........................................  96
                  Return Privilege..........................................  96
                  State Regulation..........................................  96
                  Records and Reports.......................................  96
                  Other Information.........................................  97

               GE Life and Annuity Assurance Company........................  98
                  Business..................................................  98
                  Strategy..................................................  99
                  Operating Segments........................................  99

               Properties................................................... 100

               Legal Proceedings............................................ 101

               Submission of Matters to a Vote of Security Holders.......... 105

                Market For the Registrant's Common Equity and Related
                Shareholder Matters......................................... 106

                Selected Financial Data..................................... 107

                Management's Discussion and Analysis of Financial Condition
                and Results of Operations................................... 108
                   Cautionary Note
                     Regarding
                     Forward-Looking
                     Statements............................................. 108
                   Operating
                     Results................................................ 108

                Capital Resources and Liquidity............................. 111
                   Consolidated Balance Sheet............................... 111
                   Statement of Changes in Stockholder's Interest........... 114
                   Interest Rate Management................................. 114
                   Equity Markets........................................... 115
                   Liquidity................................................ 116
                   Off-Balance Sheet Transactions........................... 118

                Critical Accounting Policies................................ 119
                   New Accounting Standards................................. 121

                Quantitative and Qualitative Disclosures About Market Risk
                and Interest Rate Management................................ 122

                Experts..................................................... 123

                Financial Statements -- GE Life and Annuity Assurance
                Company..................................................... F-1

                Appendix
                   Annuity Cross Funding Program............................ A-1

                Table of Contents -- Statement of Additional Information

Definitions

                      The following defined terms are used throughout this prospectus:

                      Accumulation Period -- The period from the date your contract is issued until the date Income Payments begin.

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value of the Subaccount until the date Income Payments begin.

                      Adjustment Account -- An account that we establish for each contract to keep track of the cumulative amount, if any, by which the Calculated Level Monthly Benefits fall short of the Guaranteed Minimum Income Payments.

                      Annual Variable Annuity Benefit -- The Income Payment calculated annually by multiplying the number of Annuity Units for a contract by the Annuity Unit value as of the Annuity Commencement Date and each anniversary of the Annuity Commencement Date.

                      Annuitant/Joint Annuitant -- The person(s) named in the contract whose age and, where appropriate, gender, determine Monthly Income Payments. The Owner must also be named as the Annuitant unless the Owner is not a natural person.

                      Annuity Commencement Date -- The date Income Payments are scheduled to begin as chosen at the time of application. This date must be a date at least 10 years from the date the contract is issued and may not be changed once the contract is issued.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent Annual Variable Annuity Benefit.

                      Annuity Year -- The twelve month period beginning on the Annuity Commencement Date or any anniversary of that date thereafter.

                      Calculated Level Monthly Benefit -- One-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve month period.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract. Your Contract Date is shown on your contract's data pages.

                      Contract Value -- The sum of your contract's Guarantee Account Value, Subaccount Value, and Immediate Installment Account Value.

                      Contract Year -- Each one year period of time beginning on the date your contract is issued and ending on the contract anniversary date. The next contract year will begin on that contract anniversary date and commence on the next contract anniversary date and so on.

                      Death Benefit -- The benefit payable under a contract upon the death of any Owner (or the Annuitant if the Owner is a non-natural person) before the Annuity Commencement Date.

                      Designated Beneficiary(ies) -- The person(s) or entity(ies) designated by the Owner to receive the Death Benefit.

                      Flexible Purchase Payment -- A Purchase Payment that is not a Scheduled Purchase Payment.

                      Funding Annuity -- A variable deferred annuity issued by GE Life and Annuity Assurance Company or one of its affiliated companies that is purchased on the same date as the variable deferred annuity contract described by this prospectus; the assets of the Funding Annuity are withdrawn and immediately allocated to this annuity.

                      General Account -- Assets of the Company other than those allocated to the Immediate Installment Account, the Variable Account or any other segregated asset account of the Company.

                      Guarantee Account -- An account established in our General Account to hold certain amounts under the contracts as described in this prospectus. The Guarantee Account is not part of and does not depend on the investment performance of the Variable Account.

                      Guarantee Account Value -- Your Guarantee Account Value equals Purchase Payments allocated to the Guarantee Account (plus transfers to the Guarantee Account from a Funding Annuity under an Annuity Cross Funding Program, if applicable) plus interest credited on those payments (or transfers), minus transfers and/or partial withdrawals made from the Guarantee Account (including, any premium tax and surrender charges assessed).

                      Guaranteed Minimum Income Payment -- The minimum amount of each monthly Income Payment paid to you upon annuitization of the contract, provided Scheduled Installments have been made to the Subaccount in accordance with the terms of the contract.

                      Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

                      Immediate Installments -- A monthly series of equal transfers from the Immediate Installment Account to the Subaccount.

                      Immediate Installment Account -- GE Life & Annuity Separate Account 6, a separate account of the Company to which your Flexible Purchase Payments are allocated.

                      Immediate Installment Account Value -- The present value of the future Immediate Installments to be made from the Immediate Installment Account. This amount includes any applicable Market Value Adjustment.

                      Income Payment -- One of a series of payments made under either monthly Income Payments at the Annuity Commencement Date or one of the Optional Payment Plans.

                      Market Value Adjustment -- A positive or negative adjustment included in the Contract Value when any amounts are surrendered or partially withdrawn (including Death Benefit payments) from the Immediate Installment Account.

                      Monthly Due Date -- The date each month on which Scheduled Installments and Scheduled Purchase Payments are due. This date is the same day in each month as your Contract Date. If the Monthly Due Date is the 29th, 30th or 31st of a month, then for months without such dates, the last day of that month is the Monthly Due Date. In addition, if the Monthly Due Date falls on any date when the New York Stock Exchange is closed, the amount of the Scheduled Installment, if received, will be allocated to the Subaccount on the next Valuation Day.

                      Non-Qualified Contract -- A contract which is not issued in connection with a retirement plan which receives special tax treatment under the Code.

                      Owner -- The person or persons (in the case of Joint Owners) entitled to exercise all ownership rights stated in the contract. The Owners are shown on the contract's data pages. "You" or "your" refers to the Owner or Joint Owners.

                      Portfolio -- GE Investments Funds, Inc. -- Total Return Fund.

                      Purchase Payment -- Any payment applied to the contract.

                      Qualified Contract -- A contract which qualifies for favorable tax treatment under the Code.

                      Scheduled Installment -- The amount required to be transferred or paid to the Subaccount on the Monthly Due Date in order to keep the Guaranteed Minimum Income Payment in effect.

                      Scheduled Purchase Payment -- The monthly Purchase Payment we require on the Monthly Due Date to ensure that the Scheduled Installment for that month is paid. This amount is shown on your contract's data pages.

                      Subaccount -- A division of the Variable Account which invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund.

                      Subaccount Value -- The Subaccount Value is equal to:

                         . the sum of all Scheduled Installments made to the
                           Subaccount; plus

                         . amounts adjusted for the reinvestment of dividends;
                           plus or minus

                         . net capital gains or losses (realized or
                           unrealized); minus

                         . any contract charges (including any premium tax and
                           surrender charges assessed); plus or minus

                         . partial withdrawals repaid to or taken from the
                           Subaccount.

                      Surrender Value -- The value of the contract as of the date we receive your written request for surrender at our Home Office, less any applicable premium tax, surrender charge, access charge, plus or minus any Market Value Adjustment, if applicable.

                      Valuation Day -- Each day the New York Stock Exchange is open for regular trading, except for days that the GE Investments Funds, Inc. -- Total Return Fund does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

                      Variable Account -- GE Life & Annuity Separate Account 4, a separate account we established to receive and invest the Scheduled Installments you make under this contract, in addition to amounts received from other variable annuity contracts we issue.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.


Contract Owner Transaction Expenses
----------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase Contract Year in      Surrender Charge (as
 payments withdrawn or surrendered)           which surrender or    a percentage of the
                                              partial withdrawal is lesser of Scheduled
                                              made                  Installments made to
                                                                    date, not previously
                                                                    withdrawn and the
                                                                    amount withdrawn or
                                                                    surrendered)/1/
                                              ------------------------------------------
                                                        1                    9%
                                                        2                    8%
                                                        3                    7%
                                                        4                    6%
                                                        5                    5%
                                                        6                    4%
                                                        7                    3%
                                                        8                    2%
                                                   9 or after                1%
----------------------------------------------------------------------------------------
Access Charge/2/                              Number of years       Access Charge (as a
                                              remaining on each     percentage of the
                                              flexible purchase     Immediate
                                              payment until the     Installment Account
                                              date established for  value withdrawn or
                                              the installment       surrendered)
                                              transfers to
                                              end
                                              ------------------------------------------
                                                    6 or more                6%
                                                5 but less than 6            5%
                                                4 but less than 5            4%
                                                3 but less than 4            3%
                                                2 but less than 3            2%
                                                1 but less than 2            1%
                                                0 but less than 1            1%
----------------------------------------------------------------------------------------
Annual Interest Rate Charged on                                              6%
 Missed Scheduled Installments/3/
----------------------------------------------------------------------------------------
Annual Interest Rate Charged on                                              6%
 Missed Withdrawal Repayments/4/
----------------------------------------------------------------------------------------
Monthly Billing Fee/5/                                                     $10.00
----------------------------------------------------------------------------------------

                    /1/ Withdrawals repaid within 12 months are not considered withdrawals for the purposes of the surrender charge calculation. A surrender charge will not be assessed if the Surrender Value is applied to Optional Payment Plan 1, Optional Payment Plan 2 (with a period certain of 10 or more years) or Optional Payment Plan 5.

                    /2/ All surrenders and withdrawals from the Immediate
                        Installment Account will be subject to a Market Value Adjustment as well as an Access Charge. An Access Charge will not be assessed if the Surrender Value is applied to Optional Payment Plan 1, Optional Payment Plan 2 (with a period certain of 10 or more years) or Optional Payment Plan 5.

                    /3/ If a Scheduled Installment remains in default past the end of the applicable grace period, a charge will be assessed to the amount in default at an effective annual rate of 6%.

                    /4/ You must repay the amount of any withdrawals from the
                        Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date in order to retain your eligibility to receive Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule. If any repayment of a withdrawal is not made by the Monthly Due Date next following the date of the partial withdrawal, you will be assessed a charge at an effective annual rate of 6% on the total amount withdrawn from the Subaccount, not yet repaid.

                    /5/ A $10.00 monthly billing fee will be assessed with all direct billed Scheduled Purchase Payments. This $10.00 fee is in addition to any required Scheduled Purchase Payment. The $10.00 monthly billing fee is taken prior to allocation of assets in the Subaccount.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
---------------------------------------------------------------------------------
Variable Account Annual Expenses
 (as a percentage of your average daily net assets in the Variable Account)
---------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                         1.35%
---------------------------------------------------------------------------------
  Administrative Expense Charge                                             0.15%
---------------------------------------------------------------------------------
Maximum Total Variable Account Annual Expenses                              1.50%
---------------------------------------------------------------------------------

Optional Riders/1,2/
---------------------------------------------------------------------------------

  Disability Benefit Rider Option/3/            Maximum of $8.11 per $100 of
                                                waived Scheduled Purchase
                                                Payment
--------------------------------------------------------------------------------
  Joint Annuitant Life Benefit Rider Option/3/  Maximum of $8.57 per $100 of
                                                waived Scheduled Purchase
                                                Payment
--------------------------------------------------------------------------------
  Unemployment Benefit Rider Option             $3.00 per $100 of waived monthly
                                                payment
--------------------------------------------------------------------------------

                    /1/ The payment for the Optional Benefits is due with the
                        Scheduled Purchase Payment and taken prior to the allocation of the Scheduled Purchase Payment to the Subaccount.

                    /2/ The Optional Benefits are not available to fully funded contracts or to contracts purchased through the Annuity Cross Funding Program (see "Appendix -- Annuity Cross Funding Program" provision in this prospectus).

                    /3/ The fees charged for the optional riders vary depending upon the age and gender of the Annuitant and the amount and duration of the Scheduled Installments.


                      For information concerning compensation paid for the sale of the contract, see "Sales of the Contract."

                      The next item shows the total operating expenses charged by the GE Investments Funds, Inc. -- Total Return Fund that you may pay periodically during the time that you own the contract. More detail concerning the fees and expenses for the GE Investments Funds, Inc. -- Total Return Fund is contained in its prospectus.


                   Annual Portfolio Expenses/1/
                   -------------------------------------------------------------
                   Total Annual Portfolio Operating Expenses               0.49%
                   -------------------------------------------------------------

                    /1/ Expenses are shown as a percentage of the Portfolio's
                        average daily net assets as of December 31, 2004. The Portfolio does not have any contractual fee waivers or expense reimbursements.

                      The expenses for the Portfolio are deducted by the Portfolio before it provides us with the daily net asset values. We then deduct the Variable Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. Management fees and other expenses for the GE Investments Funds, Inc. -- Total Return Fund are more fully described in its prospectus. Information relating to the Portfolio was provided by the Portfolio and not independently verified by us.

EXAMPLES The Examples are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract and the maximum fee for the optional rider charges, and fees and expenses for the GE Investments Funds, Inc. -- Total Return Fund.

                      The Examples show the dollar amount of expenses that would bear directly or indirectly if you:

                         . invested $10,000 in the contract for time period
                           indicated;

                         . earned a 5% annual return on your investment;

                         . elected all available rider options; and

                         . surrendered your contract at the end of the stated
                           time period.

                      As this is an Example, your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender or annuitization of the contract.


                                          1 Year    3 Years   5 Years  10 Years
                                          ------    -------   -------  --------

         Costs Based on Annual Portfolio
         Expenses                        $3,189.99 $3,652.41 $4,140.63 $5,584.71

                      The next Example uses the same assumptions as the prior Example, except that it assumes that you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


                                          1 Year    3 Years   5 Years  10 Years
                                          ------    -------   -------  --------

         Costs Based on Annual Portfolio
         Expenses                        $2,289.99 $2,952.41 $3,640.63 $5,484.71


                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5% which is not guaranteed. The above Examples assume:

                         . total Variable Account annual expenses of 1.50%
                           (deducted daily at an effective annual rate of the assets in the Variable Account);

                         . $196.80 for all the available rider options (charged
                           with the initial investment, but subtracted prior to allocation of assets to the Subaccount); and

                         . a $10.00 billing fee (charged with the initial
                           investment, but subtracted prior to allocation of assets to the Subaccount).

                      Deductions for premium taxes are not reflected, but may apply. If you did not elect all of the optional riders or if you only elected one or a combination of the optional riders, the expense figures shown above would be lower.

Synopsis

                      How does this contract work? The contract permits you to make Purchase Payments during the Accumulation Period. During this period, we invest your Purchase Payments in the Subaccount, the Immediate Installment Account, or the Guarantee Account.

                      Purchase Payments received will be allocated as follows:




                      Purchase Payment Allocation Table



         Type of Payment           When Received           Where Allocated
  ------------------------------------------------------------------------------
  Scheduled Purchase            Monthly Due Date     Subaccount
  Payment or portion thereof
  ------------------------------------------------------------------------------
  Scheduled Purchase            Before Monthly Due   Guarantee Account
  Payment or portion thereof    Date
  ------------------------------------------------------------------------------
  Scheduled Purchase            After Monthly Due    Subaccount for any past due
  Payment or portion thereof    Date                 Scheduled Installment, then
                                                     Guarantee Account for
                                                     remainder
  ------------------------------------------------------------------------------
  Flexible Purchase Payment     On or After Contract Immediate Installment
  that is greater than 6        Date                 Account
  Scheduled Purchase
  Payments with instructions
  ------------------------------------------------------------------------------
  Flexible Purchase Payment     On or After Contract Guarantee Account until
  that is greater than 6        Date                 instructions received, then
  Scheduled Purchase                                 transferred to Immediate
  Payments without                                   Installment Account
  instructions
  ------------------------------------------------------------------------------
  Flexible Purchase Payment     On or After Contract Guarantee Account
  that is equal to or less than Date
  6 Scheduled Purchase
  Payments
  ------------------------------------------------------------------------------


                      Should the payment received exceed the amount required to make all remaining Scheduled Installments, the excess amount will be returned to the Owner within 7 days.


                      On the Annuity Commencement Date, we apply your Contract Value to purchase a series of Income Payments. In turn, the Income Payments will be made to you each month. Each monthly Income Payment during an Annuity Year is equal in amount. Because we base the Income Payments on Subaccount performance, the amount of the payments may change from Annuity Year to Annuity Year. However, the amount paid per month will not be less than the Guaranteed Minimum Income Payment, provided all contractual requirements have been satisfied for receipt of those guaranteed payments. See "The Contract," the "Benefits at Annuity Commencement Date" and the "Guaranteed Minimum Income Payments" provisions in this prospectus.

                      Investments in the Subaccount vary with the investment performance of the GE Investments Funds, Inc. -- Total Return Fund. Over time, we transfer Purchase Payments invested in the Guarantee Account or the Immediate Installment Account, plus any interest earned, to the Subaccount.

                      Certain features described in this prospectus may vary from your contract. Please refer to your contract for those benefits that apply specifically to you.

                      What are the Guaranteed Minimum Income Payments? The contract offers you guaranteed periodic annuity benefits that can protect against the adverse results of poor Subaccount performance. If you make all Scheduled Installments on time and pay back the amount of any partial withdrawal received from the Subaccount with interest within one year of the partial withdrawal (but not later than the Annuity Commencement Date selected at the time of application; the Annuity Commencement Date must be a date at least 10 years from the date the contract is issued), then we guarantee that no matter how the Subaccount performs, each monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.

                      Should you miss a Scheduled Installment, you may still meet the requirement for making Scheduled Installments by paying:

                        (1) any missed Scheduled Installment(s), including any
                            interest, due on the missed Scheduled
                            Installment(s);

                        (2) any missed monthly billing fees.

                      Both the missed Scheduled Installment(s), including any interest due on the missed Scheduled Installment(s), and any missed monthly billing fees, must be repaid within one year of the due date of the missed Scheduled Installment(s), but not later than the Annuity Commencement Date. The Annuity Commencement Date must be a date at least 10 years from the date the contract is issued.

                      In addition, you may not make more than 24 Scheduled Installments over the life of the contract outside of the grace period (the grace period is 30 days after the date each Scheduled Installment is due) and still be eligible for your Guaranteed Minimum Income Payments.

                      Should you fail to meet the conditions listed above, you may still be entitled to reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule under the contract (see the "Guaranteed Minimum Income Payments" section in this prospectus for additional information). If you do not meet the conditions listed above, and you are not entitled to reduced Guaranteed Minimum Income Payments under the contract, you will lose your right to Guaranteed Minimum Income Payments.

                      What happens if the right to Guaranteed Minimum Income Payments is lost? If you do not maintain the right to Guaranteed Minimum Income Payments by meeting the contractual requirements as outlined above:

                        (1) you remain subject to the Purchase Payment
                            limitations under the contract (i.e., you may not make payments in excess of all your original Scheduled Installment amounts); and

                        (2) you will NOT have Guaranteed Minimum Income
                            Payments when you annuitize the contract.

                      What are Scheduled Installments? When we issue the contract, you establish your Annuity Commencement Date, (which must be a date at least 10 years from the date the contract is issued) and we will establish a schedule of monthly payments to the Subaccount (called Scheduled Installments) during the Accumulation Period. Once established, the amount and frequency of Scheduled Installments cannot be changed. Once the contract is issued, your Annuity Commencement Date may not be changed.

                      When you apply for a contract, you provide us with:

                         . the length of the Accumulation Period you desire.
                           The Accumulation Period must be at least 10 years;

                         . the minimum number of years (between 10 and 50, in
                           five year increments) for which you would like Income Payments to be made; and

                         . one of the following items of information:

                          . the amount of the Guaranteed Minimum Income Payment
                            you want; or

                          . how much you want to pay per month and/or pay in a
                            lump sum.

                      We use this information to establish your Scheduled Installments.

                      Your Annuity Commencement Date must be at least 10 years from the date your contract is issued. However, you may elect to surrender your contract at any time after the issue date and receive a lump sum payment, subject to a surrender charge, any access charge and a Market Value Adjustment, if applicable. After 12 months from the date the contract is issued, you may surrender your contract and elect one of the Optional Payment Plans. If you elect to surrender your contract, a surrender charge and any applicable access charge will be assessed unless you a elect Optional Payment Plan 1, Optional Payment Plan 2 (with a period certain of 10 or more years) or Optional Payment Plan 5. Your surrender charges and any access charges will be waived if you surrender your contract and apply the assets to Optional Payment Plan 1, Optional Payment 2 (with a period certain of 10 or more years) or Optional Payment Plan 5, however, you may still be subject to a Market Value Adjustment if you have assets allocated to the Immediate Installment Account at the time of surrender. If you elect to surrender your contract and apply the assets to any Optional Payment Plan, you will lose all rights to Guaranteed Minimum Income Payments under the contract. We will calculate any Surrender Value as of the Valuation Day your request for surrender is received at our Home Office.

                      How do I pay the Scheduled Installments? You may pay Scheduled Installments by making:

                         . Scheduled Purchase Payments;

                         . Flexible Purchase Payments;

                         . transfers from another variable deferred annuity
                           contract issued by GE Life and Annuity Assurance Company (or one of its affiliated companies) under an approved Annuity Cross Funding Program (not available for contracts issued on or after August 17, 2004); or

                         . a combination thereof.

                      See the "Purchase Payments" and "Appendix -- Annuity Cross Funding Program" provisions in this prospectus.

                      By paying the Scheduled Purchase Payments on time, you ensure that the Scheduled Installments are met and your right to Guaranteed Minimum Income Payments is not lost.

                      You should not purchase the contract described in this prospectus if you believe that you may not be able to make all of the Scheduled Installments.

                      May I pay my Scheduled Purchase Payments automatically? You may use electronic fund transfers to make your monthly Scheduled Purchase Payments. If you do not use electronic fund transfers for your Scheduled Purchase Payments, we will charge you a $10.00 per month billing charge. See "The Contract" provision in this prospectus.

                      How do Flexible Purchase Payments work? Although we designed the contract as a Scheduled Purchase Payment contract, you may make Flexible Purchase Payments subject to certain conditions. The amount of each Flexible Purchase Payment must be greater than 6 Scheduled Purchase Payments and be accompanied with sufficient transfer instructions in order for us to allocate the Flexible Purchase Payment to the Immediate Installment Account. We will allocate the Flexible Purchase Payment to the Guarantee Account if we do not receive transfer instructions or we receive insufficient transfer instructions from the Owner.

                      Any Flexible Purchase Payment received that is less than or equal to 6 times the Scheduled Purchase Payments will also be automatically allocated to the Guarantee Account.


                      Amounts invested in the Immediate Installment Account earn interest at rates we declare and guarantee at the time of purchase. Although the Immediate Installment Account is a separate account, we assume the risk of investment gain or loss on the Immediate Installment Account's assets. We transfer certain amounts (called Immediate Installments) from the Immediate Installment Account to the Subaccount on a monthly basis to make your Scheduled Installment or supplement your Scheduled Purchase Payments in accordance with your instructions. The amount transferred from the Immediate Installment Account to the Subaccount will never exceed the amount of your Scheduled Installment minus the amount of your Scheduled Purchase Payment. We will return to you any amount in excess of what is needed to make all Scheduled Installments. The excess amount will be returned to you within 7 days of our receipt.


                      Whether a transfer from the Immediate Installment Account makes your Scheduled Installment or supplements your Scheduled Purchase Payment is dependent upon the amount in the Immediate Installment Account and your transfer instructions at the time the Flexible Purchase Payment is received. We determine the amount of the Immediate Installment we transfer each month to the Subaccount on the date the Flexible Purchase Payment is received accompanied with complete transfer instructions. This amount depends on:

                         . the amount of your Flexible Purchase Payment;

                         . the rate of interest that we credit to the Flexible
                           Purchase Payment; and

                         . the number of installments you choose.

                      Transfer instructions must include direction as to:

                        (1) whether the Flexible Purchase Payment is to be used
                            to fully pay some or all of your Scheduled
                            Installments; or

                        (2) whether the Flexible Purchase Payment is to be used
                            to lower the amount of some or all of your Scheduled Purchase Payments.




                      Is the contract available as a Qualified Contract or a Non-Qualified Contract? We designed the contract for use in connection with certain types of retirement plans that receive favorable treatment under the Code ("Qualified Contracts"). Qualified retirement plans provide their own tax deferral benefit, so there should be another reason for you to purchase the contract, aside from tax deferral. Please consult a tax adviser to determine whether this contract is an appropriate investment for the qualified retirement plan. This contract is also available in connection with retirement plans that do not qualify for such favorable treatment under the Code. Such contracts are referred to throughout this prospectus as "Non-Qualified Contracts." The information regarding the tax treatment of the contracts generally applies to Non-Qualified Contracts. Different rules and regulations may apply to contracts issued as Qualified Contracts. Please consult a qualified tax adviser for additional information.


                      What surrender and access charges are associated with the contract? If you surrender your contract or take partial withdrawals before your Annuity Commencement Date, we may assess a surrender and/or access charge.

                     . For amounts partially withdrawn or surrendered from the Subaccount and/or the Guarantee Account, we will assess a surrender charge. We will determine this charge by assuming that the amount being withdrawn on the date of the partial withdrawal or surrender comes entirely from Scheduled Installments made to date and not previously withdrawn (withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation). Depending upon the Contract Year of your surrender or partial withdrawal, the surrender charge will be anywhere from 9% to 1% of the lesser of:

                        (1) Scheduled Installments made to date and not
                            previously withdrawn (withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

                        (2) the amount withdrawn.

                     . For amounts partially withdrawn or surrendered from the Immediate Installment Account, we will assess an access charge. This charge will be anywhere from 6% to 1% of the Immediate Installment Account Value withdrawn depending on the duration of the remaining Immediate Installments. In addition, we will apply a Market Value Adjustment to determine the Immediate Installment Account Value and the amount available for a partial withdrawal or surrender from the Immediate Installment Account.

                      We may waive the surrender and/or access charges if you apply your Contract Value upon surrender to certain available Optional Payment Plans. See the "Charges and Other Deductions" provision in this prospectus.

                      Are there any other charges? We assess a daily charge, equal to an effective annual rate of 1.50%, against the average daily net assets of the Subaccount. This charge consists of a 0.15% administrative expense charge and a 1.35% mortality and expense risk charge.

                      A $10.00 monthly billing fee will be assessed with all direct billed Scheduled Purchase Payments.

                      If state premium taxes are assessed, we will deduct any state assessed premium taxes either:

                         . at the time your contract incurs such taxes;

                         . at surrender or distribution of the contract; or

                         . at any other time we choose.

                      Premium taxes may be taken from Purchase Payments or from proceeds at surrender, at the time of a partial withdrawal, annuitization, or death, as applicable. State premium taxes are based on the residence of the Owner at the time the tax is assessed. See the "Charges and Other Deductions" provision in this prospectus.

                      The GE Investments Funds, Inc. -- Total Return Fund also has certain expenses. These include management fees and other expenses associated with its daily operations. See the provision entitled "Annual Expenses -- GE Investments Funds, Inc. -- Total Return Fund" in this prospectus. In addition, these expenses are more fully described in the prospectus for the GE Investments Funds, Inc. -- Total Return Fund.

                      There are various charges assessed for rider options. The maximum charge for each Optional Rider is listed in the "Fee Tables" provision in this prospectus. For additional information, see the "Optional Riders" provision in the section entitled "The Contract" in this prospectus.

                      For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contract" provision in this prospectus.

                      How do you calculate my monthly Income Payments? We will pay you a monthly income for life with a guaranteed minimum period beginning on the Annuity Commencement Date, provided the Annuitant is still living. The amount of your Income Payments depends on:

                         . your Contract Value;

                         . whether you are receiving Guaranteed Minimum Income
                           Payments;

                         . the age and gender of the Annuitant(s); and

                         . the specific payment plan you choose.

                      See the "Benefits at Annuity Commencement Date" provision in this prospectus.

                      What happens if an Owner dies before the Annuity Commencement Date? If any Owner dies before the Annuity Commencement Date while the contract is in force, the Joint Owner, if any becomes the sole Owner of the contract. If there is no Joint Owner, the Designated Beneficiary becomes the sole Owner of the contract. Certain distribution rules imposed by Federal tax law also will apply. However, spouses who are Designated Beneficiaries and not Joint Annuitants are not permitted spousal continuation under the contract. Under such circumstances, the distribution rules for non-spousal beneficiaries will apply. We may pay a Death Benefit to the Designated Beneficiary. See "The Death Benefit" provision in this prospectus.

                      May I surrender the contract or take a partial withdrawal? You may surrender the contract for its Surrender Value at any time before the Annuity Commencement Date. In addition, you may take partial withdrawals of at least $100 from Contract Value. If you surrender the contract or take a partial withdrawal, we may assess a surrender and/or access charge. Partial withdrawals will be made first from the Guarantee Account, then the Immediate Installment Account, and finally, the Subaccount, unless you request otherwise.

                      You may also surrender your contract on the Annuity Commencement Date for the Contract Value as of that Valuation Day, but without any surrender and/or access charges. In order to receive the lump sum payment, you must notify us at our Home Office of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to the Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon the Annuity Commencement Date if you elect to receive a lump sum payment. You may be subject to income tax, and a 10% IRS penalty tax if you are younger than age 59 1/2 at the time of the partial withdrawal or surrender. A surrender or a partial withdrawal may also be subject to income tax withholding. In addition, taking a lump sum payment in lieu of Income Payments may have adverse tax consequences. See the "Federal Tax Matters" provision in this prospectus.

                      You must repay the amount of each partial withdrawal from the Subaccount (including any interest on the amount received at an effective annual rate of 6%), within one year of the partial withdrawal, but no later than the Annuity Commencement Date to retain your eligibility to receive Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule. Interest will be assessed from the date of the partial withdrawal to the date we receive full repayment.

                      If you repay the amount of each partial withdrawal received from the Subaccount within 12 months of the partial withdrawal, we will reimburse the Subaccount in the amount of the surrender charge we assessed when you made the partial withdrawal. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the Valuation Day your repayment of the partial withdrawal is received. If your repayment of the partial withdrawal is received on a day when the New York Stock Exchange is not open or the Portfolio is not valuing its shares, we will allocate your repayment to the Subaccount on the next Valuation Day. Because of this reimbursement, all subsequent amounts distributed from the Subaccount will be subject to a surrender charge.

                       For example:

                       Assume you have made Scheduled Installments of $18,000 during the first Contract Year and your Contract Value is $20,000 (all of which is allocated to the Subaccount) and you then request to take a partial withdrawal of $10,000 on May 1, 2006.

                       You will receive $9,100 assuming no premium taxes or income taxes are withheld. A surrender charge of $900 ($10,000 x 9%) will be withheld by us. To reinstate your Guaranteed Minimum Income Payment, you must pay to us $9,100 plus interest at a rate of 6% before May 1, 2007 (in addition to paying your regularly Scheduled Installments).

                       On August 1, 2006 you repay $5,000 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $5,000 plus $494.51 ($900 x $5,000/$9100). Then on December 1, 2006 you repay the remaining $4,100 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $4,100 plus $405.49 ($900 x $4100/$9100).

                      Partial withdrawals from the Immediate Installment
                      Account or Guarantee Account do not have to be repaid to receive your Guaranteed Minimum Income Payment, but you may have to increase the amount of your Scheduled
                      Purchase Payments since amounts withdrawn from those accounts will not be available for Scheduled Installments.

                      In addition, partial withdrawals may reduce your Death Benefit. See "The Death Benefit" provision in this prospectus.

                      For more information on surrenders and partial withdrawals, see the "Surrenders and Partial Withdrawals" provision in this prospectus.

                      Do I have a return privilege? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus within a certain number of days (usually 15 days from the date you receive the contract, but some states require different periods) and we will cancel the contract.

                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive your contract with your written request to cancel. Upon receipt of such information, we will send you a refund equal to your Contract Value, plus or minus any applicable Market Value Adjustment, plus any deductions we have made from your Purchase Payments before their allocation to the contract. Alternatively, if required by the laws of your state, we will refund your Purchase Payments (less any partial withdrawals previously taken). See the "Additional Information -- Return Privilege" and the "Appendix -- Annuity Cross Funding Program" provisions in this prospectus.

                      Are there optional benefits available under the contract? Optional benefits are available by purchasing one or more of the following riders with the contract. Not all of the rider options listed below may be available in all states. In addition, the riders are not available to fully funded contracts or to contracts issued through an Annuity Cross Funding Program. The riders are:

                         . the Disability Benefit Rider Option;

                         . the Joint Annuitant Life Benefit Rider Option; and

                         . the Unemployment Benefit Rider Option.

                      See "The Contract" and the "Appendix -- Annuity Cross Funding Program" provisions in this prospectus for additional information.




                      What are the Federal tax implications of my investment in the contract? Generally all investment earning under the contract are tax-deferred until withdrawn or until Income Payments begin. A distribution from the contract, which includes a full surrender or a partial withdrawal, or a payment of a death benefit, will generally result in taxable income if there has been an increase in Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the GE Investments Funds, Inc. -- Total Return Fund and the assessment of Variable Account charges. The Accumulation Unit value information for Accumulation Units outstanding are as follows:

                                                                Number of
                              Accumulation      Accumulation  Accumulation
                             Unit Values at    Unit Values at   Units at
Subaccount                 Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------
Total Return Fund                $10.90            $11.62      12,771,389   2004
                                   9.20             10.90       4,540,351   2003
                                  10.00              9.20         616,931   2002
--------------------------------------------------------------------------------

Investment Results

                      At times, the Variable Account may present its investment results or compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher.

                      Total returns assume an initial investment and include the reinvestment of all dividends and capital gains of the GE Investments Funds, Inc. -- Total Return Fund and the deduction of Portfolio charges and expenses, the contract's mortality and expense risk charge and the administrative expense charge. Standardized total returns also reflect surrender charges, a maximum one month charge for the optional riders and a $10.00 billing fee. Non-standardized returns do not reflect charges for the optional riders or the $10.00 billing fee. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for further information.

Financial Statements

                      The consolidated financial statements for the Company are set forth herein. The financial statements of the Variable Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. Genworth Financial, Inc. directly owns GNA Corporation. Genworth Financial, Inc. is indirectly owned by General Electric Company. The GE Investments Funds, Inc. are also indirectly owned by the General Electric Company and therefore the Company, Capital Brokerage Corporation and the GE Investments Funds, Inc. are affiliated companies.

                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                      For more information about us, see the provision entitled "GE Life and Annuity Assurance Company" in this prospectus.

The Variable Account

                      We established the Variable Account as a separate investment account on August 19, 1987. The Variable Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Variable Account to support the contract as well as for other purposes permitted by law.

                      Currently, only one Subaccount of the Variable Account is available under the contract. The Subaccount invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. Other variable investment options may be available if you are participating in the Annuity Cross Funding Program. See the
                      "Appendix -- Annuity Cross Funding" provision in this prospectus.

                      The assets of the Variable Account belong to us. Nonetheless, we do not charge the assets in the Variable Account with liabilities arising out of any other business which we may conduct. The assets of the Variable Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Variable Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Variable Account are credited to or charged against the Variable Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Variable Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account by the SEC. You assume the full investment risk for all amounts you allocate to the Variable Account.

THE SUBACCOUNT        There is one Subaccount of the Variable Account which
AND THE GE            corresponds to the GE Investments Funds, Inc. -- Total
INVESTMENTS           Return Fund offered in the contract. The GE Investments
FUNDS, INC. --        Funds, Inc. -- Total Return Fund is registered with the
TOTAL RETURN          SEC as an open-end management investment company under
FUND                  the 1940 Act.

                      Before investing in the contract, carefully read the prospectus for the GE Investments Funds, Inc. -- Total Return Fund along with this prospectus. We summarize the investment objective of the GE Investments Funds, Inc. -- Total Return Fund in the following paragraph. There is no assurance that the GE Investments Funds, Inc. -- Total Return Fund will meet this objective. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the GE Investments Funds, Inc. -- Total Return Fund.

                      The investment objective and adviser to the GE Investments Funds, Inc. -- Total Return Fund is as follows:

Investment Objective                                                             Adviser
-----------------------------------------------------------------------------------------------------
Seeks the highest total return, composed of current income and       GE Asset Management Incorporated
capital appreciation, as is consistent with prudent investment risk.
-----------------------------------------------------------------------------------------------------

                      We will purchase shares of the GE Investments Funds, Inc. -- Total Return Fund at net asset value and direct them to the Subaccount. We will redeem sufficient shares of the GE Investments Funds, Inc. -- Total Return Fund at net asset value to pay Death Benefits, surrender proceeds, and partial withdrawals, to make Income Payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the GE Investments Funds, Inc. -- Total Return Fund in shares of the GE Investments Funds, Inc. -- Total Return Fund at its net asset value on the date of distribution. In other words, we do not pay dividends or capital gains of the GE Investments Funds, Inc. -- Total Return Fund to Owners as additional units, but instead reflect them in unit values.

                      Shares of the GE Investments Funds, Inc. -- Total Return Fund are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When the GE Investments Funds, Inc. -- Total Return Fund sells its shares both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When the GE Investments Funds, Inc. -- Total Return Fund sells its shares to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      GE Investments Funds, Inc. -- Total Return Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in the GE Investments Funds, Inc. -- Total Return Fund could conflict. The Board of Directors of the GE Investments Funds, Inc. -- Total Return Fund will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectus for the GE Investments Funds, Inc. -- Total Return Fund for additional information.

                      We have entered into an agreement with the GE Asset Management Incorporated ("GEAM") under which GEAM pays us a fee for administrative and other services we provide relating to the GE Investments Funds, Inc. -- Total Return Fund. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the GE Investments Funds, Inc. -- Total Return Fund on behalf of the Variable Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. The amount received from GEAM for the assets allocated to the GE Investments Funds, Inc, -- Total Return Fund from the Variable Account during 2004 was 0.35%. Payment of these amounts is not an additional charge to you by the GE Investments Funds, Inc. -- Total Return Fund or by us, but comes from GEAM.


                      In addition to the asset-based payments for administrative and other services described above, GEAM may also pay us, or our affiliate Capital Brokerage Corporation, amounts to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide GEAM with greater access to our wholesalers to provide training, marketing support and educational presentations.

VOTING RIGHTS         As required by law, we will vote shares of the GE
                      Investments Funds, Inc. -- Total Return Fund held in the
                      Variable Account at special shareholder meetings based on instructions from you. The voting will be done in accordance with your instructions if you have Subaccount value or are receiving variable Income Payments. However, if the law changes and we are allowed to vote in our own right, we may elect to do so.

                      Before Income Payments begin, we will determine the number of votes which an Owner has the right to cast by dividing the value in the Subaccount by the net asset value of the GE Investments Funds, Inc. -- Total Return Fund. In determining the number of votes, we will recognize fractional shares. On or after Income Payments begin, an Owner's voting interest, if any, is determined by dividing the dollar value of the liability for future variable Income Payments to be paid from the Subaccount by the net asset value of the GE Investments Funds, Inc. -- Total Return Fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

                      We will vote shares of the GE Investments Funds, Inc. -- Total Return Fund for which no timely instructions are received in the same proportion as those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

                      Whenever the GE Investments Funds, Inc. -- Total Return Fund calls a shareholder meeting, Owners with voting interests in the GE Investments Funds, Inc. -- Total Return Fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the GE Investments Funds, Inc. -- Total Return Fund will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      Since the GE Investments Funds, Inc. -- Total Return Fund may engage in shared funding, other persons or entities besides us may vote shares of the of GE Investments Funds, Inc. -- Total Return Fund.

CHANGES TO THE        We reserve the right, within the law, to make additions,
VARIABLE              deletions and substitutions for the GE Investments Funds,
ACCOUNT AND           Inc. -- Total Return Fund. We may substitute shares of
THE                   other portfolios for shares already purchased, or to be
SUBACCOUNT            purchased in the future, under the contract. This
                      substitution might occur if shares of the GE Investments
                      Funds, Inc. -- Total Return Fund should no longer be available, or if investment in the GE Investments Funds, Inc. -- Total Return Fund should become inappropriate for the purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the GE Investments Funds, Inc. -- Total
                      Return Fund and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the current investment option, however, we reserve our right to do so should the current investment option become inappropriate to maintain the guarantees under the contract. We will only substitute the current investment with an equity based investment option should we exercise our right to substitute the current investment option in the future.
                      No substitution or deletion will be made to the contract without prior notice to you and before any necessary approval of the SEC in accordance with the 1940 Act.

                      We also reserve the right to establish additional subaccounts, each of which would invest in a separate portfolio of GE Investments Funds, Inc., or in shares of another investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary approval of the SEC. Not all subaccounts may be available to all classes of contracts.

                      If permitted by law, we may create new variable accounts; deregister the Variable Account under the 1940 Act in the event such registration is no longer required; manage the Variable Account under the direction of a committee; or combine the Variable Account with one of our other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Variable Account to another separate account.




SCHEDULED             We have not adopted policies and procedures with regard
INSTALLMENTS TO       to frequent trading for this product. This product is
THE SUBACCOUNT --     unique compared to other variable annuity products
POLICIES AND          because it only has one Subaccount investing in one
PROCEDURES            Portfolio and transfers to that Subaccount may only be
                      made at a prescribed period for a prescribed amount.

                      In order to receive your Guaranteed Minimum Income Payments, you must make all required Scheduled Installments to the Subaccount. Scheduled Installments may only be made on the Monthly Due Date and only in an amount predetermined at the time the contract is issued. You may not transfer assets from the Subaccount to the Immediate Installment Account or the Guarantee Account. See "The Contract -- Purchase Payments" provision in this prospectus for more information.



                      The GE Investments Funds, Inc. -- Total Return Fund may refuse Purchase Payments for any reason. In such case, if we cannot make the purchase request on the date of your Scheduled Installment, your Scheduled Installment will be made on the next Valuation Day.

The Guarantee Account and
The Immediate Installment Account


THE GUARANTEE         Amounts in the Guarantee Account are held in, and are
ACCOUNT               part of, our General Account. The General Account
                      consists of our assets other than those allocated to the Variable Account and our other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets in the General Account are chargeable with liabilities arising out of any business we may conduct.


                      Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in our Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures, or lack thereof, relating to the interests in the Guarantee Account and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

                      We allocate Scheduled Purchase Payments received in advance of the Monthly Due Date to the Guarantee Account. We then will transfer the required amount to fund the Scheduled Installment to the Subaccount as of the Monthly Due Date.

                      We allocate any Flexible Purchase Payment received that is equal to or less than 6 times the amount of the Scheduled Purchase Payment to the Guarantee Account. We also allocate Flexible Purchase Payments that we receive with insufficient transfer instructions to the Guarantee Account. Insufficient transfer instructions include when you do not tell us whether you want your Flexible Purchase Payment to:

                        (i) lower the amount of the Scheduled Purchase Payment
                            you must make each month; or

                       (ii) completely prepay a certain number or all of your
                            remaining Scheduled Installments.

                      The Flexible Purchase Payment will remain in the Guarantee Account and earn interest until we receive your instructions concerning the method of transfer. Once we have these instructions, we will establish a schedule of Immediate Installments and transfer your Flexible Purchase Payment from the Guarantee Account to the Immediate Installment Account. See "The Contract" provision in this prospectus.

                      We determine the interest rates credited to assets in the Guarantee Account at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as Purchase Payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in the future, however, the interest rates credited will be at least the guaranteed interest rate shown in your contract.

THE IMMEDIATE         Due to certain exclusionary provisions of the federal
INSTALLMENT           securities laws, we have not registered the Immediate
ACCOUNT               Installment Account as an investment company under the
                      1940 Act. Accordingly, the Immediate Installment Account is not generally subject to regulation under the 1940
                      Act. However, we have registered interests in the Immediate Installment Account under the 1933 Act, and disclosures relating to the interests in the Immediate
                      Installment Account are subject to the provisions of that Act.

                      The Immediate Installment Account is a non-unitized separate account that we have established for the payment of future Immediate Installments. Provided we have sufficient direction from you to do so, we commit to make all future Immediate Installments at the time we accept your Flexible Purchase Payment and place that Flexible Purchase Payment into the Immediate Installment Account. The assets of the Immediate Installment Account equal, at the least, the reserves and other contract liabilities supported by the Immediate Installment Account. Like the Variable Account, but unlike the Guarantee Account, we do not charge the assets in the Immediate Installment Account with liabilities arising out of any other business which we may conduct. The assets of the Immediate Installment Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Immediate Installment Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Immediate Installment Account are credited to or charged against the Immediate Installment Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      For each Flexible Purchase Payment allocated to the Immediate Installment Account, we calculate a level monthly interest rate. The level monthly interest rate is the single rate at which the present value of the Immediate Installments generated equals the Flexible Purchase Payment less any premium tax. The level monthly interest rate will be different for each Flexible Purchase Payment made.

                      We have no specific formula for determining the level monthly interest rate. Our determination may be influenced by, but not necessarily correspond to, interest rates available on fixed income investments that we may acquire with the amounts we receive as Flexible Purchase Payments under the contract. We will invest these amounts primarily in investment-grade fixed income securities including, but not limited to:

                         . securities issued by the U.S. Government or its
                           agencies or instrumentalities -- such securities may or may not be guaranteed by the U.S. Government;

                         . debt securities that have an investment grade, at
                           the time of purchase, within the four highest grades assigned by Moody's Investor Services, Inc., Standard & Poor's Corporation, or any other nationally recognized rating service;

                         . mortgage-backed securities collateralized by real
                           estate mortgage loans, or securities collateralized by other assets, that are insured or guaranteed by the Federal Home Loan Mortgage Association, the Federal National Mortgage Association, or the Government National Mortgage Association, or that have an investment grade at the time of purchase within the four highest grades described above; and

                         . other debt instruments, commercial paper, cash or
                           cash equivalents.

                      You will have no direct or indirect interest in these investments, and you do not share in the investment performance of the assets of the Immediate Installment Account. We also will consider other factors in determining the interest we credit on amounts allocated to the Immediate Installment Account including:

                         . regulatory and tax requirements;

                         . sales commissions;

                         . administrative expenses borne by us;

                         . general economic trends; and

                         . competitive factors.

                      Our management will make the final determination on the interest we credit. We cannot predict or guarantee the level of future interest rates. However, once an interest rate has been declared and your payment is invested in the Immediate Installment Account, that interest rate is guaranteed until the entire amount of that Flexible Purchase Payment has been transferred to the Subaccount through Immediate Installments or withdrawn from the Immediate Installment Account. You may call us at any time to obtain the current rate of interest applied to Flexible Purchase Payments allocated to the Immediate Installment Account. The rate of interest a Flexible Purchase Payment receives will be disclosed on your confirmation statement.

                      A Market Value Adjustment can increase or decrease the amounts surrendered from the Immediate Installment Account depending on current interest rate fluctuations. A Market Value Adjustment is not taken for amounts transferred from the Immediate Installment Account to the Subaccount for purposes of making a Scheduled Installment. When current interest rates are higher than the interest rate declared for your Flexible Purchase Payment(s), a Market Value Adjustment would reduce the value of the amount distributed. When current interest rates are lower than the interest rate declared for your Flexible Purchase Payment(s), a Market Value Adjustment would increase the value of the amount distributed. Consequently, the Immediate Installment Account Value will vary based on changes in interest rates since the date of your Flexible Purchase Payment, transfers of Immediate Installments and any partial withdrawals from the Immediate Installment Account. See the "Charges and Other Deductions" provision in this prospectus. We do not guarantee the Immediate Installment Account Value.

The Contract

                      The contract is a scheduled purchase payment variable deferred annuity contract. We describe your rights and benefits below and in the contract. Your contract may differ in certain respects from the description in this prospectus due to variations in state insurance law requirements. Your contract reflects what applies to you.

PURCHASING A          You may purchase a contract through an authorized sales
CONTRACT              representative. The sales representative will send your
                      completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers will prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sales of the Contract" provision in this prospectus.


                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial Purchase Payment, which can be either a Scheduled Purchase Payment, a Flexible Purchase Payment or both, no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five business days. If the application cannot be completed within those five days, we will inform you of the reasons, and will return your initial Purchase Payment immediately (unless you specifically authorize us to keep the Purchase Payment until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two business days. Scheduled Purchase Payments will be applied to the Subaccount. Flexible Purchase Payments received with the application will be applied to the Immediate Installment Account or Guarantee Account. See the "Purchase Payment" provision in this prospectus. The date we apply the initial Purchase Payment becomes the Contract Date. We will apply any additional Purchase Payments received after the Contract Date on the Valuation Day on which they are received.


                      To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts. The person(s) designated as the Annuitant(s) must be younger than age 71.


                      We may sell the contract as Non-Qualified, as well as for use with certain qualified retirement plans. Please be aware that if you are purchasing the contract for use with a qualified retirement plan, the contract includes features such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. If you are purchasing this contract as a Qualified Contract, you should consider purchasing the contract for, example, its death benefit, income benefits, or other benefits not related to tax deferral. Please consult a tax adviser to determine whether this contract is an appropriate investment for the qualified retirement plan.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract or life insurance policy to make Scheduled or Flexible Purchase Payments. Before making an exchange to acquire this contract, you should carefully compare this product to your current contract or policy. You may have to pay a surrender charge under your current contract or policy to exchange it for this contract, and this contract has its own surrender charges (as well as access charges) which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract or policy. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange your current contract or policy for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP             As Owner(s), you have all the rights under the contract,
                      subject to the rights of any irrevocable beneficiary.
                      Ownership rights may be restricted by court orders, child support or tax collection actions or other legal proceedings.

                      Two persons may apply for a contract as Joint Owners. Joint Owners have equal undivided interests in their contract. This means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint Owners also have the right of survivorship. This means if a Joint Owner dies, his or her interest in the contract passes to the surviving Owner. You must have our approval to add a Joint Owner after we issue the contract. Joint Owners added after the Contract Date must be spouses. We may require additional information, such as a copy of your marriage certificate, if Joint Ownership is requested after the Contract Date. During the Annuitant(s)'s life, you can change any non-natural Owner to another non-natural Owner.

                      Except for non-natural Owners, an Owner must be an Annuitant. Therefore, if two natural persons are Joint Owners, they must be Joint Annuitants, unless the contract is issued as an IRA. If the contract is issued as an IRA, there may only be one Owner, but there may be Joint Annuitants provided one of the Joint Annuitants is also the Owner. You cannot change the Annuitant(s) without our consent. If any Owner is not a natural person, a Joint Annuitant cannot be added or removed after the contract is issued.


                      If you purchased this contract with a flexible purchase payment variable deferred annuity contract issued by the Company ("Funding Annuity") pursuant to an Annuity Cross Funding Program, the Owner and Joint Owner (if applicable), Annuitant and Joint

                      Annuitant (if applicable) of this contract, must be the same as the Owner or Joint Owner (if applicable), Annuitant and Joint Annuitant (if applicable) of the Funding Annuity. See the "Appendix -- Annuity Cross Funding Program" provision.

ASSIGNMENT            An Owner of a Non-Qualified Contract may assign some or
                      all of his or her rights under the contract as collateral security for a loan. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.


                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% loss of the amount included in gross income.



                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. See the "Federal Tax Matters" provision of this prospectus.


GUARANTEED            The contract offers you guaranteed periodic annuity
MINIMUM               benefits that can protect your investment against the
INCOME                adverse results of poor Subaccount performance. If you
PAYMENTS              make all Scheduled Installments on time and pay back the
                      amount of any partial withdrawal received from the Subaccount with interest within one year of the partial withdrawal (but not later than the Annuity Commencement
                      Date which must be a date at least 10 years from the date the contract is issued), then we guarantee that no matter how the Subaccount performs, each monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.

                      Should you miss a Scheduled Installment, you may still meet the requirements for making Scheduled Installments:

                        (1) if you pay any missed Scheduled Installment(s) and
                            any missed monthly billing fee(s), with interest, within one year of the due date of the missed Scheduled Installment (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued); and

                        (2) you make no more than 24 Scheduled Installments
                            over the life of the contract outside of the grace period (within 30 days after the date each Scheduled Installment is due).


                      Should you fail to meet the conditions listed above, you may still be entitled to reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule under the contract. See the "Guaranteed Minimum Income Payments" provision later in this prospectus for additional information. If you do not meet the conditions listed above, and you are not entitled to reduced Guaranteed Minimum Income Payments under the contract, you can still receive Income Payments on the Annuity Commencement Date, but you will lose your right to the guaranteed minimum.



PURCHASE              General.  Purchase Payments can be Scheduled Purchase
PAYMENTS              Payments or Flexible Purchase Payments. How we allocate
                      these payments depends on your instructions, when we receive the payment and the amount of the payment received. See the "Purchase Payment Allocation Table" in the "Synopsis" section provision of this prospectus.


                      Purchase Payments received will be allocated as follows:

                         (1)Any Scheduled Purchase Payment made on or after the
                            Monthly Due Date for purposes of satisfying a Scheduled Installment will be allocated to the Subaccount;

                        (2) Any Scheduled Purchase Payment made for purposes of
                            satisfying a Scheduled Installment, but received prior to that installment's Monthly Due Date will be allocated to the Guarantee Account until the Monthly Due Date. On the Monthly Due Date, that Purchase Payment will be transferred to the Subaccount;

                        (3) Any Flexible Purchase Payment received that is
                            greater than 6 times the amount of the Scheduled Purchase Payment and accompanied with complete transfer instructions will be allocated to the Immediate Installment Account. If no transfer instructions are received, the payment will be allocated to the Guarantee Account. Should the payment received exceed the amount required to make all remaining Scheduled Installments, the excess amount will be returned to the Owner within 7 days;

                        (4) Any Flexible Purchase Payment received that is
                            equal to or less than 6 times the amount of the Scheduled Installment will be allocated to the Guarantee Account.

                      If we receive a Flexible Purchase Payment that is in an amount greater than 6 times the amount of the Scheduled Purchase Payment with complete instructions as to how you want the payment transferred to the Subaccount, we will invest your Flexible Purchase Payment in the Immediate Installment Account. Otherwise, we will invest your Flexible Purchase Payment in the Guarantee Account. Once we receive sufficient transfer instructions, as outlined below, we will transfer your Flexible Purchase Payment from the Guarantee Account to the Immediate Installment Account.

                      Transfer instructions must include direction as to:

                        (1) whether the Flexible Purchase Payment is to be used
                            to fully pay some or all of your Scheduled
                            Installments; or

                        (2) whether the Flexible Purchase Payment is to be used
                            to lower the amount of some or all of your Scheduled Purchase Payments.

                      Flexible Purchase Payments received that are equal to or less than 6 times the amount of the Scheduled Purchase Payment will be invested in the Guarantee Account and cannot be transferred to the Immediate Installment Account. Assets in the Guarantee Account, however, can be used to make Scheduled Installments.

                      Transfers or payments to the Subaccount cannot be greater than the Scheduled Installment amount. Scheduled Installments can be made by:

                        (1) Scheduled Purchase Payments;

                        (2) Immediate Installments from the Immediate
                            Installment Account;

                        (3) transfers from the Guarantee Account;

                        (4) transfers from another flexible purchase payment
                            variable deferred annuity contract issued by GE Life and Annuity Assurance Company or one of its affiliated companies pursuant to an approved Annuity Cross Funding Program (not available for contracts issued on or after August 17, 2004); or

                        (5) a combination of any of the above.

                      The total Purchase Payments for all contracts issued to any one Owner and/or Annuitant cannot exceed $2,000,000 without prior approval from the Company.

                      Establishing Scheduled Installments. We determine your right to receive the Guaranteed Minimum Income Payments, in part, by the timely payment of the Scheduled Installments. Scheduled Installments are the monthly investments that you must make to the Subaccount during the Accumulation Period of your contract. You may make Scheduled Installments through a combination of Scheduled Purchase Payments and Flexible Purchase Payments.

                      We establish the amount and number of your Scheduled Installments when we issue your contract. Once established, the number and amount of the monthly Scheduled Installments cannot be changed. The amount and number of monthly Scheduled Installments depends in part on the amount of Guaranteed Minimum Income Payments and the Annuity Commencement Date you request at the time of application.

                      Guaranteed Minimum Income Payments and Amount of Scheduled Installments. The Guaranteed Minimum Income Payment is the minimum monthly Income Payment we promise to pay beginning on the Annuity Commencement Date (the Annuity Commencement Date must be selected at the time of application and must be a date at least 10 years from the date the contract is issued) and continuing for the lifetime of the Annuitant(s) (or, if such Annuitant(s) dies before the end of a certain stated number of years, for that number of years) provided you have met the conditions necessary to receive the payments.

                      In the event that an Owner marries after we issue the contract, upon our approval, he or she may add their spouse as a Joint Owner and/or Joint Annuitant before the Annuity Commencement Date. If we approve the change, the amount and duration of your Scheduled Installments will not change; however, we will reduce the amount of your Guaranteed Minimum Income Payments because we expect to make such payments for a longer period of time (i.e., until the death of the last surviving spouse). The Guaranteed Minimum Income Payments will be reduced as if the spousal Joint Owner was added to the contract on the Contract Date. In addition, if you purchased this contract pursuant to an Annuity Cross Funding Program, the Owner, Joint Owner (if applicable), Annuitant, and Joint Annuitant (if applicable) of this contract, must be the same as the Owner, Joint Owner (if applicable), Annuitant and Joint Annuitant (if applicable) of the Funding Annuity. See the "Appendix -- Annuity Cross Funding" provision of this prospectus.

                      When you apply for a contract, your application must provide us with:

                         . the Annuity Commencement Date (which may not be
                           changed after the contract is issued);

                         . the age (and for Non-Qualified Contracts, the
                           gender) of the Annuitant(s);

                         . the Accumulation Period (the Accumulation Period
                           must be at least 10 years);

                         . the minimum number of years (between 10 and 50, in
                           five year increments) for which you would like Income Payments to be made; and

                         . one of the following items of information:

                         -- the amount of the Guaranteed Minimum Income Payment
                            you want; or

                          -- how much you want to pay in Scheduled Purchase
                             Payments and/or Flexible Purchase Payments.

                      With either item of information, we can determine the other item.

                      You may not change your Annuity Commencement Date after your contract is issued. Your Annuity Commencement Date must be at least 10 years from the date the contract is issued.

                      When we compute the amount of your Guaranteed Minimum Income Payments that your Scheduled Installments purchase, we consider a number of factors, including:

                         . expected mortality;

                         . persistency;

                         . length of Accumulation Period;

                         . length of certain period;

                         . expected investment performance; and

                         . length of maintenance, acquisition and distribution
                           expenses.

                      Most of these factors may vary from one Owner and/or one market to another. Of the factors listed, the ones most likely to vary by market are: expected mortality, expected persistency, as well as acquisition and distribution expenses.

                      Mortality is dependent on many things, including age, gender, occupation, smoking status, socio-economic status, marital status, place of residence, etc. Age and gender are expressly reflected in the calculation of the Guaranteed Minimum Income Payment.

                      Persistency is also (or can be) impacted by age, occupation, socio-economic status, marital status, whether a Flexible Purchase Payment has been made, etc. Persistency is not directly used in the calculation of the Guaranteed Minimum Income Payment but is an important consideration in the pricing process that determines the level of Guaranteed Minimum Income Payment we can offer.

                      Acquisition and distribution expenses vary by the market in which the contract is sold, e.g. a group sale generally has lower distribution costs per dollar of Purchase Payment than an equivalent number of individual sales. Distribution expenses are not directly reflected in the calculation of the Guaranteed Minimum Income Payment but are an important consideration in the pricing process.


                      We will not necessarily reflect any or all of these factors in determining the Guaranteed Minimum Income Payment formula for a given market. We reserve the right to recognize the impact of these differences should we sell into markets where one or more of the factors is present.


                      Once your contract is issued and your Guaranteed Minimum Income Payments determined, the amount and number of Scheduled Installments determined necessary to obtain your Guaranteed Minimum Income Payments will not change.


                      See the "Guaranteed Minimum Income Payments" section of this prospectus.


                      Making Scheduled Installments. You must make Scheduled Installments on the Monthly Due Date. The minimum monthly Scheduled Installment is $100. You may make Scheduled Installments to the Subaccount in one of the following ways:

                        (1) by transferring assets from the Guarantee Account;

                        (2) by transferring assets from the Immediate
                            Installment Account;

                        (3) by making Scheduled Purchase Payments when due;

                        (4) by transferring assets from another flexible
                            purchase payment variable deferred annuity contract issued by GE Life and Annuity Assurance Company or one of its affiliated companies pursuant to an approved Annuity Cross Funding Program (not available for contracts issued on or after August 17, 2004); or

                        (5) by any combination of the above.

                      The amount of your Scheduled Purchase Payments will vary based on whether an Immediate Installment is being transferred to the Subaccount. For any month, an Immediate Installment will decrease or eliminate the amount of a Scheduled Purchase Payment that would have been required had there not been an Immediate Installment.

                      We allocate a Scheduled Purchase Payment received before its Monthly Due Date to the Guarantee Account. We will transfer that early payment from the Guarantee Account to the Subaccount on the Monthly Due Date. In the event that we do not receive your Scheduled Purchase Payment on or before its Monthly Due Date, we will use any Guarantee Account Value to make up the missed Scheduled Purchase Payment. If the Guarantee Account Value is insufficient for this purpose and the 30-day grace period has expired, then that Scheduled Installment is considered missed.


                      Transfers cannot be made to the Subaccount investing in the GE Investments Funds, Inc. -- Total Return Fund at any time other than on the Monthly Due Date. Therefore, this product due to its design and one available Subaccount will not permit frequent transfers among investment options.



GRACE PERIOD          The contract permits a 30-day grace period for the
                      payment of each Scheduled Installment. This grace period begins the day after the Monthly Due Date for the Scheduled Installment. If the Scheduled Installment remains in default past the end of the grace period an interest rate at an effective annual rate of 6% will be charged to all outstanding amounts. If the Scheduled
                      Installment(s) remains in default past 12 months from the original due date, you will lose the right to Guaranteed
                      Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule.



REINSTATEMENT         We will notify you of any delinquent payments on
                      subsequent billing notices. In addition, if more than 9 months have passed from the date of the missed Scheduled
                      Installment, we will send you a written notice once per month, up to the 12th month, that you are in danger of forfeiting your right to the Guaranteed Minimum Income
                      Payments. You may reinstate your right to the Guaranteed
                      Minimum Income Payment by paying the missed Scheduled
                      Installment(s), or the missing portion thereof, within the earlier of:


                        (1) one year of its Monthly Due Date; or

                        (2) the Annuity Commencement Date.

                      You also must pay us the missed Scheduled Installment(s), as well as interest at an annual rate of 6%. Interest accrues from the date of the end of the grace period for the missed Scheduled Installment(s) (or portion thereof) until the date of the next Monthly Due Date following the receipt of the payment. In addition, you must repay any missed monthly billing fees. We will notify you of the exact amount you owe.

                      We allocate Purchase Payments for the missed portion of the Scheduled Installments to the Subaccount as of the Valuation Day that we receive them.

                      We apply Purchase Payments representing less than the full amount owed in connection with a missed Scheduled Installment in the following order:

                        (1) to the missed portion of the Scheduled Installment;

                        (2) amounts due for any riders;




                        (3) any missed monthly billing fee(s); and then



                        (4) interest on any missed Scheduled Installment(s).


                      If more than one Scheduled Installment is missed, we apply any Purchase Payment you make to pay the most recently missed Scheduled Installment (or portion thereof). We will reinstate your right to receive full Guaranteed Minimum Income Payments only after you have paid us all of your missed Scheduled Installments, all monthly billing fees, and any interest you owe on the foregoing. To retain your right to full Guaranteed Minimum Income Payments, you may make no more than 24 Scheduled Installments outside the grace period over the life of your contract. If you fail to pay any Scheduled Installment, with any interest that is charged on it within one year from its Monthly Due Date (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued), and any missed monthly billing fees, you forfeit your right to receive the Guaranteed Minimum Income Payments and you cannot reinstate it, (but may still be eligible for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule in accordance with the terms of your contract). See the "Guaranteed Minimum Income Payments" section of this prospectus.


SCHEDULED             When we issue a contract, and whenever we allocate a
PURCHASE              Flexible Purchase Payment to the Immediate Installment
PAYMENTS              Account, we will send you a new contract data page which
                      includes your revised schedule of Scheduled Purchase
                      Payments. Thus, month-by-month, Scheduled Purchase
                      Payments always equal the difference between Scheduled
                      Installments and Immediate Installments. The minimum
                      Scheduled Purchase Payment is $25.00.

                      You may make Scheduled Purchase Payments through automatic transfers from your bank account (i.e., electronic fund transfers). Doing this helps ensure that you will make your Scheduled Purchase Payments on the Monthly Due Date. If you do not use electronic fund transfers to make your Scheduled Purchase Payments, we charge a monthly fee of $10.00 for sending you monthly "bills" and manually processing the payments. This $10.00 fee is in addition to any required Scheduled Purchase Payment. The $10.00 fee is taken prior to the allocation of your Scheduled Purchase Payment to the Subaccount.


FLEXIBLE              You also may make your Scheduled Installments through
PURCHASE              Flexible Purchase Payments. Flexible Purchase Payments
PAYMENTS AND          received on or before the Contract Date will be allocated
IMMEDIATE             to the Immediate Installment Account. For Flexible
INSTALLMENTS          Purchase Payments received after the Contract Date in
                      amounts greater than 6 Scheduled Purchase Payments
                      (computed as of the date that we receive the Flexible
                      Purchase Payment), we will allocate such payments to the Immediate Installment Account, provided we have sufficient transfer instructions as outlined in the "Purchase Payment" provision in this prospectus. We will allocate Flexible Purchase Payments received after the Contract Date to the Guarantee Account for Flexible
                      Purchase Payments that are equal to or less than 6 times the Scheduled Purchase Payments, or for those Flexible
                      Purchase Payments that are greater than 6 times the Scheduled Purchase Payments, but not accompanied by sufficient transfer instructions.


                      We use Flexible Purchase Payments allocated to the Immediate Installment Account to "fund" or generate a series of monthly Immediate Installments that we transfer to the Subaccount on each Monthly Due Date to "pay" all or part of the Scheduled Installments. See the "Purchase Payment Allocation Table" later in this provision. Immediate Installments have the effect of reducing or eliminating the required Scheduled Purchase Payments for all or part of the Accumulation Period, depending on the method you select for the installments. Each Flexible Purchase Payment supports a separate series of Immediate Installments, with each series having a starting date and an ending date. The starting date is generally the Monthly Due Date following the allocation of the payment to the Immediate Installment Account and the ending date depends on the Immediate Installment method you select. However, if you elect one of our optional riders, Flexible Purchase Payments must end on the earlier of the Annuity Commencement Date or age 65 of the covered Annuitant.

                      For each series of Immediate Installments, each monthly installment must be the same amount. For any Flexible Purchase Payment, the fewer the number of Immediate Installments, the larger such Installments can be. Conversely, the smaller each Immediate Installment, the greater the number of installments that the Flexible Purchase

                      Payment can support. Since Immediate Installments may be transferred only on the Monthly Due Date, a greater number of installments translates into a longer portion of the Accumulation Period over which such Installments are made. Thus, you may use a Flexible Purchase Payment to eliminate a number of Scheduled Installments or to "buy down" the amount of some greater number of Scheduled Purchase Payments. Exactly how much you can eliminate or "buy down" depends on the amount of the Flexible Purchase Payment, the rate of interest that we credit to the Immediate Installment Account Value as determined on the date of purchase and the number of installments.

                      We compute the series of installments for each Flexible Purchase Payment allocated to the Immediate Installment Account by crediting interest at a rate that we determine for each Flexible Purchase Payment at the time that you make the Flexible Purchase Payment. Using that interest rate and knowing either the amount of the installments or the number of installments you want, we determine the amount and number of the installments. Your Immediate Installments reflect interest that is credited each month on a declining balance as Immediate Installments are transferred to the Subaccount. For example, assume that you want 120 installments (i.e., ten years of installments) from your Flexible Purchase Payment beginning immediately. We calculate a level installment to be transferred each month. This installment is the amount that will result in the Flexible Purchase Payment (net of any applicable premium tax), and all interest earned, being completely transferred to the Subaccount by the end of the 10 years.

                      We will return the portion of any Flexible Purchase Payment that is more than the amount needed to pay all future Scheduled Installments within 7 days of receipt. The total Purchase Payments for all contracts issued to any one Owner cannot exceed $2,000,000 without prior approval from the Company.

ALLOCATION OF         We allocate Scheduled Purchase Payments received on the
PURCHASE              Monthly Due Date, as well as any payments past due that
PAYMENTS              we receive, directly to the Subaccount on the Valuation
                      Day we receive such payment. We allocate any Scheduled
                      Purchase Payment we receive before the Monthly Due Date to the Guarantee Account, and transfer that payment to the Subaccount as of the Monthly Due Date. We allocate
                      Flexible Purchase Payments that are received in an amount greater than 6 Scheduled Purchase Payments directly to the Immediate Installment Account, provided we have sufficient transfer instructions to determine a payment method for your Immediate Installments. If we do not receive sufficient transfer instructions, we will allocate that Flexible Purchase Payment to the Guarantee
                      Account until we receive sufficient instructions. In addition, any Flexible Purchase Payment received that is equal to or less than 6 Scheduled Purchase Payments will be directed to the Guarantee Account.

                      Purchase Payment Allocation Table

         Type of Payment           When Received           Where Allocated
  ------------------------------------------------------------------------------
  Scheduled Purchase            Monthly Due Date     Subaccount
  Payment or portion thereof
  ------------------------------------------------------------------------------
  Scheduled Purchase            Before Monthly Due   Guarantee Account
  Payment or portion thereof    Date
  ------------------------------------------------------------------------------
  Scheduled Purchase            After Monthly Due    Subaccount for any past due
  Payment or portion thereof    Date                 Scheduled Installment, then
                                                     Guarantee Account for
                                                     remainder
  ------------------------------------------------------------------------------
  Flexible Purchase Payment     On or After Contract Immediate Installment
  that is greater than 6        Date                 Account
  Scheduled Purchase
  Payments with instructions
  ------------------------------------------------------------------------------
  Flexible Purchase Payment     On or After Contract Guarantee Account until
  that is greater than 6        Date                 instructions received, then
  Scheduled Purchase                                 transferred to Immediate
  Payments without                                   Installment Account
  instructions
  ------------------------------------------------------------------------------
  Flexible Purchase Payment     On or After Contract Guarantee Account
  that is equal to or less than Date
  6 Scheduled Purchase
  Payments
  ------------------------------------------------------------------------------

                      Should the payment received exceed the amount required to make all remaining Scheduled Installments, the excess amount will be returned to the Owner within 7 days.


OPTIONAL RIDERS       To reduce the risk that unforeseen events could leave you
                      without the resources to make Scheduled Purchase
                      Payments, we offer three optional riders that you may purchase at contract issue or on a contract anniversary
                      (provided that you remain eligible to receive Guaranteed
                      Minimum Income Payments). Under each of these riders, we will waive all or a portion of the Scheduled Purchase
                      Payments due during the periods specified in each rider.
                      These riders are not available to fully funded contracts or to contracts issued through an approved Annuity Cross
                      Funding Program. See the "Appendix -- Annuity Cross
                      Funding Program" provision for more information.

                      When you apply for an Optional Rider, you tell us how much of a Scheduled Purchase Payment you would like us to waive. Owners and Joint Owners may designate any combination of percentages as long as such percentages are in whole numbers and equal 100%. Once a percentage of Scheduled Purchase Payments waived has been designated, it cannot be changed. The available riders are:


                         . Disability Benefit Rider -- This rider provides
                           that, during the life of the covered Annuitant, should the covered Annuitant become totally disabled (as defined in the rider), all or a portion of the Scheduled Purchase Payments due during the period of total disability will be waived. Also, we will waive all or a portion of Purchase Payments for other riders due during the period of total disability for the period we waive Scheduled Purchase Payments. Portions of a Scheduled Purchase Payment may be waived in cases of Joint Owners/Joint Annuitants where one spouse becomes disabled. For instance, if the husband is covered for 60% of a Scheduled Purchase Payment and he becomes totally disabled, as defined by the rider, AND the husband is the covered Annuitant, then we will waive 60% of the Scheduled Purchase Payment. We will calculate the Monthly Income Benefit and Death Benefit under the contract as if you had paid the waived Scheduled Purchase Payment when due. However, the waived Scheduled Purchase Payments do not increase the Surrender Value of the contract.


                           We will credit the disability benefit provided under this rider on each Monthly Due Date during a period beginning from the date of total disability to the earliest of:

                            (1) the contract anniversary on or next following
                                the covered Annuitant's 65th birthday;

                            (2) the Annuity Commencement Date;

                            (3) the contract surrender date;

                            (4) the covered Annuitant's recovery from total
                                disability; and

                            (5) the covered Annuitant's death.

                           Benefits take effect only after 90 days of continuous total disability. Once satisfactory proof of disability is received at our Home Office and benefits take effect, we will waive Scheduled Purchase Payments missed during the 90 day period and will reapply any Scheduled Purchase Payments you made during that period to the Guarantee Account. If the claim is denied and Scheduled Purchase Payments have not been made, the Scheduled Installments will be considered missed and will need to be made in accordance with the "Guaranteed Minimum

                           Income Payments" provision of this prospectus in order to maintain your right to Guaranteed Minimum Income Payments on the Annuity Commencement Date.

                         . Unemployment Benefit Rider -- This rider provides
                           that if the covered Annuitant becomes involuntarily unemployed, all or a portion of the Scheduled Purchase Payments due during the period of unemployment (up to a maximum of one year per five-year period -- the "benefit period") will be waived. Also, we will waive all or a portion of Purchase Payments required for other riders due during the period we waive the Scheduled Purchase Payments for the Unemployment Benefit Rider. Portions of a Scheduled Purchase Payment may be waived in cases of Joint Owners/Joint Annuitants where one spouse becomes unemployed. For instance if the husband is covered for 60% of a Scheduled Purchase Payment and he becomes unemployed and the husband is the covered Annuitant, we will waive 60% of the Scheduled Purchase Payment.

                           To receive this benefit:

                            (1) the covered Annuitant must be receiving state
                                unemployment benefits for at least 90
                                consecutive days;

                            (2) the rider must be in effect for one year; and

                            (3) we must receive satisfactory proof of
                                unemployment at our Home Office.

                           Satisfactory proof of unemployment consists of a letter from the appropriate state government department responsible for administering unemployment benefits.

                           Benefits will be covered for only one benefit period during any five-year period. We will consider a period of unemployment as a continuation of the previous benefit period if:

                            (1) the unemployment occurs within 30 days of the
                                end of a benefit period; and

                            (2) the full year of the benefit period has not
                                been completed.

                           If the covered Annuitant becomes unemployed during the first contract year, we will waive Scheduled Purchase Payments beginning on the next contract anniversary if:

                            (1) the covered Annuitant has been receiving state
                                unemployment benefits for at least 90
                                consecutive days; and

                            (2) the period of unemployment continues through
                                the date the rider has been in effect for one year.

                           Although the maximum benefit period is one year, the benefit period will not continue beyond the earliest of:

                            (1) the contract anniversary on or next following
                                the covered Annuitant's 65th birthday;

                            (2) the Annuity Commencement Date;

                            (3) the contract surrender date;

                            (4) the Monthly Due Date after we receive your
                                request to end the rider;

                            (5) the loss of state unemployment benefits; and

                            (6) the covered Annuitant's death.

                           If the benefit provided by this rider ends before the Annuity Commencement Date, you must resume making Scheduled Purchase Payments in order to keep your right to Guaranteed Minimum Income Payments in effect.

                           We will not credit the benefits provided by this rider if the unemployment is:

                            (1) voluntary;

                            (2) caused by a self-inflicted injury; or

                            (3) the result of being in prison for a period
                                exceeding 90 days.

                           The waiver of Scheduled Purchase Payments provided by this rider will not increase your Surrender Value prior to the Annuity Commencement Date. However, we will calculate the Monthly Income Benefit and the Death Benefit available under the contract as if you had paid the Scheduled Purchase Payment when due.

                         . Joint Annuitant Life Rider -- This rider is only
                           available for spouses. This rider provides that if a covered Joint Annuitant dies, all or a portion of the Scheduled Purchase Payments will be waived. Portions of Scheduled Purchase Payments are waived in cases of Joint Owners/Joint Annuitants where one spouse dies. For example, if a husband is covered for 60% of the monthly Scheduled Purchase Payment and he passes away, then we will waive 60% of the Scheduled Purchase Payment from the date of the husband's death until the Annuity Commencement

                           Date. We will calculate the Monthly Income Benefit and Death Benefit under this contract as if the Scheduled Purchase Payments waived had been paid when due. However, the waived Scheduled Purchase Payments do not increase the Surrender Value of the contract. If you surrender the contract, the Monthly Income Benefit and the Death Benefit associated with the waived Scheduled Purchase Payments will remain in effect.

                           Benefits under this rider will be covered from the date of the covered Annuitant's death until the earlier of:

                            (1) the contract anniversary on or next following
                                the surviving Joint Annuitant's 65th birthday;
                                and

                            (2) the Annuity Commencement Date.

                      The charges for the optional riders are in addition to your Scheduled Purchase Payments. The amount paid for the optional riders is taken prior to the allocation of any assets to any account. The riders and your contract's data pages provide more detailed information about the riders including certain conditions and limitations. The riders may not be available in Qualified Contracts, in all states, or in all markets.

VALUATION OF          Upon allocation or transfer to the Subaccount, we convert
ACCUMULATION          payments into Accumulation Units. We determine the number
UNITS                 of Accumulation Units credited by dividing the dollar
                      amount directed to the Subaccount by the value of an Accumulation Unit for the Subaccount on the Valuation Day on which the Scheduled Purchase Payment or Immediate
                      Installment is invested in the Subaccount. Therefore, Scheduled Purchase Payments allocated or Immediate
                      Installments transferred to the Subaccount increase the number of Accumulation Units credited to the contract.

                      Partial withdrawals, surrenders, payment of a Death Benefit, and the application of Subaccount Value to acquire Monthly Income Payments on the Annuity Commencement Date all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions relating to the event.

                      The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day, we determine your Subaccount Value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of the Subaccount from one Valuation Period to the next. The net investment factor for the Subaccount for any Valuation Period reflects the change in the net asset value per share of the GE Investments Funds, Inc. -- Total Return Fund from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution. Also, we take into account a charge or credit for any reserved taxes, which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the GE Investments Funds, Inc. -- Total Return Fund because of the deduction of Variable Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Surrenders and Partial Withdrawals

                      We will allow the surrender of the contract or a partial withdrawal of your Contract Value, subject to the conditions set forth below.

                      You may take a partial withdrawal or surrender at any time before the Annuity Commencement Date. Partial withdrawals must be at least $100. A partial withdrawal or surrender is effective as of the Valuation Day we receive your request at our Home Office in a form acceptable to us. Unless you request otherwise, we will take any partial withdrawal:

                        (1) first from the Guarantee Account;

                        (2) then from the Immediate Installment Account; and

                        (3) finally from the Subaccount.

                      You may need to make Scheduled Purchase Payments when you otherwise would not have to, if you had taken partial withdrawals from the Guarantee Account and/or the Immediate Installment Account and the amounts remaining in such accounts are insufficient to fully make your Scheduled Installments.

                      Partial withdrawals and surrenders may be subject to surrender and/or access charges and a Market Value Adjustment. When taking a partial withdrawal, any applicable surrender charge, access charge, Market Value Adjustment and/or any applicable premium tax will be taken from the amount withdrawn. See the "Charges and Other Deductions" provision in this prospectus. A partial withdrawal may also reduce the amount of your Death Benefit. See "The Death Benefit" provision in this prospectus.

                      You may elect to surrender your contract at any time after the issue date and receive a lump sum payment, subject to a surrender charge, any access charge and a Market Value Adjustment, if applicable. After 12 months from the date the contract is issued, you may surrender your contract and elect one of the Optional Payment Plans. If you elect to surrender your contract, a surrender charge and any applicable access and Market Value Adjustment will be assessed unless you elect Optional Payment Plan 1, Optional Payment Plan 2 (with a period certain of 10 or more years) or Optional Payment Plan 5. Your surrender charges will be waived if you surrender your contract and apply the assets to Optional Payment Plan 1, Optional Payment 2 (with a period certain of 10 or more years) or Optional Payment Plan 5, however, you may still be subject to a Market Value Adjustment if you have assets allocated to the Immediate Installment Account at the time of surrender. If you elect to surrender your contract and apply the assets to any Optional Payment Plan, you will lose all rights to Guaranteed Minimum Income Payments under the contract. We will calculate any Surrender Value as of the Valuation Day your request for surrender is received at our Home Office.

                      You may also surrender your contract on the Annuity Commencement Date (which must be a date at least 10 years from the date the contract is issued) for the Contract Value as of that Valuation Day, without any surrender and/or access charges. In order to receive the lump sum payment, you must notify us at our Home Office of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to the Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. If an Owner dies after notification is received, but prior to the Annuity Commencement Date, payment will be made in accordance with the "Death Benefit Upon Death of An Owner Before the Annuity Commencement Date" provision in this prospectus.

                      We will delay making a payment if:

                        (1) the disposal or valuation of the Variable Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Variable
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our Owners.


                      Rules and regulations of the SEC may prescribe as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since Owners will not have access to their account.



                      In addition, we are required by state law to reserve the right to defer payments from the Guarantee Account and the Immediate Installment Account for partial withdrawals and surrenders for up to six months from the date we receive your payment request. See the "Requesting Payments" provision of this prospectus for more information on circumstances in which we may delay making payments under the contract.


                      You may be subject to an ordinary income tax and a 10% IRS penalty tax, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal. A surrender or a partial withdrawal may also be subject to income tax withholding. See the "Federal Tax Matters" provision in this prospectus.

                      Telephone Withdrawals. You may take partial withdrawals under your contract by writing us in a form acceptable to us, or calling us provided we received your prior written authorization to take partial withdrawals over the telephone at our Home Office. You only can surrender your contract by writing our Home Office.

                      We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

                         . requiring you or a third party you authorized to
                           provide some form of personal identification before we act on the telephone instructions;

                         . confirming the telephone transaction in writing to
                           you or a third party you authorized; and/or

                         . tape-recording telephone instructions.

                      If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone withdrawals.

                      To request a telephone withdrawal, please call us at 1-800-352-9910.

                      Special Note on Reliability. Please note that our telephone system may not always be available. Any telephone system, whether it is ours, yours, your service provider's or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office at the address listed on page 1 of this prospectus.

                      Repayment of Partial Withdrawals of Subaccount Value. To remain eligible to receive Guaranteed Minimum Income Payments (or partial Guaranteed Minimum Income Payments if you are eligible for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule in accordance with the terms of your contract), you must repay the amount of any partial withdrawal received from the Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date (such date must be a date at least 10 years from the date the contract is issued). If the repayment is not made by the Monthly Due Date next following the date of the partial withdrawal, we will charge you interest at an effective annual rate of 6% on the total amount withdrawn from the Subaccount.

                      It is important to understand that, because surrender charges may apply, the amount you receive from the Subaccount may not be the same as the amount we withdraw from the Subaccount. You must repay the amount you received from the Subaccount, plus interest and any premium taxes paid on the partial withdrawal. Therefore, the amount you repay includes:

                         . the amount you receive from the Subaccount; plus

                         . interest we assess on the amount withdrawn from the
                           date of the partial withdrawal until the date of repayment; plus

                         . the amount of any premium taxes assessed on amounts
                           withdrawn from the Subaccount.

                      We allocate any repayment (after deducting for interest) to the Subaccount as of the date we receive it. When you repay the amount of each partial withdrawal from the Subaccount within 12 months of the partial withdrawal, we will reimburse the Subaccount in the amount of the surrender charge taken for the repaid amount. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the same Valuation Day your repayment of the partial withdrawal is received.

                      You should consult your tax adviser concerning repayments as we consider repayments after deducting interest charges to be new Purchase Payments for tax purposes (i.e., if the repayment is withdrawn again, that partial withdrawal will be taxed). In addition, taking a partial withdrawal may subject you to an ordinary income tax, AND a 10% IRS penalty tax if you are younger than age 59 1/2 at the time the partial withdrawal is taken. You may be subject to the income tax and penalty tax EVEN IF YOU REPAY ALL AMOUNTS OUTSTANDING. Consequently, it is very important that you consult your tax adviser prior to taking any partial withdrawals.

                      If you take multiple partial withdrawals, we will apply repayments to the most recent partial withdrawal first.

                      Partial withdrawals from the Guarantee Account and the Immediate Installment Account do not have to be repaid to maintain your right to Guaranteed Minimum Income Payments. Generally, taking partial withdrawals from the Guarantee Account or Immediate Installment Account will not affect your right to receive Guaranteed Minimum Income Payments. However taking partial withdrawals from the Guarantee Account or Immediate Installment Account may require you to make Scheduled Purchase Payments (or higher Scheduled Purchase Payments). If such Scheduled Purchase Payments are not made, you could lose your right to receive the Guaranteed Minimum Income Payments.

                      Surrender Value. The amount payable on surrender of the contract is the Surrender Value as of the date we receive your surrender request in a form acceptable to us. The Surrender Value equals the Contract Value on the Valuation Day we receive your request, less any applicable surrender charge, access charge, and any applicable premium tax charge. We will pay the Surrender Value in a lump sum, unless you elect one of the Optional Payment Plans. See the "Optional Payment Plans" provision in this prospectus. We may waive surrender charges and access charges upon surrender if you elect certain Optional Payment Plans. See the "Charges and Other Deductions" provision in this prospectus.

Charges and Other Deductions

                      We will deduct the charges described below to cover our costs and expenses, the services provided, and our risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . monthly billing and electronic fund transfer
                           transactions;

                         . administering Income Payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . maintaining an internet service site; and

                         . providing toll-free inquiry services.

                      The risks we assume include:

                         . the risk that the Guaranteed Minimum Income Payments
                           will exceed the calculated variable Income Payments;

                         . the risk that the Death Benefit will be greater than
                           the Surrender Value;

                         . the risk that Annuitant(s) will live longer than we
                           assumed in calculating the contract guarantees (these guarantees are incorporated in the contract and cannot be changed); and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits stated in the contract. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

SURRENDER             We may assess a surrender charge (on payments allocated
CHARGES, ACCESS       to the Subaccount and the Guarantee Account) or an access
CHARGES, AND          charge (on payments allocated to the Immediate
MARKET VALUE          Installment Account) on partial withdrawals or surrenders
ADJUSTMENTS           of Contract Value. We will also apply a Market Value
                      Adjustment to determine the Immediate Installment Account
                      Value available for partial withdrawal or surrender from the Immediate Installment Account.

                      Unless we receive other instructions, we will first withdraw amounts from:

                        (1) the Guarantee Account; then

                        (2) from the Immediate Installment Account; and finally

                        (3) from the Subaccount.

                      We will deduct any surrender charge and access charge from the amounts you withdraw.

                      Surrender Charge from assets in the Subaccount and the Guarantee Account. The surrender charge for amounts partially withdrawn or surrendered from the Subaccount and/or the Guarantee Account is a percentage of the lesser of:

                        (1) Scheduled Installments made to date and not
                            previously withdrawn (partial withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

                        (2) the amount withdrawn.

                      The surrender charge percentage is as follows:

                                             Surrender Charge
                                     (as a percentage of the lesser of
               Contract Year in       Scheduled Installments made to
          which Surrender or Partial date and not previously withdrawn
              Withdrawal is Made         and the amount withdrawn)
          ------------------------------------------------------------
                      1                             9%
                      2                             8%
                      3                             7%
                      4                             6%
                      5                             5%
                      6                             4%
                      7                             3%
                      8                             2%
                 9 and after                        1%
          ------------------------------------------------------------

                     Examples:

                      Assuming:

                         . you have made Purchase Payments of $18,000;

                         . your Contract Value is $20,000 ($17,000 in the
                           Subaccount and $3,000 in the Guarantee Account), $15,000 of which is from Scheduled Installments;

                         . you have no value in the Immediate Installment
                           Account;

                         . you request a partial withdrawal of $10,000 in
                           Contract Year 5; and

                         . you are not eligible for reduced Guaranteed Minimum
                           Income Payments.

                      Your surrender charge will be $500 (the lesser of 5% of $10,000 and 5% of $15,000). We take the partial withdrawal from the Guarantee Account ($3,000) and from the Subaccount ($7,000). You will receive a net check of $9,500 assuming there are no premium taxes or income taxes withheld. To reinstate your Guaranteed Minimum Income Payment you must repay the $6,650 to the Subaccount within 12 months of the partial withdrawal. In addition, you must pay interest to us (assessed on the $6,650 received) within 12 months of the partial withdrawal.

                      The following chart depicts the partial withdrawal.

                                                            Amount to
                                                            Reinstate
                                                            Guaranteed
                                                     Net     Minimum      Amount    Account
           Beginning           Remaining           Amount     Income      we add     Value
           Contract   Amount   Contract  Surrender Paid to   Payment      to the     After
 Account     Value   Withdrawn   Value    Charge     You   (+ Interest) Subaccount Repayment*
---------------------------------------------------------------------------------------------
Subaccount  $17,000   $ 7,000   $10,000   $(350)   $6,650     $6,650       $350     $17,000
                                                           (+ interest)
---------------------------------------------------------------------------------------------
Guarantee   $ 3,000   $ 3,000   $     0   $(150)   $2,850     $    0       $  0     $     0
Account
---------------------------------------------------------------------------------------------
Total       $20,000   $10,000   $10,000   $(500)   $9,500     $6,650       $350     $17,000
                                                           (+ interest)
---------------------------------------------------------------------------------------------

                     * Assuming no growth in the Subaccount.

                      However, if you withdraw $17,000, your surrender charge will be $750 (5% of $15,000). The remaining value in the Guarantee Account is $0 and the remaining value in the Subaccount is $3,000. You will receive a net check of $16,250 assuming there are no premium taxes or income taxes withheld. To reinstate your right to Guaranteed Minimum Income Payments you must repay to the Subaccount $13,400 within 12 months of the partial withdrawal. In addition, you must pay interest to us (assessed on the $13,400 received) within 12 months of the partial withdrawal.

                      You will not be assessed a surrender charge on any amounts withdrawn greater than the amount of Scheduled Installments made.

                     Current market conditions may affect the impact of the surrender charges on your contract.

                      Assuming the amount of Scheduled Installments made to date equals $10,000, your Contract Value equals $20,000, and you fully surrender your contract in the third Contract Year, we would assess a surrender charge of $700 (7% of $10,000) with a net check to you of $19,300 assuming there are no premium taxes or income taxes withheld. However, if there is a market decline so your Contract Value is $9,000, and you request a full surrender, we would assess a surrender charge of $630 (the lesser of 7% of $9,000 and 7% of $10,000) with a net check to you of $8,370 assuming there are no premium taxes or income taxes withheld.

                     Access Charge and Market Value Adjustment for the Immediate Installment Account. We apply a Market Value Adjustment when we determine the amount available as a Death Benefit, surrender, or partial withdrawal from the Immediate Installment Account. We will also deduct an access charge from your partial withdrawal or surrender, but not from the amount we pay as a Death Benefit.

                     We treat a partial withdrawal or surrender of Contract Value in the Immediate Installment Account as a proportional withdrawal or surrender of each of the remaining future Immediate Installments. We also assess an access charge on amounts you surrender or partially withdraw from the Immediate Installment Account. This charge is a percentage of the Immediate Installment Account Value withdrawn.

                     The concept of calculating a Market Value Adjustment on the Immediate Installment Account is different from many other Market Value Adjustment calculations. Unlike traditional Market Value Adjustments where the present account value is known, here we know the future value of the Immediate Installments and we need to calculate the present value. Therefore, we must determine the present value before we can determine what you receive upon surrender or partial withdrawal.

                      First, we use the interest rate in effect when you made your Flexible Purchase Payment into the Immediate Installment Account to discount each future Immediate Installment back to its present book value. We then sum all of these present values to calculate the value, before the application of any Market Value Adjustment.

                      Next, we determine your Immediate Installment Account Value by applying the Market Value Adjustment. We calculate the Market Value Adjustment factor separately for each Immediate Installment. The Market Value Adjustment for each Immediate Installment is equal to the present book value of that installment times the Market Value Adjustment factor for that installment. The Market Value Adjustment factor is:

                                     ((1 + i) / (1 + j))/n/ - 1

                      where:

n  = the number of months until the Immediate Installment for a particular
     Flexible Purchase Payment will be transferred to the Subaccount

i = the original interest rate we used for the Immediate Installment when you made the Flexible Purchase Payment to the Immediate Installment Account

j = the current interest rate we use for a new Flexible Purchase Payment of (m/12) years that we currently make available for the Immediate
     Installment Account ((m/12) is rounded up to a whole number of years)

m  = the number of months until the last Immediate Installment for that Flexible
     Purchase Payment will be transferred to the Subaccount

                      The total Market Value Adjustment for the contract is the sum of each Market Value Adjustment calculated for each Immediate Installment. The Immediate Installment Account Value is the sum of the present book value of each Immediate Installment plus the total Market Value Adjustment for the contract. Two examples of how the Market Value Adjustment would work follow.

EXAMPLES:

EXAMPLE 1                       Example of Withdrawal from Immediate
                      Installment Account

                      Assuming:

                         . At issue, you made a Flexible Purchase Payment with
                           transfers of $645 for 264 months;

                         . On the first contract anniversary, you made a
                           Flexible Purchase Payment with transfers of $90 for 72 months;

                         . Your value (before the application of any Market
                           Value Adjustment) in the Immediate Installment Account at the end of the second Contract Year is $98,380. Of this amount, $93,400 is attributable to the initial Flexible Purchase Payment; the remaining $4,980 is attributable to the Flexible Purchase Payment paid on the first contract anniversary;

                         . Your Immediate Installment Account Value at the end
                           of the second Contract Year is $100,000. Of this amount, $95,000 is attributable to the initial Flexible Purchase Payment; the remaining $5,000 is attributable to the Flexible Purchase Payment paid on the first contract anniversary;

                         . You have no value in the Guarantee Account;

                         . You have not previously withdrawn amounts from the
                           Immediate Installment Account;

                         . You request a partial withdrawal of $2,000 at the
                           end of year 2;

                         . At the end of year 2, the access charge for
                           transfers established for the initial Flexible Purchase Payment is 6%;

                         . At the end of year 2, the access charge for
                           transfers established for the second Flexible Purchase Payment is 5% (because there are 60 transfers remaining).

                      The amount of withdrawal of value attributable to the initial Flexible Purchase Payment is $1,900 ($2,000 x $95,000/$100,000). The remaining $100 is withdrawn from the value attributable to the second Flexible Purchase Payment. Your access charge will be $119 (6% of $1,900 plus 5% of $100). You will receive a net check of $1,881 assuming there are no premium taxes or income taxes withheld.

                      Transfers for the initial Flexible Purchase Payment will be reduced by $12.90 ($645 x $2,000/$100,000) so the amount of the transfer subsequent to the withdrawal will be $632.10. Transfers for the second Flexible Purchase Payment will be reduced by $1.80 ($90 x $2,000/$100,000)
                      so the amount of its transfer subsequent to the withdrawal will be $88.20.

EXAMPLE 2             The second example below shows the total impact of the
                      Market Value Adjustments applicable to future Immediate
                      Installments of $1,000 for 120 months under hypothetical future monthly interest rates.

                      The example assumes a Flexible Purchase Payment of $90,524 (without the assessment of any premium tax) and that the level monthly interest rate determined at payment of the Flexible Purchase Payment is assumed to be 0.50%. As illustrated below, interest rates are assumed to be volatile during the 3 months following the Flexible Purchase Payment. In the first month following the Flexible Purchase Payment, monthly interest rates for a similar Flexible Purchase Payment have dropped to 0.4167%. As a result of this drop, Immediate Installment Account value increases. In the second month following the Flexible Purchase Payment, monthly interest rates for a similar Flexible Purchase Payment have increased to 0.5833%. As a result of this increase, Immediate Installment Account value decreases. In the third month following the Flexible Purchase Payment, interest rates for a similar Flexible Purchase Payment have decreased to 0.5%. As a result of this decrease, the current level monthly interest rate equals the level monthly interest rate at purchase and Immediate Installment Account value does not change because of the Market Value Adjustment.

                   Beginning of                  Beginning of      Level   Current   Current
                   Month Value     Immediate      Month Value     Monthly   Level     Market    Immediate
                  (before Market  Installment   (before Market    Interest Monthly    Value    Installment   Access
   Valuation     Value Adjustment  Transfer    Value Adjustment   Rate at  Interest Adjustment   Account     Charge   Surrender
      Day         and transfer)     Amount    and after transfer) Purchase   Rate     Amount      Value    Percentage   Value
-------------------------------------------------------------------------------------------------------------------------------
Date of Purchase     $90,524        $1,000          $89,524         0.5%       0.5%   $    0     $89,524       6%      $84,153
-------------------------------------------------------------------------------------------------------------------------------
1 Month after
 Purchase            $89,971        $1,000          $88,971         0.5%    0.4167%  $ 4,093     $93,064       6%      $87,480
-------------------------------------------------------------------------------------------------------------------------------
2 Months after
 Purchase            $89,416        $1,000          $88,416         0.5%    0.5833%  $(3,791)    $84,625       6%      $79,547
-------------------------------------------------------------------------------------------------------------------------------
3 Months after
 Purchase            $88,858        $1,000          $87,858         0.5%       0.5%   $    0     $87,858       6%      $82,587
-------------------------------------------------------------------------------------------------------------------------------

EXAMPLE 3             The third example shows the actual calculation of the
                      Market Value Adjustment for a representative number of Immediate Installments. The total Market Value Adjustment at any time will be the sum of the Market Value
                      Adjustments for all remaining Immediate Installments. The example assumes a Flexible Purchase Payment of $90,525, Immediate Installments of $1,000 per month for 120 months and a level monthly interest rate of 5%. No premium taxes are assumed. The example shows that the present value of the Immediate Installment Account increases because the current Market Value Adjustment factor is less than the level monthly interest rate when the Flexible Purchase
                      Payment was allocated to the Immediate Installment
                      Account.

                                  Level              Current   Current
             Immediate           Monthly   Present    Level     Market    Current     Present
            Installment  Months  Interest  Value at  Monthly    Value      Market    Value of
              Future     Until   Rate at   Purchase  Interest Adjustment   Value     Immediate
               Value    Transfer Purchase    Rate      Rate     Factor   Adjustment Installment
-----------------------------------------------------------------------------------------------
             $  1,000     118      0.5%   $   557.92  0.4167%   .10284   $   56.86  $   614.78
-----------------------------------------------------------------------------------------------
             $  1,000     117      0.5%   $   560.71  0.4167%   .10192   $   56.64  $   617.34
-----------------------------------------------------------------------------------------------
             $  1,000     116      0.5%   $   563.51  0.4167%   .10101   $   56.40  $   619.92
-----------------------------------------------------------------------------------------------
                  ...     ...      0.5%          ...  0.4167%      ...         ...         ...
-----------------------------------------------------------------------------------------------
                  ...     ...                    ...               ...         ...         ...
-----------------------------------------------------------------------------------------------
                          ...                    ...               ...         ...         ...
-----------------------------------------------------------------------------------------------
             $  1,000       2      0.5%   $   990.07  0.4167%   .00166   $    1.64  $   991.71
-----------------------------------------------------------------------------------------------
             $  1,000       1      0.5%   $   995.02  0.4167%   .00083   $     .83  $   995.85
-----------------------------------------------------------------------------------------------
             $  1,000       0      0.5%   $ 1,000.00  0.4167%        0   $       0  $ 1,000.00
-----------------------------------------------------------------------------------------------
TOTAL PRIOR
TO TRANSFER  $119,000                     $89,971.44                     $4,093.06  $94,064.50
-----------------------------------------------------------------------------------------------
TOTAL AFTER
TRANSFER     $118,000                     $88,971.44                     $4,093.06  $93,064.50
-----------------------------------------------------------------------------------------------

                         . The date of valuation and any Market Value
                           Adjustment is one month after the Flexible Purchase Payment. In that first month, monthly interest rates for a similar Flexible Purchase Payment have dropped to 0.4167%.

                      After we calculate the Market Value Adjustment, we determine the Surrender Value. To determine Surrender Value from the Immediate Installment Account, we subtract the appropriate access charge (determined separately for the Immediate Installments of each Flexible Purchase Payment) from the Immediate Installment Account Value.

                      We calculate the access charge as a percentage of the Immediate Installment Account Value withdrawn. The closer the surrender or partial withdrawal is to the date established for Immediate Installment transfers for that particular Flexible Purchase

                      Payment to end, the lower the amount of the access charge will be. The amount of the access charge is as follows:

                                  Number of Years
                                 Remaining on Each
                                 Flexible Purchase           Access Charge
                              Payment Until the Date      (as a percentage of
                            Established for Installment  Immediate Installment
                                 Transfers to End       Account Value withdrawn)
                            ----------------------------------------------------
                                     6 or more                     6%
                                 5 but less than 6                 5%
                                 4 but less than 5                 4%
                                 3 but less than 4                 3%
                                 2 but less than 3                 2%
                                 1 but less than 2                 1%
                                 0 but less than 1                 1%
                            ----------------------------------------------------

                      The amount payable for a partial withdrawal or surrender from the Immediate Installment Account will be:

                        (1) the amount of the partial withdrawal or surrender
                            minus any access charge; minus

                        (2) any applicable premium taxes.

                      Because we take the partial withdrawal proportionally from each future Immediate Installment, the access charge is a weighted average of the access charge for each such installment. This weighted average is:

                         (1 minus the ratio of Surrender Value for the Immediate Installment Account to the Immediate Installment Account Value)

                      The amount payable for a partial withdrawal is therefore the amount of the partial withdrawal multiplied by the ratio of the Surrender Value for the Immediate Installment Account to the Immediate Installment Account Value.

                      Waiver of Surrender and Access Charges. We will waive all surrender charges and access charges if you surrender your contract and apply your Contract Value (plus or minus any applicable Market Value Adjustment) to one of the following Optional Payment Plans:

                        (1) Optional Payment Plan 1 (Life Income with Period
                            Certain);

                        (2) Optional Payment Plan 2 (Income for a Fixed Period
                            of 10 or more years); or

                        (3) Optional Payment Plan 5 (Joint Life and Survivor
                            Income).

                      If you elect one of the above Optional Payment Plans, then the amount applied to the plan will be your Contract Value, which includes any applicable Market Value Adjustment, minus any premium tax.

                      You may also select Optional Payment Plan 3 or Plan 4 upon surrender, although we will assess surrender charges and access charges (as well as any applicable Market Value Adjustment and any applicable premium tax) against your Contract Value. We will apply the Surrender Value to the selected plan. See the "Optional Payment Plans" provision in this prospectus.

                      In addition, you may also surrender your contract on the Annuity Commencement Date (which must be at least 10 years from the date the contract is issued) for the Contract Value as of that Valuation Day, without any surrender and/or access charges. In order to receive the lump sum payment, you must notify us at our Home Office of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to your Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. If an Owner dies after notification is received, but prior to the Annuity Commencement Date, payment will be made in accordance with the "Death Benefit Upon Death of An Owner Before the Annuity Commencement Date" provision in this prospectus.

ASSET CHARGE          We deduct from the Subaccount an amount, computed daily,
                      equal to an effective annual rate of 1.50% of the average daily net assets of the Subaccount. We assess this charge when we compute the net investment factor. The asset charge reduces the value of Accumulation Units and Annuity Units. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35%.

MONTHLY               If you do not make your Scheduled Purchase Payment by
BILLING FEE           means of an electronic fund transfer payment, we will
                      charge a $10.00 billing fee each month. We will add the monthly billing fee to the amount of your Scheduled
                      Purchase Payment, and deduct the charge from your payment before we apply that Scheduled Purchase Payment to the Subaccount.

DEDUCTIONS            We will deduct charges for any premium tax or other tax
FOR TAXES             levied by any governmental entity either from Purchase
                      Payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract
                      (proceeds include surrenders, partial withdrawals, Income
                      Payments, and Death Benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. The amount of premium tax assessed depends upon the laws of the state in which you reside. The premium tax generally ranges from 0.0% to 3.5%.

PURCHASE              The cost of the optional riders varies based on the
PAYMENTS FOR          Annuitant's age, gender, and the amount and duration of
THE OPTIONAL          the Scheduled Purchase Payments. Payments for all
RIDERS                optional riders are due with each Scheduled Purchase
                      Payment. See the "Fee Tables" for the maximum charge assessed for the optional riders.

OTHER CHARGES         The GE Investments Funds, Inc. -- Total Return Fund
AND DEDUCTIONS        incurs certain fees and expenses. To pay for these
                      charges, the GE Investments Funds, Inc. -- Total Return
                      Fund makes deductions from its assets. The deductions are described more fully in the prospectus for the GE
                      Investments Funds, Inc. -- Total Return Fund.

                      We assess interest charges at an effective annual rate of 6% on any missed Scheduled Installment. We also assess a $10.00 monthly billing fee from the date of the missed Scheduled Installment to the date of repayment. In addition, we also assess interest at an effective annual rate of 6% on any partial withdrawal taken from the Subaccount. This interest is assessed from the date of the partial withdrawal until the date of repayment. See "The Contract" and the "Surrenders and Partial Withdrawals" provisions in this prospectus.

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to broker-dealers for selling the contracts. You do not directly pay these commissions, we do. We intend to recover the commissions, marketing, administrative and other expenses and the cost of contract benefits through fees and charges imposed under the contract. See the "Sales of the Contract" provision in this prospectus.

The Death Benefit

DEATH BENEFIT         If any Owner, other than a spousal Joint Owner (or
UPON DEATH OF         Annuitant if the Owner is a non-natural person) dies
AN OWNER              before the Annuity Commencement Date, we will pay a Death
BEFORE THE            Benefit to the Designated Beneficiary. See the "Required
ANNUITY               Distributions" provision in this prospectus. The amount
COMMENCEMENT          of proceeds available is the Death Benefit.
DATE
                      We calculate the Death Benefit as of the Valuation Day that we receive due proof of death and all required forms at our Home Office. Until we receive due proof of death and all required forms, Immediate Installments will continue to be transferred from the Immediate Installment
                      Account, and Purchase Payments, if received, will continue to be applied to the Immediate Installment
                      Account, Guarantee Account and/or the Subaccount, as appropriate. Further, until we receive complete written settlement instructions from the Designated Beneficiary, values adjusted for transfers will remain in the Variable
                      Account, the Guarantee Account, and the Immediate
                      Installment Account. The Death Benefit therefore will fluctuate with the performance of the Variable Account.

                      Upon receipt of due proof of death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to a finding of death) and all required forms, we will process the Death Benefit in accordance with your or your Designated Beneficiary's instructions, subject to distribution rules and termination of contract provisions described elsewhere.

                      Unless otherwise required to be distributed pursuant to the distribution rules stated below, we will pay Death Benefit proceeds in a lump sum unless you or your Designated Beneficiary elect one of our Optional Payment Plans. See the "Optional Payment Plans" provision in this prospectus.

DEATH BENEFIT         The Death Benefit equals the greater of:
AMOUNT
                         . the sum of Purchase Payments received (excluding
                           payments made for any available optional riders) minus partial withdrawals as of the Valuation Day we receive due proof of death and all required forms at our Home Office; and

                         . the Contract Value (including any Market Value
                           Adjustment) as of the Valuation Day we receive due proof of death and all required forms at our Home Office.


REQUIRED              In certain circumstances, federal tax law requires that
DISTRIBUTIONS         distributions be made under the contract upon the death
                      of:


                         . an Owner or Joint Owner; or

                         . the Annuitant or Joint Annuitant, if any Owner is a
                           non-natural person (i.e., an entity, such as a trust or corporation).

                      The discussion below describes the methods available for distributing the value of the contract upon death.

                      At the death of any Owner (or any Annuitant, if the Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated Beneficiary:

                        (1) Owner or Joint Owner;

                        (2) Primary Beneficiary;

                        (3) Contingent Beneficiary; or

                        (4) Owner's estate.

                      If there is more than one Designated Beneficiary, we will treat each one separately in applying the distribution rules prescribed by the tax laws as briefly described in the "Distribution Rules" provision below.

DISTRIBUTION          The distributions required by federal tax law differ
RULES                 depending on whether the Designated Beneficiary is the
                      spouse of the deceased Owner (or of the Annuitant, if the contract is owned by a non-natural entity). Upon receipt of due proof of death and all required forms, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed below.

                         . Spouses -- If the Designated Beneficiary is the
                           surviving spouse of the deceased and a Joint
                           Annuitant, except under certain types of Qualified Contracts, we will continue the contract in force with the surviving spouse as the new Owner and as the sole Annuitant. For contracts issued as IRAs (or custodial IRAs), if the Designated Beneficiary is the surviving spouse of the deceased and a Joint Annuitant, then the surviving spouse (or the custodian for the benefit of the surviving spouse) may continue the contract. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. If the Designated Beneficiary is the surviving spouse of the deceased person but not a Joint Annuitant, the rules for non-spouses will apply.

                         . Non-Spouses -- If the Designated Beneficiary is not
                           the surviving spouse of the deceased person, the contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

                            (1) receive the Death Benefit and any interest that
                                has been earned in one lump sum payment upon receipt of due proof of death and all required forms;

                           (2)receive the Death Benefit at any time during the
                              five year period following the date of death. See the "Requesting Payments" provision in this prospectus;


                           (3)apply the Death Benefit to provide an Income
                              Payment under Optional Payment Plan 1 or Optional Payment Plan 2. The first Income Payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.


                      If the Designated Beneficiary makes no choice within 30 days following receipt of due proof of death and all required forms at our Home Office, we will pay the Death Benefit at any time during the five year period following the date of death (number 2 above). Due proof of death must be provided within 90 days of the date of death. If due proof of death is not provided within 90 days of the date of death, we will pay the Contract Value as of the Valuation Day of receipt of due proof of death. We will not accept any Purchase Payments after we receive due proof of the non-spouse's death. If the Designated Beneficiary dies before we distribute the entire Death Benefit, we will pay in a lump sum any value remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

                      Under numbers (1) and (2) above, the contract will terminate when we pay the Death Benefit. Under number (3) above, this contract will terminate when we apply the Death Benefit to provide Income Payments.

                      Within 30 days of the date of receipt of due proof of death and all required forms, a non-spousal Joint Annuitant that is also the surviving Owner may use the proceeds from number (1) above to purchase a contract with current terms and values substantially similar to this contract, as of the date of receipt of due proof of death and all required forms, including but not limited to the Guaranteed Minimum Income Payment, the value in each investment, Scheduled Installments, Scheduled Purchase Payments, surrender and access charges, and the Annuity Commencement Date. Any missed Scheduled Installments will still be due.

DEATH BENEFIT         If any Annuitant dies after the Annuity Commencement
AFTER THE             Date, monthly Income Payments will be made as stated in
ANNUITY               the section discussing monthly Income Payments. See the
COMMENCEMENT          "Benefits at Annuity Commencement Date" provision in this
DATE                  prospectus.

Benefits at Annuity Commencement Date

                      You must select an Annuity Commencement Date on your application. In order to receive Guaranteed Minimum Income Payments under this contract, all contract requirements must be met. The Annuity Commencement Date selected at the time of application must be at least 10 years from the date the contract is issued and may not be changed once the contract is issued. This date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants). If your contract was purchased in conjunction with an Annuity Cross Funding Program, your Annuity Commencement Date for this contract and the Funding Annuity must be same. If you change the Annuity Commencement Date under the Funding Annuity Contract, you will no longer be eligible for Guaranteed Minimum Income Payments.

                      If the sole or last surviving Annuitant is still living on the Annuity Commencement Date and you have met all contractual requirements, we will pay you or your designated payee the monthly Income Payments that are guaranteed not to go below the minimum amount as stated on your contract's Data Pages and as described below beginning on that date unless you elected to receive payment in a lump sum. As provided in your contract, we may adjust the Annuitant(s)' age(s) used to determine the first Annual Variable Annuity Benefit, and we may deduct premium taxes from your payments.

                      Monthly Income Payments are made under a life Income Payment plan with a period certain of 10, 15, 20, 25, 30, 35, 40, 45, or 50 years. If you do not select a period certain we will use a life Income Payment plan with a 10 year period certain. If the Annuitant dies after the Annuity Commencement Date, AND monthly Income Payments were being made under a life Income Payment plan with a period certain, payments will continue to be made to the named Beneficiary(ies) until the end of the period certain. For instance, if monthly Income Payments are being paid under a life Income Payment plan with a period certain of 20 years and the Annuitant dies in the 10th year of monthly Income Payments, payments will continue to be made to the Annuitant's named Beneficiary(ies) for a period of 10 more years.

                      We determine your monthly Income Payments when the guarantee is in effect based on the Calculated Level Monthly Benefit. The Calculated Level Monthly Benefit is derived from the Annual Variable Annuity Benefit. The Calculated Level Monthly Benefit is one-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve-month period. The interest rate for each Annuity Year is the rate we declare for a twelve-month certain single purchase payment immediate fixed annuity, as of the Annuity Commencement Date or applicable Annuity Commencement Date Anniversary, for this contract.

                      The dollar amount of the first Annual Variable Annuity Benefit is a function of:

                         . the amount of your Contract Value on the Annuity
                           Commencement Date; and

                         . the annuity purchase rates shown in your contract.

                      The annuity purchase rates vary based on the age (and, for certain contracts, gender) of the Annuitant(s) as well as the certain period that was selected. Generally, the longer the life expectancy of the Annuitant(s) or the longer the certain period selected, the smaller the first Annual Variable Annuity Benefit will be. The benefit is calculated by:

                        (1) dividing the Contract Value on the Annuity
                            Commencement Date (less any applicable premium tax) by $1,000; and

                        (2) multiplying the result by the applicable annuity
                            purchase rate.

                      This amount is then "applied" to "acquire" Annuity Units. We determine the number of Annuity Units credited to a contract by dividing the dollar amount of the first Annual Variable Annuity Benefit by the Annuity Unit value for the Valuation Period ending on the Annuity Commencement Date or the first Valuation Period ending after the Annuity Commencement Date if the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or the GE Investments Funds, Inc. -- Total Return Fund does not value its shares. The value of your Annuity Units changes daily as a result of the investment performance of the Subaccount.

                      We determine the dollar amount of each subsequent Annual Variable Annuity Benefit on each anniversary of the Annuity Commencement Date by multiplying the Annuity Unit value for the Valuation Period, or the first Valuation Period ending after the Annuity Commencement Date if the anniversary of the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or on a date when the GE Investments Funds, Inc. -- Total Return Fund does not value its shares by the number of Annuity Units credited to the contract.

                      The Annuity Unit value equals (a) x (b) where:

                        (a) equals the Annuity Unit value for the preceding
                            Valuation Period; and

                        (b) equals (i) x (ii) where:

                            (i) is the net investment factor for the Valuation
                                Period for which we are calculating the Annuity Unit value; and

                           (ii) is an assumed discount rate equal to .99990575
                                raised to a power equal to the number of days in the Valuation Period.

                      If the Guaranteed Minimum Income Payment does not apply and the net investment return for the Subaccount over an Annuity Year is equal to 3.5% (the interest rate we use in calculating the amount of the Annual Variable Annuity Benefit), the Annual Variable Annuity Benefit for that Annuity Year will equal the benefit for the prior year. To the extent that such net investment return exceeds 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be greater than the benefit for the prior year. To the extent that such net investment return falls short of 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be less than the benefit for the prior year.

Guaranteed Minimum Income Payments

IF THE                If you meet the conditions required under the contract
GUARANTEED            for receipt of Guaranteed Minimum Income Payments (that
MINIMUM               is, within the time allowed, you paid all your Scheduled
INCOME                Installments and repaid the amount of any withdrawal
PAYMENT IS IN         received from the Subaccount plus interest and your
EFFECT                Annuity Commencement Date was at least 10 years from the
                      date the contract was issued), your monthly Income
                      Payments after the Annuity Commencement Date will be at least equal to the Guaranteed Minimum Income Payments.


                      We will calculate your initial Calculated Level Monthly Benefit as discussed above under the "Benefits at Annuity Commencement Date" provision of this prospectus. If the initial monthly Income Payment is less than the Guaranteed Minimum Income Payment, your initial monthly Income Payment will equal the Guaranteed Minimum Income Payment. If this occurs, we will track the difference in the Adjustment Account that we establish on the Annuity Commencement Date. The value of the Adjustment Account will equal the greater of (a) and (b), where:


                        (a) is zero (0); and

                        (b) is 12 times the Guaranteed Minimum Income Payment
                            minus 12 times the initial Calculated Level Monthly Benefit.

                      Monthly Income Payments will remain constant for an Annuity Year. At the beginning of each subsequent Annuity Year, we will determine the amount of the monthly Income Payments for that Annuity Year.

                      For monthly Income Payments after the first Annuity Year, the actual payment is the greater of (a) and (b), where:

                        (a) is the subsequent Calculated Level Monthly Income
                            Benefit minus 1/12 of any value in the Adjustment Account as of the date of the last monthly Income Payment; and

                        (b) is the Guaranteed Minimum Income Payment.

                      For subsequent monthly Income Payments after the first Annuity Year, the value of the Adjustment Account will be the greater of (a) and (b), where:

                        (a) is zero (0); and

                        (b) is the value of the Adjustment Account as of the
                            date that we determined the last monthly Income Payment, plus 12 times the actual subsequent monthly Income Payment, minus 12 times the subsequent Calculated Level Monthly Benefit.

                      In other words, you will not receive any of the Subaccount's gain until the Adjustment Account has been repaid from any future performance of the Subaccount.

                      The Guaranteed Minimum Income Payment is determined at contract issue and is based on many factors. Individuals with the same factors will receive the same Guaranteed Minimum Income Payment. The factors include ages(s), gender(s), purchase date, Annuity Commencement Date chosen, Scheduled Installments, period certain, mortality, assumed interest rate, state in which the contract is issued, state premium tax (if any), and whether the contract is qualified or non-qualified.


REDUCED               For contracts issued as Non-Qualified Contracts
GUARANTEED            participating in the Annuity Cross Funding Program, you
MINIMUM INCOME        may be entitled to reduced Guaranteed Minimum Income
PAYMENTS              Payments if you lose your right to full Guaranteed
                      Minimum Income Payments, provided the contract is still in effect as of the Default Date (described below) and you have made all Scheduled Installments for a period of at least 60 months. For Qualified Contracts, you may be entitled to reduced Guaranteed Minimum Income Payments if you lose your right to full Guaranteed Minimum Income
                      Payments, provided your contract is still in effect as of the Default Date. The Annuity Cross Funding Program is not available for contracts issued on or after August 17, 2004.


                      The Valuation Day you lose your right to full Guaranteed Minimum Income Payments under the contract is considered the "Default Date." You will lose your right to full Guaranteed Minimum Income Payments under the contract when you:

                         . Miss a Scheduled Installment and do not pay that
                           Scheduled Installment within 12 months of the date it was due, plus interest at an effective annual rate of 6% and any applicable monthly billing fees. You may make no more than 24 Scheduled Installments outside the grace period over the life of your contract. See the "Reinstatement" provision in this prospectus; and/or

                         . Take any withdrawals from the Subaccount and do not
                           repay the amount withdrawn from the Subaccount within 12 months from the date of the withdrawal, plus interest at an effective annual rate of 6%.

                      If the due date of any missed payment falls on any date on which the New York Stock Exchange is not open for regular trading or on a date on which the GE Investments Funds, Inc. -- Total Return Fund does not value its shares, the due date will occur on the next Valuation Day.

                      We will calculate the reduced Guaranteed Minimum Income Payment by taking (a) divided by (b) multiplied by (c), where:

                        (a) is the total of Scheduled Installments paid to the
                            Subaccount and not previously withdrawn prior to the Default Date;

                        (b) is the total Scheduled Installments that are
                            required to be paid into the Subaccount prior to the Annuity Commencement Date as shown on your contract's Data Pages (this date must be a date at least 10 years from the date the contract is issued); and

                        (c) is the Guaranteed Minimum Income Payment (as shown
                            on your contract's Data Pages).

                      Once the reduced Guaranteed Minimum Income Payment amount has been determined, we will not recalculate it again, even if subsequent Purchase Payments are made. In addition,

                         . if partial withdrawals are taken from the Subaccount
                           once the reduced Guaranteed Minimum Income Payment has been determined and you do not repay the partial withdrawals with interest, you will lose your right to Guaranteed Minimum Income Payments;

                         . we will not further reduce your Guaranteed Minimum
                           Income Payments as described above;

                         . you may not begin Income Payments prior to the
                           Annuity Commencement Date and still receive reduced Guaranteed Minimum Income Payments.

IF THE                If the Guaranteed Minimum Income Payment is not in
GUARANTEED            effect, you may still receive Income Payments or elect to
MINIMUM               forego Income Payments and receive the value of the
INCOME                contract on or before the Annuity Commencement Date in
PAYMENT IS NOT        the form of a lump sum payment. If you elect to receive
IN EFFECT             Income Payments, your actual Income Payments will be in
                      the form of an annual variable Income Payment similar to a variable Income Payment described above under the "Benefits at Annuity Commencement Date" provision. There will be no Adjustment Account established.

Optional Payment Plans

                      You may apply your Death Benefit proceeds or your Surrender Value to an Optional Payment Plan. You will lose any Guaranteed Minimum Income Payments if you elect to apply your Surrender Value or your Death Proceeds to an Optional Payment Plan. The terms of the Optional Payment Plan elected will then become applicable. If you surrender the contract and select Optional Payment Plan 1, Optional Payment Plan 2 (with a period certain of 10 or more years), or Optional Payment Plan 5, then the amount applied to the Optional Payment Plan is the Contract Value, which includes any applicable Market Value Adjustment, minus any applicable premium tax. The amount we apply to calculate Income Payments is net of any applicable premium tax.

                      During the Annuitant's life, and before Income Payments begin, you (or the Designated Beneficiary at your death) can choose an Optional Payment Plan. If you change a Designated Beneficiary, your Optional Payment Plan selection will remain in effect unless you make a new selection. Any election or change in an Optional Payment Plan must be sent to our Home Office in a form acceptable to us. We do not allow any changes after Income Payments begin. If an Optional Payment Plan has not been chosen at the death of the Annuitant or Owner, your Designated Beneficiary can choose an Optional Payment Plan when we pay the Death Benefit. See "The Death Benefit" provision in this prospectus.

                      We will make Income Payments under one of the Optional Payment Plans annually. The amount of each payment under an Optional Payment Plan must be at least $100. Payments made under an Optional Payment Plan at the death of any Owner (or the Annuitant if the Owner is a non-natural person), must conform to the rules outlined in the "Death Benefit" provision.

                      We may make an age adjustment to determine the amount of the Income Payments. We will adjust the age according to the age adjustment table shown in your contract.

                      Fixed Income Payments. We will transfer proceeds applied to a fixed income option to our General Account. Payments made will equal or exceed those required by the state where we deliver the contract. We determine fixed Income Payments on the date we receive due proof of the Owner's death or on surrender. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      Variable Income Payments. We will transfer proceeds applied to a variable income option to the Subaccount. Your Income Payments, after the first payment, will reflect the investment experience of the Subaccount. No minimum amount is guaranteed. Income Payments begin after the date we receive due proof of any Owner's death or a surrender. We will calculate your variable Income Payments in the manner described above under the "Benefits at Annuity Commencement Date" provision of this prospectus.

                      Optional Payment Plans. The contract provides five Optional Payment Plans; all are available on a fixed basis. Optional Payment Plans 1 and 5 are available on a variable basis. If any payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Guaranteed amounts payable are determined assuming an interest rate of 3.5% compounded yearly. We may increase this rate and the amount of any payment. Following are explanations of the Optional Payment Plans available.


                        Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees annual payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. Payments are determined according to the table in the Monthly Income Benefit section of your contract. We determine the guaranteed amounts payable under the plan. The payee selects the designated period. If the payee dies during the minimum period, we may offer to pay the discounted sum of the remaining guaranteed payments in one payment.

                        Optional Payment Plan 2 -- Income for a Fixed
                        Period. This option guarantees annual payments for a fixed period not longer than 30 years. Payments will be made in accordance with the table in your contract. If the payee dies, we may offer to pay the discounted amount of the remaining guaranteed payments in one payment.

                        Optional Payment Plan 3 -- Income of a Definite Amount. This option provides annual payments of a definite amount to be paid. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If we increase the interest rate on amounts payable above the guaranteed rate, we will extend the payment period. If the payee dies, we may offer to pay the amount of the remaining proceeds with earned interest in one payment.

                        Optional Payment Plan 4 -- Interest Income. This option provides for annual payments of interest earned from the proceeds left with us. Payments will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one payment.

                        Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make annual payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we may offer to pay the discounted amount of the remaining payments for the 10-year period in one payment.

                      If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the contract's Annuity Commencement Date. Variable income payments will begin within 7 days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, Optional Payment 3 or Optional Payment 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within 7 days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plans 2, Optional Payment 3 or Optional Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within 7 days, however, some states require us to reserve the right to defer payments from the General Account for up to six months from the date we receive the request for payment.

Federal Tax Matters

INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax Deferral on Earnings. The Federal income tax law does not tax any increase in an Owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply. Such requirements include that:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Variable Account must be
                           "adequately diversified" in accordance with regulations of the Internal Revenue Service ("IRS"); and

                         . the contract's Annuity Commencement Date must not
                           occur near the end of the Annuitant's life expectancy.


                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the annual Purchase Payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the Owner is currently taxable on the contract's earnings.


                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural Owner (entity) is taxable on the annual increase in the Contract Value in excess of the Purchase Payments made that year. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Variable Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Variable Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Variable Account are adequately diversified. If the Variable Account fails to comply with these diversification standards, the Owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of the GE Investments Funds, Inc. -- Total Return Fund (we only indirectly control such investments through an affiliated company), we expect that the GE Investments Funds, Inc. -- Total Return Fund will comply with IRS regulations so that the Variable Account will be considered "adequately diversified."


                      Age at which Income Payments must begin. Federal income tax rules do not expressly identify a particular age by which Income Payments must begin. However, those rules do require that an annuity contract provide for amortization, through Income Payments, of the contract's Purchase Payments paid and earnings. If Income Payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.


                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent of the gain in your contract, i.e., the excess of your Contract Value before the partial withdrawal over your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."


                      Your "investment in the contract" generally equals the total of your Purchase Payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income. In applying the above rules, it is possible that certain additional amounts could be included in the gain under your contract for purposes of determining the tax treatment of withdrawals, e.g., amounts attributable to the Guaranteed Minimum Income Payment feature of the contract, amounts attributable to the Market Value Adjustment feature, or to benefits under the Disability Benefit Rider Option.


                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial withdrawal of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract" (as defined above). In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of Income Payments. The Code imposes tax on a portion of each Income Payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your Income Payment.

                      Pursuant to the Code, you will pay tax on the full amount of your Income Payments once you have recovered the total amount of the "investment in the contract." If Income Payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.


                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.


                      Taxation of Death Benefits. We may distribute amounts from your contract because of the death of an Owner, a Joint Owner, or if an Owner is a non-natural person, an

                      Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the contract's Annuity Commencement Date.

                         . Before the contract's Annuity Commencement
                           Date. The Death Benefit is taxed in the same manner as Income Payments, if the Death Benefit is received under an Optional Payment Plan.

                           If not received under an Optional Payment Plan, the Death Benefit is taxed in the same manner as a surrender.

                         . After the contract's Annuity Commencement Date.  The
                           Death Benefit is excludable from income to the extent that it does not exceed the unrecovered "investment in the contract, provided the Death Benefit is received in accordance with the existing Optional Payment Plan." All Income Payments in excess of the unrecovered "investment in the contract" are includible in income.

                      The tax law imposes tax on a Death Benefit received in a lump sum to the extent that it exceeds the unrecovered "investment in the contract" at the time of payment.

                      Penalty taxes payable on partial withdrawals, surrenders, or Income Payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals, surrenders or Income Payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . you receive as a series of substantially equal
                           periodic payments for the life (or life expectancy) of the taxpayer; or

                         . are received on or after the death of the Owner.


                      Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an Income Payment, surrender, or partial withdrawal that you must include in income. For example:


                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;


                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or one of its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, partial withdrawal or
                           Income Payment that you must include in income; and

                         . the amount that might be subject to a penalty tax.


                      Tax treatment of benefits provided by rider option. So long as you participate in the Annuity Cross Funding Program, the contract may be issued with certain riders, that provide benefits upon unemployment, disability, or death. These benefits include the waiver of Scheduled Installments relating to entitlement to Guaranteed Minimum Income Payments, and also certain increases in Income Payments that are calculated on the Annuity Commencement Date.


                      The tax treatment of these benefits is not clear in all instances. For example, while benefits received under the Unemployment Benefit Rider Option will be taxable, there is uncertainty regarding the amount and timing of the taxation of benefits under this rider. We believe that benefits from this rider should be taxable upon the Annuity Commencement Date, but it is possible that amounts could be subject to tax earlier. The investment in the contract generally would be increased by any amount that is taxable.

                      With respect to the Disability Benefit Rider Option and Joint Annuitant Life Benefit Rider Option, a portion of benefits may be excludable from income. There is uncertainty, however, regarding the scope of any available exclusion, as well as the time when any non-excludable benefits would be subject to tax.

                      We will tax report that portion of any benefit payment which we believe is subject to tax with respect to all the rider benefits.


                      Section 1035 exchanges. Under section 1035 of the Code, the exchange of one annuity contract (or a life insurance contract) for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.


                      Upon death of a non-spousal Joint Owner, the contract provides the surviving Joint Owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under section 1035.

QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future.
                      Prospective purchasers should contact our Home Office to learn of the availability of Qualified Contracts at any given time.

                      The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its Death Benefit, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified plan should obtain advice from a tax adviser.

                      Types of Qualified Contracts. At present, the contract may be used in conjunction with qualified corporate employee pension and profit-sharing plans ("401(a) plans"), including "401(k) plans," and qualified annuity plans ("403(a) plans"). The contract may also be used as or in conjunction with IRAs and Roth IRAs.

                      Terms of qualified plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a contract as generally necessary to conform to the requirements of that type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan such as: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; and withholding, reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      There are specific Code and ERISA rules that apply to loans from qualified plans. Employer plans may have additional restrictions. Partial withdrawals and repayments of partial withdrawals permitted under this contract may not qualify as a qualified plan loan.

                      If this contract is purchased as an investment of a qualified retirement plan, the Owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the Owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.


                      Guaranteed Minimum Income Payments. Distributions from Qualified Contracts generally must satisfy certain required "minimum distribution rules." It is unclear whether variable Income Payments subject to the contract's Guaranteed Minimum Income Payments feature will satisfy these rules. As a result, the availability of such payments could cause the disqualification of a Qualified Contract, which could result in increased taxes to the Owner. We reserve the right to limit the availability of such payments, or to modify such payments, as necessary to preclude any such disqualification. In addition, the Guaranteed Minimum Income Payments feature, as well as the optional riders, could increase the amount of the minimum required distribution that must be taken from your contract.

                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of Purchase
                           Payments and the time at which Purchase Payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of Purchase Payments made to Qualified Contracts;

                         . the Code does not allow a deduction for Purchase
                           Payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for Purchase Payments made to a Qualified Contract.

                      The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

                      Under qualified plans, the Owner must begin receiving payments from the contract in certain minimum amounts by a certain age (generally, April 1 of the calendar year following the later of attainment of age 70 1/2 or retirement). Under IRA, the Owner must begin receiving payments from the contract in certain minimum amounts by April 1 of the calendar year following the attainment of age 70 1/2. Roth IRAs do not require any distributions during the Owner's lifetime.

                      When distributions are to be made for married participants under certain Qualified Contracts, the form of distribution may have to be a qualified joint and survivor annuity. The form of distribution can be altered only with receipt of consent of the spouse and the annuitant.

                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase Payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you must include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. Additional Federal taxes may be payable in connection with a Qualified Contract. For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as an employer-sponsored retirement plan, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, the following exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or Income Payment:

                         . received on or after the Owner reaches age 59 1/2;

                         . received on or after the Owner's death or because of
                           the Owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      Additional exceptions may be taxable.

                      Moving money from one Qualified Contract or qualified plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions in certain circumstances for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers. The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

FEDERAL               We will withhold and remit to the IRS a part of the
INCOME TAX            taxable portion of each distribution made under a
WITHHOLDING           contract unless the distributee notifies us at or before
                      the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax.
                      At the time you request a partial withdrawal, surrender, or Income Payment, we will send you forms that explain the withholding requirements.

STATE INCOME          If required by the law of your state, we will also
TAX WITHHOLDING       withhold state income tax from the taxable portion of
                      each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF         Under existing Federal income tax laws, we do not pay tax
THE COMPANY           on investment income and realized capital gains of the
                      Variable Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Variable Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Variable Account, we may impose a charge against the Variable Account to pay the taxes.

CHANGES IN            This discussion is based on the Code, IRS regulations,
THE LAW               and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Subaccount within 7 days after receipt at our Home Office of a request in good order for a partial withdrawal or surrender. We also will ordinarily make payment of lump sum Death Benefit proceeds from the Subaccount within 7 days from the receipt of due proof of death and all required forms. We will determine the payment amount as of the end of the Valuation Day during which our Home Office receives the payment request or due proof of death and all required forms.

                      In most cases, when we pay Death Benefit proceeds in a lump sum, we will pay these proceeds either:

                        (1) to your Designated Beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account for the
                            Designated Beneficiary called the "GE Secure Access Account" in the amount of the Death Benefit.

                      When establishing the GE Secure Access Account we will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit payable. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the Designated Beneficiary with regard to the form of Death Benefit payment, we will automatically establish the GE Secure Access Account.

                      We will delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                              . the SEC declares that an emergency exists (due
                                to the emergency the disposal or valuation of the Variable Account's assets is not reasonably practicable);

                              . the New York Stock Exchange is closed for other
                                than a regular holiday or weekend;

                              . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our Owners.

                      We reserve the right to defer payments from the Guarantee Account and the Immediate Installment Account for a partial withdrawal or surrender for up to 6 months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.


                      If mandated under applicable law, we may be required to reject a Purchase Payment and/or block an Owner's account and thereby refuse any transfers into the GE Investments Funds, Inc. -- Total Return Fund, request for surrenders, partial withdrawals, or death benefits, until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

Sales of the Contract

                      We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905. Although the Company and Capital Brokerage Corporation do not anticipate discontinuing offering the contracts, we do reserve the right to discontinue offering the contracts at any time.

                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

                      Capital Brokerage Corporation offers the contracts through registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with CBC are also licensed as insurance agents in the states in which they do business and are appointed with us.


                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.



                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 12% of Purchase Payments received.



                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms") and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 1.4% of Purchase Payments.



                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 9.6% of Purchase Payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.





                      All selling firms receive commissions as described above based on the sale and receipt of Purchase Payments in the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of Purchase Payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.



                      The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

                      Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms. Some contracts, such as this contract, have rider options that have charges that vary based on certain underwriting criteria. Such factors include, but are not limited to: age, gender, and the coverage requested.

                      Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


                      During 2004, 2003 and 2002, $21.8 million, $19.8 million
                      and $5.9 million, for the sale of contracts in the Variable Account and any new Purchase Payments received. In 2004, 2003 and 2002, no underwriting commissions were paid to Capital Brokerage Corporation.

Additional Information

OWNER                 The obligations to Owners under the contracts are ours.
QUESTIONS             Please direct your questions and concerns to us at our
                      Home Office.

RETURN                Within the 15-day free-look period after you receive the
PRIVILEGE             contract, you may cancel it for any reason by delivering
                      or mailing it postage prepaid, to our Home Office at:

                                              GE Life and Annuity Assurance
                                              Company
                                              Annuity New Business
                                              6610 West Broad Street
                                              Richmond, Virginia 23230

                      If you cancel your contract, it will be void. Unless state law requires that we return your Purchase Payments, the amount of the refund you receive will equal your Contract Value and any rider Purchase Payments received plus any adjustments required by applicable law or regulation on the date we receive the contract plus or minus any applicable Market Value Adjustment, but without reduction for any surrender charge or access charge. If state law requires that we return your Purchase Payments, the amount of the refund will equal the Purchase Payments made less any partial withdrawals you previously made. In certain states, you may have more than 15 days to return the contract for a refund.

STATE                 As a life insurance company organized and operated under
REGULATION            the laws of the Commonwealth of Virginia, we are subject
                      to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND           As presently required by the 1940 Act and applicable
REPORTS               regulations, we are responsible for maintaining all
                      records and accounts relating to the Variable Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract
                      Value, including your value in the Subaccount, the Immediate Installment Account and the Guarantee Account.
                      The report also will show Purchase Payments and charges made during the statement period. We also will send you an annual and a semi-annual report for the GE Investments
                      Funds, Inc. -- Total Return Fund, as required by the 1940
                      Act. In addition, you will receive a written confirmation when you make Purchase Payments, transfers from either the Immediate Installment Account or Guarantee Account to the Subaccount, or take partial withdrawals.

OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the 1933 Act, for the contracts being offered by
                      this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Variable Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

GE Life and Annuity Assurance Company


BUSINESS GE Life and Annuity Assurance Company (the "Company", "we", "us", or "our" unless context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc., ("GEFAHI") and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company ("GECA" or "GE Capital Assurance"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, the Harvest Life Insurance Company ("Harvest") merged into us on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance Company. Harvest's former parent, Federal Home Life Insurance Company ("Federal"), received our common stock in exchange for its interest in Harvest.



                      On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. Approximately 30% of Genworth's common stock is now owned by public shareholders. GEFAHI continues to own approximately 70% of Genworth's common stock.



                      On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.



                      We principally offer annuity contracts, guaranteed investment contracts, funding agreements, Medicare supplement insurance and life insurance policies. We do business in all states, except New York, and in the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.



                      We are one of a number of subsidiaries of Genworth, a company that, through its subsidiaries, provides consumers financial security solutions by selling a wide variety of insurance, investment and retirement products, primarily in North America. Our product offerings are divided along two segments of consumer needs: (1) Retirement Income and Investments and (2) Protection. We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), interest and other financing expenses and unallocated corporate income, expenses and income taxes.

                      Our financial information, including the information contained in this report filed on Form 10-K, quarterly reports on Form 10-Q, current reports on Form 8-K and any amendments to the above mentioned reports, will be made available upon request. Alternatively, reports filed with the United States Securities and Exchange Commission ("SEC") may be viewed or obtained at the SEC Public Reference Room in Washington, D.C., or at the SEC's Internet site at www.sec.gov.



STRATEGY We believe that changes in demographics such as the increased number of baby boomers entering middle and late middle age, longer life expectancies due to healthy lifestyles and medical advances and the reduction in government and employer-sponsored benefit programs have increased and will continue to increase, the demand for innovative products and services to solve financial needs and challenges. Our strategy is designed to take advantage of these trends by offering a broad array of insurance and investment products and services to meet key consumer financial needs at each stage of life.



OPERATING             During 2003, we redefined our operating segments.
SEGMENTS              Management realigned the business on a product line and
                      market basis to intensify its focus on return on equity, optimum deployment of capital and distribution effectiveness. As a result of this change, our operations are conducted under two reporting segments corresponding to customer needs: 1) Retirement Income and Investments and 2) Protection.



                      We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), interest and other financing expenses and unallocated corporate income, expenses and income taxes.



                      Retirement Income and Investments Segment.   We offer
                      deferred annuities (variable and fixed) and variable life insurance to a broad range of individual consumers who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. We also offer guaranteed investment contracts ("GICs") and funding agreements as investment products to qualified institutional buyers.



                      Protection Segment.   Our Protection segment includes
                      universal life insurance, interest-sensitive whole life insurance and Medicare supplement insurance. Life insurance products provide protection against financial hardship after the death of an insured by providing cash payment to the beneficiaries of the policyholder. Medicare supplement insurance provides coverage for Medicare-qualified expenses that are not covered by Medicare because of applicable deductibles or maximum limits.

Properties



                      We conduct our business from various facilities, all of which are leased except for one building in Richmond, Virginia, which we own.

Legal Proceedings



                      We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits and breaches of fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.



                      Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. This scrutiny includes the commencement of investigations and other proceedings by the New York State Attorney General and other governmental authorities relating to allegations of improper conduct in connection with the payment of, and the failure to disclose, contingent commissions by insurance companies to insurance brokers and agents, the solicitation and provision of fictitious or inflated quotes and the use of inducements to brokers or companies in the sale of insurance products. We have not received a subpoena or inquiry from the State of New York with respect to these matters. As part of industry-wide inquiries in this regard, we have received inquiries and informational requests from federal and state regulatory authorities. We are cooperating with these regulatory authorities in connection with their inquiries.



                      Recent industry-wide inquiries also include those regarding market timing and late trading in variable annuity contracts, variable annuity sales practices/exchanges and electronic communication document retention practices. In this regard, we responded in late 2003 to a New York State Attorney General subpoena regarding market timing and late trading in variable products and mutual funds. We have not received any further inquiries from the New York State Attorney General regarding this matter.

                      Although we do not believe that the current investigations and proceedings will have a material adverse effect on our business, financial condition or results of operations, we cannot assure you that this will be the case. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In any event, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operation.




                      In our investment-related operations, we are subject to, and may become subject to further litigation involving commercial disputes with counterparties or others and class action and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of assets and annuity and investment products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers or breached fiduciary or other duties to customers. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships.



                      We were named as a defendant in a lawsuit, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000, in Georgia state court, as a class action on behalf of all persons who purchased certain universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003 to settle the case on a nationwide class basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The court gave final approval to the settlement on August 12, 2004. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon the number of individuals who ultimately will seek relief in the claim form process of the class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled. That process is currently underway. In addition, approximately 650 class members elected to exclude themselves from the class action settlement. In the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of policyholders who had excluded approximately 512 policies from the class action settlement. At that time, we accrued a reserve for the settlement in principle. We have also been named as a defendant in six lawsuits brought by 67 class members who elected to exclude themselves from the class action settlement. We cannot determine at this point whether or how many other class members who have excluded themselves from the class action will initiate individual actions against us, or the effect of such suits or claims, including the six pending lawsuits, on our financial condition, results of operations or business reputation.



                      In addition, we were named as a defendant in five lawsuits brought by individuals claiming that William Maynard, one of our former dedicated sales specialists, and Anthony Allen, one of our former independent producers, converted customer monies and engaged in various fraudulent acts. The five cases are, Monger v. Allen, Maynard, and GE Life and Annuity Assurance Company ("GELAAC") (filed October 24, 2003), Warfel v. Allen, Maynard, adVenture Publishing, and GELAAC (filed February 6, 2004), Hanrick v. Allen, Maynard and GELAAC (filed March 10, 2004), Modlin v. Allen, et al. (filed June 17,
                      2004), and Clark v. Allen, 66 et al. (filed June 25,
                      2004). The Monger and Hanrick cases have been settled. The remaining three cases are in their preliminary stages and are pending in the state court of Cumberland County, North Carolina. The suits allege that GELAAC failed to properly supervise Allen and Maynard and that GELAAC is responsible for Allen's and Maynard's conduct. Specifically, Monger alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices, violations of the Investment Company Act of 1940 and negligent supervision. Warfel alleged breach of contract, conversion, breach of fiduciary duty, fraud, constructive fraud, negligent misrepresentation, negligent supervision and unfair and deceptive trade practices. Hanrick alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices and negligent supervision. Modlin and Clark make similar allegations. The total amount allegedly invested by the plaintiffs in the three unresolved actions is approximately $883,000. The plaintiff in Warfel seeks damages of $1.4 million and the plaintiffs in Modlin and Clark seek unspecified compensatory damages. In addition, each plaintiff seeks treble damages, as well as punitive damages of an unspecified amount. Additionally, in the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of a putative class of individuals who had dealings with Allen and Maynard. At that time we accrued a reserve for the settlement in principle. In October 2003, Allen and Maynard were arrested and charged with conversion in Cumberland County, North Carolina for allegedly failing to remit $30,000 in premiums that they received from a client to GELAAC. Allen has also been indicted in Cumberland County, North Carolina for converting the funds of numerous other individuals. We cannot determine the ultimate outcome of these suits or whether any related or similar suits or claims will be asserted against us in the future, or the effect of such suits or claims on our financial condition, results of operations or reputation.





                      Although it is not anticipated that these developments will have an adverse impact on the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Submission of Matters to a Vote of Security Holders



                      Information omitted in accordance with General Instruction I (2)(c).

Market For the Registrant's Common Equity and Related Shareholder Matters



                      At December 31, 2004, all of our common stock, our sole class of common equity on the date hereof, is owned by GE Capital Assurance. Accordingly, there is no public trading market for our common equity.



                      As previously discussed, our ability to pay dividends is restricted by state insurance law.

Selected Financial Data



                      Information omitted in accordance with General Instruction I (2)(a).

Management's Discussion and Analysis of Financial Condition and Results of Operations



                      The following analysis of the consolidated financial condition and results of our operations should be read in conjunction with our Consolidated Financial Statements and the notes thereto included herein.



CAUTIONARY NOTE       This report contains certain "forward-looking statements"
REGARDING             within the meaning of the Private Securities Litigation
FORWARD-LOOKING       Reform Act of 1995. Forward-looking statements may be
STATEMENTS            identified by words such as "expects," "intends,"
                      "anticipates," "plans," "believes," "seeks," "estimates,"
                      "will," or words of similar meaning and include, but are not limited to, statements regarding the outlook for our future business and financial performance.
                      Forward-looking statements are based on management's current expectations and assumptions, which are subject to inherent uncertainties, risks and changes in circumstances that are difficult to predict. Actual outcomes and results may differ materially due to global political, economic, business, competitive, market, regulatory and other factors, including the following:



                      Risks relating to our businesses, including interest rate fluctuations, downturns and volatility in equity markets, defaults in portfolio securities, downgrades in our financial strength and credit ratings, unexpected changes in mortality and morbidity rates, accelerated amortization of deferred acquisition costs and present value of future profits, impairment of the value of goodwill, insufficiency of reserves, legal constraints on dividend distributions by subsidiaries, illiquidity of investments, competition, inability to attract or retain independent sales intermediaries and dedicated sales specialists, defaults by counterparties, regulatory restrictions on our operations and changes in applicable laws and regulations, legal or regulatory actions or investigations, political or economic instability and the threat of terrorism, terrorist acts, unexpected changes in mortality, morbidity and unemployment rates, accelerated amortization of deferred acquisition costs and present value of future profits, goodwill impairments, medical advances such as genetic mapping research, unexpected changes in persistency rates, increases in statutory reserve requirements and changes in tax and securities laws.



                      We undertake no obligation to publicly update any forward-looking statement, whether as a result of new information, future developments or otherwise.



OPERATING             Year Ended December 31, 2004 Compared to Year Ended
RESULTS               December 31, 2003



                      Overview. Net income in 2004 was $199.4 million, a $179.7 million increase from 2003. The increase is primarily due to a tax benefit increase of $140.2 million resulting primarily from reinsurance transactions entered into in 2004, in which we ceded to Union Fidelity Life Insurance Company ("UFLIC"), an affiliate, substantially all of our in-force blocks of variable annuities and structured settlements. The reinsurance transactions with UFLIC were completed and accounted for at book value and will be reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit for the year ended December 31, 2004. Also contributing to the increase was a $50.0 million litigation reserve in 2003 and an increase in investment income of $42.0 million in our corporate and other segment associated with an increase in invested assets not allocated to the operating segments. These amounts were partially offset by a goodwill impairment charge of $59.8 million in 2004 resulting from the reinsurance transactions with UFLIC.



                      Net investment income. Net investment income decreased $117.0 million, or 21.7%, to $421.0 million in 2004 from $538.0 million in 2003. The decrease was primarily a result of a $2,554.9 million, or 21.7%, decline in average invested assets. The decline in average invested assets was due primarily to the reinsurance transactions with UFLIC. Also contributing to the decrease in average invested assets was a decline in outstanding institutional stable value liabilities.



                      Net realized investment gains. Net realized investment gains (losses) consist of gross realized investment gains and gross realized investment (losses), including charges related to impairments. Net realized investment gains (losses) increased $1.8 million to $5.7 million in 2004 from $3.9 million in 2003. For 2004, gross realized gains and (losses) were $10.7 million and $(5.0) million, respectively. Realized losses for 2004 included $0.9 million of impairments that were primarily attributable to fixed-maturity and equity securities. For 2003, gross realized gains and (losses) were $80.2 million and $(76.3) million, respectively. Realized losses for 2003 included $26.4 million of impairments, primarily attributable to fixed-maturity and equity securities.



                      Premiums. Premiums decreased $7.2 million, or 6.9% to $96.8 million in 2004 from $104.0 million in 2003. The decrease was primarily due to our Medicare supplement product. Medicare supplement premiums were down $8.3 million in 2004 driven by a reduction in due premiums offset by growth in new business and in-force premium rate actions.



                      Cost of Insurance. Cost of insurance decreased $10.9 million, or 7.1% to $142.2 million in 2004 from $153.1 million in 2003. The decrease was due primarily to a decline of universal life policies in-force.



                      Variable product fees. Variable product fees decreased $96.9 million to $9.4 million in 2004 from $106.3 million in 2003. The decrease in variable product fees was primarily due to the reinsurance transactions with UFLIC in which we ceded, effective January 1, 2004, the majority of our in-force variable annuities.

                      Other income. Other income decreased $10.7 million, or 30.1%, to $24.8 million in 2004 from $35.5 million in 2003. The decrease was due primarily to lower surrender fees attributable to the reinsurance transactions with UFLIC.



                      Interest credited. Interest credited represents interest credited on behalf of policyholder and contractholder general account balances. Interest credited decreased $119.4 million, or 29.1%, to $291.2 million for 2004 from $410.6 million for 2003. This decrease was primarily the result of an $84.5 million decrease attributable to the reinsurance transactions with UFLIC and a $33.2 million decrease attributable to institutional stable value products. This decrease was due to a combination of a decrease in liabilities and reduced crediting rates on book with the maturity of higher cost liabilities and the addition of new business with lower crediting rates.



                      Benefits and other changes in policy reserves. Benefits and other changes in policy reserves decreased $62.9 million, or 25.6%, to $182.8 million in 2004 from $245.7 million in 2003. The decrease was primarily a result of a $46.7 million decrease attributable to the reinsurance transactions with UFLIC and a $16.3 million reserve strengthening in 2003 related to whole life products.



                      Underwriting, Acquisition and Insurance Expenses, net of deferrals. Underwriting, acquisition and insurance expenses, net of deferrals, decreased $85.8 million, or 57.6%, to $63.2 million in 2004 from $149.0 million in the prior year. This decrease was primarily the result of a $50.0 million reserve accrual in 2003 associated with a class action lawsuit settlement agreed to in principle and a $30.0 million decrease attributable to the reinsurance transactions with UFLIC.



                      Amortization of deferred acquisition costs and intangibles. Amortization of deferred acquisition costs and intangibles decreased $11.6 million, or 9.8%, to $107.3 million in 2004 from $118.9 million in 2003. The decrease is primarily the result of a $74.0 million decrease attributable to the reinsurance transactions with UFLIC, which was partially offset by a $59.8 million goodwill impairment charge, also as a result of the reinsurance transactions with UFLIC.



                      Provision (benefit) for income taxes. Benefit for income taxes increased $140.2 million to a benefit of $(143.3) million for the year ended December 31, 2004 from a benefit of $(3.1) million for the year ended December 31, 2003. The increase in tax benefit was primarily attributable to the tax benefit associated with the reinsurance transactions with UFLIC. The reinsurance transactions with UFLIC were completed and accounted for at book value. These transactions will be reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit for the year ended December 31, 2004. The tax benefit relates primarily to the reinsurance transaction with UFLIC.

Capital Resources and Liquidity




CONSOLIDATED          Total Investments.  Total investments decreased $2,478.6
BALANCE SHEET         million, or 21.9%, to $8,850.6 million at December 31,
                      2004 from $11,329.2 million at December 31, 2003. The decrease was primarily a result of the transfer of invested assets associated with the reinsurance transactions with UFLIC and lower invested assets due to a decline in outstanding institutional stable value liabilities, which was partially offset by an increase in invested assets in our Corporate and Other segment. The change in investments due to the reinsurance transactions with UFLIC, institutional stable value liabilities and corporate segment was $(2,728.5) million, $(354.4) million and $635.5 million, respectively. The increase in investments in our corporate segment was due primarily to an increase in the securities lending program.



                      Investment securities comprise mainly investment grade debt securities. Fixed maturities and equity securities were $7,028.0 million, including gross unrealized gains and losses of $192.6 million and $(41.2) million, respectively at December 31, 2004 ($9,666.7 million, including gross unrealized gains and losses of $278.7 million and $(71.1) million, respectively, as of December 31, 2003). Market value for these purposes is defined by relevant accounting standards and should not be viewed as a forecast of future gains or losses.



                      Impairment of Investment Securities. We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk and management teams as well as the portfolio management and research capabilities of GE Asset Management, Inc.("GEAM") as well as other third party asset managers, as appropriate. Our qualitative review attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2004, securities "at risk" of impairment had aggregate unrealized losses of approximately $10.0 million.



                      For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.



                      During 2004, 2003 and 2002, we recognized impairment losses of $0.9 million, $26.4 million and $77.4 million, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.



                      The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31,



                                                      Less than 12 Months
                                      ---------------------------------------------------
2004                                   Amortized    Fair    Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost  value     losses    cost   securities
-----------------------------------------------------------------------------------------
Description of Securities
Fixed maturities:
   U.S. government and agency           $    7.2   $    7.2   $   --      --        4
   Non-U.S. government                       2.9        2.9       --      --        3
   U.S. corporate                          505.2      494.5    (10.7)    2.1%     104
   Non-U.S. corporate                      131.2      129.0     (2.2)    1.7%      30
   Asset Backed                            222.8      221.6     (1.2)    0.5%      38
   Mortgage Backed                         477.2      470.9     (6.3)    1.3%      76
                                        --------   --------   ------    ----      ---
Total temporarily impaired securities   $1,346.5   $1,326.1   $(20.4)    1.5%     255
                                        ========   ========   ======    ====      ===
% Underwater -- Fixed maturities
   (less than) 20% Underwater           $1,344.7   $1,324.8   $(19.9)    1.5%     253
   20-50% Underwater                         1.8        1.3     (0.5)   27.8%       2
   (greater than) 50% Underwater              --         --       --      --       --
                                        --------   --------   ------    ----      ---
Total fixed maturities                  $1,346.5   $1,326.1   $(20.4)    1.5%     255
                                        ========   ========   ======    ====      ===
Investment Grade                        $1,220.4   $1,203.8   $(16.6)    1.4%     223
Below Investment Grade                     106.5      103.0     (3.5)    3.3%      26
Not rated                                   19.6       19.3     (0.3)    1.5%       6
                                        --------   --------   ------    ----      ---
Total                                   $1,346.5   $1,326.1   $(20.4)    1.5%     255
                                        ========   ========   ======    ====      ===

                                                        12 Months or More
                                      -----------------------------------------------------
2004                                   Amortized              Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost Fair value   losses    cost   securities
-------------------------------------------------------------------------------------------
Description of Securities
Fixed maturities:
   U.S. corporate                        $285.6      $267.0     $(18.6)    6.5%      29
   State and municipal                      0.3         0.3         --      --        1
   Non-U.S. corporate                      18.0        17.3       (0.7)    3.9%       4
   Asset Backed                             1.6         1.6         --      --        1
   Mortgage Backed                         57.6        56.1       (1.5)    2.6%      20
                                         ------      ------     ------    ----       --
Total temporarily impaired securities    $363.1      $342.3     $(20.8)    5.7%      55
                                         ======      ======     ======    ====       ==
% Underwater -- Fixed maturities
   (less than) 20% Underwater            $338.2      $323.5     $(14.7)    4.3%      51
   20-50% Underwater                       24.9        18.8       (6.1)   24.5%       4
   (greater than) 50% Underwater             --          --         --      --       --
                                         ------      ------     ------    ----       --
Total fixed maturities                   $363.1      $342.3     $(20.8)    5.7%      55
                                         ======      ======     ======    ====       ==
Investment Grade                         $220.0      $208.2     $(11.8)    5.4%      40
Below Investment Grade                    143.1       134.1       (9.0)    6.3%      15
Not rated equities                           --          --         --      --       --
                                         ------      ------     ------    ----       --
Total                                    $363.1      $342.3     $(20.8)    5.7%      55
                                         ======      ======     ======    ====       ==



                      The investment securities at December 31, 2004 in an unrealized loss position for less than twelve months, account for $20.4 million or 49% of the total unrealized losses. Of the securities in this category, there was no security with an unrealized loss in excess of $5.0 million.



                      The investment securities in an unrealized loss position for twelve months or more account for $20.8 million or 51% of the total unrealized losses. There are 35 fixed maturity securities in three industry groups that account for $14.0 million or 67% of the unrealized losses in this category.



                      Twenty-two of these 35 securities are in the finance and insurance sector. Within this sector, no single issuer has unrealized losses greater than $5 million. The unrealized losses of the securities are due to a higher interest rate environment for the quarter ended December 31, 2004.



                      Six of these 35 securities are in the transportation sector and are related to the airline industry. For those airline securities, which we have previously impaired, we expect to recover our carrying amount based upon underlying aircraft collateral values.



                      The remaining 7 of these 35 securities are in the consumer non-cyclical sector. There is one issuer, comprising of one security, which represents $7 million. No other single issuer of fixed maturities in this sector has an unrealized loss greater than $5 million.

                      Separate Account Assets and Liabilities. Separate account assets and liabilities represent funds held for the exclusive benefit of variable annuity and variable life contract holders. As of December 31, 2004, we held $8,636.7 million of separate account assets. The increase of $601.8 million, or 7.5%, from $8,034.9 million at December 31, 2003 was related primarily to the favorable market performance of the underlying securities, which was partially offset by death, surrender and other benefits outpacing new deposits.



                      Future Annuity and Contract Benefits. Future annuity and contract benefits decreased $636.6 million, to $9,604.6 million at December 31, 2004 from $10,241.2 million at December 31, 2003. The decrease is primarily attributable to a decline in the institutional stable value product liability, which resulted from maturities outpacing sales. Also contributing to the decline in future annuity and contract benefits was the recapture of previously assumed structured settlement liabilities resulting from the reinsurance transactions with UFLIC.



STATEMENT OF          Stockholder's interest decreased $232.0 million to
CHANGES IN            $1,590.0 million at December 31, 2004 from $1,822.0
STOCKHOLDER'S         million at December 31, 2003. The decrease was primarily
INTEREST              attributable to dividends paid in the amount of $419.1
                      million and a decline in net unrealized gains on invested securities of $15.7 million, which was partially offset by current year net income of $199.4 million.



INTEREST RATE         Fluctuations in market interest rates may have a
MANAGEMENT            significant effect on our sales of insurance and
                      investment products and our margins on these products.
                      Interest rates are highly sensitive to many factors, including governmental monetary policies, domestic and international economic and political conditions and other factors beyond our control. In our Retirement Income and Investments and Protection segments, low market interest rates may reduce the spreads between the amounts we credit to policyholders and contractholders and the yield we earn on the investments that support these obligations. In response to the unusually low interest rates that have prevailed during the last several years, we have reduced the guaranteed minimum crediting rates on newly issued fixed annuity contracts and have reduced crediting rates on in-force contracts where permitted to do so. These actions have helped mitigate the adverse impact of low interest rates on our spreads and profitability on these products. A gradual increase in interest rates generally would have a favorable effect on the profitability of these products. However, rapidly rising interest rates also could result in reduced persistency in our spread-based retail products as contractholders shift assets into higher yielding investments.

                      We use derivative financial instruments to mitigate or eliminate certain financial and market risks, including those related to changes in interest rates. As a matter of policy, we do not engage in derivative market-making, speculative derivative trading, or other speculative derivative activities. More detailed information regarding these financial instruments, as well as the strategies and policies for their use, is contained in Notes 1 and 10 to the Consolidated Financial Statements.



                      We have managed our exposure to changes in interest rates, in part, by monitoring and managing the duration of our investment portfolio assets with the duration of our liabilities. Established practices require that derivative financial instruments relate to specific asset or liability transactions or to currency exposure, if any. Market fluctuations could negatively affect the business. Significant changes in equity market performance expose insurance companies to the risk of not earning anticipated policy fees from variable products, accelerating amortization of deferred acquisition costs, or requiring additional liabilities for death benefits exceeding the policyholder account balance. If the equity markets fail to improve, we may recognize additional amortization of deferred acquisition costs. Market fluctuations may also increase trade volumes that could expose insurers to gains or We are exposed to prepayment risk in certain of our business activities, such as in our investment portfolio and annuities activities. We use swaptions to mitigate prepayment risk. These swaptions are governed by the credit risk policies described below and are transacted in either exchange-traded or over-the-counter markets.



                      Counterparty credit risk is managed on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as a result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. All swaps are executed under master swap agreements containing mutual credit downgrade provisions that provide the ability to require assignment or termination in the event either party is downgraded below A3 or A-.



EQUITY MARKETS        Equity market volatility may discourage purchases of
                      separate account products, such as variable annuities and variable life, that have returns linked to the performance of the equity markets and may cause some existing customers to withdraw cash values or reduce investments in those products. Equity market volatility also affects the value of the assets in our separate accounts, which, in turn, affects our earnings from fee-based products. After several years of declines, equity markets increased in 2003 and 2004, and we expect that increases or relative stability in equity markets could have a favorable impact on our sales of variable products and our earnings from those products. The potential impact of volatile equity markets on our results has been significantly reduced as a result of our reinsurance arrangements with UFLIC, pursuant to which we reinsured, effective as of January 1, 2004, substantially all of our in-force blocks of variable annuities. We retain variable annuities sold after January 1, 2004 for our own account, subject to third-party reinsurance transactions in the ordinary course of business, and therefore we bear the risk of any adverse impact of future equity market fluctuations on those annuities.



LIQUIDITY             The principal liquidity requirements for our insurance
                      operations are our contractual obligations to contract holders and annuitants. Contractual obligations include payments of claims under outstanding insurance policies and annuities, contract withdrawals and surrender benefits. The primary sources for meeting these contractual obligations are investment activities and cash generated from operating activities. We maintain a committed credit line with an indirect parent, GNA, of $500 million to provide liquidity to meet normal variation in cash requirements.



                      For the years ended December 31, 2004, 2003 and 2002 cash flows from operating activities were $447.7 million, $527.6 million and $375.3 million, respectively, and cash flows from financing activities were $(767.1) million, $(959.2) million and $(659.5) million, respectively. These amounts include net cash from financing activities relating to investment contract issuances and redemptions of $(731.6) million, $(937.8) million and $(617.5)
                      million for the years ended December 31, 2004, 2003 and 2002, respectively.



                      As an insurance business, cash flows from operating and financing activities, as premiums and deposits collected from our insurance and investment products net of redemptions and benefits paid, are invested if positive and investments are redeemed if negative. Net cash from investing activities was $333.4 million, $444.0 million and $284.2 million for the year ended December 31, 2004, 2003 and 2002, respectively. The decrease in cash from investing activities for the year ended December 31, 2004 was primarily the result of a decrease of cash used in financing activities.



                      As of December 31, 2004, we had approximately $1,108.0 million of renewable floating rate funding agreements, which are deposit-type products that generally credit interest on deposits at a floating rate tied to an external market index. Purchasers of renewable funding agreements include money market funds, bank common trust funds and other short-term investors. Some of our funding agreements contain "put" provisions, through which the contractholder has an option to terminate the funding agreement for any reason after giving notice within the contract's specified notice period, which is generally 90 days. Of the $1,108.0 million aggregate amount outstanding as of December 31, 2004, $458.0 million had put option features, none of which were less than 90 days. GE Capital has guaranteed certain obligations under floating-rate funding agreements with a final maturity on or before June 30, 2005. This guarantee covers our obligations to contractholders and requires us to reimburse GE Capital for any payments made to contractholders under the guarantee. As of December 31, 2004, GE Capital's guarantee covered $858.0 million of outstanding floating-rate funding agreements.



                      The nature and quality of the various types of investments purchased by a life insurance company must comply with the statutes and regulations imposed by the various jurisdictions in which those entities are incorporated. Following is a breakdown of the credit quality of our fixed maturity portfolio at December 31, 2004.



                            BBB/Baa or above  91.2%
                            BB/Ba and below    8.6%
                            Not Rated          0.2%
                                             -----
                            Total portfolio  100.0%
                                             =====
                            -----------------------



                      Certain of our products contain provisions for charges for surrender of, or withdrawals from, the policy. At December 31, 2004 and December 31, 2003, approximately 64.8% and 67.2%, respectively, of our annuity contracts were subject to surrender charges or contained non-surrender provisions.



                      As of December 31, 2004, we had approximately $2,109.7 million of guaranteed investment contracts ("GICs"). Substantially all of these contracts allow for the payment of benefits at contract value to ERISA plan participants prior to contract maturity in the event of death, disability, retirement or change in investment election. We carefully underwrite these risks before issuing a GIC to a plan and historically have been able to effectively manage our exposure to these benefit payments. Our GICs typically credit interest at a fixed interest rate and have a fixed-maturity generally ranging from two to six years. Contracts provide for early termination by the contractholder but subject to an adjustment to the contract value for changes in the level of interest rates from the time the GIC was issued plus an early withdrawal penalty.



                      Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Dividends in excess of the prescribed limits or the earned surplus are deemed extraordinary and require formal state insurance department approval. We are able to pay $67.2 million in dividends in 2005 without obtaining regulatory approval.

OFF-BALANCE           We have used off-balance sheet securitization
SHEET                 transactions to mitigate and diversify our asset risk
TRANSACTIONS          position and to adjust the asset class mix in our
                      portfolio by reinvesting securitization proceeds in accordance with our approved investment guidelines. We have not used securitization transactions to provide us with additional liquidity and we do not anticipate using securitization transactions for that purpose in the future. The transactions involved securitizations of some of our receivables and investments that were secured by commercial mortgage loans, fixed maturities or other receivables, consisting primarily of policy loans. Total securitized assets remaining as of December 31, 2004 and 2003, were $297.9 million and $349.8 million respectively.



                      There were no securitization transactions in 2004 and 2003. Securitization transactions resulted in net gains, before taxes, of approximately $5.8 million for the year ended December 31, 2002.



                      We have arranged for the assets that we have transferred in securitization transactions to be serviced by us directly, or pursuant to arrangements with GEAM and with General Motors Acceptance Corporation. Servicing activities include ongoing review, credit monitoring, reporting and collection activities.



                      Support. Financial support is provided under credit support agreements, in which our direct parent, Genworth Financial, provides limited recourse for a maximum of $119 million of credit losses in such entities. We do not provide any such recourse. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital.



                      Under FIN 46, Consolidation of Variable Interest Entities, new consolidation criteria is applied to certain SPE's, which are defined as "Variable Interest Entities". Additional information about entities that fall within the scope of FIN 46 is provided in Note 11.

Critical Accounting Policies



                      The accounting policies discussed in this section are those that we consider to be particularly critical to an understanding of our financial statements because their application places the most significant demands on our ability to judge the effect of inherently uncertain matters on our financial results. For all of these policies, we caution that future events rarely develop exactly as forecast, and our management's best estimates may require adjustment.



                      Insurance liabilities and reserves. We calculate and maintain reserves for the estimated future payment of claims to our policyholders and contractholders based on actuarial assumptions and in accordance with industry practice and U.S. GAAP. Many factors can affect these reserves, including economic and social conditions, inflation, healthcare costs, changes in doctrines of legal liability and damage awards in litigation. Therefore, the reserves we establish are necessarily based on extensive estimates, assumptions and our analysis of historical experience. Our results depend significantly upon the extent to which our actual claims experience is consistent with the assumptions we used in determining our reserves and pricing our products. Our reserve assumptions and estimates require significant judgment and, therefore, are inherently uncertain. We cannot determine with precision that the ultimate amounts that we will pay for actual claims or the timing of those payments will be consistent with our reserve assumptions.



                      Insurance reserves differ for long- and short-duration insurance policies and annuity contracts. Measurement of long-duration insurance reserves (such as guaranteed renewable term life, whole life and long-term care insurance policies) is based on approved actuarial methods, but necessarily includes assumptions about expenses, mortality, morbidity, lapse rates and future yield on related investments. Short-duration contracts are accounted for based on actuarial estimates of the amount of loss inherent in that period's claims, including losses incurred for which claims have not been reported. Short-duration contract loss estimates rely on actuarial observations of ultimate loss experience for similar historical events.



                      Deferred acquisition costs. Deferred acquisition costs ("DAC") represents costs which vary with and are primarily related to the sale and issuance of our insurance policies and investment contracts that are deferred and amortized over the estimated life of the related insurance policies. These costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. DAC is subsequently amortized to income, over the lives of the underlying contracts, in relation to the anticipated recognition of premiums or gross profits.

                      The amortization of DAC for traditional long-duration insurance products, including guaranteed renewable term life, is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions established when the contract or policy is issued about mortality, morbidity, lapse rates, expenses, and future yield on related investments. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised. The DAC amortization methodology for our variable products (variable annuities and variable universal life insurance) includes a long-term equity market average appreciation assumption of 8.5%. When actual returns vary from the expected 8.5%, we assume a reversion to this mean over a 3- to 7-year period, subject to the imposition of ceilings and floors. The assumed returns over this reversion period are limited to the 85th percentile of historical market performance.



                      We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserves plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves.



                      Unfavorable experience with regard to expected expenses, investment returns, mortality, morbidity, withdrawals or lapses, may cause us to increase the amortization of DAC or to record a charge to increase benefit reserves. In recent years, the portion of estimated product margins required to amortize DAC and has increased in most lines of our business, with the most significant impact on investment products, primarily as the result of lower investment returns.



                      Present value of future profits. In conjunction with the acquisition of a block of life insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called the present value of future profits ("PVFP") represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC. We regularly review our assumptions and periodically test PVFP for recoverability in a manner similar to our treatment of DAC.



                      Goodwill impairment. Goodwill resulting from acquisitions is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment. To the extent the carrying amount of goodwill exceeds its fair value, an impairment charge to income would be recorded.



                      Valuation of investment securities. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.



                      Impairment of investment securities. We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Our quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. We actively perform comprehensive market research, monitor market conditions and segment our investments by credit risk in order to minimize impairment risks.



                      Other significant accounting policies, not involving the same level of measurement uncertainties as those discussed above, are nevertheless important to an understanding of the financial statements. Policies related to revenue recognition, financial instruments and consolidation policy require difficult judgments on complex matters that are often subject to multiple sources of authoritative guidance. Certain of these matters are among topics currently under reexamination by accounting standard setters and regulators. Although no specific conclusion reached by these standard setters appear likely to cause a material change in our accounting policies, outcomes cannot be predicted with confidence. Also see Note 1, Summary of Significant Accounting Policies, which discusses accounting policies that we must select when there are acceptable alternatives.



NEW ACCOUNTING        See Note 1 (t) to the Consolidated Financial Statements
STANDARDS             for a discussion of recently issued accounting
                      pronouncements.

Quantitative and Qualitative Disclosures About Market Risk and Interest Rate Management



                      Information about potential effects of market risk and changes in interest rates on us are discussed in the Interest Rate Management section of Item 7.

Experts



                      The consolidated financial statements and schedule of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



                      The reports of KPMG LLP dated February 12, 2005 with respect to the consolidated financial statements and schedule of GE Life and Annuity Assurance Company and subsidiary refer to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                       Consolidated Financial Statements

                         Year ended December 31, 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

                     GE Life and Annuity Assurance Company
                       Consolidated Financial Statements

                               Table of Contents

                                                                                         Page
                                                                                         ----
Report of Independent Registered Public Accounting Firm.................................  F-1
Consolidated Statements of Income.......................................................  F-2
Consolidated Balance Sheets.............................................................  F-3
Consolidated Statements of Stockholder's Interest.......................................  F-4
Consolidated Statements of Cash Flows...................................................  F-5
Notes to Consolidated Financial Statements..............................................  F-6
Report of Independent Registered Public Accounting Firm on Financial Statement Schedules F-33
Schedule III, Supplemental Insurance Information........................................ F-34

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

                                          /s/ KPMG LLP

Richmond, Virginia
February 12, 2005

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income
                         (Dollar amounts in millions)


                              Years Ended December 31,
                              -------------------------
                                2004    2003     2002
                              -------  ------  --------
Revenues:
   Net investment income..... $ 421.0  $538.0  $  600.2
   Net realized
     investment gains........     5.7     3.9      55.3
   Premiums..................    96.8   104.0     105.3
   Cost of insurance.........   142.2   153.1     125.8
   Variable product fees.....     9.4   106.3     113.9
   Other income..............    24.8    35.5      44.9
                              -------  ------  --------
       Total revenues........   699.9   940.8   1,045.4
                              -------  ------  --------
Benefits and expenses:
   Interest credited.........   291.2   410.6     462.1
   Benefits and other
     changes in policy
     reserves................   182.8   245.7     178.2
   Underwriting,
     acquisition and
     insurance expenses,
     net of deferrals........    63.2   149.0      99.3
   Amortization of
     deferred
     acquisition costs
     and intangibles.........   107.3   118.9     147.1
                              -------  ------  --------
       Total benefits
         and expenses........   644.5   924.2     886.7
                              -------  ------  --------
Income before income
  taxes and cumulative
  effect of change in
  accounting principle.......    55.4    16.6     158.7
Provision (benefit) for
  income taxes...............  (143.3)   (3.1)     42.9
                              -------  ------  --------
Income before cumulative
  effect of change in
  accounting principle.......   198.7    19.7     115.8
Cumulative effect of
  change in accounting
  principle, net of tax
  of $0.4 million............     0.7      --        --
                              -------  ------  --------
Net income................... $ 199.4  $ 19.7  $  115.8
                              =======  ======  ========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets
              (Dollar amounts in millions, except share amounts)


                               December 31,
                            -------------------
                              2004      2003
                            --------- ---------
Assets
 Investments:
   Fixed maturities
    available-for-sale,
    at fair value.......... $ 7,001.2 $ 9,640.7
   Equity securities
    available-for-sale,
    at fair value..........
    Common stock...........      26.8      24.7
    Preferred stock,
     non-redeemable........        --       1.3
   Mortgage loans, net
    of valuation
    allowance of $10.4
    at December 31, 2004
    and 2003...............   1,207.7   1,262.3
   Policy loans............     148.4     138.5
   Short-term investments..        --      99.6
   Other invested assets...     466.5     162.1
                            --------- ---------
    Total investments......   8,850.6  11,329.2
 Cash and cash
   equivalents.............      26.4      12.4
 Accrued investment
   income..................      81.5     127.8
 Deferred acquisition
   costs...................     248.1     897.0
 Goodwill..................      57.5     117.3
 Intangible assets.........     120.6     144.6
 Reinsurance recoverable...   2,753.8     160.7
 Deferred income tax
   asset...................       5.9        --
 Other assets..............      51.5      38.7
 Separate account assets...   8,636.7   8,034.9
                            --------- ---------
    Total assets........... $20,832.6 $20,862.6
                            ========= =========
Liabilities and
Stockholder's Interest
 Liabilities:
   Future annuity and
    contract benefits...... $ 9,604.6 $10,241.2
   Liability for policy
    and contract claims....      89.4      42.6
   Other policyholder
    liabilities............     235.9     147.8
   Other liabilities.......     676.0     399.4
   Deferred income tax
    liability..............        --     174.7
   Separate account
    liabilities............   8,636.7   8,034.9
                            --------- ---------
    Total liabilities......  19,242.6  19,040.6
                            --------- ---------
 Stockholder's interest:
   Net unrealized
    investment gains.......      72.0      87.7
   Derivatives
    qualifying as hedges...       3.3       0.4
                            --------- ---------
   Accumulated non-owner
    changes in
    stockholder's
    interest...............      75.3      88.1
   Preferred stock,
    Series A ($1,000 par
    value, $1,000
    redemption and
    liquidation value,
    200,000 shares
    authorized, 120,000
    shares issued and
    outstanding)...........     120.0     120.0
   Common stock ($1,000
    par value, 50,000
    shares authorized,
    25,651 shares issued
    and outstanding).......      25.6      25.6
   Additional paid-in
    capital................   1,061.1   1,060.6
   Retained earnings.......     308.0     527.7
                            --------- ---------
    Total stockholder's
     interest..............   1,590.0   1,822.0
                            --------- ---------
    Total liabilities
     and stockholder's
     interest.............. $20,832.6 $20,862.6
                            ========= =========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Stockholder's Interest
              (Dollar amounts in millions, except share amounts)

                                                                                                             Accumulated
                                                                    Preferred Stock Common Stock  Additional  Non-owner
                                                                    --------------  -------------  Paid-In   Changes In  Retained
                                                                     Share   Amount Share  Amount  Capital     Equity    Earnings
                                                                    -------  ------ ------ ------ ---------- ----------- --------
Balances at January 1, 2002........................................ 120,000  $120.0 25,651 $25.6   $1,050.7    $(25.5)   $ 411.4
Changes other than transactions with stockholders:
   Net income......................................................      --      --     --    --         --        --      115.8
   Net unrealized gains on investment securities (a)...............      --      --     --    --         --       5.4         --
   Derivatives qualifying as hedges (b)............................      --      --     --    --         --      10.4         --

       Total changes other than transactions with stockholders.....

Cash dividends declared and paid...................................      --      --     --    --         --        --       (9.6)
                                                                    -------  ------ ------ -----   --------    ------    -------
Balances at December 31, 2002...................................... 120,000  $120.0 25,651 $25.6   $1,050.7    $ (9.7)   $ 517.6
Changes other than transactions with stockholders:
   Net income......................................................      --      --     --    --         --        --       19.7
   Net unrealized gains on investment securities (a)...............      --      --     --    --         --      99.7         --
   Derivatives qualifying as hedges (b)............................      --      --     --    --         --      (1.9)        --

       Total changes other than transactions with stockholders.....

Contributed capital................................................      --      --     --    --        9.9        --         --
Cash dividends declared and paid...................................      --      --     --    --         --        --       (9.6)
                                                                    -------  ------ ------ -----   --------    ------    -------
Balances at December 31, 2003...................................... 120,000  $120.0 25,651 $25.6   $1,060.6    $ 88.1    $ 527.7

Changes other than transactions with stockholder:
   Net income......................................................      --      --     --    --         --        --      199.4
   Net unrealized gains on investment securities (a)...............      --      --     --    --         --     (15.7)        --
   Derivatives qualifying as hedges (b)............................      --      --     --    --         --       2.9         --

       Total changes other than transactions with stockholders.....
Contributed capital................................................      --      --     --    --        0.5        --         --
Cash dividends declared and paid...................................      --      --     --    --         --        --      (40.0)
Non-cash dividend declared and paid................................      --      --     --    --         --        --     (379.1)
                                                                    -------  ------ ------ -----   --------    ------    -------
Balances at December 31, 2004...................................... 120,000  $120.0 25,651 $25.6   $1,061.1    $ 75.3    $ 308.0
                                                                    =======  ====== ====== =====   ========    ======    =======

                                                                        Total
                                                                    Stockholder's
                                                                      Interest
                                                                    -------------
Balances at January 1, 2002........................................   $1,582.2
Changes other than transactions with stockholders:
   Net income......................................................      115.8
   Net unrealized gains on investment securities (a)...............        5.4
   Derivatives qualifying as hedges (b)............................       10.4
                                                                      --------
       Total changes other than transactions with stockholders.....      131.6
                                                                      --------
Cash dividends declared and paid...................................       (9.6)
                                                                      --------
Balances at December 31, 2002......................................   $1,704.2
Changes other than transactions with stockholders:
   Net income......................................................       19.7
   Net unrealized gains on investment securities (a)...............       99.7
   Derivatives qualifying as hedges (b)............................       (1.9)
                                                                      --------
       Total changes other than transactions with stockholders.....      117.5
                                                                      --------
Contributed capital................................................        9.9
Cash dividends declared and paid...................................       (9.6)
                                                                      --------
Balances at December 31, 2003......................................   $1,822.0
                                                                      --------
Changes other than transactions with stockholder:
   Net income......................................................      199.4
   Net unrealized gains on investment securities (a)...............      (15.7)
   Derivatives qualifying as hedges (b)............................        2.9
                                                                      --------
       Total changes other than transactions with stockholders.....      186.6
Contributed capital................................................        0.5
Cash dividends declared and paid...................................      (40.0)
Non-cash dividend declared and paid................................     (379.1)
                                                                      --------
Balances at December 31, 2004......................................   $1,590.0
                                                                      ========

--------
(a)Presented net of deferred taxes of $8.6, $(55.9) and $(1.8) in 2004, 2003 and 2002, respectively.
(b)Presented net of deferred taxes of $(1.6), $1.0 and $(5.9) in 2004, 2003 and 2002, respectively.

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     Consolidated Statements of Cash Flows
                         (Dollar amounts in millions)


                                Years Ended December 31,
                            -------------------------------
                               2004       2003       2002
                            ---------  ---------  ---------
Cash flows from
 operating activities:
 Net income................ $   199.4  $    19.7  $   115.8
                            ---------  ---------  ---------
 Adjustments to
   reconcile net income
   to net cash provided
   by operating
   activities:
   Cumulative effect of
    change in accounting
    principle, net of tax..      (0.7)        --         --
   Change in future
    policy benefits........     341.1      407.5      413.2
   Net realized
    investments gains......      (5.7)      (3.9)     (55.3)
   Amortization of
    investment premiums
    and discounts..........      28.3       46.5       29.9
   Acquisition costs
    deferred...............     (89.1)    (167.7)    (116.3)
   Amortization of
    deferred acquisition
    costs and intangibles..     107.3      118.9      147.1
   Deferred income taxes...    (174.0)      18.3       21.8
   Change in certain
    assets:
    Decrease (increase)
     in:
    Accrued investment
     income................      26.6       32.6       48.0
    Other, net.............     (21.1)     (39.8)       6.6
   Change in certain
    liabilities:
    Increase (decrease)
     in:
    Policy and contract
     claims................      64.2     (183.9)      27.9
    Other policyholder
     liabilities...........      88.6      (59.6)     117.0
    Other liabilities......    (117.2)     339.0     (380.4)
                            ---------  ---------  ---------
   Net cash from
    operating activities...     447.7      527.6      375.3
                            ---------  ---------  ---------
Cash flows from
 investing activities:
 Short-term investment
   activity, net...........      99.6      178.4     (237.5)
 Proceeds from sales and
   maturities of
   investment securities
   and other invested
   assets..................   1,741.2    4,328.8    6,087.4
 Principal collected on
   mortgage and policy
   loans...................     217.5      268.6      151.2
 Purchases of investment
   securities and other
   invested assets.........  (1,498.4)  (3,819.5)  (5,464.1)
 Mortgage loan
   originations and
   increase in policy
   loans...................    (226.5)    (512.3)    (252.8)
                            ---------  ---------  ---------
     Net cash from
       investing
       activities..........     333.4      444.0      284.2
                            ---------  ---------  ---------
Cash flows from
 financing activities:
 Proceeds from issuance
   of investment
   contracts...............   1,293.0    3,107.0    3,495.1
 Redemption and benefit
   payments on
   investment contracts....  (2,024.6)  (4,044.8)  (4,112.6)
 Proceeds from
   short-term borrowings...     251.4      346.5      388.4
 Payments on short-term
   borrowings..............    (246.9)    (358.3)    (420.8)
 Cash dividends to
   stockholders............     (40.0)      (9.6)      (9.6)
                            ---------  ---------  ---------
     Net cash from
       financing
       activities..........    (767.1)    (959.2)    (659.5)
                            ---------  ---------  ---------
     Net change in cash
       and cash
       equivalents.........      14.0       12.4         --
Cash and cash
 equivalents at
 beginning of year.........      12.4         --         --
                            ---------  ---------  ---------
Cash and cash
 equivalents at end of
 year...................... $    26.4  $    12.4  $      --
                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2004, 2003 and 2002
                         (Dollar amounts in millions)

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company ("GELAAC") and its subsidiary, Assigned Settlement, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

   GE Life and Annuity Assurance Company (the "Company", "we", "us", or "our" unless context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc., ("GEFAHI") and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company ("GECA"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, the Harvest Life Insurance Company ("Harvest") merged into us on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance Company. Harvest's former parent, Federal Home Life Insurance Company ("Federal"), received our common stock in exchange for its interest in Harvest.

   On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. Approximately 30% of Genworth's common stock is now owned by public stockholders. GEFAHI continues to own approximately 70% of Genworth's common stock.

   On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments deferred annuities (variable and fixed) and variable life insurance products are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs") and funding agreements are investment contracts sold to qualified institutional buyers.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, interest-sensitive whole life) and Medicare supplement insurance.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors).

  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (e) Net Investment Income and Net Realized Investment Gains and Losses

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2004, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (f) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Cash and Cash Equivalents

   Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than a year are included in short-term investments.

  (h) Investment Securities

   We have designated all of our investment securities as available-for-sale and report them in our Consolidated Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated nonowner changes in stockholder's interest and accordingly, have no effect on net income.

   We regularly review investment securities for impairment in accordance with our policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk and asset management teams as well as the portfolio management and research capabilities of GE Asset Management, Inc. ("GEAM") and other third party asset managers, as appropriate. We actively perform comprehensive market research, monitor market conditions and segment our investments by credit risk in order to minimize impairment risks. The risks inherent in reviewing the impairment of any investment security include the risk that market results may differ from expectations; facts and circumstances may change in the future and differ from estimates and assumptions; or we may later decide to sell an investment security before it recovers in value as a result of changed circumstances. If we change our estimate to conclude that a decline in the value of an investment security is other than temporary, we will reflect a charge for the impairment in the period our estimate changes.

  (i) Securities Lending Activity

   We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Non-cash collateral, such as a security received by us, is not reflected in our assets in the Consolidated Balance Sheets, as we have not or repledged or sold the collateral. The fair value of collateral held and included in other invested assets was $406.9 million and $102.7 million at December 31, 2004 and 2003, respectively. We had non-cash collateral of $23.8 million and $0 at December 31, 2004 and 2003, respectively.

  (j) Mortgage and Policy Loans

   Mortgage and policy loans are stated at their unpaid principal balance. Mortgage loans are stated net of an allowance for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any.

  (k) Short-term Investments

   Short-term investments are stated at amortized cost, which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

  (l) Deferred Acquisition Costs

   Acquisition costs include costs which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   Long-Duration Contracts -- Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions regarding mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised.

   Short-Duration Contracts -- Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves.

  (m) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves.

   Deferred Sales Inducements to Contractholders -- We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of American Institute of Certified Public Accountants ("AICPA") Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004.

   Other Intangible Assets -- We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   Software -- Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


  (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. When available and as appropriate, we use comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal.

  (o) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  (p) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contract holders and variable life policyholders. We assess mortality risk fees and administration charges on the assets in the separate account. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (q) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (r) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (s) Income Taxes

   For periods prior to 2004, we filed a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We were subject to a tax-sharing agreement, as approved by state insurance regulators,

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock from GEFAHI to Genworth, we will be included in the consolidated federal income tax return of General Electric Corporation ("GE"). During this period, we will be subject to a tax-sharing arrangement that allocates tax on a separate company basis, but provides benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Subsequent to the transfer of our outstanding capital stock from GEFAHI to Genworth, we will file a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We will be subject to a separate tax-sharing agreement, as approved by state insurance regulators, which will allocate taxes on a separate company basis but will provide benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Deferred federal taxes are provided for temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at the enacted tax rates expected to be in effect when taxes are actually paid or recovered.

  (t) Accounting Changes

   On January 1, 2004 we adopted AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.7 million benefit, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits.

   As described in Note 5, on April 15, 2004 we reinsured our in-force variable annuity contracts, excluding the GE Retirement Answer product ("GERA(TM)"), to Union Fidelity Life Insurance Company ("UFLIC"), effective as of January 1, 2004. We have continued to sell variable annuities and are retaining that business for our own account. This reinsurance transaction for the separate account of the variable annuity is structured as modified coinsurance. As such, the separate account assets remain with us, and essentially all separate account assets and liabilities relate to variable annuity contracts. Excluding this reinsurance block, the separate account liabilities include both variable annuity and variable life insurance contracts. Investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder for assets allocated to the separate account option. Our variable contracts also include fixed accounts, which are accounted for and recognized as general account assets and liabilities. Essentially all of our separate account guarantees are death benefits.

   Our variable annuity contracts provide for a guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase, at an additional charge, a GMDB rider that provides for enhanced death benefits. The minimum death benefit that we contractually guarantee to be paid on receipt of proof of the annuitant's death is either one of the following specified amounts or, in some cases, the greater of one or more of these amounts: (a) current account value, (b) return of premium, which is no less than net deposits made to the contract reduced by any amounts withdrawn from the policy, (c) the highest contract value on a specified anniversary date ("ratchet"), adjusted for subsequent premiums and withdrawals, if any, or (d) premium accumulated at a stated interest rate ("roll-up"), adjusted for any amounts withdrawn from the policy. In addition, we offer an Earnings Protection Rider (EPR), which pays a death benefit up to 40% of the gain in the contract. GERA, a variable deferred annuity and two variable annuity riders, the Guaranteed Income Advantage and Principal Protection Advantage, also provide for a GMDB. Essentially all of our separate account guarantees are death benefits.

   The total account value (excluding the block of business reinsured through the transaction mentioned above) of our variable annuities with GMDBs, including both separate account and fixed account assets, is approximately $203.3 million

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

and $992.7 million at January 1 and December 31, 2004, respectively, with related death benefit exposure (or net amount at risk) of approximately $0 and $0.9 million at January 1 and December 31, 2004, respectively. The death benefit exposure for the EPR was $0 and $2.5 million at January 1, and December 31, 2004, respectively.

   The following table presents our variable annuity exposure, net of reinsurance, by GMDB type at December 31, 2004:

                                         Net
                             Account    Amount
(Dollar amounts in millions)  Value  at Risk /(a)/
---------------------------- ------- ------------
    Return of premium....... $551.5      $0.2
    Ratchet.................  149.5       0.2
    Roll-up.................  174.3       0.3
    Ratchet and roll-up.....  117.4       0.2
                             ------      ----
    Total................... $992.7      $0.9
                             ======      ====

--------
(a)Net amount at risk represents the guaranteed minimum death benefit exposure, in excess of the current account value, if all contractholders died on December 31, 2004.

   The average attained age of our variable annuity contractholders with GMDBs, weighted by net amount at risk, is 63.4 years of age as of December 31, 2004.

   The liability for our GMDBs and EPR on variable annuity contracts net of reinsurance is $0.5 million at December 31, 2004. Benefits paid for GMDB and EPR were $0.1 million, net of reinsurance, for the year ended December 31, 2004. Incurred GMDB and EPR, net of reinsurance, is $0.6 million for the year ended December 31, 2004.

   The GMDB and EPR liability is determined by estimating the expected value of death benefits in excess of the projected account value (or death benefit up to the 40% of the gain in the contract for EPR) and recognizing the excess ratably over the accumulation period based on total expected assessments. We regularly evaluate estimates used and adjust the additional liability balance, with a related charge or credit to benefits and other changes in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

   The following assumptions were used to determine the variable annuity GMDB and EPR liability at December 31, 2004: data used was 1,000 stochastically generated investment performance scenarios; geometric mean equity growth assumed to be 8.9% and volatility assumed to be 20% for the portion of account value invested in equity securities; mortality assumed to be 95% of the 1983 Basic Table mortality; lapse rates, which vary by contract type and duration, assumed to range from 1% to 25% and correspond closely to lapse rates used for deferred acquisition cost amortization; and discount rate assumed to be 8%.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheet at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statement of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

   We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

higher than the contract's expected ongoing crediting rates for periods after the inducement. Our sales inducements to contractholders deferred prior to the adoption of SOP 03-1, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004. At December 31, 2004 the unamortized sales inducements to contractholders balance was $5.3 million. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize deferred acquisition costs. For the year ended December 31, 2004, we deferred new sales inducements to contractholders of $5.5 million, and we amortized sales inducements to contractholders of $0.2 million.

   In January 2003, the FASB issued FIN 46, Consolidation of Variable Interest Entities, which we adopted on July 1, 2003. No special purpose entities ("SPEs"), or assets previously sold to qualifying SPEs ("QSPEs"), were required to be consolidated on our books.

(2)Investment Securities

  (a) General

   For the years ended December 31, 2004, 2003 and 2002 the sources of our investment income were as follows:

(Dollar amounts in millions)  2004    2003    2002
---------------------------- ------  ------  ------
  Fixed maturities.......... $360.9  $467.2  $528.8
  Equity securities.........    0.1    (0.1)    0.8
  Mortgage loans............   77.1    81.8    73.2
  Policy loans..............    7.5    10.8     6.3
  Other investments.........  (16.8)  (10.4)    0.6
                             ------  ------  ------
  Gross investment income...  428.8   549.3   609.7
    Investment expenses.....   (7.8)  (11.3)   (9.5)
                             ------  ------  ------
  Net investment income..... $421.0  $538.0  $600.2
                             ======  ======  ======

   For the years ended December 31, 2004, 2003 and 2002, gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

(Dollar amounts in millions)           2004   2003     2002
----------------------------          -----  ------  -------
Gross realized investments:
   Gains............................. $10.7  $ 80.2  $ 181.1
   Losses, including impairments (a).  (5.0)  (76.3)  (125.8)
                                      -----  ------  -------
Net realized investments gains....... $ 5.7  $  3.9  $  55.3
                                      =====  ======  =======

--------
(a)Impairments were $(0.9) million, $(26.4) million and $(77.4) million in 2004, 2003 and 2002 respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of stockholder's interest as of December 31, 2004, 2003 and 2002 are summarized as follows:

(Dollar amounts in millions)                                                                         2004    2003    2002
----------------------------                                                                        ------  ------  ------
Net unrealized gains (losses) on available-for-sale investment securities and other invested assets before adjustments:
   Fixed maturities................................................................................ $145.4  $204.6  $ 18.6
   Equity securities...............................................................................    6.0     3.0    (9.7)
                                                                                                    ------  ------  ------
       Subtotal....................................................................................  151.4   207.6     8.9
                                                                                                    ------  ------  ------
Adjustments to the present value of future profits and Deferred acquisitions costs.................  (40.7)  (72.6)  (29.5)
Deferred income taxes..............................................................................  (38.7)  (47.3)    8.6
                                                                                                    ------  ------  ------
       Net unrealized gains (losses) on available-for-sale investment securities................... $ 72.0  $ 87.7  $(12.0)
                                                                                                    ======  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                                                                 2004    2003    2002
                                                                                                ------  ------  ------
(Dollar amounts in millions)
----------------------------
Net unrealized gains (losses) on investment securities as of January 1......................... $ 87.7  $(12.0) $(17.4)
                                                                                                ------  ------  ------
Unrealized gains on investment arising during the period:
   Unrealized gain on investment securities....................................................  (52.5)  201.2    99.2
   Adjustment to deferred acquisition costs....................................................   19.7   (10.7)  (31.8)
   Adjustment to present value of future profits...............................................   12.2   (32.4)  (23.1)
   Provision for deferred income taxes.........................................................    8.6   (55.9)   (3.0)
                                                                                                ------  ------  ------
       Unrealized gains (losses) on investment securities......................................  (12.0)  102.2    41.3
Reclassification adjustments to net realized investment gains (losses) net of deferred taxes of
  $2.0, $1.4 and $19.4.........................................................................   (3.7)   (2.5)  (35.9)
                                                                                                ------  ------  ------
Net unrealized gains (losses) on investment securities as of December 31....................... $ 72.0  $ 87.7  $(12.0)
                                                                                                ======  ======  ======

   At December 31, 2004 and 2003, the amortized cost, gross unrealized gains and losses and fair values of our fixed maturities and equity securities available-for-sale were as follows:

                                                              Gross      Gross
2004                                              Amortized Unrealized Unrealized
(Dollar amounts in millions)                        Cost      Gains      Losses   Fair Value
----------------------------                      --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency....................... $   51.5    $  0.9     $   --    $   52.4
State and municipal..............................      0.7        --         --         0.7
Non-U.S. government..............................     97.9       7.5         --       105.4
U.S. corporate...................................  3,935.8     134.1      (29.3)    4,040.6
Non-U.S. corporate...............................    782.7      23.0       (2.9)      802.8
Mortgage-backed..................................  1,311.1      16.4       (7.8)    1,319.7
Asset-backed.....................................    676.1       4.7       (1.2)      679.6
                                                  --------    ------     ------    --------
   Total fixed maturities........................  6,855.8     186.6      (41.2)    7,001.2
Common stocks and non-redeemable preferred stocks     20.8       6.0         --        26.8
                                                  --------    ------     ------    --------
Total available-for-sale securities.............. $6,876.6    $192.6     $(41.2)   $7,028.0
                                                  ========    ======     ======    ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


                                                              Gross      Gross
2003                                              Amortized Unrealized Unrealized
(Dollar amounts in millions)                        Cost      Gains      Losses   Fair Value
----------------------------                      --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency....................... $   17.5    $  0.6     $ (0.1)   $   18.0
State and municipal..............................      0.9        --         --         0.9
Non-U.S. government..............................     67.8       4.9       (0.1)       72.6
U.S. corporate...................................  5,437.3     194.9      (48.9)    5,583.3
Non-U.S. corporate...............................    874.5      27.2       (8.2)      893.5
Mortgage-backed..................................  1,819.1      33.6       (9.5)    1,843.2
Asset-backed.....................................  1,219.0      14.5       (4.3)    1,229.2
                                                  --------    ------     ------    --------
   Total fixed maturities........................  9,436.1     275.7      (71.1)    9,640.7
Common stocks and non-redeemable preferred stocks     23.0       3.0         --        26.0
                                                  --------    ------     ------    --------
Total available-for-sale securities.............. $9,459.1    $278.7     $(71.1)   $9,666.7
                                                  ========    ======     ======    ========

   We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative measures include length of time and amount that each security position is in an unrealized loss position and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk, and asset management teams as well as the portfolio management and research capabilities of GEAM and other third party asset managers, as appropriate. Our qualitative review attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2004, securities "at risk" of impairment had aggregate unrealized losses of approximately $10.0 million.

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

   During 2004, 2003 and 2002, we recognized impairment losses of $0.9 million, $26.4 million and $77.4 million, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, on a historical basis, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31,

                                                       Less than 12 Months
-                                     -----------------------------------------------------
2004                                   Amortized              Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost Fair value   losses    cost   securities
----------------------------          ------------ ---------- ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. government and agency........   $    7.2    $    7.2    $   --      --        4
   Non-U.S. government...............        2.9         2.9        --      --        3
   U.S. corporate....................      505.2       494.5     (10.7)    2.1%     104
   Non-U.S. corporate................      131.2       129.0      (2.2)    1.7%      30
   Asset Backed......................      222.8       221.6      (1.2)    0.5%      38
   Mortgage Backed...................      477.2       470.9      (6.3)    1.3%      76
                                        --------    --------    ------    ----      ---
Total temporarily impaired securities   $1,346.5    $1,326.1    $(20.4)    1.5%     255
                                        ========    ========    ======    ====      ===
% Underwater -- Fixed maturities
   (less than) 20% Underwater........   $1,344.7    $1,324.8    $(19.9)    1.5%     253
   20-50% Underwater.................        1.8         1.3      (0.5)   27.8%       2
   (greater than) 50% Underwater.....         --          --        --      --       --
                                        --------    --------    ------    ----      ---
Total fixed maturities...............   $1,346.5    $1,326.1    $(20.4)    1.5%     255
                                        ========    ========    ======    ====      ===
Investment Grade.....................   $1,220.4    $1,203.8    $(16.6)    1.4%     223
Below Investment Grade...............      106.5       103.0      (3.5)    3.3%      26
Not rated............................       19.6        19.3      (0.3)    1.5%       6
                                        --------    --------    ------    ----      ---
Total................................   $1,346.5    $1,326.1    $(20.4)    1.5%     255
                                        ========    ========    ======    ====      ===

                                                      12 Months or More
-                                     -------------------------------------------------
2004                                   Amortized   Fair   Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost value    losses    cost   securities
----------------------------          ------------ ------ ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. corporate....................    $285.6    $267.0   $(18.6)    6.5%      29
   State and municipal...............       0.3       0.3       --      --        1
   Non-U.S. corporate................      18.0      17.3     (0.7)    3.9%       4
   Asset Backed......................       1.6       1.6       --      --        1
   Mortgage Backed...................      57.6      56.1     (1.5)    2.6%      20
                                         ------    ------   ------    ----       --
Total temporarily impaired securities    $363.1    $342.3   $(20.8)    5.7%      55
                                         ======    ======   ======    ====       ==
% Underwater -- Fixed maturities
   (less than) 20% Underwater........    $338.2    $323.5   $(14.7)    4.3%      51
   20-50% Underwater.................      24.9      18.8     (6.1)   24.5%       4
   (greater than) 50% Underwater.....        --        --       --      --       --
                                         ------    ------   ------    ----       --
Total fixed maturities...............    $363.1    $342.3   $(20.8)    5.7%      55
                                         ======    ======   ======    ====       ==
Investment Grade.....................    $220.0    $208.2   $(11.8)    5.4%      40
Below Investment Grade...............     143.1     134.1     (9.0)    6.3%      15
Not rated equities...................        --        --       --      --       --
                                         ------    ------   ------    ----       --
Total................................    $363.1    $342.3   $(20.8)    5.7%      55
                                         ======    ======   ======    ====       ==

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


                                                      Less than 12 Months
-                                     ---------------------------------------------------
2003                                   Amortized    Fair    Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost  value     losses    cost   securities
----------------------------          ------------ -------- ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. corporate....................   $1,039.4   $1,009.2   $(30.2)    2.9%     129
   U.S. government and agencies......        7.2        7.1     (0.1)    1.4%       2
   Non-U.S. government...............       14.2       14.1     (0.1)    0.7%       4
   State and municipal...............        0.9        0.9       --      --        2
   Non-U.S. corporate................      177.3      172.4     (4.9)    2.8%      41
   Asset Backed......................      224.1      220.2     (3.9)    1.7%      22
   Mortgage Backed...................      560.3      550.9     (9.4)    1.7%      79
                                        --------   --------   ------     ---      ---
Total temporarily impaired securities   $2,023.4   $1,974.8   $(48.6)    2.4%     279
                                        ========   ========   ======     ===      ===
% Underwater -- Fixed maturities
   (less than) 20% Underwater........   $2,023.3   $1,974.8   $(48.5)    2.4%     277
   20-50% Underwater.................         --         --       --      --       --
   (greater than) 50% Underwater.....        0.1         --     (0.1)    100%       2
                                        --------   --------   ------     ---      ---
Total fixed maturities...............   $2,023.4   $1,974.8   $(48.6)    2.4%     279
                                        ========   ========   ======     ===      ===
Investment Grade.....................   $1,905.1   $1,862.7   $(42.4)    2.2%     257
Below Investment Grade...............      118.3      112.1     (6.2)    5.2%      22
Not rated equities...................         --         --       --      --       --
                                        --------   --------   ------     ---      ---
Total................................   $2,023.4   $1,974.8   $(48.6)    2.4%     279
                                        ========   ========   ======     ===      ===

                                                        12 Months or More
-                                     -----------------------------------------------------
2003                                   Amortized              Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost Fair value   losses    cost   securities
----------------------------          ------------ ---------- ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. corporate....................    $268.2      $249.5     $(18.7)    7.0%      37
   Non-U.S. corporate................      46.1        42.8       (3.3)    7.2%       4
   Asset Backed......................      75.4        75.0       (0.4)    0.5%       6
   Mortgage Backed...................       3.9         3.8       (0.1)    2.6%       6
                                         ------      ------     ------    ----       --
Total temporarily impaired securities    $393.6      $371.1     $(22.5)    5.7%      53
                                         ======      ======     ======    ====       ==
% Underwater -- Fixed maturities
   (less than) 20% Underwater........    $370.7      $353.2     $(17.5)    4.7%      47
   20-50% Underwater.................      22.9        17.9       (5.0)   21.8%       6
   (greater than) 50% Underwater.....        --          --         --      --       --
                                         ------      ------     ------    ----       --
Total fixed maturities...............    $393.6      $371.1     $(22.5)    5.7%      53
                                         ======      ======     ======    ====       ==
Investment Grade.....................    $282.9      $273.0     $ (9.9)    3.5%      29
Below Investment Grade...............     110.7        98.1      (12.6)   11.4%      24
Not rated equities...................        --          --         --      --       --
                                         ------      ------     ------    ----       --
Total................................    $393.6      $371.1     $(22.5)    5.7%      53
                                         ======      ======     ======    ====       ==

   The investment securities at December 31, 2004 in an unrealized loss position for less than twelve months, account for $20.4 million or 49% of the total unrealized losses. Of the securities in this category, there was no security with an unrealized loss in excess of $5.0 million.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The investment securities in an unrealized loss position for twelve months or more account for $20.8 million or 51% of the total unrealized losses. There are 35 fixed maturity securities in three industry groups that account for $14.0 million or 67% of the unrealized losses in this category.

   Twenty-two of these 35 securities are in the finance and insurance sector. Within this sector, no single issuer has unrealized losses greater than $5.0 million. The unrealized losses of the securities are due to a higher interest rate environment for the quarter ended December 31, 2004.

   Six of these 35 securities are in the transportation sector and are related to the airline industry. For those airline securities, which we have previously impaired, we expect to recover our carrying amount based upon underlying aircraft collateral values.

   The remaining 7 of these 35 securities are in the consumer non-cyclical sector. There is one issuer, comprising of one security, which represents $7 million. No other single issuer of fixed maturities in this sector has an unrealized loss greater than $5 million.

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2004 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollar amounts in millions)           Amortized cost Fair value
----------------------------           -------------- ----------
Due in one year less..................    $  411.5     $  413.7
Due after one year through five years.     1,886.2      1,938.3
Due after five years through ten years     1,603.9      1,662.9
Due after ten years...................       967.0        987.0
                                          --------     --------
   Subtotals..........................     4,868.6      5,001.9
Mortgage-backed securities............     1,311.1      1,319.7
Asset-backed securities...............       676.1        679.6
                                          --------     --------
   Totals.............................    $6,855.8     $7,001.2
                                          ========     ========

   As of December 31, 2004, $828.2 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As required by law, we have amounts invested, with governmental authorities and banks for the protection of policyholders, of $5.6 million and $5.7 million as of December 31, 2004 and 2003, respectively.

   As of December 31, 2004, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 35%, 17% and 12% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2004, we did not hold any fixed maturity securities, which individually exceeded 10% of stockholder's interest.

   The Securities Valuation Office of the National Association of Insurance Commissioners (NAIC) evaluates bond investments of U.S. insurers for regulatory reporting purposes and assigns securities to one of six investment categories called "NAIC designations." The NAIC designations parallel the credit ratings of the Nationally Recognized Statistical Rating Organizations for marketable bonds. NAIC designations 1 and 2 include bonds considered investment grade (rated

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

"Baa3" or higher by Moody's, or rated "BBB-" or higher by S&P) by such rating organizations. NAIC designations 3 through 6 include bonds considered below investment grade (rated "Ba1" or lower by Moody's, or rated "BB+" or lower by S&P).

   The following table presents our fixed maturities by NAIC and/or equivalent ratings of the Nationally Recognized Statistical Rating Organizations, as well as the percentage, based upon estimated fair value, that each designation comprises. Our non-U.S. fixed maturities generally are not rated by the NAIC and are shown based upon the equivalent rating of the Nationally Recognized Statistical Rating Organizations. Similarly, certain privately placed fixed maturities that are not rated by the Nationally Recognized Statistical Rating Organizations are shown based upon their NAIC designation. Certain fixed maturities, primarily non-U.S. fixed maturities, are not rated by the NAIC or the Nationally Recognized Statistical Rating Organizations and are so designated.

                                                     As of December 31,
                                   ------------------------------------------------------
                                              2004                        2003
(Dollar amounts in millions)       --------------------------  --------------------------
NAIC      Rating Agency Equivalent Amortized Estimated  % of   Amortized Estimated  % of
Rating          Designation          cost    fair value total    cost    fair value total
------    ------------------------ --------- ---------- -----  --------- ---------- -----
(Dollar amounts in millions)
    1      Aaa/Aa/A............... $3,982.0   $4,025.0   57.5% $5,719.0   $5,805.7   60.2%
    2      Baa....................  2,279.0    2,361.7   33.7%  2,951.8    3,059.4   31.7%
    3      Ba.....................    408.2      430.9    6.2%    460.5      481.6    5.0%
    4      B......................    135.6      135.5    1.9%    161.7      158.2    1.6%
    5      Caa and lower..........     30.7       26.9    0.4%    101.5       91.8    1.0%
    6      In or near default.....      7.1        7.8    0.1%     40.6       43.0    0.5%
Not rated  Not rated..............     13.2       13.4    0.2%      1.0        1.0     --
                                   --------   --------  -----  --------   --------  -----
           Total fixed maturities. $6,855.8   $7,001.2  100.0% $9,436.1   $9,640.7  100.0%
                                   ========   ========  =====  ========   ========  =====

   We have limited partnership commitments outstanding of $0.4 million and $7.4 million at December 31, 2004 and December 31, 2003, respectively.

  (b) Mortgage and Real Estate Portfolio

   For the years ended December 31, 2004 and 2003, respectively, we originated $28.0 million and $44.6 million of mortgages secured by real estate in California, which represents 14% and 9% of our total originations for those years.

   We have certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We are committed to fund $6.1 million and $0 as of December 31, 2004 and 2003, respectively, in U.S. mortgage loans, which will be held for investment purposes.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans and therefore applies principally to our commercial loans.

   Under these principles, we have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2004 and 2003) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million and $1.2 million as of December 31, 2004 and 2003, respectively). Average investment in impaired loans during December 31, 2004, 2003 and 2002 was $1.1 million, $2.8 million and $5.1 million and interest income earned on these loans while they were considered impaired was $0, $0.1 million and $0.5 million for the years ended December 31, 2004, 2003 and 2002, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following table presents the activity in the allowance for losses during the years ended December 31, 2004, 2003 and 2002:

(Dollar amounts in millions)                          2004  2003   2002
----------------------------                         -----  ----- -----
Balance at January 1................................ $10.4  $ 8.9 $18.2
(Benefit) provision (credited) charged to operations   1.0    1.5  (9.3)
Transfers...........................................  (0.6)    --    --
Amounts written off, net of recoveries..............  (0.4)    --    --
                                                     -----  ----- -----
Balance at December 31.............................. $10.4  $10.4 $ 8.9
                                                     =====  ===== =====

   During 2002, as part of our on-going analysis of exposure to losses arising from mortgage loans, we recognized $11.6 million reduction in its allowance for losses.

   The allowance for losses on mortgage loans at December 31, 2004, 2003 and 2002 represented 0.9%, 0.8% and 0.8% of gross mortgage loans, respectively. Non-income producing mortgage loans were $0.8 million and $0 of December 31, 2004 and 2003, respectively.

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, 2004, 2003 and 2002 was as follows:

(Dollar amounts in millions)                           2004    2003     2002
----------------------------                         -------  ------  -------
Unamortized balance at January 1.................... $ 923.8  $843.3  $ 838.2
Cost deferred.......................................    89.1   167.7    116.3
Amortization, net...................................   (23.6)  (87.2)  (111.2)
Transfers due to reinsurance transactions with UFLIC  (734.1)     --       --
                                                     -------  ------  -------
Unamortized balance at December 31..................   255.2   923.8    843.3
Cumulative effect of net unrealized investment gains    (7.1)  (26.8)   (16.1)
                                                     -------  ------  -------
Balance at December 31.............................. $ 248.1  $897.0  $ 827.2
                                                     =======  ======  =======

(4)Intangible Assets and Goodwill

   At December 31, 2004 and 2003 the gross carrying amount and accumulated amortization of intangibles subject to amortization were as follows:

                                                      2004                  2003
-                                             --------------------  --------------------
                                               Gross                 Gross
                                              Carrying Accumulated  Carrying Accumulated
(Dollar amounts in millions)                   Amount  Amortization  Amount  Amortization
----------------------------                  -------- ------------ -------- ------------
Present value of future profits ("PVFP").....  $123.7     $(27.6)    $508.8    $(380.7)
Capitalized software.........................    31.1      (11.9)      26.2      (10.1)
Deferred sales inducements to contractholders     5.7       (0.4)        --         --
All other....................................     1.0       (1.0)       1.0       (0.6)
                                               ------     ------     ------    -------
Total........................................  $161.5     $(40.9)    $536.0    $(391.4)
                                               ======     ======     ======    =======

  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following table presents the activity in PVFP for the years ended December 31, 2004, 2003 and 2002:

(Dollar amounts in millions)                                                    2004    2003    2002
----------------------------                                                   ------  ------  ------
Unamortized balance at January 1.............................................. $173.9  $202.2  $235.1
Interest accreted as 5.2%, 5.4% and 6.0% for December 31, 2004, 2003 and 2002,
  respectively................................................................    7.1    10.2    13.2
Amortization..................................................................  (27.6)  (38.5)  (46.1)
Amounts transferred in connection with reinsurance transactions with UFLIC....  (23.7)     --      --
                                                                               ------  ------  ------
Unamortized balance December 31...............................................  129.7   173.9   202.2
Cumulative effect of net unrealized investment gains..........................  (33.6)  (45.8)  (13.4)
                                                                               ------  ------  ------
Balance at December 31........................................................ $ 96.1  $128.1  $188.8
                                                                               ======  ======  ======

   The estimated percentage of the December 31, 2004 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2005 11.2%
2006  9.7%
2007  8.7%
2008  7.4%
2009  6.8%

  (b) Goodwill

   As of December 31, 2004 goodwill was comprised of the following:

                             Retirement
                              Income &
(Dollar amounts in millions) Investments Protection Total
---------------------------- ----------- ---------- ------
Balance at December 31, 2002    $54.8      $52.6    $107.4
Additions...................      5.0        4.9       9.9
                                -----      -----    ------
Balance at December 31, 2003     59.8       57.5     117.3
Impairment..................     59.8         --      59.8
                                -----      -----    ------
Balance at December 31, 2004    $  --      $57.5    $ 57.5
                                =====      =====    ======

   As a result of the reinsurance transactions with UFLIC described in Note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million in the Retirement Income and Investments reporting unit for the year ended December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

(5)Reinsurance

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to Union Fidelity Life Insurance Company, an affiliate, substantially all of our in-force blocks of variable annuities and structured settlements. Our in-force variable annuity contracts, excluding the GERA(TM) product that was not reinsured, had aggregate general account reserves of $2.5 billion as of January 1, 2004. Our in-force structured settlements reinsured had aggregate policyholder reserves of $0.3 billion as of January 1, 2004. At December 31, 2004, the in-force blocks of variable annuities and structured settlements

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

ceded to UFLIC had aggregate policyholder reserves of $2.4 billion and $0.2 billion, respectively. The reinsurance transactions with UFLIC were completed and accounted for at book value. We transferred investment assets to UFLIC in exchange for the reinsurance recoverable asset from UFLIC in the amount of $2.1 billion at January 1, 2004. UFLIC also assumed any benefit or expense resulting from third party reinsurance that we have on this block of business. We have $7.6 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC will be reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts will be determined by expense studies to be conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee will administer the trust accounts and we will be permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC.

   Concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholders consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   We are involved in both the cession and assumption of reinsurance with other companies. Our reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse us, they do not discharge us from our primary liabilities and we remain liable to the extent that the reinsuring companies are unable to meet their obligations.

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by any one insured with an issue age up to and including 75 is $1.0 million and for issue ages over 75 is $0.1 million. Certain Medicare supplement insurance policies are reinsured on either a quota share or excess of loss basis. We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2004, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. At December 31, 2004, 28.5% of our reinsured life insurance net at risk exposure was with one company.

   Net life insurance in force as of December 31 is summarized as follows:

(Dollar amounts in millions)            2004       2003       2002
----------------------------         ---------  ---------  ---------
Direct life insurance in force...... $24,723.4  $26,889.2  $28,964.5
Amounts ceded to other companies....  (4,045.2)  (4,129.4)  (4,575.9)
Amounts assumed from other companies   1,863.3    1,970.2    2,092.9
                                     ---------  ---------  ---------
Net in force........................ $22,541.5  $24,730.0  $26,481.5
                                     =========  =========  =========
Percentage of amount assumed to net.       8.3%       8.0%       7.9%
                                     =========  =========  =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The effects of reinsurance on premiums earned for the years ended December 31, 2004, 2003 and 2002 were as follows:

(Dollar amounts in millions)         2004    2003    2002
----------------------------        ------  ------  ------
Direct............................. $110.8  $122.9  $117.9
Assumed............................    2.5     2.5     4.8
Ceded..............................  (16.5)  (21.4)  (17.4)
                                    ------  ------  ------
Net premiums earned................ $ 96.8  $104.0  $105.3
                                    ======  ======  ======
Percentage of amount assumed to net    2.6%    2.4%    4.6%
                                    ======  ======  ======

   Due to the nature of our insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits amounted to $1,038.7 million, $77.7 million and $87.6 million for the years ended December 31, 2004, 2003 and 2002, respectively.

(6)Future Annuity and Contract Benefits

  (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   The following chart summarizes the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

                                                       Mortality/                  December 31,
                                             Withdraw  Morbidity  Interest Rate ------------------
(Dollar amounts in millions)                Assumption Assumption  Assumption     2003     2004
----------------------------                ---------- ---------- ------------- -------- ---------
Investment contracts.......................    N/A        N/A          N/A      $7,419.5 $ 7,920.2
Limited payment contracts..................    None       (a)      4.0% -7.6%       51.9     162.4
Traditional life insurance contracts.......  Company
                                            Experience    (b)      6.0% - 7.5%     309.2     324.6
Universal life type contracts..............    N/A        N/A          N/A       1,769.1   1,780.2
Accident and health........................  Company
                                            Experience    (c)      4.5% - 7.0%      54.9      53.8
                                                                                -------- ---------
Total future annuity and contracts benefits                                     $9,604.6 $10,241.2
                                                                                ======== =========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

(7)Income Taxes

   The total provision (benefit) for income taxes attributable to continuing operations for the years ended December 31, 2004, 2003 and 2002 consisted of the following components:

(Dollar amounts in millions)      2004    2003   2002
----------------------------    -------  ------  -----
Current federal income tax..... $  34.2  $(21.4) $19.8
Deferred federal income tax....  (166.6)   18.3   20.8
                                -------  ------  -----
   Subtotal-federal income tax.  (132.4)   (3.1)  40.6
                                -------  ------  -----
Current state income tax.......    (3.5)     --    1.3
Deferred state income tax......    (7.4)     --    1.0
                                -------  ------  -----
   Subtotal-state income tax...   (10.9)     --    2.3
                                -------  ------  -----
       Total income tax........ $(143.3) $ (3.1) $42.9
                                =======  ======  =====

   The reconciliation of the federal statutory rate to the effective income tax rate on income from continuing operations for the years ended December 31, 2004, 2003 and 2002 is as follows:

(Dollar amounts in millions)                          2004    2003   2002
----------------------------                        ------   -----   ----
Statutory U.S. federal income tax rate.............   35.0%   35.0%  35.0%
State income tax, net of federal income tax benefit   (4.2)   (0.1)   0.5
Non-deductible goodwill amortization...............   37.8      --     --
Dividends-received deduction.......................  (11.9)  (53.1)  (9.1)
Reinsurance transactions with UFLIC................ (315.9)     --     --
Other, net.........................................    0.4    (0.8)   0.6
                                                    ------   -----   ----
   Effective rate.................................. (258.8)% (19.0)% 27.0%
                                                    ======   =====   ====

   The components of the net deferred income tax asset (liability) at December 31, 2004 and 2003 are as follows:

(Dollar amounts in millions)                           2004    2003
----------------------------                          ------ -------
Assets:
   Insurance reserves amounts........................ $ 65.7 $ 118.9
   Investments.......................................     --    11.1
   Net unrealized losses on investment securities....     --      --
   Net unrealized losses on derivatives..............     --      --
   Accruals..........................................   17.5    21.9
   Deferred tax losses...............................   11.0      --
   Other.............................................   28.8     0.6
                                                      ------ -------
       Total deferred income tax asset...............  123.0   152.5
                                                      ------ -------
Liabilities:
   Net unrealized gains on investment securities.....   38.7    47.3
   Net unrealized gains on derivatives...............    1.9     0.3
   Investments.......................................   10.4      --
   Present value of future profits...................   22.4    39.7
   Deferred acquisition costs........................    4.5   234.6
   Other.............................................   39.2     5.3
                                                      ------ -------
       Total deferred income tax liability...........  117.1   327.2
                                                      ------ -------
       Net deferred income tax asset (liability)..... $  5.9 $(174.7)
                                                      ====== =======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The significant changes in our deferred tax components related to insurance reserves, deferred acquisition costs, present value of future profits and investments are directly attributable to the reinsurance transactions with UFLIC.

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $38.1 million for the year ended December 31, 2004. We paid federal and state taxes of $7.3 million for the year ended December 31, 2003. For the year ended December 31, 2002, we received refunds of $16.4 million.

   At December 31, 2004 and 2003, the deferred income tax asset was $5.9 million and the deferred income tax liability was $174.7 million, respectively. At December 31, 2004 and 2003, the current income tax receivable was $2.6 million and the current income tax liability was $4.8 million, respectively.

(8)Related Party Transactions

   We pay investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $19.3 million, $60.7 million and $36.8 million for the years ended December 31, 2004, 2003 and 2002, respectively. We charge affiliates for certain services and for the use of facilities and equipment, which aggregated $14.3 million, $55.6 million and $58.4 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

   In May 2002, we entered into an investment management agreement with GEAM under which we paid $6.9 million in 2004 and $10.5 million in 2003 to GEAM as compensation for the investment services.

   During 2002, we sold certain assets to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $17.6 million.

   GE Capital has guaranteed certain obligations under floating-rate funding agreements with a final maturity on or before June 30, 2005. This guarantee covers our obligations to contractholders and requires us to reimburse GE Capital for any payments made to contractholders under the guarantee. As of December 31, 2004, GE Capital's guarantee covered $858.0 million of outstanding floating-rate funding agreements.

   We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. We have a credit line of $500 million with GNA. Interest expense under this agreement was $0.1 million, $0.1 million and $0.1 million for the years ended December 31, 2004, 2003 and 2002 respectively. We pay interest at the cost of funds of GNA Corporation, which were 2.2%, 1.3% and 2.0%, as of December 31, 2004, 2003 and 2002, respectively. The amounts outstanding as of December 31, 2004 and 2003 were $10.7 million and $6.3 million, respectively and are included with other liabilities in the Consolidated Balance Sheets.

(9)Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   We were named as a defendant in a lawsuit, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000, in Georgia state court, as a class action on behalf of all persons who purchased certain universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003 to settle the case on a nationwide class basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The court gave final approval to the settlement on August 12, 2004. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon the number of individuals who ultimately will seek relief in the claim form process of the class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled. That process is currently underway. In addition, approximately 650 class members elected to exclude themselves from the class action settlement. In the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of policyholders who had excluded approximately 512 policies from the class action settlement. At that time, we accrued a reserve for the settlement in principle. We have also been named as a defendant in six lawsuits brought by 67 class members who elected to exclude themselves from the class action settlement. We cannot determine at this point whether or how many other class members who have excluded themselves from the class action will initiate individual actions against us, or the effect of such suits or claims, including the six pending lawsuits, on our financial condition, results of operations or business reputation.

   In addition, we were named as a defendant in five lawsuits brought by individuals claiming that William Maynard, one of our former dedicated sales specialists, and Anthony Allen, one of our former independent producers, converted customer monies and engaged in various fraudulent acts. The five cases are, Monger v. Allen, Maynard, and GE Life and Annuity Assurance Company ("GELAAC") (filed October 24, 2003), Warfel v. Allen, Maynard, adVenture Publishing, and GELAAC (filed February 6, 2004), Hanrick v. Allen, Maynard and GELAAC (filed March 10, 2004), Modlin v. Allen, et al. (filed June 17, 2004), and Clark v. Allen, 66 et al. (filed June 25, 2004). The Monger and Hanrick cases have been settled. The remaining three cases are in their preliminary stages and are pending in the state court of Cumberland County, North Carolina. The suits allege that GELAAC failed to properly supervise Allen and Maynard and that GELAAC is responsible for Allen's and Maynard's conduct. Specifically, Monger alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices, violations of the Investment Company Act of 1940 and negligent supervision. Warfel alleged breach of contract, coversion, breach of fiduciary duty, fraud, constructive fraud, negligent misrepresentation, negligent supervision and unfair and deceptive trade practices. Hanrick alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices and negligent supervision. Modlin and Clark make similar allegations. The total amount allegedly invested by the plaintiffs in the three unresolved actions is approximately $883,000. The plaintiff in Warfel seeks damages of $1.4 million and the plaintiffs in Modlin and Clark seek unspecified compensatory damages. In addition, each plaintiff seeks treble damages, as well as punitive damages of an unspecified amount. Additionally, in the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of a putative class of individuals who had dealings with Allen and Maynard. At that time we accrued a reserve for the settlement in principle. In October 2003, Allen and Maynard were arrested and charged with conversion in Cumberland County, North Carolina for allegedly failing to remit $30,000 in premiums that they received from a client to GELAAC. Allen has also been indicted in Cumberland County, North Carolina for converting the funds of numerous other individuals. We cannot determine the ultimate outcome of these suits or any related or similar suits or claims will be asserted against us in the future, or the effect of such suits or claims on our financial condition, results of operations or reputation.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts and

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

derivative financial instruments. Other financial assets and liabilities -- those not carried at fair value -- are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The bases on which we estimate fair values are as follows:

      Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

      Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

      Borrowings.  Based on market quotes or comparables.

      Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

      Policy Loans.  Carrying value approximates estimated fair value.

      All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities at December 31,

                                           2004                           2003
                              -----------------------------  -----------------------------
                                   Assets (Liabilities)           Assets (Liabilities)
                              -----------------------------  -----------------------------
(Dollar amounts in            Notional  Carrying  Estimated  Notional  Carrying  Estimated
millions)                      Amount    Amount   Fair Value  Amount    Amount   Fair Value
---------                     -------- ---------  ---------- -------- ---------  ----------
Assets:
       Mortgage loans........     (a)  $ 1,207.7  $ 1,252.4      (a)  $ 1,262.3  $ 1,309.7
       Policy Loans..........     (a)      148.4      148.4      (a)      138.5      138.5
       Other financial
         instruments.........     (a)       23.1       23.1      (a)        0.9        0.9
Liabilities:
   Borrowings and
     related instruments:
       Borrowings............     (a)      (10.7)     (10.7)     (a)       (6.3)      (6.3)
       Investment
         contract
         benefits............     (a)   (7,419.5)  (7,492.6)     (a)   (7,920.2)  (7,969.9)
   Other firm
     commitments:
       Ordinary course
         of business
         lending
         commitments.........  $31.5          --         --      --          --         --
   Commitments to fund
     limited partnerships....  $ 0.4          --         --    $7.4          --         --

--------
(a)These financial instruments do not have notional amounts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   A reconciliation of current period changes for the years ended December 31, 2004 and 2003, net of applicable income taxes in the separate component of stockholder's interest labeled "derivatives qualifying as hedges", follows:

(Dollar amounts in millions)                              2004  2003
----------------------------                              ---- -----
Net Other Comprehensive Income Balances as of January 1.. $0.4 $ 2.3
Current period decreases (increases) in fair value -- net  2.1  (0.3)
Reclassification to earnings, net........................  0.8  (1.6)
                                                          ---- -----
Balance at December 31................................... $3.3 $ 0.4
                                                          ==== =====

Hedges of Future Cash Flows

   There was $0 of ineffectiveness reported in the twelve months ended December 31, 2004 and 2003 in the fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended
December 31, 2004 and 2003 related to the hedge of future cash flows.

   The $3.3 million, net of taxes, recorded in stockholder's interest at December 31, 2004 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount $0.8 million, net of income taxes, is expected to be reclassified to earnings in the year ending December 31, 2005. Actual amounts may vary from this amount as a result of market conditions. The amount of $0.8 million, net of income taxes, was reclassified to earnings in the year ended December 31, 2004. The amount of $(1.6) million, net of income taxes, was reclassified to earnings in the year ended December 31, 2003. No amounts were reclassified to earnings during the year ended December 31, 2004 and 2003 in connection with forecasted transactions that were no longer considered probable of occurring.

Derivatives Not Designated as Hedges

   We use derivatives to hedge exposures when it makes economic sense to do so, including circumstances in which the hedging relationship does not qualify for hedge accounting as described in the following paragraph. We will also occasionally receive derivatives in the ordinary course of business. Under SFAS 133, derivatives that do not qualify for hedge accounting are marked to market through earnings.

   For certain liabilities, we engage both OTC and exchange traded financial derivatives to hedge the economic risk associated with changes in interest rates, equity prices and equity implied volatility. Although these instruments are considered to be derivatives under SFAS 133, our economic risk is similar to, and managed on the same basis as other equity instruments we hold.

(11)Non-controlled Entities

   One of the most common forms of off-balance sheet arrangements is asset securitization. We use GE Capital sponsored and third party entities to facilitate asset securitizations. As part of this strategy, management considers the relative risks and returns of our alternatives and predominately uses GE Capital sponsored entities. Management believes these transactions could be readily executed through third party entities at insignificant incremental cost.

   The following table summarizes the current balance of assets sold to Special Purpose Entities ("SPEs") at December 31:

(Dollar amounts in millions)   2004   2003
----------------------------  ------ ------
Assets secured by:
   Commercial mortgage loans. $112.7 $137.1
   Fixed maturities..........   86.4  105.4
   Other receivables.........   98.8  107.3
                              ------ ------
       Total assets.......... $297.9 $349.8
                              ====== ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans -- loans on diversified commercial property; fixed maturities- domestic and foreign, corporate and government securities; other receivables -- primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPE's is provided under credit support agreements, in which Genworth Financial provides limited recourse for a maximum of $119 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no securitization transactions in 2004 and 2003. Sales resulted in net gains on securitizations of approximately $5.8 million in 2002. The net realized gains and losses are included in net realized gains within our Consolidated Statements of Income

   Retained interests and recourse obligations related to such sales that are recognized in our consolidated financial statements are as follows:

                                  December 31,
                             ----------------------
                                2004       2003
                             ---------- -----------
                                  Fair        Fair
(Dollar amounts in millions) Cost Value Cost  Value
---------------------------- ---- ----- ----- -----
Retained interests -- assets $9.7 $11.5 $14.5 $15.6
Servicing assets............   --    --    --    --
Recourse liability..........   --    --    --    --
                             ---- ----- ----- -----
Total....................... $9.7 $11.5 $14.5 $15.6
                             ==== ===== ===== =====

   Retained interest. When we securitize receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(12)Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits or our earned surplus require formal approval from the Commonwealth of Virginia State Corporation

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

Commission, Bureau of Insurance. Based on statutory results as of December 31, 2004, we are able to distribute $67.2 million in dividends in 2005 without obtaining regulatory approval.

   Concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholders consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   In addition to the dividend in connection with the reinsurance transaction with UFLIC, we declared and paid dividends of $9.6 million for each of the years ended December 31, 2004, 2003 and 2002.

(13)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   For the years ended December 31, 2004, 2003 and 2002, statutory net (loss) income and statutory capital and surplus is summarized below:

(Dollar amounts in millions)   2004   2003    2002
----------------------------  ------ ------  ------
Statutory net income (loss).. $105.8 $(28.0) $(48.8)
Statutory capital and surplus $817.2 $562.4  $550.7

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2004 and 2003 we exceeded the minimum required RBC levels.

(14)Operating Segment Information

   During the fourth quarter 2003, we redefined our operating segments. Management realigned the business on a product line and market basis to intensify its focus on return on equity, optimum deployment of capital and distribution effectiveness. As a result of this change, our operations are conducted under two reporting segments corresponding to customer needs:
Retirement Income and Investments and Protection.

   Retirement Income and Investments is comprised of products offered to individuals who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets and to institutions seeking investment products.

   Protection is comprised of products offered to consumers to provide protection against financial hardship after the death of an insured and to protect income and assets from the adverse economic impacts of significant health care costs. See Note (1)(c) for further discussion of our principal product lines within these two segments.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following is a summary of industry segment activity for December 31, 2004, 2003 and 2002:

                                                                         Retirement
(Dollar amounts in millions)                                             Income and             Corporate
December 31, 2004 -- Segment Data                                        Investments Protection and Other Consolidated
---------------------------------                                        ----------- ---------- --------- ------------
Net investment income...................................................  $   238.5   $  140.3  $   42.2   $   421.0
Net realized investment gains...........................................         --         --       5.7         5.7
Premiums................................................................        0.4       96.4        --        96.8
Other revenues..........................................................       40.0      136.4        --       176.4
                                                                          ---------   --------  --------   ---------
   Total revenues.......................................................      278.9      373.1      47.9       699.9
                                                                          ---------   --------  --------   ---------
Interest credited, benefits and other changes in policy reserves........      202.4      271.6        --       474.0
Underwriting, acquisition and insurance expenses, net of deferrals......       17.1       31.1      15.0        63.2
Amortization of deferred acquisition costs and intangibles..............       78.6       28.7        --       107.3
                                                                          ---------   --------  --------   ---------
   Total benefits and expenses..........................................      298.1      331.4      15.0       644.5
                                                                          ---------   --------  --------   ---------
Income before income taxes and cumulative effect of change in accounting
  principle.............................................................      (19.2)      41.7      32.9        55.4
   Provision (benefit) for income taxes.................................        8.2       14.8    (166.3)     (143.3)
                                                                          ---------   --------  --------   ---------
   Income (loss) before cumulative effect of change in accounting
     principle..........................................................      (27.4)      26.9     199.2       198.7
   Cumulative effect of change in accounting principle, net of tax......        0.7         --        --         0.7
                                                                          =========   ========  ========   =========
   Net income (loss)....................................................  $   (26.7)  $   26.9  $  199.2   $   199.4
                                                                          =========   ========  ========   =========
Total assets............................................................  $16,742.4   $2,745.7  $1,344.5   $20,832.6
                                                                          =========   ========  ========   =========

                                                                   Retirement
(Dollar amounts in millions)                                       Income and             Corporate
December 31, 2003 -- Segment Data                                  Investments Protection and Other Consolidated
---------------------------------                                  ----------- ---------- --------- ------------
Net investment income (loss)......................................  $   402.7   $  152.5   $(17.2)   $   538.0
Net realized investment gains.....................................         --         --      3.9          3.9
Premiums..........................................................       (1.7)     105.7       --        104.0
Other revenues....................................................      150.8      143.8      0.3        294.9
                                                                    ---------   --------   ------    ---------
   Total revenues.................................................      551.8      402.0    (13.0)       940.8
                                                                    ---------   --------   ------    ---------
Interest credited, benefits and other changes in policy reserves..      362.0      294.3       --        656.3
Underwriting, acquisition and insurance expenses, net of deferrals       46.4       55.3     47.3        149.0
Amortization of deferred acquisition costs and intangibles........       84.9       34.0       --        118.9
                                                                    ---------   --------   ------    ---------
   Total benefits and expenses....................................      493.3      383.6     47.3        924.2
                                                                    ---------   --------   ------    ---------
   Income (loss) before income taxes..............................       58.5       18.4    (60.3)        16.6
   Provision (benefit) for income taxes...........................       14.7        6.5    (24.3)        (3.1)
                                                                    ---------   --------   ------    ---------
   Net income (loss)..............................................  $    43.8   $   11.9   $(36.0)   $    19.7
                                                                    =========   ========   ======    =========
Total assets......................................................  $17,412.4   $2,758.1   $692.1    $20,862.6
                                                                    =========   ========   ======    =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

                                                                   Retirement
(Dollar amounts in millions)                                       Income and             Corporate
December 31, 2002 -- Segment Data                                  Investments Protection and Other Consolidated
---------------------------------                                  ----------- ---------- --------- ------------
Net investment income.............................................  $   457.1   $  160.5   $(17.4)   $   600.2
Net realized investment gains.....................................         --         --     55.3         55.3
Premiums..........................................................        1.0      102.3      2.0        105.3
Other revenues....................................................      157.3      123.7      3.6        284.6
                                                                    ---------   --------   ------    ---------
   Total revenues.................................................      615.4      386.5     43.5      1,045.4
                                                                    ---------   --------   ------    ---------
Interest credited, benefits and other changes in policy reserves..      392.6      247.1      0.6        640.3
Underwriting, acquisition and insurance expenses, net of deferrals       37.1       57.8      4.4         99.3
Amortization of deferred acquisition costs and intangibles........      113.6       30.6      2.9        147.1
                                                                    ---------   --------   ------    ---------
   Total benefits and expenses....................................      543.3      335.5      7.9        886.7
                                                                    ---------   --------   ------    ---------
   Income before income taxes.....................................       72.1       51.0     35.6        158.7
   Provision (benefit) for income taxes...........................       26.0       18.1     (1.2)        42.9
                                                                    ---------   --------   ------    ---------
   Net income.....................................................  $    46.1   $   32.9   $ 36.8    $   115.8
                                                                    =========   ========   ======    =========
Total assets......................................................  $17,116.4   $2,777.5   $387.1    $20,281.0
                                                                    =========   ========   ======    =========

(15)Quarterly Financial Data (unaudited)

   Summarized quarterly financial data for the years ended December 31, 2004 and 2003 were as follows:

                                                   First Quarter Second Quarter Third Quarter  Fourth Quarter
                                                   ------------- -------------  -------------  -------------
(Dollar amounts in millions)                        2004   2003   2004    2003   2004   2003    2004    2003
----------------------------                       ------ ------ ------  ------ ------ ------  ------  ------
Net investment income............................. $129.1 $137.9 $ 84.4  $137.1 $100.0 $137.9  $107.5  $125.1
                                                   ====== ====== ======  ====== ====== ======  ======  ======
Total revenues.................................... $232.2 $250.9 $119.0  $227.7 $174.5 $227.1  $174.2  $235.1
                                                   ====== ====== ======  ====== ====== ======  ======  ======
Earnings (loss) before cumulative effect of change
  in accounting principle (1)..................... $  6.5 $ 24.9 $150.4  $  9.7 $ 19.0 $(21.9) $ 22.8  $  7.0
                                                   ====== ====== ======  ====== ====== ======  ======  ======
Net income (loss)................................. $  7.2 $ 24.9 $150.4  $  9.7 $ 19.0 $(21.9) $ 22.8  $  7.0
                                                   ====== ====== ======  ====== ====== ======  ======  ======

--------
(1)See note 1 (t) of the Consolidated Financial Statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
GE Life and Annuity Assurance Company:

   Under the date of February 12, 2005, we reported on the consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2004, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedule included herein. This financial statement schedule is the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement schedule based on our audits.

   In our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

/s/ KPMG LLP

Richmond, Virginia
February 12, 2005

                                                                   Schedule III
                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                      Supplemental Insurance Information
                         (Dollar amounts in millions)

                                                  Future Annuity
                                                   And Contract
                                                    Benefits &
                                                     Liability
                                       Deferred   For Policy and                   Other
                                      Acquisition    Contract       Unearned    Policyholder Premium
Segment                                  Costs        Claims        Premiums    Liabilities  Revenue
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2004:
   Retirement Income and Investments.   $171.0       $ 7,474.6       $   --        $210.7     $  0.4
   Protection........................     77.1         2,219.4         24.0           1.2       96.4
   Corporate and Other...............       --              --           --            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $248.1       $ 9,694.0       $ 24.0        $211.9     $ 96.8
                                        ======       =========       ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.   $817.0       $ 8,032.8       $   --        $120.2     $ (1.7)
   Protection........................     80.0         2,251.0         24.8           2.8      105.7
   Corporate and Other...............       --              --           --            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $897.0       $10,283.8       $ 24.8        $123.0     $104.0
                                        ======       =========       ======        ======     ======
December 31, 2002:
   Retirement Income and Investments.                                                         $  1.0
   Protection........................                                                          102.3
   Corporate and Other...............                                                            2.0
                                                                                              ------
       Total.........................                                                         $105.3
                                                                                              ======

                                                     Interest     Underwriting, Amortization
                                                    Credited &     Acquisition  of Deferred
                                          Net      Benefits and   and Insurance Acquisition
                                      Investment   Other Changes  Expenses, net  Costs and   Premiums
Segment                                 Income    Policy Reserves of deferrals  Intangibles  Written
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2004:
   Retirement Income and Investments.   $238.5       $   202.4       $ 17.1        $ 78.6     $  0.3
   Protection........................    140.3           271.6         31.1          28.7       97.1
   Corporate & Other.................     42.2              --         15.0            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $421.0       $   474.0       $ 63.2        $107.3     $ 97.4
                                        ======       =========       ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.   $402.7       $   362.0       $ 46.4        $ 84.9     $ (1.7)
   Protection........................    152.5           294.3         55.3          34.0      105.4
   Corporate & Other.................    (17.2)             --         47.3            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $538.0       $   656.3       $149.0        $118.9     $103.7
                                        ======       =========       ======        ======     ======
December 31, 2002:
   Retirement Income and Investments.   $457.1       $   392.6       $ 37.1        $113.6     $  1.0
   Protection........................    160.5           247.1         57.8          30.6      102.1
   Corporate & Other.................    (17.4)            0.6          4.4           2.9        2.0
                                        ------       ---------       ------        ------     ------
       Total.........................   $600.2       $   640.3       $ 99.3        $147.1     $105.1
                                        ======       =========       ======        ======     ======

Appendix

Annuity Cross Funding Program


ANNUITY
CROSS FUNDING
PROGRAM The Annuity Cross Funding Program is not available for contracts issued on or after August 17, 2004.

                      What is the Annuity Cross Funding Program? This section of the prospectus describes the Annuity Cross Funding Program; a program which allowed the purchase of a flexible purchase payment variable deferred annuity contract issued by the Company and use it to make payments to this annuity contract. We refer to the program as the "Annuity Cross Funding Program" because you take Systematic Withdrawals from the flexible purchase payment variable deferred annuity (referred to as the "Funding Annuity") to make payments to this contract.


                      Under the contract offered by this prospectus, the maximum amount that can be allocated to the Subaccount is the Scheduled Installment due on each Monthly Due Date. The Annuity Cross Funding Program is designed to provide you with additional variable investment options in which to allocate assets.

                      How does the Annuity Cross Funding Program work? The Funding Annuity used in the Annuity Cross Funding Program must be issued on the same date this contract is issued. In addition, the Annuity Commencement Date for the Funding Annuity and the Annuity Commencement Date for this contract must be the same date and not later than the date shown on the contract data page when the contract is issued. You may not change the Annuity Commencement Date on this contract once the contract is issued. However, the terms of the Funding Annuity may allow you to change the Annuity Commencement Date, but, if you change the Annuity Commencement Date on the Funding Annuity after the date the contract is issued, you will lose your right to Guaranteed Minimum Income Payments on this contract because the Annuity Commencement Dates are no longer the same.

                      Currently the Annuity Cross Funding Program permits you to allocate contract value you have in the Funding Annuity to this contract as follows:

                         . to the Subaccount in an amount not more than the
                           Scheduled Installment amount; (you may request that monthly Scheduled Installments be made by a series of automatic monthly transfers); or

                         . to the Immediate Installment Account in an amount
                           greater than 6 Scheduled Purchase Payments.

                      You may not allocate Contract Value from the Funding Annuity to the Guarantee Account of this contract without our prior approval. You may not purchase the optional riders under this contract if you elect to participate in the Annuity Cross Funding Program.

                      There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from the Funding Annuity cause the Contract Value in the Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under this contract if Scheduled Purchase Payments are not completed under the terms of this annuity contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it.

                      The actual performance of a Funding Annuity may directly affect the amount of purchase payments that must be allocated to a Funding Annuity in order to make all required Scheduled Installments for this annuity contract. If the Subaccounts of the Funding Annuity in which assets are allocated do not perform as anticipated, it may be necessary to make additional purchase payments to either the Funding Annuity or this annuity so that the right to Guaranteed Minimum Income Payments upon annuitization is not lost.

                      Funding Annuities are offered by separate prospectuses. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Funding Annuity is not offered by this prospectus. The Funding Annuity is no longer offered and the Annuity Cross Funding Program is not available for Contracts issued on or after August 17, 2004.

                      Funding Annuities are variable annuity contracts that may involve investment risk. As with other variable annuity contracts, amounts allocated to variable investment options under the Funding Annuity involve investment risk and you may lose some or all of such amounts, including amounts you may intend to transfer from the Funding Annuity to the Subaccount in the future to satisfy Scheduled Installment requirements. Funding Annuities may not offer guaranteed investment options, and the ability to transfer contract value from the Funding Annuity to the Guarantee Account or Immediate Installment Account under this contract may be subject to restrictions and/or limitations.

                      Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from the Funding Annuity to this contract as non-taxable transfers within a single annuity contract for Federal tax purposes only if this contract and the Funding Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from the Funding Annuity to this contract as non-taxable transfers within a single annuity contract for Federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for the Funding Annuity once an Annuity Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, you should carefully consider your ability to make additional purchase payments, if necessary, with respect to the Funding Annuity. Changing the Annuity Commencement Date on the Funding Annuity will also cause you to lose your right to Guaranteed Minimum Income Payments under this contract.

                      Both contracts must have the same Owner, Joint Owner if any, and Annuitant (as well as Joint Annuitant, if any). The Beneficiaries need not be the same. Changing an Owner, Annuitant, or Beneficiary, if permitted by the contract, may have adverse tax consequences. You should consult a tax adviser before making such a change.


                      This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. Funding Annuities may also provide a return privilege. You may choose to return either the Funding Annuity Contract, this contract, or both contracts in accordance with the applicable return privilege.


                      Returning either this contract or the Funding Annuity Contract in accordance with the applicable return privilege without also returning the other contract may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

                      Transfers from this annuity to the Funding Annuity are not permitted. Transfers may be permitted from the Funding Annuity to this contract. Amounts may be transferred from the Funding Annuity to repay amounts withdrawn from the Subaccount under this contract. Amounts transferred from the Funding Annuity to this annuity are not subject to surrender charges under the Funding Annuity, but amounts surrendered or partially withdrawn from the Funding Annuity may be subject to surrender charges. In addition, while surrender charges applicable to a Funding Annuity may decline over a certain period, amounts transferred from the Funding Annuity to this annuity may be subject to surrender charges and/or a Market Value Adjustment (which may be positive or negative) upon a partial withdrawal or surrender from this annuity. The surrender charge applicable to amounts transferred to this annuity may be higher than those applicable to such amounts had they remained invested in the Funding Annuity; Market Value Adjustments applicable to amounts transferred to the Immediate Installment Account may not have been applicable to such amounts had they remained invested in the Funding Annuity.

                      If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from the Funding Annuity or this annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this contract or the Funding Annuity will be affected by partial withdrawals or surrenders, as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this contract or the Funding Annuity while participating in an Annuity Cross Funding Program.

                      Death Benefits will be calculated and paid separately in accordance with the provisions of this contract or the Funding Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

                      Income Payments will be calculated and paid in accordance with the provisions of this contract and the Funding Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this contract and the Funding Annuity will be aggregated and treated as one contract for purposes of the tax treatment of such Income Payments. You should consult a tax adviser before requesting Income Payments to start under this contract and/or the Funding Annuity and before commuting any such Income Payments before the payment date for such payment.

                      This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this contract or a Funding Annuity in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Funding Annuity in connection with an Annuity Cross Funding Program.

                      Taxation of cross funded annuity contracts. You may authorize partial withdrawals from a Funding Annuity to be applied to satisfy the Scheduled Installments into this annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002
                      (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

                        (1) this annuity and the Funding Annuity will be
                            aggregated and treated as a single annuity contract for tax purposes;

                        (2) amounts transferred from the Funding Annuity to
                            this annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single deferred variable annuity contract;

                        (3) if amounts are distributed from either this annuity
                            or the Funding Annuity before the Annuity
                            Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this contract and the Funding Annuity; and

                        (4) distributions from this annuity and the Funding
                            Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

                      A portion of each aggregate distribution on or after the Annuity Commencement Date (provided such date is a date at least 10 years from the date the contracts were issued) will be treated as a non-taxable return of the aggregate investment in this annuity and the Funding Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this annuity and the Funding Annuity has been recovered. After that, all distributions from this annuity and the Funding Annuity will be fully taxable.

                      For Non-Qualified Contracts, if the Annuity Commencement Date of the Funding Annuity is changed so that this annuity and the Funding Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

                      Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

Table of Contents

Statement of Additional Information




                                                                     Page
       The Company.................................................. B-3

       The Contracts................................................ B-3
          Net Investment Factor..................................... B-3

       Termination of Participation Agreement....................... B-4

       Calculation of Performance Data.............................. B-4
          The Subaccount............................................ B-4
          Other Performance Data.................................... B-5

       Federal Tax Matters.......................................... B-6
          Taxation of GE Life and Annuity Assurance Company......... B-6
          IRS Required Distributions................................ B-6

       General Provisions........................................... B-7
          Using the Contract as Collateral.......................... B-7
          The Beneficiary........................................... B-8
          Non-Participating......................................... B-8
          Misstatement of Age or Gender............................. B-8
          Incontestability.......................................... B-8
          Statement of Values....................................... B-8
          Trust as Owner or Beneficiary............................. B-8
          Written Notice............................................ B-8

       Legal Developments Regarding Employment-Related Benefit Plans B-8

       Regulation of GE Life and Annuity Assurance Company.......... B-9

       Experts...................................................... B-9

       Financial Statements......................................... B-9


                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Variable Account is available free by writing us at the address below or by calling (800) 352-9910.

                      GE Life and Annuity Assurance Company
                      Annuity New Business
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Variable Account, Contract Form P1161 3/01, to:

                      Name _____________________________________________________

                      Address __________________________________________________
                                                     Street

                      __________________________________________________________
                                      City               State      Zip

                      Signature of Requestor ___________________________________
                                                               Date

                    Statement of Additional Information For
        Scheduled Purchase Payment Variable Deferred Annuity Contracts

                                Form P1161 3/01

                                  Issued by:
                     GE Life and Annuity Assurance Company
                     GE Life & Annuity Separate Account 4
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: 1-800-352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 29, 2005, for the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by GE Life and Annuity Assurance Company through its GE Life & Annuity Separate Account 4. The terms used in the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:


Call:     1-800-352-9910

Or write: GE Life and Annuity Assurance Company
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.gefinancialservice.com

Or:       contact your financial representative.


The date of this Statement of Additional Information is April 29, 2005.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ
     ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CONTRACT AND THE GE
                 INVESTMENTS FUNDS, INC. -- TOTAL RETURN FUND.

Table of Contents

Statement of Additional Information




       The Company..................................................  B-3

       The Contracts................................................  B-4
          Net Investment Factor.....................................  B-4

       Termination of Participation Agreement.......................  B-5

       Calculation of Performance Data..............................  B-5
          The Subaccount............................................  B-5
          Other Performance Data....................................  B-6

       Federal Tax Matters..........................................  B-7
          Taxation of GE Life and Annuity Assurance Company.........  B-7
          IRS Required Distributions................................  B-7

       General Provisions...........................................  B-8
          Using the Contracts as Collateral.........................  B-8
          The Beneficiary...........................................  B-9
          Non-Participating.........................................  B-9
          Misstatement of Age or Gender.............................  B-9
          Incontestability..........................................  B-9
          Statement of Values.......................................  B-9
          Trust as Owner or Beneficiary.............................  B-9
          Written Notice............................................  B-9

       Legal Developments Regarding Employment-Related Benefit Plans  B-9

       Regulation of GE Life and Annuity Assurance Company.......... B-10

       Experts...................................................... B-10

       Financial Statements......................................... B-10

THE COMPANY           We are a stock life insurance company operating under a
                      charter granted by the Commonwealth of Virginia on March
                      21, 1871 as The Life Insurance Company of Virginia.
                      General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE
                      Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc.,
                      ("GEFAHI") and ultimately the majority of the outstanding common stock to General Electric Capital Assurance
                      Company ("GECA" or "GE Capital Assurance"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, the Harvest Life Insurance
                      Company ("Harvest") merged into us on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance
                      Company. Harvest's former parent, Federal Home Life
                      Insurance Company ("Federal"), received our common stock in exchange for its interest in Harvest.



                      On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. Approximately 48% of Genworth's common stock is now owned by public shareholders. GEFAHI continues to own approximately 52% of Genworth's common stock.



                      On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.



                      We principally offer annuity contracts, guaranteed investment contracts, funding agreements, Medicare supplement insurance and life insurance policies. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.



                      We are one of a number of subsidiaries of Genworth, a company that, through its subsidiaries, provides consumers financial security solutions by selling a wide variety of insurance, investment and retirement products, primarily in North America. Our product offerings are divided along two segments of consumer needs: (1) Retirement Income and Investments and (2) Protection. We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), interest and other financing expenses and unallocated corporate income, expenses and income taxes.

                      Our financial information, including the information contained in this Statement of Additional Information and in the report filed on Form 10-K, quarterly reports on Form 10-Q, current reports on Form 8-K and any amendments to the above mentioned reports, will be made available upon request. Alternatively, reports filed with the SEC may be viewed or obtained at the SEC Public Reference Room in Washington, D.C., or at the SEC's Internet site at www.sec.gov.



                      We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.



                      We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.




THE CONTRACTS

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccount during a Valuation Period. The net
                      investment factor of the Subaccount for a Valuation
                      Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the assets of the Subaccount at
                                the end of the preceding Valuation Period; plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against the Subaccount for
                                taxes; this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; and

                        (b) is the value of the net assets of the Subaccount at
                            the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge. This factor is shown in your contract.

                      We will value the Subaccount's assets at fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF        The participation agreement pursuant to which the GE
PARTICIPATION         Investments Funds, Inc. -- Total Return Fund sells its
AGREEMENT             shares to the Variable Account contains a provision
                      regarding the circumstances in which the Agreement may be terminated.

                      The participation agreement with GE Investments Funds, Inc. may be terminated at the option of any party upon six months written notice to the other, unless a shorter time is agreed upon by the parties.

CALCULATION OF        From time to time, we may disclose total return and other
PERFORMANCE           performance data for the Subaccount pertaining to the
DATA                  contracts. Such performance data will be computed, or
                      accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of total return and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of Purchase Payments and are generally based on the rules of the state in which you reside.

THE SUBACCOUNT        Total Return.  Sales literature or advertisements may
                      quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years, and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the Portfolio adjusted for the level of the Variable Account and contract charges currently in effect for this contract. Average annual total return will be calculated using Subaccount unit values.

                      We calculate the unit value for each Valuation Period based on the performance of the Subaccount investing in the GE Investments Funds, Inc. -- Total Return Fund, after deductions for the charges and expenses of the GE Investments Funds, Inc. -- Total Return Fund, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of your assets in the Variable Account), and the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of your assets in the Variable Account), $196.80 for all the available rider options and a $10.00 billing fee.

                      Total return does not consider the deduction of any premium taxes.

                      Total return will then be calculated according to the following formula:

                         TR = (ERV/P)/1/N - /1

                      where:

TR  =   the average annual total return for the period.
ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

                      Past performance is not a guarantee of future results.

                      The GE Investments Funds, Inc. -- Total Return Fund has provided the price information used to calculate the adjusted historical performance of the Subaccount; we have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standard format described above. The cumulative
                      total return will be calculated using the following formula:

                         CTR = (ERV/P) - 1

                      where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
P   =   a hypothetical single investment of $1,000.

                      Other non-standardized quotations of GE Investments Funds, Inc. -- Total Return Fund performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of GE Investments Funds, Inc. -- Total Return Fund performance with standardized performance quotations.

FEDERAL TAX
MATTERS

TAXATION OF GE LIFE   We do not expect to incur any Federal income tax
AND ANNUITY ASSURANCE liability attributable to investment income or capital
COMPANY               gains retained as part of the reserves under the
                      contracts. (See the "Federal Tax Matters" section of the prospectus.) Based upon these expectations, no charge is being made currently to the Variable Account for Federal income taxes. We will periodically review the question of a charge to the Variable Account for Federal income taxes related to the Variable Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Variable Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:

                        (a) if any Owner dies on or after the Annuity
                            Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

                        (b) if any Owner dies prior to the Annuity Commencement
                            Date, the entire interest in the contract will be distributed:

                            (1) within five years after the date of that
                                Owner's death; or

                            (2) as income payments which will begin within one
                                year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

                      The "designated beneficiary" generally is the person who will be treated as the sole Owner of the contract following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent and a Joint Owner, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an Owner for purposes of these rules.

                      Contracts issued as Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.


                      Other rules apply to contracts issued as Qualified Contracts.


GENERAL
PROVISIONS


USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment. The basic benefits of the contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments. See the "Federal Tax Matters" provision of this prospectus.


                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Home Office. If you do, any Death Benefit will be paid in equal shares to the survivors in the appropriate beneficiary class, unless you otherwise request.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If an Annuitant's age or gender is misstated on the
AGE OR GENDER         contract data page, any contract benefits or proceeds, or
                      availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract except as provided in
                      any rider.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after the report date. The
                      statement will show Contract Value, Purchase Payments, and charges made during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Home
                      Office at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the Owner at the last known address on file with the Company.

LEGAL                 On July 6, 1983, the Supreme Court held in Arizona
DEVELOPMENTS          Governing Committee for Tax Deferred Annuity v. Norris,
REGARDING             463 U.S. 1073 (1983), that optional annuity benefits
EMPLOYMENT-           provided under an employee's deferred compensation plan
RELATED               could not, under Title VII of the Civil Rights Act of
BENEFIT PLANS         1964, vary between men and women on the basis of gender.
                      The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF         Besides Federal securities laws and Virginia insurance
GE LIFE AND           law, we are subject to the insurance laws and regulations
ANNUITY               of other states within which it is licensed to operate.
ASSURANCE             Generally, the Insurance Department of any other state
COMPANY               applies the laws of the state of domicile in determining
                      permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.


EXPERTS The financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2004 and for each of the years or lesser periods in the two-year period ended December 31, 2004, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.







FINANCIAL             This Statement of Additional Information contains the
STATEMENTS            financial statements of GE Life & Annuity Separate
                      Account 4, as of December 31, 2004 and for each of the years or lesser periods in the two-year period then ended
                      December 31, 2004. The consolidated financial statements of the Company and subsidiary included in the prospectus should be distinguished from the financial statements of GE Life & Annuity Separate Account 4, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such consolidated financial statements of the Company and subsidiary should not be considered as bearing on the investment performance of the assets held in the Separate
                      Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                             Financial Statements

                         Year ended December 31, 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                               December 31, 2004

                                                                            Page
                                                                            -----
Independent Registered Public Accounting Firm's Report.....................   F-1

Statements of Assets and Liabilities.......................................   F-3

Statements of Operations...................................................  F-27

Statements of Changes in Net Assets........................................  F-55

Notes to Financial Statements.............................................. F-101

            Report of Independent Registered Public Accounting Firm

Contract Owners
GE Life & Annuity Separate Account 4
  and
The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying statements of assets and liabilities, of GE Life & Annuity Separate Account 4 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares, AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation
Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. Growth Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Premier Equity
Fund -- Series I shares, AIM V.I. Technology Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Premier Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B, AllianceBernstein Technology Portfolio -- Class B; American Century Variable Portfolios, Inc -- VP Income & Growth Fund -- Class I, VP Ultra Fund -- Class I, VP Value Fund -- Class I; Dreyfus -- Dreyfus Investment Portfolios -- Emerging Markets Portfolio -- Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares, Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio; Eaton Vance Variable
Trust -- VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/
Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income
Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income
Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap
Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class I Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund -- Salomon Brothers Variable Aggressive Growth Fund -- Class II; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Capital Appreciation Portfolio -- Institutional Shares, Capital Appreciation Portfolio -- Service Shares, Core Equity Portfolio -- Institutional Shares, Flexible Income Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Growth Portfolio -- Institutional Shares, Growth Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth
Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Merrill Lynch Variable Series Fund, Inc. -- Merrill Lynch Basic Value V.I. Fund -- Class III Shares, Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares, Merrill Lynch Value Opportunities V.I.
Fund -- Class III Shares; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust
Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable

Account Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA -- Service Shares, Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation
Fund/VA -- Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street
Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares; PBHG Insurance Series Fund, Inc. -- PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust -- Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government
Portfolio -- Administrative Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series Fund,
Inc. -- Jennison 20/20 Focus Portfolio --  Class II, Jennison
Portfolio -- Class II Shares, SP William Blair International Growth
Portfolio -- Class II, SP Prudential U.S. Emerging Growth Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Funds, Inc -- Salomon Brothers Variable All Cap Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, SVS Dreman High Return Equity Portfolio -- Class B Shares, SVS Dreman Small Cap Value Portfolio -- Class B Shares and Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth
Portfolio -- Class II Shares) as of December 31, 2004, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2004, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period ended, and their financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 10, 2005

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                     Statements of Assets and Liabilities

                               December 31, 2004

                                                                AIM Variable Insurance Funds
                              ------------------------------------------------------------------------------------------------
                                                                  AIM V.I.        AIM V.I.                        AIM V.I.
                                 AIM V.I.         AIM V.I.         Capital         Capital        AIM V.I.       Government
                                Aggressive      Basic Value     Appreciation     Development     Core Equity     Securities
                              Growth Fund --      Fund --          Fund --         Fund --         Fund --         Fund --
                              Series I shares Series II shares Series I shares Series I shares Series I shares Series I shares
                              --------------- ---------------- --------------- --------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2a):....     $3,127         22,781,715      23,532,516         8,984           4,881           2,958
Dividend receivable..........         --                 --              --            --              --              --
Receivable from
  affiliate (note 4b)........         --                 --              --            --              --              --
Receivable for units sold....         --            115,868           7,866            --              --              --
                                  ------         ----------      ----------         -----           -----           -----
       Total assets..........      3,127         22,897,583      23,540,382         8,984           4,881           2,958
                                  ------         ----------      ----------         -----           -----           -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         --                974           1,011            --               1               1
Payable for units
  withdrawn..................         --                 --              --            --              --              --
                                  ------         ----------      ----------         -----           -----           -----
       Total liabilities.....         --                974           1,011            --               1               1
                                  ------         ----------      ----------         -----           -----           -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $3,127         22,896,609      23,539,371         8,984           4,880           2,957
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --                 --              --            --              --              --
   GE Life and Annuity
     (note 4d)...............         --                 --              --            --              --              --
                                  ------         ----------      ----------         -----           -----           -----
Net assets                        $3,127         22,896,609      23,539,371         8,984           4,880           2,957
                                  ======         ==========      ==========         =====           =====           =====
Investments in
  securities, at cost........     $2,783         20,523,763      20,981,289         7,476           4,512           3,051
                                  ======         ==========      ==========         =====           =====           =====
Shares outstanding...........        264          1,937,221       1,037,132           612             216             245
                                  ======         ==========      ==========         =====           =====           =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


                                                   AIM Variable Insurance Funds (continued)
                              ----------------------------------------------------------------------------------

                                                  AIM V.I.        AIM V.I.        AIM V.I.
                                 AIM V.I.      International   Premier Equity    Technology        AIM V.I.
                              Growth Fund --   Growth Fund --      Fund --         Fund --     Utilities Fund --
                              Series I shares Series II shares Series I shares Series I shares  Series I shares
                              --------------- ---------------- --------------- --------------- -----------------
Assets
Investments at fair
  market value (note 2a):....   $10,691,767       370,300        32,409,039         9,332            2,166
Dividend receivable..........            --            --                --            --               --
Receivable from
  affiliate (note 4b)........            --            --                --            --               --
Receivable for units sold....         1,301       144,358                --            --               --
                                -----------       -------        ----------         -----            -----
       Total assets..........    10,693,068       514,658        32,409,039         9,332            2,166
                                -----------       -------        ----------         -----            -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           457            18             1,390             1                1
Payable for units
  withdrawn..................            --            --             1,938            --               --
                                -----------       -------        ----------         -----            -----
       Total liabilities.....           457            18             3,328             1                1
                                -----------       -------        ----------         -----            -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $10,692,611       514,640        32,405,711         9,331            2,165
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --            --                --            --               --
   GE Life and Annuity
     (note 4d)...............            --            --                --            --               --
                                -----------       -------        ----------         -----            -----
Net assets...................   $10,692,611       514,640        32,405,711         9,331            2,165
                                ===========       =======        ==========         =====            =====
Investments in
  securities, at cost........   $ 9,986,596       357,422        32,233,426         8,927            1,687
                                ===========       =======        ==========         =====            =====
Shares outstanding...........       666,154        18,845         1,521,551           751              139
                                ===========       =======        ==========         =====            =====

                                   The Alger American Fund
                              ----------------------------------
                                                      Alger
                                     Alger        American Small
                                   American       Capitalization
                              Growth Portfolio --  Portfolio --
                                Class O Shares    Class O Shares
                              ------------------- --------------
Assets
Investments at fair
  market value (note 2a):....     127,731,674       80,384,768
Dividend receivable..........              --               --
Receivable from
  affiliate (note 4b)........               7               --
Receivable for units sold....              --               --
                                  -----------       ----------
       Total assets..........     127,731,681       80,384,768
                                  -----------       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           5,104            3,203
Payable for units
  withdrawn..................          77,560           22,345
                                  -----------       ----------
       Total liabilities.....          82,664           25,548
                                  -----------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     127,506,915       80,294,452
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         142,102           64,768
   GE Life and Annuity
     (note 4d)...............              --               --
                                  -----------       ----------
Net assets...................     127,649,017       80,359,220
                                  ===========       ==========
Investments in
  securities, at cost........     150,418,510       73,288,074
                                  ===========       ==========
Shares outstanding...........       3,637,007        3,967,659
                                  ===========       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                       AllianceBernstein Variable Products Series Fund, Inc.
                              -----------------------------------------------------------------------------------
                               AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                               Growth and Income   International Value     Premier Growth      Small Cap Growth
                              Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B
                              -------------------- -------------------- -------------------- --------------------
Assets
Investments at fair
  market value (note 2a):....     $188,514,205           635,857             32,414,451           10,543,856
Dividend receivable..........               --                --                     --                   --
Receivable from
  affiliate (note 4b)........                2                --                     --                    1
Receivable for units sold....            8,417             1,036                  4,684                   --
                                  ------------           -------             ----------           ----------
       Total assets..........      188,522,624           636,893             32,419,135           10,543,857
                                  ------------           -------             ----------           ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            7,997                29                  1,391                  449
Payable for units
  withdrawn..................               --                --                     --                2,884
                                  ------------           -------             ----------           ----------
       Total liabilities.....            7,997                29                  1,391                3,333
                                  ------------           -------             ----------           ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $188,510,911           636,864             32,417,744           10,540,524
   Variable deferred
     annuity contract
     owners in
     the annuitization
     period..................            3,716                --                     --                   --
   GE Life and Annuity
     (note 4d)...............               --                --                     --                   --
                                  ------------           -------             ----------           ----------
Net assets                        $188,514,627           636,864             32,417,744           10,540,524
                                  ============           =======             ==========           ==========
Investments in
  securities, at cost........     $160,429,001           611,723             31,235,225            8,661,123
                                  ============           =======             ==========           ==========
Shares outstanding...........        7,897,537            38,282              1,402,616              914,472
                                  ============           =======             ==========           ==========

                              ---------------------
                               AllianceBernstein
                                   Technology
                              Portfolio -- Class B
                              --------------------
Assets
Investments at fair
  market value (note 2a):....      4,152,835
Dividend receivable..........             --
Receivable from
  affiliate (note 4b)........             --
Receivable for units sold....            492
                                   ---------
       Total assets..........      4,153,327
                                   ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            174
Payable for units
  withdrawn..................             --
                                   ---------
       Total liabilities.....            174
                                   ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      4,153,153
   Variable deferred
     annuity contract
     owners in
     the annuitization
     period..................             --
   GE Life and Annuity
     (note 4d)...............             --
                                   ---------
Net assets                         4,153,153
                                   =========
Investments in
  securities, at cost........      3,796,919
                                   =========
Shares outstanding...........        275,387
                                   =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                  American Century Variable Portfolios, Inc.                            Dreyfus
                              -------------------------------------------------- -------------------------------------
                                                                                                         Dreyfus
                                                                                    The Dreyfus         Investment
                                                                                      Socially        Portfolios --
                                                                                 Responsible Growth       MidCap
                              VP Income & Growth    VP Ultra        VP Value       Fund, Inc. --    Stock Portfolio --
                               Fund -- Class I   Fund -- Class I Fund -- Class I   Initial Shares     Initial Shares
                              ------------------ --------------- --------------- ------------------ ------------------
Assets
Investments at fair
  market value (note 2a):....       $3,340            3,331          16,914          5,816,269            1,400
Dividend receivable..........           --               --              --                 --               --
Receivable from
  affiliate (note 4b)........           --               --              --                 --               --
Receivable for units sold....           --               --              --                 --               --
                                    ------            -----          ------          ---------            -----
       Total assets..........        3,340            3,331          16,914          5,816,269            1,400
                                    ------            -----          ------          ---------            -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           --                1               2                245                1
Payable for units
  withdrawn..................           --               --              --                923               --
                                    ------            -----          ------          ---------            -----
       Total liabilities.....           --                1               2              1,168                1
                                    ------            -----          ------          ---------            -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       $3,340            3,330          16,912          5,815,101            1,399
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --               --              --                 --               --
   GE Life and Annuity
     (note 4d)...............           --               --              --                 --               --
                                    ------            -----          ------          ---------            -----
Net assets...................       $3,340            3,330          16,912          5,815,101            1,399
                                    ======            =====          ======          =========            =====
Investments in
  securities, at cost........       $2,467            3,184          15,503          6,594,767            1,286
                                    ======            =====          ======          =========            =====
Shares outstanding...........          456              328           1,933            231,079               79
                                    ======            =====          ======          =========            =====

                              -----------------

                              Dreyfus Variable
                                 Investment
                                  Fund --
                                Money Market
                                 Portfolio
                              ----------------
Assets
Investments at fair
  market value (note 2a):....      24,261
Dividend receivable..........          10
Receivable from
  affiliate (note 4b)........          --
Receivable for units sold....          --
                                   ------
       Total assets..........      24,271
                                   ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           2
Payable for units
  withdrawn..................          --
                                   ------
       Total liabilities.....           2
                                   ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      24,269
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
   GE Life and Annuity
     (note 4d)...............          --
                                   ------
Net assets...................      24,269
                                   ======
Investments in
  securities, at cost........      24,261
                                   ======
Shares outstanding...........      24,261
                                   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                    Eaton Vance Variable Trust       Evergreen Variable Annuity Trust
                              -------------------------------------- --------------------------------
                              VT Floating- VT Income  VT Worldwide             Evergreen VA
                              Rate Income   Fund of  Health Sciences          Omega Fund --
                                  Fund      Boston        Fund                   Class 2
                              ------------ --------- --------------- --------------------------------
Assets
Investments at fair
  market value (note 2a):.... $30,850,007     --       10,250,843                148,652
Dividend receivable..........      81,254     --               --                     --
Receivable from
  affiliate (note 4b)........           1     --               --                     --
Receivable for units sold....     188,509     --           30,691                     --
                              -----------     --       ----------                -------
       Total assets..........  31,119,771     --       10,281,534                148,652
                              -----------     --       ----------                -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,319     --              435                      8
Payable for units
  withdrawn..................          --     --               --                     --
                              -----------     --       ----------                -------
       Total liabilities.....       1,319     --              435                      8
                              -----------     --       ----------                -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $31,118,452     --       10,278,974                148,644
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --     --            2,125                     --
   GE Life and Annuity
     (note 4d)...............          --     --               --                     --
                              -----------     --       ----------                -------
Net assets................... $31,118,452     --       10,281,099                148,644
                              ===========     ==       ==========                =======
Investments in
  securities, at cost........ $30,808,292     --        9,635,113                137,094
                              ===========     ==       ==========                =======
Shares outstanding...........   3,054,456     --          911,997                  9,233
                              ===========     ==       ==========                =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                    Federated Insurance Series
                              -----------------------------------------------------------------------
                              Federated               Federated   Federated
                               American              High Income High Income               Federated
                               Leaders    Federated     Bond        Bond       Federated    Kaufmann
                              Fund II --   Capital   Fund II --  Fund II --  International Fund II --
                               Primary     Income      Primary     Service   Small Company  Service
                                Shares     Fund II     Shares      Shares       Fund II      Shares
                              ----------- ---------- ----------- ----------- ------------- ----------
Assets
Investments at fair
  market value (note 2a):.... $64,104,103 24,118,060 67,280,915  46,249,537       --       31,894,978
Dividend receivable..........          --         --         --          --       --               --
Receivable from
  affiliate (note 4b)........          --         --          1           1       --               --
Receivable for units sold....          --         --      8,290      30,384       --           62,489
                              ----------- ---------- ----------  ----------       --       ----------
       Total assets..........  64,104,103 24,118,060 67,289,206  46,279,922       --       31,957,467
                              ----------- ---------- ----------  ----------       --       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       2,540        946      2,680       1,977       --            1,347
Payable for units
  withdrawn..................      26,928          5         --          --       --               --
                              ----------- ---------- ----------  ----------       --       ----------
       Total liabilities.....      29,468        951      2,680       1,977       --            1,347
                              ----------- ---------- ----------  ----------       --       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $64,074,635 24,113,838 67,209,050  46,277,945       --       31,956,120
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --      3,271     77,476          --       --               --
   GE Life and Annuity
     (note 4d)...............          --         --         --          --       --               --
                              ----------- ---------- ----------  ----------       --       ----------
Net assets................... $64,074,635 24,117,109 67,286,526  46,277,945       --       31,956,120
                              =========== ========== ==========  ==========       ==       ==========
Investments in
  securities, at cost........ $57,597,215 27,055,842 63,771,999  43,315,754       --       28,031,031
                              =========== ========== ==========  ==========       ==       ==========
Shares outstanding...........   3,101,311  2,719,060  8,204,990   5,660,898       --        2,444,060
                              =========== ========== ==========  ==========       ==       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                  Fidelity Variable Insurance Products Fund
                              ----------------------------------------------------------------------------------
                                                                                      VIP Dynamic
                                              VIP Asset                      VIP        Capital
                                VIP Asset    Manager/SM        VIP      Contrafund(R) Appreciation  VIP Equity-
                               Manager/SM/  /Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income
                              Portfolio --     Service    Portfolio --     Service      Service    Portfolio --
                              Initial Class    Class 2    Initial Class    Class 2      Class 2    Initial Class
                              ------------- ------------- ------------- ------------- ------------ -------------
Assets
Investments at fair
  market value (note 2a):.... $177,990,505    6,368,149    373,241,105   126,126,012   1,348,151    424,197,793
Dividend receivable..........           --           --             --            --          --             --
Receivable from
  affiliate (note 4b)........           --           --             --             1          --             --
Receivable for units sold....           --           76             --        18,018          --             --
                              ------------    ---------    -----------   -----------   ---------    -----------
       Total assets..........  177,990,505    6,368,225    373,241,105   126,144,031   1,348,151    424,197,793
                              ------------    ---------    -----------   -----------   ---------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        6,109          317         14,729         5,389          59         16,291
Payable for units
  withdrawn..................      106,874           --         53,412            --          --        111,348
                              ------------    ---------    -----------   -----------   ---------    -----------
       Total liabilities.....      112,983          317         68,141         5,389          59        127,639
                              ------------    ---------    -----------   -----------   ---------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $177,744,843    6,367,908    373,090,104   126,138,642   1,348,092    423,912,170
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      132,679           --         82,860            --          --        157,984
   GE Life and Annuity
     (note 4d)...............           --           --             --            --          --             --
                              ------------    ---------    -----------   -----------   ---------    -----------
Net assets................... $177,877,522    6,367,908    373,172,964   126,138,642   1,348,092    424,070,154
                              ============    =========    ===========   ===========   =========    ===========
Investments in
  securities, at cost........ $178,598,188    6,104,196    308,027,460   103,500,387   1,270,285    363,534,662
                              ============    =========    ===========   ===========   =========    ===========
Shares outstanding...........   11,985,893      434,983     14,021,078     4,786,566     189,613     16,720,449
                              ============    =========    ===========   ===========   =========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                        Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                VIP Equity-   VIP Growth &   VIP Growth &    VIP Growth
                                  Income         Income         Income      Opportunities  VIP Growth
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --  Portfolio --
                              Service Class 2 Initial Class Service Class 2 Initial Class Initial Class
                              --------------- ------------- --------------- ------------- -------------
Assets
Investments at fair
  market value (note 2a):....  $135,301,291    96,781,856     32,923,050     30,779,548    232,549,956
Dividend receivable..........            --            --             --             --             --
Receivable from
  affiliate (note 4b)........            --            --             --             --              3
Receivable for units sold....        81,270            --          5,017             --             --
                               ------------    ----------     ----------     ----------    -----------
       Total assets..........   135,382,561    96,781,856     32,928,067     30,779,548    232,549,959
                               ------------    ----------     ----------     ----------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         5,795         3,874          1,408          1,225          8,885
Payable for units
  withdrawn..................            --        21,728             --         16,237        152,145
                               ------------    ----------     ----------     ----------    -----------
       Total liabilities.....         5,795        25,602          1,408         17,462        161,030
                               ------------    ----------     ----------     ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $135,376,766    96,749,803     32,926,659     30,762,086    232,355,723
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --         6,451             --             --         33,206
   GE Life and Annuity
     (note 4d)...............            --            --             --             --             --
                               ------------    ----------     ----------     ----------    -----------
Net assets...................  $135,376,766    96,756,254     32,926,659     30,762,086    232,388,929
                               ============    ==========     ==========     ==========    ===========
Investments in
  securities, at cost........  $113,431,092    94,133,795     29,674,828     31,738,740    253,990,779
                               ============    ==========     ==========     ==========    ===========
Shares outstanding...........     5,392,638     6,957,718      2,401,389      1,915,342      7,264,916
                               ============    ==========     ==========     ==========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                         Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                                                                             VIP Value
                                VIP Growth     VIP Mid Cap    VIP Mid Cap   VIP Overseas    Strategies
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              --------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2a):....   $55,295,601      37,416       191,006,277    83,774,623      1,594,742
Dividend receivable..........            --          --                --            --             --
Receivable from
  affiliate (note 4b)........             4          --                --             1             --
Receivable for units sold....         2,680          --           418,236        20,982             --
                                -----------      ------       -----------    ----------      ---------
       Total assets..........    55,298,285      37,416       191,424,513    83,795,606      1,594,742
                                -----------      ------       -----------    ----------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         2,360           2             8,008         3,176             70
Payable for units
  withdrawn..................            --          --                --            --             34
                                -----------      ------       -----------    ----------      ---------
       Total liabilities.....         2,360           2             8,008         3,176            104
                                -----------      ------       -----------    ----------      ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $55,295,925      37,414       191,410,415    83,792,430      1,594,638
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --          --             6,090            --             --
   GE Life and Annuity
     (note 4d)...............            --          --                --            --             --
                                -----------      ------       -----------    ----------      ---------
Net assets...................   $55,295,925      37,414       191,416,505    83,792,430      1,594,638
                                ===========      ======       ===========    ==========      =========
Investments in
  securities, at cost........   $51,500,594      24,346       144,754,016    67,261,865      1,442,343
                                ===========      ======       ===========    ==========      =========
Shares outstanding...........     1,747,649       1,240         6,392,446     4,781,657        112,782
                                ===========      ======       ===========    ==========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                  Franklin Templeton Variable Insurance Products Trust
                              -------------------------------------------------------------
                                                                                 Templeton
                                                           Templeton  Templeton    Global
                              Franklin Large Mutual Shares  Foreign    Foreign     Asset
                                Cap Growth    Securities   Securities Securities Allocation
                                Securities      Fund --     Fund --    Fund --    Fund --
                                 Fund --        Class 2     Class I    Class 2    Class 2
                              Class 2 Shares    Shares       Shares     Shares     Shares
                              -------------- ------------- ---------- ---------- ----------
Assets
Investments at fair
  market value (note 2a):....     $1,238           1        155,926     23,604       --
Dividend receivable..........         --          --             --         --       --
Receivable from
  affiliate (note 4b)........         --          --             --         --       --
Receivable for units sold....         --          --          3,917         --       --
                                  ------          --        -------     ------       --
       Total assets..........      1,238           1        159,843     23,604       --
                                  ------          --        -------     ------       --
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         --           1              7          2       --
Payable for units
  withdrawn..................         --          --             --         --       --
                                  ------          --        -------     ------       --
       Total liabilities.....         --           1              7          2       --
                                  ------          --        -------     ------       --
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $1,238          --        159,836     23,602       --
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --          --             --         --       --
   GE Life and Annuity
     (note 4d)...............         --          --             --         --       --
                                  ------          --        -------     ------       --
Net assets...................     $1,238          --        159,836     23,602       --
                                  ======          ==        =======     ======       ==
Investments in
  securities, at cost........     $1,191          --        155,142     20,157       --
                                  ======          ==        =======     ======       ==
Shares outstanding...........         83          --         10,731      1,645       --
                                  ======          ==        =======     ======       ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                      GE Investments Funds, Inc.
                              ---------------------------------------------------------------------------
                                Global                International   Mid-Cap     Money        Premier
                                Income      Income       Equity       Equity      Market    Growth Equity
                                 Fund        Fund         Fund         Fund        Fund         Fund
                              ----------- ----------- ------------- ----------- ----------- -------------
Assets
Investments at fair
  market value (note 2a):.... $15,876,902 126,636,774  44,729,846   224,687,319 254,000,281  127,170,537
Dividend receivable..........          --          --          --            --     395,845           --
Receivable from
  affiliate (note 4b)........          --           1          --             5           3           --
Receivable for units sold....          --          --     118,262            --          --       78,558
                              ----------- -----------  ----------   ----------- -----------  -----------
       Total assets..........  15,876,902 126,636,775  44,848,108   224,687,324 254,396,129  127,249,095
                              ----------- -----------  ----------   ----------- -----------  -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         314       5,143       1,130         9,268      10,361        5,299
Payable for units
  withdrawn..................           1       1,278          --         2,541     907,147           --
                              ----------- -----------  ----------   ----------- -----------  -----------
       Total liabilities.....         315       6,421       1,130        11,809     917,508        5,299
                              ----------- -----------  ----------   ----------- -----------  -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $ 8,329,336 126,630,354  28,421,065   224,629,789 253,447,618  127,003,550
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --          --          --        45,726      31,003      240,246
   GE Life and Annuity
     (note 4d)...............   7,547,251          --  16,425,913            --          --           --
                              ----------- -----------  ----------   ----------- -----------  -----------
Net assets................... $15,876,587 126,630,354  44,846,978   224,675,515 253,478,621  127,243,796
                              =========== ===========  ==========   =========== ===========  ===========
Investments in
  securities, at cost........ $14,376,833 133,521,726  37,935,077   199,863,823 254,000,281  111,472,285
                              =========== ===========  ==========   =========== ===========  ===========
Shares outstanding...........   1,308,895  10,337,696   4,582,976    12,257,901 254,000,281    1,696,738
                              =========== ===========  ==========   =========== ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                               GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------
                              Real Estate  S&P 500(R)   Small-Cap     Total        U.S.       Value
                              Securities     Index     Value Equity   Return      Equity      Equity
                                 Fund         Fund         Fund        Fund        Fund        Fund
                              ------------ ----------- ------------ ----------- ----------- ----------
Assets
Investments at fair
  market value (note 2a):.... $137,236,069 543,757,474 109,269,372  498,138,606 101,830,456 34,466,735
Dividend receivable..........           --          --          --           --          --         --
Receivable from
  affiliate (note 4b)........            1          10           2           --           2         --
Receivable for units sold....      150,803          --      33,679    1,092,252          --     88,963
                              ------------ ----------- -----------  ----------- ----------- ----------
       Total assets..........  137,386,873 543,757,484 109,303,053  499,230,858 101,830,458 34,555,698
                              ------------ ----------- -----------  ----------- ----------- ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        5,520      22,064       4,628       21,544       4,241      1,479
Payable for units
  withdrawn..................           --     438,921          --           --      39,023         --
                              ------------ ----------- -----------  ----------- ----------- ----------
       Total liabilities.....        5,520     460,985       4,628       21,544      43,264      1,479
                              ------------ ----------- -----------  ----------- ----------- ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $137,381,353 543,192,219 109,298,425  499,202,648 101,648,441 34,554,219
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --     104,280          --        6,666     138,753         --
   GE Life and Annuity
     (note 4d)...............           --          --          --           --          --         --
                              ------------ ----------- -----------  ----------- ----------- ----------
Net assets................... $137,381,353 543,296,499 109,298,425  499,209,314 101,787,194 34,554,219
                              ============ =========== ===========  =========== =========== ==========
Investments in
  securities, at cost........ $122,594,496 508,196,296  99,780,454  467,914,365  92,933,400 29,872,729
                              ============ =========== ===========  =========== =========== ==========
Shares outstanding...........    7,023,340  24,383,743   8,022,715   31,192,148   3,029,767  3,527,813
                              ============ =========== ===========  =========== =========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                         Greenwich
                              Goldman Sachs Variable   Street Series
                                  Insurance Trust           Fund                        Janus Aspen Series
                              ----------------------- ---------------- -----------------------------------------------------
                                                          Salomon
                                                          Brothers                                   Capital      Capital
                                Goldman    Goldman        Variable       Balanced      Balanced   Appreciation  Appreciation
                                 Sachs      Sachs        Aggressive    Portfolio --  Portfolio -- Portfolio --  Portfolio --
                              Growth and   Mid Cap         Growth      Institutional   Service    Institutional   Service
                              Income Fund Value Fund  Fund -- Class II    Shares        Shares       Shares        Shares
                              ----------- ----------- ---------------- ------------- ------------ ------------- ------------
Assets
Investments at fair
  market value (note 2a):.... $34,832,784 191,708,578    5,884,209      341,276,387  125,982,885   149,767,154   24,591,364
Dividend receivable..........          --          --           --               --           --            --           --
Receivable from
  affiliate (note 4b)........          --           4           --               --           --            --           --
Receivable for units sold....     164,114          --       14,486               --       44,290            --        7,306
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
       Total assets..........  34,996,898 191,708,582    5,898,695      341,276,387  126,027,175   149,767,154   24,598,670
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,399       7,658          254           13,461        5,415         6,051        1,047
Payable for units
  withdrawn..................          --      44,803           --          168,758           --        38,668           --
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
       Total liabilities.....       1,399      52,461          254          182,219        5,415        44,719        1,047
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $34,995,499 191,656,121    5,898,441      341,085,659  126,021,760   149,452,381   24,597,623
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --          --           --            8,509           --       270,054           --
   GE Life and Annuity
     (note 4d)...............          --          --           --               --           --            --           --
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
Net assets................... $34,995,499 191,656,121    5,898,441      341,094,168  126,021,760   149,722,435   24,597,623
                              =========== ===========    =========      ===========  ===========   ===========   ==========
Investments in
  securities, at cost........ $29,707,327 162,894,611    5,404,790      325,483,297  114,664,149   147,035,666   20,869,772
                              =========== ===========    =========      ===========  ===========   ===========   ==========
Shares outstanding...........   2,974,619  12,546,373      279,535       13,992,472    4,991,398     6,093,049    1,008,256
                              =========== ===========    =========      ===========  ===========   ===========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------------
                                                                         Global Life       Global
                                  Core Equity        Flexible Income       Sciences      Technology          Growth
                                  Portfolio --         Portfolio --      Portfolio --   Portfolio --      Portfolio --
                              Institutional Shares Institutional Shares Service Shares Service Shares Institutional Shares
                              -------------------- -------------------- -------------- -------------- --------------------
Assets
Investments at fair
  market value (note 2a):....        $6,225             54,729,466        15,258,211     15,948,030       196,666,273
Dividend receivable..........            --                     --                --             --                --
Receivable from
  affiliate (note 4b)........            --                      1                --              2                --
Receivable for units sold....            --                     --                --             --                --
                                     ------             ----------        ----------     ----------       -----------
       Total assets..........         6,225             54,729,467        15,258,211     15,948,032       196,666,273
                                     ------             ----------        ----------     ----------       -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....             1                  2,159               632            645             7,701
Payable for units
  withdrawn..................            --                 14,075            24,730         21,191            80,284
                                     ------             ----------        ----------     ----------       -----------
       Total liabilities.....             1                 16,234            25,362         21,836            87,985
                                     ------             ----------        ----------     ----------       -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        $6,224             54,713,233        15,232,849     15,922,913       196,533,671
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --                     --                --          3,283            44,617
   GE Life and Annuity
     (note 4d)...............            --                     --                --             --                --
                                     ------             ----------        ----------     ----------       -----------
Net assets...................        $6,224             54,713,233        15,232,849     15,926,196       196,578,288
                                     ======             ==========        ==========     ==========       ===========
Investments in
  securities, at cost........        $5,491             56,058,212        13,803,576     15,778,698       212,828,012
                                     ======             ==========        ==========     ==========       ===========
Shares outstanding...........           338              4,508,193         1,938,782      4,492,403         9,799,017
                                     ======             ==========        ==========     ==========       ===========

                              ---------------

                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2a):....   16,681,317
Dividend receivable..........           --
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....           --
                                ----------
       Total assets..........   16,681,317
                                ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          714
Payable for units
  withdrawn..................      169,122
                                ----------
       Total liabilities.....      169,836
                                ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   16,511,481
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   GE Life and Annuity
     (note 4d)...............           --
                                ----------
Net assets...................   16,511,481
                                ==========
Investments in
  securities, at cost........   16,448,692
                                ==========
Shares outstanding...........      840,792
                                ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------------
                                 International     International        Mid Cap           Mid Cap          Worldwide
                                     Growth            Growth            Growth            Growth            Growth
                                  Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                              Institutional Shares Service Shares Institutional Shares Service Shares Institutional Shares
                              -------------------- -------------- -------------------- -------------- --------------------
Assets
Investments at fair
  market value (note 2a):....     $96,356,563        25,981,651       136,640,617        15,384,913       225,962,856
Dividend receivable..........              --                --                --                --                --
Receivable from
  affiliate (note 4b)........              --                --                --                --                 2
Receivable for units sold....              --                --                --           166,132                --
                                  -----------        ----------       -----------        ----------       -----------
       Total assets..........      96,356,563        25,981,651       136,640,617        15,551,045       225,962,858
                                  -----------        ----------       -----------        ----------       -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           3,803             1,102             5,407               655             8,743
Payable for units
  withdrawn..................         201,216               308            48,927                --           258,348
                                  -----------        ----------       -----------        ----------       -----------
       Total liabilities.....         205,019             1,410            54,334               655           267,091
                                  -----------        ----------       -----------        ----------       -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $96,024,774        25,980,241       136,368,561        15,550,390       225,567,538
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         126,770                --           217,722                --           128,229
   GE Life and Annuity
     (note 4d)...............              --                --                --                --                --
                                  -----------        ----------       -----------        ----------       -----------
Net assets...................     $96,151,544        25,980,241       136,586,283        15,550,390       225,695,767
                                  ===========        ==========       ===========        ==========       ===========
Investments in
  securities, at cost........     $79,254,593        20,996,980       159,631,679        13,765,502       260,600,838
                                  ===========        ==========       ===========        ==========       ===========
Shares outstanding...........       3,545,127           964,427         5,287,950           606,661         8,437,747
                                  ===========        ==========       ===========        ==========       ===========

                              ---------------
                                Worldwide
                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2a):....   20,556,413
Dividend receivable..........           --
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....        1,468
                                ----------
       Total assets..........   20,557,881
                                ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          876
Payable for units
  withdrawn..................           --
                                ----------
       Total liabilities.....          876
                                ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   20,557,005
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   GE Life and Annuity
     (note 4d)...............           --
                                ----------
Net assets...................   20,557,005
                                ==========
Investments in
  securities, at cost........   20,250,959
                                ==========
Shares outstanding...........      772,217
                                ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                           J.P. Morgan Series Trust II
                              ------------------------------------------------------
                                                                          U.S. Large
                                        International  Mid Cap    Small    Cap Core
                                Bond       Equity       Value    Company    Equity
                              Portfolio   Portfolio   Portfolio Portfolio Portfolio
                              --------- ------------- --------- --------- ----------
Assets
Investments at fair
  market value (note 2a):....  $51,390        412      20,783     1,579        --
Dividend receivable..........       --         --          --        --        --
Receivable from
  affiliate (note 4b)........       --         --          --        --        --
Receivable for units sold....       --      6,000      23,000     6,000     6,000
                               -------      -----      ------     -----     -----
       Total assets..........   51,390      6,412      43,783     7,579     6,000
                               -------      -----      ------     -----     -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        3         --           2        --        --
Payable for units
  withdrawn..................       --         --          --        --        --
                               -------      -----      ------     -----     -----
       Total liabilities.....        3         --           2        --        --
                               -------      -----      ------     -----     -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $51,387      6,412      43,781     7,579     6,000
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       --         --          --        --        --
   GE Life and Annuity
     (note 4d)...............       --         --          --        --        --
                               -------      -----      ------     -----     -----
Net assets...................  $51,387      6,412      43,781     7,579     6,000
                               =======      =====      ======     =====     =====
Investments in
  securities, at cost........  $52,502        373      19,403     1,268        --
                               =======      =====      ======     =====     =====
Shares outstanding...........    4,223         37         802        88        --
                               =======      =====      ======     =====     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                Merrill Lynch Variable Series Fund, Inc.         MFS(R) Variable Insurance Trust
                              -------------------------------------------- --------------------------------------------
                                Merrill   Merrill Lynch                        MFS(R)
                              Lynch Basic   Large Cap        Merrill          Investors        MFS(R)       MFS(R) New
                              Value V.I.   Growth V.I.     Lynch Value         Growth         Investors     Discovery
                                Fund --      Fund --    Opportunities V.I. Stock Series -- Trust Series --  Series --
                               Class III    Class III        Fund --           Service         Service       Service
                                Shares       Shares      Class III Shares   Class Shares    Class Shares   Class Shares
                              ----------- ------------- ------------------ --------------- --------------- ------------
Assets
Investments at fair
  market value (note 2a):.... $2,636,331     376,083        1,323,175        26,997,227      22,280,131     42,209,036
Dividend receivable..........         --          --               --                --              --             --
Receivable from
  affiliate (note 4b)........         --          --               --                --              --              2
Receivable for units sold....         --          --           27,309            12,262           8,473             --
                              ----------     -------        ---------        ----------      ----------     ----------
       Total assets..........  2,636,331     376,083        1,350,484        27,009,489      22,288,604     42,209,038
                              ----------     -------        ---------        ----------      ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        117          16               61             1,145             953          1,781
Payable for units
  withdrawn..................         44          --               --                --              --        126,534
                              ----------     -------        ---------        ----------      ----------     ----------
       Total liabilities.....        161          16               61             1,145             953        128,315
                              ----------     -------        ---------        ----------      ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $2,636,170     376,067        1,350,423        27,002,415      22,287,651     42,076,840
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --          --               --             5,929              --          3,883
   GE Life and Annuity
     (note 4d)...............         --          --               --                --              --             --
                              ----------     -------        ---------        ----------      ----------     ----------
Net assets................... $2,636,170     376,067        1,350,423        27,008,344      22,287,651     42,080,723
                              ==========     =======        =========        ==========      ==========     ==========
Investments in
  securities, at cost........ $2,490,386     341,768        1,565,623        24,925,653      19,432,258     37,739,067
                              ==========     =======        =========        ==========      ==========     ==========
Shares outstanding...........    168,026      37,797          147,019         2,890,495       1,238,473      2,869,411
                              ==========     =======        =========        ==========      ==========     ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                              MFS(R) Variable Insurance Trust (continued)  Nations Separate Account Trust
                              ------------------------------------------  --------------------------------
                                                MFS(R) Total    MFS(R)
                              MFS(R) Strategic     Return     Utilities                    Nations Marsico
                              Income Series --   Series --    Series --                     International
                                  Service         Service      Service    Nations Marsico   Opportunities
                                Class Shares    Class Shares Class Shares Growth Portfolio    Portfolio
                              ----------------  ------------ ------------ ---------------- ---------------
Assets
Investments at fair
  market value (note 2a):....       $ 1            31,200     38,741,370     35,076,449      34,407,030
Dividend receivable..........        --                --             --             --              --
Receivable from
  affiliate (note 4b)........        --                 1              2              1              --
Receivable for units sold....        --                --         45,247        120,653         114,523
                                    ---            ------     ----------     ----------      ----------
       Total assets..........         1            31,201     38,786,619     35,197,103      34,521,553
                                    ---            ------     ----------     ----------      ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         1                 2          1,651          1,500           1,476
Payable for units
  withdrawn..................        --                --             --             --              --
                                    ---            ------     ----------     ----------      ----------
       Total liabilities.....         1                 2          1,651          1,500           1,476
                                    ---            ------     ----------     ----------      ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       $--            31,199     38,784,968     35,195,603      34,516,301
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --                --             --             --           3,776
   GE Life and Annuity
     (note 4d)...............        --                --             --             --              --
                                    ---            ------     ----------     ----------      ----------
Net assets...................       $--            31,199     38,784,968     35,195,603      34,520,077
                                    ===            ======     ==========     ==========      ==========
Investments in
  securities, at cost........       $--            24,913     29,995,275     30,765,164      30,670,701
                                    ===            ======     ==========     ==========      ==========
Shares outstanding...........        --             1,468      1,906,563      2,106,694       2,185,961
                                    ===            ======     ==========     ==========      ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                            Oppenheimer Variable Account Funds
                              ----------------------------------------------------------------------------------------------
                                                                                                                Oppenheimer
                               Oppenheimer   Oppenheimer Aggressive Oppenheimer     Oppenheimer     Oppenheimer   Capital
                                Aggressive     Growth Fund/VA --     Balanced   Balanced Fund/VA --    Bond     Appreciation
                              Growth Fund/VA     Service Shares       Fund/VA     Service Shares      Fund/VA     Fund/VA
                              -------------- ---------------------- ----------- ------------------- ----------- ------------
Assets
Investments at fair
  market value (note 2a):....  $103,516,141        5,607,514        81,217,983       9,376,606      83,726,610  171,524,199
Dividend receivable..........            --               --                --              --              --           --
Receivable from
  affiliate (note 4b)........            --               --                 1              --              --           --
Receivable for units sold....            --            4,738                --           2,995              --           --
                               ------------        ---------        ----------       ---------      ----------  -----------
       Total assets..........   103,516,141        5,612,252        81,217,984       9,379,601      83,726,610  171,524,199
                               ------------        ---------        ----------       ---------      ----------  -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         3,913              238             3,122             450           3,272        6,669
Payable for units
  withdrawn..................        77,171               --            10,207              --         124,444      107,775
                               ------------        ---------        ----------       ---------      ----------  -----------
       Total liabilities.....        81,084              238            13,329             450         127,716      114,444
                               ------------        ---------        ----------       ---------      ----------  -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $103,371,904        5,612,014        81,204,655       9,379,151      83,598,894  171,283,703
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        63,153               --                --              --              --      126,052
   GE Life and Annuity
     (note 4d)...............            --               --                --              --              --           --
                               ------------        ---------        ----------       ---------      ----------  -----------
Net assets...................  $103,435,057        5,612,014        81,204,655       9,379,151      83,598,894  171,409,755
                               ============        =========        ==========       =========      ==========  ===========
Investments in
  securities, at cost........  $106,089,773        4,929,009        71,345,207       8,819,393      81,591,492  159,886,926
                               ============        =========        ==========       =========      ==========  ===========
Shares outstanding...........     2,354,245          128,495         4,681,152         543,256       7,280,575    4,637,042
                               ============        =========        ==========       =========      ==========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                                                   PBHG Insurance Series
                                         Oppenheimer Variable Account Funds (continued)                 Fund, Inc.
                              -------------------------------------------------------------------- ---------------------
                                                   Oppenheimer                         Oppenheimer
                                                     Global                Oppenheimer Main Street
                                  Oppenheimer      Securities              Main Street  Small Cap               PBHG
                              Capital Appreciation Fund/VA --  Oppenheimer Fund/VA --  Fund/VA --    PBHG     Large Cap
                                   Fund/VA --        Service   High Income   Service     Service   Growth II   Growth
                                 Service Shares      Shares      Fund/VA     Shares      Shares    Portfolio  Portfolio
                              -------------------- ----------- ----------- ----------- ----------- ---------- ----------
Assets
Investments at fair
  market value (note 2a):....     $13,375,708      103,230,768 89,904,823  58,639,217  24,610,718  11,046,654 17,037,198
Dividend receivable..........              --               --         --          --          --          --         --
Receivable from
  affiliate (note 4b)........              --               --         --          --          --          --         --
Receivable for units sold....          90,171           73,239         --      11,115      42,924          --         --
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
       Total assets..........      13,465,879      103,304,007 89,904,823  58,650,332  24,653,642  11,046,654 17,037,198
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....             572            4,385      3,458       2,505       1,048         422        648
Payable for units
  withdrawn..................              --               --     12,615          --          --      28,365     27,974
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
       Total liabilities.....             572            4,385     16,073       2,505       1,048      28,787     28,622
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $13,465,307      103,295,796 89,881,375  58,647,827  24,652,594  10,996,801 17,008,576
   Variable deferred
     annuity contract
     owners in the
     annuitization period....              --            3,826      7,375          --          --      21,066         --
   GE Life and Annuity
     (note 4d)...............              --               --         --          --          --          --         --
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
Net assets...................     $13,465,307      103,299,622 89,888,750  58,647,827  24,652,594  11,017,867 17,008,576
                                  ===========      =========== ==========  ==========  ==========  ========== ==========
Investments in
  securities, at cost........     $12,226,501       80,377,527 88,719,991  50,505,821  21,016,227  10,861,608 16,381,204
                                  ===========      =========== ==========  ==========  ==========  ========== ==========
Shares outstanding...........         364,163        3,519,631 10,216,457   2,832,812   1,541,059   1,054,070    958,223
                                  ===========      =========== ==========  ==========  ==========  ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                               PIMCO Variable Insurance Trust
                                ------------------------------------------------------------
                                 Foreign Bond
                                  Portfolio                      Long-Term
                                 (U.S. Dollar    High Yield   U.S. Government  Total Return
                                  Hedged) --    Portfolio --   Portfolio --    Portfolio --
                                Administrative Administrative Administrative  Administrative
                                 Class Shares   Class Shares   Class Shares    Class Shares
                                -------------- -------------- --------------- --------------
Assets
Investments at fair
  market value (note 2a):......  $10,797,206    102,923,095     66,271,210     272,951,216
Dividend receivable............       19,967        558,517        201,806         594,204
Receivable from
  affiliate (note 4b)..........           --              1              3              --
Receivable for units sold......           --         31,469         11,742         232,791
                                 -----------    -----------     ----------     -----------
       Total assets............   10,817,173    103,513,082     66,484,761     273,778,211
                                 -----------    -----------     ----------     -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).......          461          4,415          2,848          11,648
Payable for units
  withdrawn....................      174,235             --             --              --
                                 -----------    -----------     ----------     -----------
       Total liabilities.......      174,696          4,415          2,848          11,648
                                 -----------    -----------     ----------     -----------
Net assets attributable
  to:
       Variable deferred
         annuity
         contract owners
         in the
         accumulation
         period................  $10,642,477    103,506,574     66,481,913     273,764,520
       Variable deferred
         annuity
         contract owners
         in the
         annuitization
         period................           --          2,093             --           2,043
       GE Life and
         Annuity (note 4d).....           --             --             --              --
                                 -----------    -----------     ----------     -----------
Net assets.....................  $10,642,477    103,508,667     66,481,913     273,766,563
                                 ===========    ===========     ==========     ===========
Investments in
  securities, at cost..........  $10,684,791     96,979,157     65,756,239     268,561,521
                                 ===========    ===========     ==========     ===========
Shares outstanding.............    1,063,764     12,252,749      5,922,360      25,970,620
                                 ===========    ===========     ==========     ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                         The Prudential Series Fund, Inc.
                              ---------------------------------------------------------------------------------------
                                                                            SP William Blair        SP Prudential
                              Jennison 20/20 Focus  Jennison Portfolio -- International Growth  U.S. Emerging Growth
                              Portfolio -- Class II    Class II Shares    Portfolio -- Class II Portfolio -- Class II
                              --------------------- --------------------- --------------------- ---------------------
Assets
Investments at fair
  market value (note 2a):....      $1,697,301             1,149,608              17,636                95,187
Dividend receivable..........              --                    --                  --                    --
Receivable from
  affiliate (note 4b)........              --                    --                  --                    --
Receivable for units sold....             392                    --                  --                    --
                                   ----------             ---------              ------                ------
       Total assets..........       1,697,693             1,149,608              17,636                95,187
                                   ----------             ---------              ------                ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....              72                    51                   1                     4
Payable for units
  withdrawn..................              --                    --                  --                    --
                                   ----------             ---------              ------                ------
       Total liabilities.....              72                    51                   1                     4
                                   ----------             ---------              ------                ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      $1,697,621             1,149,557              17,635                95,183
   Variable deferred
     annuity contract
     owners in the
     annuitization period....              --                    --                  --                    --
   GE Life and Annuity
     (note 4d)...............              --                    --                  --                    --
                                   ----------             ---------              ------                ------
Net assets...................      $1,697,621             1,149,557              17,635                95,183
                                   ==========             =========              ======                ======
Investments in
  securities, at cost........      $1,526,487             1,041,213              12,229                81,771
                                   ==========             =========              ======                ======
Shares outstanding...........         138,782                63,974               2,605                11,958
                                   ==========             =========              ======                ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                              Rydex Variable Trust             Salomon Brothers Variable Series Funds, Inc
                              -------------------- -------------------------------------------------------------------
                                                   Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers
                                                       Variable         Variable         Variable         Variable
                                                       All Cap         Investors      Strategic Bond    Total Return
                                    OTC Fund       Fund -- Class II Fund -- Class I  Fund -- Class I  Fund -- Class I
                              -------------------- ---------------- ---------------- ---------------- ----------------
Assets
Investments at fair
  market value (note 2a):....     $14,026,561         14,304,905       52,774,895       47,439,635       17,839,179
Dividend receivable..........              --                 --               --               --               --
Receivable from
  affiliate (note 4b)........               1                  1               --               --               --
Receivable for units sold....           2,129             46,453               --               --               --
                                  -----------         ----------       ----------       ----------       ----------
       Total assets..........      14,028,691         14,351,359       52,774,895       47,439,635       17,839,179
                                  -----------         ----------       ----------       ----------       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....             598                611            2,119            1,900              728
Payable for units
  withdrawn..................              --                 --           22,106          263,622              244
                                  -----------         ----------       ----------       ----------       ----------
       Total liabilities.....             598                611           24,225          265,522              972
                                  -----------         ----------       ----------       ----------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $14,028,093         14,350,748       52,680,059       47,174,113       17,838,207
   Variable deferred
     annuity contract
     owners in the
     annuitization period....              --                 --           70,611               --               --
   GE Life and Annuity
     (note 4d)...............              --                 --               --               --               --
                                  -----------         ----------       ----------       ----------       ----------
Net assets...................     $14,028,093         14,350,748       52,750,670       47,174,113       17,838,207
                                  ===========         ==========       ==========       ==========       ==========
Investments in
  securities, at cost........     $12,398,986         13,281,101       46,879,923       47,635,636       16,525,090
                                  ===========         ==========       ==========       ==========       ==========
Shares outstanding...........         974,744            848,956        3,821,499        4,360,261        1,582,891
                                  ===========         ==========       ==========       ==========       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                                         Van Kampen Life
                                           Scudder Variable Series II                    Investment Trust
                              ---------------------------------------------------- ----------------------------
                                                                       SVS Dreman
                                                                       Small Cap
                                                      SVS Dreman         Value       Comstock
                              Scudder Technology      High Return     Portfolio -- Portfolio -- Emerging Growth
                              Growth Portfolio -- Equity Portfolio --   Class B      Class II    Portfolio --
                                Class B Shares      Class B Shares       Shares       Shares    Class II Shares
                              ------------------- ------------------- ------------ ------------ ---------------
Assets
Investments at fair
  market value (note 2a):....        $578                5,763             --       69,002,883     9,772,085
Dividend receivable..........          --                   --             --               --            --
Receivable from
  affiliate (note 4b)........          --                   --             --                2            --
Receivable for units sold....          --                   --             --          254,311        88,973
                                     ----                -----             --       ----------     ---------
       Total assets..........         578                5,763             --       69,257,196     9,861,058
                                     ----                -----             --       ----------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           1                    1             --            2,945           413
Payable for units
  withdrawn..................          --                   --             --               --            --
                                     ----                -----             --       ----------     ---------
       Total liabilities.....           1                    1             --            2,945           413
                                     ----                -----             --       ----------     ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        $577                5,762             --       69,250,554     9,860,645
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --                   --             --            3,697            --
   GE Life and Annuity
     (note 4d)...............          --                   --             --               --            --
                                     ----                -----             --       ----------     ---------
Net assets...................        $577                5,762             --       69,254,251     9,860,645
                                     ====                =====             ==       ==========     =========
Investments in
  securities, at cost........        $516                5,174             --       58,802,456     8,635,676
                                     ====                =====             ==       ==========     =========
Shares outstanding...........          65                  456             --        5,040,386       378,177
                                     ====                =====             ==       ==========     =========

                See accompanying notes to financial statements

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Statements of Operations

                                              AIM Variable Insurance Funds
                            ---------------------------------------------------------------
                                                                AIM V.I.        AIM V.I.
                               AIM V.I.         AIM V.I.         Capital         Capital
                              Aggressive      Basic Value     Appreciation     Development
                            Growth Fund --      Fund --          Fund --         Fund --
                            Series I shares Series II shares Series I shares Series I shares
                            --------------- ---------------- --------------- ---------------
                                              Year ended December 31, 2004
                            ---------------------------------------------------------------
   Income -- Ordinary
     dividends.............     $   --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............         --            69,707           90,743            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............         --             4,293           12,237            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............        103                --               27           139
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............         --            42,051          150,536            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............         --            38,841           71,793            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............         --            86,539           16,966            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............         --             3,987            1,922            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............         --             2,755               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............         --               474               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............         --             1,616              858            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............         --                55               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............         --             1,027               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............         --                68               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............         --                --               --            --
                                ------         ---------        ---------         -----
Net investment income
  (expense)................       (103)         (251,413)        (345,082)         (139)
                                ------         ---------        ---------         -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................      2,178           259,606          272,017         3,510
   Change in unrealized
     appreciation
     (depreciation)........        293         1,661,209        1,163,768           586
   Capital gain
     distributions.........         --                --               --            --
                                ------         ---------        ---------         -----
Net realized and
  unrealized gain (loss)
  on investments...........      2,471         1,920,815        1,435,785         4,096
                                ------         ---------        ---------         -----
Increase (decrease) in
  net assets from
  operations...............     $2,368         1,669,402        1,090,703         3,957
                                ======         =========        =========         =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              AIM Variable Insurance Funds (continued)
                          --------------------------------------------------------------------------------
                                             AIM V.I.
                             AIM V.I.       Government                        AIM V.I.         AIM V.I.
                            Core Equity     Securities       AIM V.I.       International   Premier Equity
                              Fund --         Fund --     Growth Fund --   Growth Fund --       Fund --
                          Series I shares Series I shares Series I shares Series II shares  Series I shares
                          --------------- --------------- --------------- ----------------- ---------------
                                                                             Period from      Year ended
                                                                           November 15 to    December 31,
                                   Year ended December 31, 2004           December 31, 2004      2004
                          ----------------------------------------------  ----------------- ---------------
 Income -- Ordinary
   dividends.............      $ 46              111               --           1,500            146,832
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............        --               --           37,853              69            175,476
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............        --               --            4,649              --             13,545
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............        23              443               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............        --               --           90,066             110            225,495
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............        --               --           32,963              32             96,005
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............        --               --               --              42              9,845
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............        --               --               --              28                326
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............        --               --               --             123                689
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............        --               --               --              --                233
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............        --               --               --              --                 45
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............        --               --               --               7                  5
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............        --               --               --              54                  6
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............        --               --               --              --                 --
                               ----           ------         --------          ------          ---------
Net investment income
 (expense)...............        23             (332)        (165,531)          1,035           (374,838)
                               ----           ------         --------          ------          ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         1           (3,108)          19,980             555           (522,564)
 Change in unrealized
   appreciation
   (depreciation)........       269            7,321          799,135          12,878          2,089,583
 Capital gain
   distributions.........        --               --               --              --                 --
                               ----           ------         --------          ------          ---------
Net realized and
 unrealized gain (loss)
 on investments..........       270            4,213          819,115          13,433          1,567,019
                               ----           ------         --------          ------          ---------
Increase (decrease) in
 net assets from
 operations..............      $293            3,881          653,584          14,468          1,192,181
                               ====           ======         ========          ======          =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          AIM Variable Insurance Funds (continued)      The Alger American Fund
                          ---------------------------------------- ---------------------------------
                                                                                           Alger
                             AIM V.I.                                     Alger        American Small
                            Technology            AIM V.I.              American       Capitalization
                              Fund --         Utilities Fund --    Growth Portfolio --  Portfolio --
                          Series I shares      Series I shares       Class O Shares    Class O Shares
                          ---------------     -----------------    ------------------- --------------
                                     Year ended                                Year ended
                                  December 31, 2004                        December 31, 2004
                          ---------------------------------------- ---------------------------------
 Income -- Ordinary
   dividends.............     $   --                  60                        --               --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............         --                  --                    79,277           55,506
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............         --                  --                 1,076,313          652,549
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............         --                  --                   745,788          392,553
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............         --                  --                    85,688           46,202
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............        164                  14                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --                  --                        --               --
                              ------                 ---               -----------       ----------
Net investment income
 (expense)...............       (164)                 46                (1,987,066)      (1,146,810)
                              ------                 ---               -----------       ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      4,834                   2               (12,934,583)        (724,311)
 Change in unrealized
   appreciation
   (depreciation)........        647                 367                19,195,753       12,329,829
 Capital gain
   distributions.........         --                  --                        --               --
                              ------                 ---               -----------       ----------
Net realized and
 unrealized gain (loss)
 on investments..........      5,481                 369                 6,261,170       11,605,518
                              ------                 ---               -----------       ----------
Increase (decrease) in
 net assets from
 operations..............     $5,317                 415                 4,274,104       10,458,708
                              ======                 ===               ===========       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 AllianceBernstein Variable Products Series Fund, Inc.
                        -------------------------------------------------------------------------------------------------------
                         AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                         Growth and Income   International Value     Premier Growth      Small Cap Growth        Technology
                        Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B
                        -------------------- -------------------- -------------------- -------------------- --------------------
                                                 Period from
                             Year ended         November 15 to
                         December 31, 2004    December 31, 2004                    Year ended December 31, 2004
                        -------------------- -------------------- -------------------------------------------------------------
 Income -- Ordinary
   dividends...........     $ 1,308,809                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a)...........          17,359                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a)...........         171,514                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a)...........         828,260                259               149,543               31,027              16,397
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a)...........          94,997                 --                 8,395               11,762               1,267
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a)...........              --                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a)...........         982,756                120               194,590               67,500              12,838
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a)...........         473,589                 72                94,773               22,808               4,431
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type VIII (note 4a).              --                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a)...........         166,241                103                20,882                   --              18,311
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a)...........           4,067                  5                   147                   --                 174
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a)...........           1,645                 56                   429                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a)...........             632                 56                   108                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type
   XIII (note 4a)......           3,554                104                   958                   --                 110
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a)...........             598                 --                    30                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a)...........             359                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a)...........              --                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type XVII (note 4a).               5                  3                     6                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type XVIII (note 4a)              --                 --                    --                   --                  --
                            -----------             ------             ---------            ---------             -------
Net investment income
 (expense).............      (1,436,767)              (778)             (469,861)            (133,097)            (53,528)
                            -----------             ------             ---------            ---------             -------
Net realized and
 unrealized gain
 (loss) on investments:
 Net realized gain
   (loss)..............       4,781,889                378              (353,613)             467,078              50,732
 Change in unrealized
   appreciation
   (depreciation)......      12,527,216             24,134             2,832,762              833,062             175,844
 Capital gain
   distributions.......              --                 --                    --                   --                  --
                            -----------             ------             ---------            ---------             -------
Net realized and
 unrealized gain
 (loss) on investments.      17,309,105             24,512             2,479,149            1,300,140             226,576
                            -----------             ------             ---------            ---------             -------
Increase (decrease) in
 net assets from
 operations............     $15,872,338             23,734             2,009,288            1,167,043             173,048
                            ===========             ======             =========            =========             =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                American Century Variable Portfolios, Inc.
                            -------------------------------------------------
                            VP Income & Growth    VP Ultra        VP Value
                             Fund -- Class I   Fund -- Class I Fund -- Class I
                            ------------------ --------------- ---------------
                                       Year ended December 31, 2004
                            -------------------------------------------------
   Income -- Ordinary
     dividends.............        $ 45               --               --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............          46               30               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............          --               18              159
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............          --               --               --
                                   ----              ---            -----
Net investment income
  (expense)................          (1)             (48)            (159)
                                   ----              ---            -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................         215              763                1
   Change in unrealized
     appreciation
     (depreciation)........         131              (80)           1,411
   Capital gain
     distributions.........          --               --               --
                                   ----              ---            -----
Net realized and
  unrealized gain (loss)
  on investments...........         346              683            1,412
                                   ----              ---            -----
Increase (decrease) in
  net assets from
  operations...............        $345              635            1,253
                                   ====              ===            =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                    Dreyfus
                           ---------------------------------------------------------
                           The Dreyfus Socially  Dreyfus Investment  Dreyfus Variable
                               Responsible      Portfolios -- MidCap    Investment
                           Growth Fund, Inc. --  Stock Portfolio --   Fund -- Money
                              Initial Shares       Initial Shares    Market Portfolio
                           -------------------- -------------------- ----------------
                                          Year ended December 31, 2004
                           ---------------------------------------------------------
   Income -- Ordinary
     dividends............      $  22,469                 5                 11
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a)............          6,636                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a)............          1,473                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a)............         67,767                --                 16
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a)............         12,175                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a)............             --                18                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type
     XIII (note 4a).......             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type
     XVII (note 4a).......             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type
     XVIII (note 4a)......             --                --                 --
                                ---------               ---                 --
Net investment income
  (expense)...............        (65,582)              (13)                (5)
                                ---------               ---                 --
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       (105,537)                1                 --
   Change in unrealized
     appreciation
     (depreciation).......        424,759               114                 --
   Capital gain
     distributions........             --                32                 --
                                ---------               ---                 --
Net realized and
  unrealized gain (loss)
  on investments..........        319,222               147                 --
                                ---------               ---                 --
Increase (decrease) in
  net assets from
  operations..............      $ 253,640               134                 (5)
                                =========               ===                 ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                Evergreen Variable
                                       Eaton Vance Variable Trust                 Annuity Trust
                          ----------------------------------------------------  ------------------
                            VT Floating-        VT Income       VT Worldwide       Evergreen VA
                             Rate Income         Fund of       Health Sciences    Omega Fund --
                                Fund             Boston             Fund             Class 2
                          ----------------- ----------------- ----------------- ------------------
                                               Period from                         Period from
                             Year ended       January 1, to      Year ended        April 30, to
                          December 31, 2004 December 15, 2004 December 31, 2004 December 31, 2004
                          ----------------- ----------------- ----------------- ------------------
 Income -- Ordinary
   dividends.............     $658,199              480                 --                --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      121,524               --             46,968               217
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       11,238               --              3,574                 4
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       35,302              366             36,592                77
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       65,895               --             18,207                32
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............      115,886               --             30,532                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............        6,737               --              2,582               326
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............          471               --                539                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............          661               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --               --                 --                --
                              --------           ------           --------            ------
Net investment income
 (expense)...............      300,485              114           (138,994)             (656)
                              --------           ------           --------            ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       29,059            2,656             77,914                95
 Change in unrealized
   appreciation
   (depreciation)........        9,073           (2,765)           391,786            11,558
 Capital gain
   distributions.........           --               --                 --                --
                              --------           ------           --------            ------
Net realized and
 unrealized gain (loss)
 on investments..........       38,132             (109)           469,700            11,653
                              --------           ------           --------            ------
Increase (decrease) in
 net assets from
 operations..............     $338,617                5            330,706            10,997
                              ========           ======           ========            ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Federated Insurance Series
                          ----------------------------------------------------------------------
                          Federated               Federated   Federated
                           American              High Income High Income               Federated
                           Leaders    Federated     Bond        Bond       Federated    Kaufmann
                          Fund II --   Capital   Fund II --  Fund II --  International Fund II --
                           Primary     Income      Primary     Service   Small Company  Service
                            Shares     Fund II     Shares      Shares       Fund II      Shares
                          ---------- ----------  ----------- ----------- ------------- ----------
                                               Year ended December 31, 2004
                          ----------------------------------------------------------------------
 Income -- Ordinary
   dividends............. $  965,907  1,125,624   4,845,669   2,830,866       --           1,069
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............     32,957     18,636      33,043          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    619,821    237,854     550,886          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............    272,226     88,120     357,139     212,443       --          67,151
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............     29,606      9,130      28,157      30,730       --           6,086
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         --         --          --          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --         --          --     221,468       --          96,024
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --         --          --     127,651       --          59,736
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --         --          --          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --         --          --      52,626       --         106,601
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --         --          --       1,425       --          10,530
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --         --          --         759       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --         --          --         142       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --         --          --           9       --             232
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --         --          --           2       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --         --          --         108       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --         --          --          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --         --          --           2       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --         --          --          --       --              --
                          ---------- ----------   ---------   ---------       --       ---------
Net investment income
 (expense)...............     11,297    771,884   3,876,444   2,183,501       --        (345,291)
                          ---------- ----------   ---------   ---------       --       ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    882,003 (1,992,815)  1,315,990   1,133,610       --         374,520
 Change in unrealized
   appreciation
   (depreciation)........  4,091,002  3,116,621     353,421     117,795       --       3,214,996
 Capital gain
   distributions.........         --         --          --          --       --              --
                          ---------- ----------   ---------   ---------       --       ---------
Net realized and
 unrealized gain (loss)
 on investments..........  4,973,005  1,123,806   1,669,411   1,251,405       --       3,589,516
                          ---------- ----------   ---------   ---------       --       ---------
Increase (decrease) in
 net assets from
 operations.............. $4,984,302  1,895,690   5,545,855   3,434,906       --       3,244,225
                          ========== ==========   =========   =========       ==       =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Fidelity Variable Insurance Products Fund
                          ---------------------------------------------------------------------------------
                                                                                 VIP Dynamic
                                         VIP Asset                      VIP        Capital         VIP
                            VIP Asset   Manager/SM/       VIP      Contrafund(R) Appreciation    Equity-
                           Manager/SM/  Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income
                          Portfolio --    Service    Portfolio --     Service      Service    Portfolio --
                          Initial Class   Class 2    Initial Class    Class 2      Class 2    Initial Class
                          ------------- ------------ ------------- ------------- ------------ -------------
                                        Period from
                           Year ended   April 30, to
                          December 31,    December
                              2004        31, 2004                Year ended December 31, 2004
                          ------------- ------------ ------------------------------------------------------
 Income -- Ordinary
   dividends.............  $ 5,384,498         --      1,190,985       189,178          --      6,884,880
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............    1,454,844         --        342,420            --          --        859,796
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............      633,175         --      2,946,947            --          --      3,648,162
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      246,837      2,343      1,532,521       471,180       2,388      1,315,783
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       20,459        540        172,213        64,218          --        116,368
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --         --             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............           --      1,776             --       564,549       1,000             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............           --      2,218             --       300,469       6,345             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --         --             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --      3,320             --       164,122       4,222             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --      1,447             --        18,287         544             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --      8,873             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --      3,801             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --        198             --         1,287          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --      1,059             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --      2,319             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --         --             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --      2,059             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --        142             --            --          --             --
                           -----------    -------     ----------    ----------     -------     ----------
Net investment income
 (expense)...............    3,029,183    (30,095)    (3,803,116)   (1,394,934)    (14,499)       944,771
                           -----------    -------     ----------    ----------     -------     ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (2,161,980)    11,006     10,698,264     3,696,239     (27,650)    10,072,206
 Change in unrealized
   appreciation
   (depreciation)........    6,367,899    263,953     38,876,525    11,237,102      64,853     26,836,303
 Capital gain
   distributions.........           --         --             --            --          --      1,644,721
                           -----------    -------     ----------    ----------     -------     ----------
Net realized and
 unrealized gain (loss)
 on investments..........    4,205,919    274,959     49,574,789    14,933,341      37,203     38,553,230
                           -----------    -------     ----------    ----------     -------     ----------
Increase (decrease) in
 net assets from
 operations..............  $ 7,235,102    244,864     45,771,673    13,538,407      22,704     39,498,001
                           ===========    =======     ==========    ==========     =======     ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    Fidelity Variable Insurance Products Fund (continued)
                          ------------------------------------------------------------------------
                            VIP Equity-   VIP Growth &   VIP Growth &    VIP Growth
                              Income         Income         Income      Opportunities  VIP Growth
                           Portfolio --   Portfolio --   Portfolio --   Portfolio --  Portfolio --
                          Service Class 2 Initial Class Service Class 2 Initial Class Initial Class
                          --------------- ------------- --------------- ------------- -------------
                                                Year ended December 31, 2004
                          ------------------------------------------------------------------------
 Income -- Ordinary
   dividends.............   $ 1,589,128       904,370        229,365        187,757        708,156
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............            --        41,242             --         14,137        659,923
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............            --       819,678             --        295,056      1,745,730
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............       566,333       526,385        148,673        144,258      1,026,035
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............        73,768        66,137         11,926         19,887         79,337
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............            --           188             --             11             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       639,130            --        171,026             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       393,924            --        100,283             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............            --            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       186,610            --         50,013             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         6,669            --          4,185             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           560            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           622            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           750            --              1             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............            32            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           336            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............            --            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............            68            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............            --            --             --             --             --
                            -----------     ---------      ---------     ----------    -----------
Net investment income
 (expense)...............      (279,674)     (549,260)      (256,742)      (285,592)    (2,802,869)
                            -----------     ---------      ---------     ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     3,210,895      (980,512)       441,612     (1,369,662)   (12,943,731)
 Change in unrealized
   appreciation
   (depreciation)........     8,163,170     5,389,008      1,063,556      3,243,075     19,129,087
 Capital gain
   distributions.........       414,136            --             --             --             --
                            -----------     ---------      ---------     ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments..........    11,788,201     4,408,496      1,505,168      1,873,413      6,185,356
                            -----------     ---------      ---------     ----------    -----------
Increase (decrease) in
 net assets from
 operations..............   $11,508,527     3,859,236      1,248,426      1,587,821      3,382,487
                            ===========     =========      =========     ==========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Fidelity Variable Insurance Products Fund (continued)
                          --------------------------------------------------------------------------
                                                                                         VIP Value
                            VIP Growth     VIP Mid Cap    VIP Mid Cap   VIP Overseas    Strategies
                           Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                          Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                          --------------- ------------- --------------- ------------- ---------------
                                                                                        Period from
                                                                                       April 30, to
                                                                                       December 31,
                                         Year ended December 31, 2004                      2004
                          ----------------------------------------------------------  ---------------
 Income -- Ordinary
   dividends.............   $   70,702           --               --        839,977            --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............           --           --           17,551        243,605            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............           --           --          198,085        486,221            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      220,261           --          628,951        295,200           749
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       41,067           --           64,625         27,614           107
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --          313               --            213            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............      330,952           --          822,995             --           827
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............      167,913           --          361,746             --           901
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --           --               --             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       93,479           --          206,729             --         1,637
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............          326           --           12,117             --         1,025
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............          801           --            1,572             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           19           --              724             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............          295           --              536             --             6
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............          353           --              288             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............          179           --              668             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --           --               --             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           79           --               53             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --           --               --             --            --
                            ----------        -----       ----------      ---------       -------
Net investment income
 (expense)...............     (785,022)        (313)      (2,316,640)      (212,876)       (5,252)
                            ----------        -----       ----------      ---------       -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      718,583        9,855       11,164,194      4,407,381        17,016
 Change in unrealized
   appreciation
   (depreciation)........      638,623         (237)      23,897,054      4,530,773       152,399
 Capital gain
   distributions.........           --           --               --             --            --
                            ----------        -----       ----------      ---------       -------
Net realized and
 unrealized gain (loss)
 on investments..........    1,357,206        9,618       35,061,248      8,938,154       169,415
                            ----------        -----       ----------      ---------       -------
Increase (decrease) in
 net assets from
 operations..............   $  572,184        9,305       32,744,608      8,725,278       164,163
                            ==========        =====       ==========      =========       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Franklin Templeton Variable Insurance Products Trust
                          --------------------------------------------------------------------
                                                                                     Templeton
                          Franklin Large                                  Templeton    Global
                            Cap Growth   Mutual Shares                     Foreign     Asset
                            Securities    Securities       Templeton      Securities Allocation
                             Fund --        Fund --    Foreign Securities  Fund --    Fund --
                             Class 2        Class 2         Fund --        Class 2    Class 2
                              Shares        Shares       Class I Shares     Shares     Shares
                          -------------- ------------- ------------------ ---------- ----------
                                                          Period from
                                   Year ended           December 15, to        Year ended
                               December 31, 2004       December 31, 2004    December 31, 2004
                          ---------------------------  ------------------ --------------------
 Income -- Ordinary
   dividends.............      $ 6            --               --             224        --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............       --            --                2              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............       --            --               19              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       --             5               --             242         2
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       14            --               --              53        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............       --            --               --              --        --
                               ---            --              ---           -----        --
Net investment income
 (expense)...............       (8)           (5)             (21)            (71)       (2)
                               ---            --              ---           -----        --
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       --            24               --           4,266        73
 Change in unrealized
   appreciation
   (depreciation)........       47            --              784            (938)       --
 Capital gain
   distributions.........       --            --               --              --        --
                               ---            --              ---           -----        --
Net realized and
 unrealized gain (loss)
 on investments..........       47            24              784           3,328        73
                               ---            --              ---           -----        --
Increase (decrease) in
 net assets from
 operations..............      $39            19              763           3,257        71
                               ===            ==              ===           =====        ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                  GE Investments Funds, Inc.
                          --------------------------------------------------------------------------
                            Global                International   Mid-Cap     Money        Premier
                            Income      Income       Equity       Equity      Market    Growth Equity
                             Fund        Fund         Fund         Fund        Fund         Fund
                          ----------  ----------  ------------- ----------  ----------  -------------
                                                 Year ended December 31, 2004
                          --------------------------------------------------------------------------
 Income -- Ordinary
   dividends............. $  807,033   6,390,586      495,241    2,197,577   3,199,733      783,758
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............     13,425     107,277       12,487       70,170     211,860       23,212
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    104,431     743,830      183,135      897,679   1,500,475      377,414
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type III (note 4a)....         --     720,504      130,150    1,146,250   1,821,922      783,172
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............         --      82,667       18,908      105,254     338,849      103,151
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         --         284          158          251       9,630           80
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --     159,089           --      577,452     526,257      336,779
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --     143,519           --      265,958     309,906      169,448
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --          --           --           --          --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --     101,510           --      107,935     179,035      148,851
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --       5,025           --        4,971       6,764        3,142
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --       2,222           --          712       4,821           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --         452           --          312       2,177           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --         708           --          971         715        3,754
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --           5           --          202       1,259           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --          12           --          150       1,724           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --          --           --           --          --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --         151           --           --         114           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --          --           --           --          --           --
                          ----------  ----------   ----------   ----------  ----------   ----------
Net investment income
 (expense)...............    689,177   4,323,331      150,403     (980,690) (1,715,775)  (1,165,245)
                          ----------  ----------   ----------   ----------  ----------   ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    (13,481) (1,267,226)  (1,164,596)   9,312,867          --    3,912,180
 Change in unrealized
   appreciation
   (depreciation)........    554,445  (1,765,333)   6,588,127      478,207          --    3,283,022
 Capital gain
   distributions.........         --   1,259,033           --   19,408,411          --           --
                          ----------  ----------   ----------   ----------  ----------   ----------
Net realized and
 unrealized gain (loss)
 on investments..........    540,964  (1,773,526)   5,423,531   29,199,485          --    7,195,202
                          ----------  ----------   ----------   ----------  ----------   ----------
Increase (decrease) in
 net assets from
 operations.............. $1,230,141   2,549,805    5,573,934   28,218,795  (1,715,775)   6,029,957
                          ==========  ==========   ==========   ==========  ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         GE Investments Funds, Inc. (continued)
                          -------------------------------------------------------------------
                          Real Estate S&P 500(R)  Small-Cap     Total       U.S.      Value
                          Securities    Index    Value Equity   Return     Equity     Equity
                             Fund        Fund        Fund        Fund       Fund       Fund
                          ----------- ---------- ------------ ---------- ---------  ---------
                                              Year ended December 31, 2004
                          -------------------------------------------------------------------
 Income -- Ordinary
   dividends............. $ 6,513,639  8,548,450   5,714,043   5,948,136 1,317,177    394,888
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............      69,501    218,144       5,478     122,109    12,448         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............     722,258  3,404,400      81,559     968,129   387,970         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............     543,247  2,392,201     416,917     956,614   574,639    124,910
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............      40,390    244,416      47,189     122,132    48,334     35,818
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         626      1,248          --         212       384         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............      80,783    960,555     493,937          --   260,317    179,650
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............      40,593    485,168     212,414     309,881   178,725    102,477
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............          --         --          --   1,464,226        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............      71,624    257,015     101,495     643,145    71,613     42,818
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............       2,731      7,437       5,720     149,901     1,804      2,664
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............          --         --         570     104,879        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............          --         --         127      65,788        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         433        483       1,240      27,121        --          4
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............          --         --         124      42,245        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............          --         --          85      23,025        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............          --         --          --         860        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............          --         --          --       5,535        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............          --         --          --       1,389        --         --
                          ----------- ----------  ----------  ---------- ---------  ---------
Net investment income
 (expense)...............   4,941,453    577,383   4,347,188     940,945  (219,057)   (93,453)
                          ----------- ----------  ----------  ---------- ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   5,629,540    161,362   4,983,828   3,411,934 1,357,242    631,327
 Change in unrealized
   appreciation
   (depreciation)........   9,231,361 43,542,840      66,760  19,713,038 5,088,086  1,949,212
 Capital gain
   distributions.........   9,845,407         --   2,108,850   4,810,827        --         --
                          ----------- ----------  ----------  ---------- ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments..........  24,706,308 43,704,202   7,159,438  27,935,799 6,445,328  2,580,539
                          ----------- ----------  ----------  ---------- ---------  ---------
Increase (decrease) in
 net assets from
 operations.............. $29,647,761 44,281,585  11,506,626  28,876,744 6,226,271  2,487,086
                          =========== ==========  ==========  ========== =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Goldman Sachs Variable Greenwich Street
                             Insurance Trust        Series Fund         Janus Aspen Series
                          ---------------------- ----------------- ----------------------------
                                                 Salomon Brothers
                            Goldman    Goldman       Variable        Balanced
                             Sachs      Sachs       Aggressive     Portfolio --     Balanced
                          Growth and   Mid Cap        Growth       Institutional  Portfolio --
                          Income Fund Value Fund Fund -- Class II     Shares     Service Shares
                          ----------- ---------- ----------------- ------------- --------------
                                Year ended          Year ended              Year ended
                            December 31, 2004    December 31, 2004      December 31, 2004
                          ---------------------- ----------------- ----------------------------
 Income -- Ordinary
   dividends............. $  479,241   7,643,589           --        7,738,007     2,687,315
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............      9,784     135,563           --          297,978            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    189,494   1,115,323           --        3,143,744            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............    154,815   1,048,573       15,370        1,672,834       440,747
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............     22,501      97,685        1,393          132,724        40,163
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         --          --           --               --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --          --       22,418               --       853,814
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --          --        6,752               --       433,663
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --          --           --               --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --          --       17,381               --        95,577
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --          --        1,454               --         3,105
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --          --          239               --         5,094
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --          --          599               --           590
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --          --          594               --           133
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --          --           22               --           888
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --          --          254               --         3,158
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --          --           --               --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --          --           --               --            92
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --          --           --               --           143
                          ----------  ----------      -------       ----------     ---------
Net investment income
 (expense)...............    102,647   5,246,445      (66,476)       2,490,727       810,148
                          ----------  ----------      -------       ----------     ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)  1,013,277  11,043,349       53,414          (33,278)    1,718,059
 Change in unrealized
   appreciation
   (depreciation)........  3,241,395  10,142,800      308,717       20,696,455     5,355,519
 Capital gain
   distributions.........         --   9,752,987           --               --            --
                          ----------  ----------      -------       ----------     ---------
Net realized and
 unrealized gain (loss)
 on investments..........  4,254,672  30,939,136      362,131       20,663,177     7,073,578
                          ----------  ----------      -------       ----------     ---------
Increase (decrease) in
 net assets from
 operations.............. $4,357,319  36,185,581      295,655       23,153,904     7,883,726
                          ==========  ==========      =======       ==========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               Janus Aspen Series (continued)
                          ------------------------------------------------------------------------
                             Capital
                          Appreciation     Capital      Core Equity  Flexible Income  Global Life
                          Portfolio --   Appreciation  Portfolio --   Portfolio --      Sciences
                          Institutional  Portfolio --  Institutional  Institutional   Portfolio --
                             Shares     Service Shares    Shares         Shares      Service Shares
                          ------------- -------------- ------------- --------------- --------------
                                                Year ended December 31, 2004
                          ------------------------------------------------------------------------
 Income -- Ordinary
   dividends.............  $   354,951        5,746           6         3,404,964             --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............       77,406           --          --            43,274          5,010
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    1,019,754           --          --           576,984         66,090
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      960,763       95,029          --           290,508        100,085
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       77,184        9,527          --            23,933          6,294
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           21           --          34               276             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............           --      160,398          --                --         57,811
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............           --       56,316          --                --         12,987
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --       23,563          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --           60          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --           --          --                --             --
                           -----------    ---------         ---        ----------      ---------
Net investment income
 (expense)...............   (1,780,177)    (339,147)        (28)        2,469,989       (248,277)
                           -----------    ---------         ---        ----------      ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (6,349,657)     359,195           4            90,887        631,411
 Change in unrealized
   appreciation
   (depreciation)........   29,954,685    3,387,633         650        (1,635,540)     1,112,733
 Capital gain
   distributions.........           --           --          --           495,170             --
                           -----------    ---------         ---        ----------      ---------
Net realized and
 unrealized gain (loss)
 on investments..........   23,605,028    3,746,828         654        (1,049,483)     1,744,144
                           -----------    ---------         ---        ----------      ---------
Increase (decrease) in
 net assets from
 operations..............  $21,824,851    3,407,681         626         1,420,506      1,495,867
                           ===========    =========         ===        ==========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                      Janus Aspen Series (continued)
                          -------------------------------------------------------------------------------------
                              Global                                            International     International
                            Technology          Growth            Growth            Growth            Growth
                           Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                          Service Shares Institutional Shares Service Shares Institutional Shares Service Shares
                          -------------- -------------------- -------------- -------------------- --------------
                                                       Year ended December 31, 2004
                          -------------------------------------------------------------------------------------
 Income -- Ordinary
   dividends.............  $        --           286,910               --            820,249          206,077
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............       17,042           290,019               --             58,960               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............       74,734         1,681,214               --            780,312               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      119,400           972,218           68,375            430,717           83,067
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       10,378            97,170           14,901             61,114           22,022
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --                --               --                381               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       54,916                --          143,676                 --          166,390
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       20,584                --           52,867                 --           62,595
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --                --               --                 --           34,668
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --                --               --                 --              890
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --                --               --                 --            1,874
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --                --               --                 --              314
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --                --               --                 --            1,276
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --                --               --                 --              680
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --                --               --                 --               --
                           -----------       -----------         --------         ----------        ---------
Net investment income
 (expense)...............     (297,054)       (2,753,711)        (279,819)          (511,235)        (167,699)
                           -----------       -----------         --------         ----------        ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     (770,771)      (12,034,080)        (428,340)         3,160,892        1,719,974
 Change in unrealized
   appreciation
   (depreciation)........      (19,532)       19,403,215          940,240         11,621,055        2,268,702
 Capital gain
   distributions.........           --                --               --                 --               --
                           -----------       -----------         --------         ----------        ---------
Net realized and
 unrealized gain (loss)
 on investments..........     (790,303)        7,369,135          511,900         14,781,947        3,988,676
                           -----------       -----------         --------         ----------        ---------
Increase (decrease) in
 net assets from
 operations..............  $(1,087,357)        4,615,424          232,081         14,270,712        3,820,977
                           ===========       ===========         ========         ==========        =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Janus Aspen Series (continued)
                          ----------------------------------------------------------------------
                                Mid Cap           Mid Cap          Worldwide         Worldwide
                                 Growth            Growth            Growth            Growth
                              Portfolio --      Portfolio --      Portfolio --      Portfolio --
                          Institutional Shares Service Shares Institutional Shares Service Shares
                          -------------------- -------------- -------------------- --------------
                                               Year ended December 31, 2004
                          ----------------------------------------------------------------------
 Income -- Ordinary
   dividends.............     $         --              --          2,368,109          188,975
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............          134,774              --            343,934               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............        1,006,410              --          2,250,840               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............          703,953          62,758            809,085           89,281
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............           73,809           7,087             93,391            7,954
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............               --         114,971                 --          172,140
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............               --          31,865                 --           70,531
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............               --              --                 --               --
                              ------------       ---------        -----------         --------
Net investment income
 (expense)...............       (1,918,946)       (216,681)        (1,129,141)        (150,931)
                              ------------       ---------        -----------         --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      (17,151,565)        135,723        (18,838,312)          68,401
 Change in unrealized
   appreciation
   (depreciation)........       41,941,739       2,452,204         26,250,152          518,585
 Capital gain
   distributions.........               --              --                 --               --
                              ------------       ---------        -----------         --------
Net realized and
 unrealized gain (loss)
 on investments..........       24,790,174       2,587,927          7,411,840          586,986
                              ------------       ---------        -----------         --------
Increase (decrease) in
 net assets from
 operations..............     $ 22,871,228       2,371,246          6,282,699          436,055
                              ============       =========        ===========         ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         J.P. Morgan Series Trust II
                            ------------------------------------------------------
                                                                        U.S. Large
                                      International  Mid Cap    Small    Cap Core
                              Bond       Equity       Value    Company    Equity
                            Portfolio   Portfolio   Portfolio Portfolio Portfolio
                            --------- ------------- --------- --------- ----------
                                         Year ended December 31, 2004
                            ------------------------------------------------------
   Income -- Ordinary
     dividends.............  $2,239          2          126       --        --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............     513          6          274       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............     186         --           10       19        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............      --         --           --       --        --
                             ------        ---       ------      ---        --
Net investment income
  (expense)................   1,540         (4)        (158)     (19)       --
                             ------        ---       ------      ---        --
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................     (68)       134        6,268        4        --
   Change in unrealized
     appreciation
     (depreciation)........    (724)       (11)      (2,373)     312        --
   Capital gain
     distributions.........     443         --           23       --        --
                             ------        ---       ------      ---        --
Net realized and
  unrealized gain (loss)
  on investments...........    (349)       123        3,918      316        --
                             ------        ---       ------      ---        --
Increase (decrease) in
  net assets from
  operations...............  $1,191        119        3,760      297        --
                             ======        ===       ======      ===        ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Merrill Lynch Variable Series Fund, Inc.
                            ----------------------------------------------------
                             Merrill Lynch    Merrill Lynch      Merrill Lynch
                              Basic Value    Large Cap Growth Value Opportunities
                              V.I. Fund --     V.I. Fund --      V.I. Fund --
                            Class III Shares Class III Shares  Class III Shares
                            ---------------- ---------------- -------------------
                                 Period from April 30, to December 31, 2004
                            ----------------------------------------------------
   Income -- Ordinary
     dividends.............     $ 26,391             450             94,619
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............          830             797              1,149
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............          123              93                  5
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............        1,667             439              1,204
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............        5,419             834                810
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............        2,072             337              1,138
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............          754             147                261
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............          259              --                 22
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............          168              --                132
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............           13              --                 95
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............          108              --                 54
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............           --              --                 --
                                --------          ------           --------
Net investment income
  (expense)................       14,978          (2,197)            89,749
                                --------          ------           --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................        7,850          18,187              6,673
   Change in unrealized
     appreciation
     (depreciation)........      145,944          34,315           (242,448)
   Capital gain
     distributions.........        3,945              --            254,217
                                --------          ------           --------
Net realized and
  unrealized gain (loss)
  on investments...........      157,739          52,502             18,442
                                --------          ------           --------
Increase (decrease) in
  net assets from
  operations...............     $172,717          50,305            108,191
                                ========          ======           ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                  MFS(R) Variable Insurance Trust
                            ------------------------------------------------------------------------------------------
                            MFS(R) Investors  MFS(R) Investors                      MFS(R) Strategic    MFS(R) Total
                              Growth Stock    Trust Series --  MFS(R) New Discovery      Income       Return Series --
                            Series -- Service  Service Class    Series -- Service   Series -- Service  Service Class
                              Class Shares         Shares          Class Shares       Class Shares         Shares
                            ----------------- ---------------- -------------------- ----------------- ----------------
                                                                    Year ended December 31, 2004
                            ------------------------------------------------------------------------------------------
 Income -- Ordinary
  dividends................    $       --           91,419                 --              --                443
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)................            --               --              3,565              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a).....            --               --             53,207              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III (note
  4a)......................        87,102           77,264            220,791              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)................        16,312           13,107             30,493              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)................            --               --                 --              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)................       183,328          141,631            229,338              --                422
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)................        65,308           68,110             82,221              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)................            --               --                 --              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)................        46,164           27,261             56,328              --                 18
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)................         1,410              289              1,876              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)................            62               --                639              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)................             1               --                 50              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)................            --                1                394              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)................            --               --                 68              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)................            --               --                316              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)................            --               --                 --              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)................            --               --                  3              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)................            --               --                 --              --                 --
                               ----------        ---------          ---------              --              -----
Net investment income
 (expense).................      (399,687)        (236,244)          (679,289)             --                  3
                               ----------        ---------          ---------              --              -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)..       (10,388)         215,751          1,128,909              --                 80
 Change in unrealized
  appreciation
  (depreciation)...........     2,224,980        1,918,019            980,456              --              2,576
 Capital gain
  distributions............            --               --                 --              --                 --
                               ----------        ---------          ---------              --              -----
Net realized and
 unrealized gain (loss)
 on investments............     2,214,592        2,133,770          2,109,365              --              2,656
                               ----------        ---------          ---------              --              -----
Increase (decrease) in
 net assets from
 operations................    $1,814,905        1,897,526          1,430,076              --              2,659
                               ==========        =========          =========              ==              =====

                            -----------------

                            MFS(R) Utilities
                            Series -- Service
                              Class Shares
                            -----------------

                            -----------------
 Income -- Ordinary
  dividends................       391,706
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a).....            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III (note
  4a)......................       119,340
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)................        13,815
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)................       212,721
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)................       104,233
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)................        41,834
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)................         1,436
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)................            --
                                ---------
Net investment income
 (expense).................      (101,673)
                                ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)..     1,510,137
 Change in unrealized
  appreciation
  (depreciation)...........     6,923,010
 Capital gain
  distributions............            --
                                ---------
Net realized and
 unrealized gain (loss)
 on investments............     8,433,147
                                ---------
Increase (decrease) in
 net assets from
 operations................     8,331,474
                                =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Nations Separate Account Trust  Oppenheimer Variable Account Funds
                          -------------------------------  ---------------------------------
                                           Nations Marsico Oppenheimer
                                            International  Aggressive  Oppenheimer Aggressive
                          Nations Marsico   Opportunities    Growth      Growth Fund/VA --
                          Growth Portfolio    Portfolio      Fund/VA       Service Shares
                          ---------------- --------------- ----------- ----------------------
                            Year ended December 31, 2004      Year ended December 31, 2004
                          -------------------------------  ---------------------------------
 Income -- Ordinary
   dividends.............    $       --          99,776            --              --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............            --              --       296,830              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............            --              --       786,656              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............        47,234          51,692       306,328          25,953
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............         8,869           7,636        29,501           5,178
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............            --              --            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       109,300          90,541            --           7,679
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............        86,085          54,140            --           4,975
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............            --              --            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       127,444          85,245            --          17,524
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         5,561           8,768            --             538
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         1,639           2,837            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           797           1,847            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         1,807           1,018            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           415           1,042            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           766           1,073            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............            --              --            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............            --              57            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............            --              --            --              --
                             ----------       ---------    ----------         -------
Net investment income
 (expense)...............      (389,917)       (206,120)   (1,419,315)        (61,847)
                             ----------       ---------    ----------         -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       501,022         730,355    (5,323,519)        115,684
 Change in unrealized
   appreciation
   (depreciation)........     3,371,401       2,982,227    23,748,494         629,593
 Capital gain
   distributions.........            --          52,035            --              --
                             ----------       ---------    ----------         -------
Net realized and
 unrealized gain (loss)
 on investments..........     3,872,423       3,764,617    18,424,975         745,277
                             ----------       ---------    ----------         -------
Increase (decrease) in
 net assets from
 operations..............    $3,482,506       3,558,497    17,005,660         683,430
                             ==========       =========    ==========         =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Oppenheimer Variable Account Funds (continued)
                          -------------------------------------------------------------------------
                                                                                       Oppenheimer
                                                                         Oppenheimer     Capital
                          Oppenheimer       Oppenheimer      Oppenheimer   Capital     Appreciation
                            Balanced    Balanced Fund/VA --     Bond     Appreciation   Fund/VA --
                            Fund/VA       Service Shares       Fund/VA     Fund/VA    Service Shares
                          ------------ --------------------- ----------- ------------ --------------
                           Year ended
                          December 31, Period from April 30,
                              2004     to December 31, 2004       Year ended December 31, 2004
                          ------------ --------------------- --------------------------------------
 Income -- Ordinary
   dividends.............  $  789,219              --         4,587,131      586,015       20,143
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............     175,019              --            95,211      277,128           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............     589,679              --           811,786    1,493,004           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............     288,338           4,713           391,367      679,217       43,967
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............      27,085             220            30,978       81,424        8,394
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............          --              --                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............          --           2,800                --           --       28,852
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............          --           4,275                --           --       25,528
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............          --              --                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............          --           4,974                --           --       48,067
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............          --           5,702                --           --        4,530
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............          --           4,858                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............          --           1,605                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............          --              22                --           --          679
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............          --             878                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............          --           2,253                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............          --              --                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............          --           2,071                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............          --             143                --           --           --
                           ----------         -------         ---------   ----------     --------
Net investment income
 (expense)...............    (290,902)        (34,514)        3,257,789   (1,944,758)    (139,874)
                           ----------         -------         ---------   ----------     --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   1,616,659          14,024           246,997    1,203,001      174,624
 Change in unrealized
   appreciation
   (depreciation)........   5,166,701         557,213           (42,183)   9,727,639      605,023
 Capital gain
   distributions.........          --              --                --           --           --
Net realized and
 unrealized gain (loss)
 on investments..........   6,783,360         571,237           204,814   10,930,640      779,647
                           ----------         -------         ---------   ----------     --------
Increase (decrease) in
 net assets from
 operations..............  $6,492,458         536,723         3,462,603    8,985,882      639,773
                           ==========         =======         =========   ==========     ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Oppenheimer Variable Account Funds (continued)
                            -------------------------------------------------------
                             Oppenheimer                               Oppenheimer
                                Global                  Oppenheimer    Main Street
                              Securities   Oppenheimer  Main Street     Small Cap
                              Fund/VA --   High Income   Fund/VA --     Fund/VA --
                            Service Shares   Fund/VA   Service Shares Service Shares
                            -------------- ----------- -------------- --------------
                                          Year ended December 31, 2004
                            -------------------------------------------------------
   Income -- Ordinary
     dividends.............  $   863,141    6,720,852      379,598             --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............           --      173,331           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............           --      853,173           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............      297,696      317,537      200,487         60,280
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............       53,824       38,096       30,525          7,571
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............           --           --           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............      551,923           --      374,463         56,429
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............      196,625           --      191,882         49,472
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............           --           --           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............      126,860           --       60,477         71,827
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............        8,646           --        1,866          1,848
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............           --           --           --            398
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............           --           --           --            431
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............        1,457           --          675            409
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............           --           --           --            158
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............           --           --           --            128
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............           --           --           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............           --           --           --             36
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............           --           --           --             --
                             -----------   ----------    ---------      ---------
Net investment income
  (expense)................     (373,890)   5,338,715     (480,777)      (248,987)
                             -----------   ----------    ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................    4,042,632   (1,427,269)   1,128,440        482,893
   Change in unrealized
     appreciation
     (depreciation)........   10,271,107    2,793,471    3,473,483      2,858,878
   Capital gain
     distributions.........           --           --           --             --
Net realized and
  unrealized gain (loss)
  on investments...........   14,313,739    1,366,202    4,601,923      3,341,771
                             -----------   ----------    ---------      ---------
Increase (decrease) in
  net assets from
  operations...............  $13,939,849    6,704,917    4,121,146      3,092,784
                             ===========   ==========    =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          PBHG Insurance Series
                               Fund, Inc.                      PIMCO Variable Insurance Trust
                          --------------------  ------------------------------------------------------------
                                                 Foreign Bond
                                                  Portfolio                      Long-Term
                                       PBHG      (U.S. Dollar    High Yield   U.S. Government  Total Return
                            PBHG     Large Cap    Hedged) --    Portfolio --   Portfolio --    Portfolio --
                          Growth II   Growth    Administrative Administrative Administrative  Administrative
                          Portfolio  Portfolio   Class Shares   Class Shares   Class Shares    Class Shares
                          ---------  ---------  -------------- -------------- --------------- --------------
                               Year ended
                            December 31, 2004                   Year ended December 31, 2004
                          --------------------  ------------------------------------------------------------
 Income -- Ordinary
  dividends.............. $      --         --     345,912       6,102,650       2,872,160      6,602,304
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)..............     9,473     17,420          --              --              --         10,192
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a)...   161,076    237,033          --              --              --        202,405
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III
  (note 4a)..............        --         --      55,124         395,979         344,956        989,763
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)..............        --         --       5,867          50,316          32,759        193,990
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)..............        --         --          --              --              --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)..............        --         --      82,018         521,994         367,692      1,408,641
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)..............        --         --      29,624         304,531         279,551        902,022
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)..............        --         --          --              --              --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)..............        --         --          --         165,658          58,423        324,837
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)..............        --         --          --           4,445             114          9,409
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)..............        --         --          --             534             177          5,007
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)..............        --         --          --             442             298          2,592
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)..............        --         --          --           1,719           3,335          3,972
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)..............        --         --          --             274             339          1,244
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)..............        --         --          --             355              43          2,597
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)..............        --         --          --              --              --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)..............        --         --          --              28               5             19
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)..............        --         --          --              --              --             --
                          ---------  ---------     -------       ---------       ---------      ---------
Net investment income
 (expense)...............  (170,549)  (254,453)    173,279       4,656,375       1,784,468      2,545,614
                          ---------  ---------     -------       ---------       ---------      ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)  (118,187)  (381,930)     19,116       1,329,609         379,401      1,435,932
 Change in unrealized
  appreciation
  (depreciation).........   760,934  1,841,615      90,885         554,894         436,797      1,457,881
 Capital gain
  distributions..........        --         --     111,556              --       1,008,223      2,363,875
                          ---------  ---------     -------       ---------       ---------      ---------
Net realized and
 unrealized gain (loss)
 on investments..........   642,747  1,459,685     221,557       1,884,503       1,824,421      5,257,688
                          ---------  ---------     -------       ---------       ---------      ---------
Increase (decrease) in
 net assets from
 operations.............. $ 472,198  1,205,232     394,836       6,540,878       3,608,889      7,803,302
                          =========  =========     =======       =========       =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     The Prudential Series Fund, Inc.
                           ----------------------------------------------------
                                                      SP William
                                                         Blair     SP Prudential
                             Jennison     Jennison   International U.S. Emerging
                           20/20 Focus  Portfolio --    Growth        Growth
                           Portfolio --   Class II   Portfolio --  Portfolio --
                             Class II      Shares      Class II      Class II
                           ------------ ------------ ------------- -------------
                                       Year ended December 31, 2004
                           ----------------------------------------------------
   Income -- Ordinary
     dividends............   $     --         464           --            --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a)............      5,460       5,795          253         1,312
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a)............        150         322           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a)............        784       1,424           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a)............        588         696           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type VIII (note 4a)..         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a)............      3,967       4,122           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a)............        853          33           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a)............         --          41           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a)............         --          14           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type XIII (note 4a)..         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a)............         --          10           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a)............         --         202           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type XVII (note 4a)..         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type XVIII (note 4a).         --          --           --            --
                             --------     -------        -----        ------
Net investment income
  (expense)...............    (11,802)    (12,195)        (253)       (1,312)
                             --------     -------        -----        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      8,122       3,957          228           154
   Change in unrealized
     appreciation
     (depreciation).......    156,712      80,364        2,253        16,227
   Capital gain
     distributions........         --          --           --            23
                             --------     -------        -----        ------
Net realized and
  unrealized gain (loss)
  on investments..........    164,834      84,321        2,481        16,404
                             --------     -------        -----        ------
Increase (decrease) in
  net assets from
  operations..............   $153,032      72,126        2,228        15,092
                             ========     =======        =====        ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Rydex Variable Trust             Salomon Brothers Variable Series Funds, Inc
                          -------------------- -------------------------------------------------------------------
                                               Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers
                                                   Variable         Variable         Variable         Variable
                                                   All Cap         Investors      Strategic Bond    Total Return
                                OTC Fund       Fund -- Class II Fund -- Class I  Fund -- Class I  Fund -- Class I
                          -------------------- ---------------- ---------------- ---------------- ----------------
                               Year ended
                           December 31, 2004                      Year ended December 31, 2004
                          -------------------- -------------------------------------------------------------------
 Income -- Ordinary
  dividends..............      $       --            26,124          743,579        2,196,537          353,255
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)..............              --                --           56,146           35,825            5,507
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a)...              --                --          290,888          316,153          109,216
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III
  (note 4a)..............          48,963            45,117          394,624          319,336          139,997
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)..............           3,905             3,593           34,865           36,752           11,200
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)..............          96,414            58,947               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)..............          38,177            49,306               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)..............          18,832            37,669               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)..............             543               696               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)..............              --               409               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)..............              --               343               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)..............           1,021               175               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)..............              --                 4               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)..............              --                 5               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)..............              --                --               --               --               --
                               ----------          --------        ---------        ---------        ---------
Net investment income
 (expense)...............        (207,855)         (170,140)         (32,944)       1,488,471           87,335
                               ----------          --------        ---------        ---------        ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         249,078           354,800        1,381,002          325,407          398,568
 Change in unrealized
  appreciation
  (depreciation).........         789,321           391,700        2,988,242         (344,829)         463,024
 Capital gain
  distributions..........              --                --               --          804,709          288,233
                               ----------          --------        ---------        ---------        ---------
Net realized and
 unrealized gain (loss)
 on investments..........       1,038,399           746,500        4,369,244          785,287        1,149,825
                               ----------          --------        ---------        ---------        ---------
Increase (decrease) in
 net assets from
 operations..............      $  830,544           576,360        4,336,300        2,273,758        1,237,160
                               ==========          ========        =========        =========        =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                Van Kampen Life
                                    Scudder Variable Series II                  Investment Trust
                          ----------------------------------------------  ---------------------------
                                                              SVS Dreman
                                                SVS Dreman    Small Cap
                                               High Return      Value       Comstock
                          Scudder Technology      Equity     Portfolio -- Portfolio -- Emerging Growth
                          Growth Portfolio --  Portfolio --    Class B      Class II    Portfolio --
                            Class B Shares    Class B Shares    Shares       Shares    Class II Shares
                          ------------------- -------------- ------------ ------------ ---------------
                                   Year ended December 31, 2004           Year ended December 31, 2004
                          ----------------------------------------------  ---------------------------
 Income -- Ordinary
   dividends.............        $  --              --            --         278,498            --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............           --              --            --          98,320        18,375
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............           --              --            --          25,265         1,444
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............            9              --             2         251,584        60,050
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............           --              --            --         162,608        26,231
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --              53            --         153,006        22,258
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --              --            --           4,628           475
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --              --            --             535            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --              --            --             563            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --              --            --             385           470
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --              --            --             631            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --              --            --             382            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --              --            --              --            --
                                 -----             ---           ---       ---------      --------
Net investment income
 (expense)...............           (9)            (53)           (2)       (419,409)     (129,303)
                                 -----             ---           ---       ---------      --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)          166              28           124       1,641,590       273,494
 Change in unrealized
   appreciation
   (depreciation)........         (156)            589            --       6,415,899       447,313
 Capital gain
   distributions.........           --              --            --              --            --
                                 -----             ---           ---       ---------      --------
Net realized and
 unrealized gain (loss)
 on investments..........           10             617           124       8,057,489       720,807
                                 -----             ---           ---       ---------      --------
Increase (decrease) in
 net assets from
 operations..............        $   1             564           122       7,638,080       591,504
                                 =====             ===           ===       =========      ========

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                                  AIM Variable Insurance Funds
                              -------------------------------------------------------------------
                                  AIM V.I.              AIM V.I.                  AIM V.I.
                                 Aggressive            Basic Value                 Capital
                               Growth Fund --            Fund --            Appreciation Fund --
                              Series I shares       Series II shares           Series I shares
                              ---------------  --------------------------  ----------------------
                                 Year ended                  Period from         Year ended
                                December 31,    Year ended  May 1, 2003 to      December 31,
                              ---------------  December 31,  December 31,  ----------------------
                                2004    2003       2004          2003         2004        2003
                              -------  ------  ------------ -------------- ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (103)    (14)    (251,413)     (26,862)     (345,082)   (272,142)
   Net realized gain
     (loss) on
     investments.............   2,178     379      259,606       47,938       272,017  (1,081,971)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     293      99    1,661,209      596,743     1,163,768   5,682,372
   Capital gain
     distributions...........      --      --           --           --            --          --
                              -------  ------   ----------    ---------    ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,368     464    1,669,402      617,819     1,090,703   4,328,259
                              -------  ------   ----------    ---------    ----------  ----------
From capital
  transactions:
   Net premiums..............     150     365    9,832,637    4,484,538     2,231,430   3,785,769
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --      --      (49,625)          --       (58,757)   (215,136)
     Surrenders..............  (2,915) (1,341)    (712,366)     (44,613)   (1,567,721)   (898,247)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --      (27,022)        (461)      (33,316)    (27,925)
     Capital contribution....      --      --           --           --            --          --
     Transfers (to) from
       the Guarantee
       Account...............       6    (237)     890,236      480,422       854,849     778,186
     Transfers (to) from
       other subaccounts.....   2,394      31    3,649,695    2,105,947    (1,080,962) (1,077,472)
                              -------  ------   ----------    ---------    ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (365) (1,182)  13,583,555    7,025,833       345,523   2,345,175
                              -------  ------   ----------    ---------    ----------  ----------
Increase (decrease) in
  net assets.................   2,003    (718)  15,252,957    7,643,652     1,436,226   6,673,434
Net assets at beginning
  of year....................   1,124   1,842    7,643,652           --    22,103,145  15,429,711
                              -------  ------   ----------    ---------    ----------  ----------
Net assets at end of
  period..................... $ 3,127   1,124   22,896,609    7,643,652    23,539,371  22,103,145
                              =======  ======   ==========    =========    ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   3,562      60    1,714,880      597,699       779,652     749,588
   Units redeemed............  (3,306)   (241)    (648,158)      (5,274)     (825,819)   (377,492)
                              -------  ------   ----------    ---------    ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     256    (181)   1,066,722      592,425       (46,167)    372,096
                              =======  ======   ==========    =========    ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    AIM Variable Insurance Funds (continued)
                              -------------------------------------------------------
                                  AIM V.I.           AIM V.I.           AIM V.I.
                              Capital Development  Core Equity         Government
                                  Fund --            Fund --       Securities Fund --
                              Series I shares     Series I shares    Series I shares
                              ------------------  -------------   --------------------
                                 Year ended         Year ended         Year ended
                                December 31,       December 31,       December 31,
                              ------------------  -------------   --------------------
                                2004      2003     2004    2003     2004       2003
                               -------   ------   -----   ------  --------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (139)      (53)     23       (2)     (332)     27,709
   Net realized gain
     (loss) on
     investments.............   3,510       498       1      479    (3,108)     19,902
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     586     1,917     269      188     7,321     (10,649)
   Capital gain
     distributions...........      --        --      --       --        --         513
                               -------   ------   -----   ------  --------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,957     2,362     293      665     3,881      37,475
                               -------   ------   -----   ------  --------  ----------
From capital
  transactions:
   Net premiums..............      --        --      40    1,534        40         300
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --        --      --       --        --          --
     Surrenders..............  (1,778)     (150)     --       --  (425,695)   (998,525)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --        --      --       --        --          --
     Capital contribution....      --        --      --       --        --          --
     Transfers (to) from
       the Guarantee
       Account...............       4    (4,000)      4    1,409        23  (1,401,312)
     Transfers (to) from
       other subaccounts.....   1,662     2,216   3,145   (3,614)  (10,094)  1,272,157
                               -------   ------   -----   ------  --------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (112)   (1,934)  3,189     (671) (435,726) (1,127,380)
                               -------   ------   -----   ------  --------  ----------
Increase (decrease) in
  net assets.................   3,845       428   3,482       (6) (431,845) (1,089,905)
Net assets at beginning
  of year....................   5,139     4,711   1,398    1,404   434,802   1,524,707
                               -------   ------   -----   ------  --------  ----------
Net assets at end of
  period..................... $ 8,984     5,139   4,880    1,398     2,957     434,802
                               =======   ======   =====   ======  ========  ==========
Changes in units
  (note 5):
   Units purchased...........   2,222       134     432      204     7,701     102,564
   Units redeemed............  (1,956)     (251)     (1)    (250)  (43,543)   (193,434)
                               -------   ------   -----   ------  --------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     266      (117)    431      (46)  (35,842)    (90,870)
                               =======   ======   =====   ======  ========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       AIM Variable Insurance Funds (continued)
                              ----------------------------------------------------------------------------------------------
                                                       AIM V.I. International
                                  AIM V.I. Growth          Growth Fund --     AIM V.I. Premier Equity AIM V.I. Technology
                              Fund -- Series I shares     Series II shares    Fund -- Series I shares Fund -- Series I shares
                              -----------------------  ---------------------- ----------------------  -----------------------
                                     Year ended             Period from             Year ended            Year ended
                                    December 31,           November 15 to          December 31,          December 31,
                              -----------------------       December 31,      ----------------------  ----------------------
                                  2004        2003              2004             2004        2003       2004         2003
                              -----------  ----------  ---------------------- ----------  ----------   --------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (165,531)   (141,537)          1,035           (374,838)   (405,021)     (164)       (526)
   Net realized gain
     (loss) on
     investments.............      19,980    (604,925)            555           (522,564) (2,899,513)    4,834      20,766
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     799,135   3,139,432          12,878          2,089,583  10,106,028       647         585
   Capital gain
     distributions...........          --          --              --                 --          --        --          --
                              -----------  ----------         -------         ----------  ----------   --------     -------
       Increase
         (decrease) in
         net assets from
         operations..........     653,584   2,392,970          14,468          1,192,181   6,801,494     5,317      20,825
                              -----------  ----------         -------         ----------  ----------   --------     -------
From capital
  transactions:
   Net premiums..............     125,034     890,810         227,257          1,022,696   1,743,372        --       8,569
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (200,972)    (46,157)             --           (423,186)   (387,392)       --          --
     Surrenders..............  (1,009,257)   (464,715)         (2,979)        (2,667,999) (1,704,182) (110,333)       (226)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (15,968)    (14,823)            (52)           (51,217)    (61,511)       --          --
     Capital contribution....          --          --              --                 --          --        --          --
     Transfers (to) from
       the Guarantee
       Account...............     307,012     568,272          11,616           (149,589)    897,395        (1)     32,550
     Transfers (to) from
       other subaccounts.....    (102,755)    (83,336)        264,330         (2,307,363) (2,526,878)       --      45,524
                              -----------  ----------         -------         ----------  ----------   --------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (896,906)    850,051         500,172         (4,576,658) (2,039,196) (110,334)     86,417
                              -----------  ----------         -------         ----------  ----------   --------     -------
Increase (decrease) in
  net assets.................    (243,322)  3,243,021         514,640         (3,384,477)  4,762,298  (105,017)    107,242
Net assets at beginning
  of year....................  10,935,933   7,692,912              --         35,790,188  31,027,890   114,348       7,106
                              -----------  ----------         -------         ----------  ----------   --------     -------
Net assets at end of
  period..................... $10,692,611  10,935,933         514,640         32,405,711  35,790,188     9,331     114,348
                              ===========  ==========         =======         ==========  ==========   ========     =======
Changes in units
  (note 5):
   Units purchased...........     383,850     388,698          58,143            535,850     551,823        --      36,197
   Units redeemed............    (581,601)   (162,245)         (9,712)        (1,276,655)   (971,115)  (36,717)        (94)
                              -----------  ----------         -------         ----------  ----------   --------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (197,751)    226,453          48,431           (740,805)   (419,292)  (36,717)     36,103
                              ===========  ==========         =======         ==========  ==========   ========     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               AIM Variable
                              Insurance Funds
                                (continued)                    The Alger American Fund
                              -----------------  ------------------------------------------------------
                              AIM V.I. Utilities                               Alger American Small
                              Fund -- Series I     Alger American Growth     Capitalization Portfolio --
                                  shares         Portfolio -- Class O Shares      Class O Shares
                              -----------------  --------------------------  --------------------------
                                Year ended              Year ended                  Year ended
                               December 31,            December 31,                December 31,
                              -----------------  --------------------------  --------------------------
                               2004      2003        2004          2003          2004          2003
                               ------   ------   -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   46        37    (1,987,066)   (1,972,725)   (1,146,810)     (929,539)
   Net realized gain
     (loss) on
     investments.............      2    (1,163)  (12,934,583)  (46,655,664)     (724,311)  (19,328,674)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    367        52    19,195,753    87,800,403    12,329,829    41,980,979
   Capital gain
     distributions...........     --        --            --            --            --            --
                               ------   ------   -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    415    (1,074)    4,274,104    39,172,014    10,458,708    21,722,766
                               ------   ------   -----------   -----------   -----------   -----------
From capital
  transactions:
   Net premiums..............     --        90       269,040       360,504       131,131       329,059
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     --        --    (1,694,282)   (1,194,022)     (724,553)     (661,980)
     Surrenders..............     --      (140)  (16,986,628)  (14,489,912)  (10,792,925)   (7,845,864)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     --        --      (176,239)     (185,187)      (99,475)      (85,150)
     Capital contribution....     --        --            --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     (2)   (1,829)     (692,064)   (1,532,106)      833,929      (138,700)
     Transfers (to) from
       other subaccounts.....     --     3,179   (10,366,565)     (649,475)   (1,045,438)   12,015,626
                               ------   ------   -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     (2)    1,300   (29,646,738)  (17,690,198)  (11,697,331)    3,612,991
                               ------   ------   -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets.................    413       226   (25,372,634)   21,481,816    (1,238,623)   25,335,757
Net assets at beginning
  of year....................  1,752     1,526   153,021,651   131,539,835    81,597,843    56,262,086
                               ------   ------   -----------   -----------   -----------   -----------
Net assets at end of
  period..................... $2,165     1,752   127,649,017   153,021,651    80,359,220    81,597,843
                               ======   ======   ===========   ===========   ===========   ===========
Changes in units
  (note 5):
   Units purchased...........     --        21     1,615,370        33,176     4,374,328     1,468,473
   Units redeemed............     --       (13)   (4,081,099)   (1,661,152)   (5,807,964)   (1,039,174)
                               ------   ------   -----------   -----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     --         8    (2,465,729)   (1,627,976)   (1,433,636)      429,299
                               ======   ======   ===========   ===========   ===========   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     AllianceBernstein Variable Products Series Fund, Inc.
                              -------------------------------------------------------------------------
                                                           AllianceBernstein
                                                             International
                                                                 Value
                              AllianceBernstein Growth and   Portfolio --    AllianceBernstein Premier
                              Income Portfolio -- Class B       Class B      Growth Portfolio -- Class B
                              ---------------------------  ----------------- --------------------------
                                      Year ended              Period from          Year ended
                                     December 31,           November 15 to        December 31,
                              ---------------------------    December 31,    --------------------------
                                  2004           2003            2004           2004          2003
                              ------------   -----------   -----------------  ----------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,436,767)     (878,324)          (778)       (469,861)     (419,844)
   Net realized gain
     (loss) on
     investments.............    4,781,889    (2,197,951)           378        (353,613)   (2,708,795)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   12,527,216    35,325,473         24,134       2,832,762     8,321,449
   Capital gain
     distributions...........           --            --             --              --            --
                              ------------   -----------        -------       ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........   15,872,338    32,249,198         23,734       2,009,288     5,192,810
                              ------------   -----------        -------       ----------    ----------
From capital
  transactions:
   Net premiums..............   15,496,280    23,879,307        238,131       2,709,932     3,086,070
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,876,764)   (1,673,888)            --        (264,194)     (355,996)
     Surrenders..............  (12,949,292)   (6,891,771)          (184)     (1,760,661)   (1,809,247)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (265,649)     (172,130)            (6)        (45,978)      (50,340)
     Capital contribution....           --            --             --              --            --
     Transfers (to) from
       the Guarantee
       Account...............    3,314,456    10,108,326         14,622         (19,928)      679,557
     Transfers (to) from
       other subaccounts.....    3,280,970    19,423,968        360,567         107,680    (2,055,291)
                              ------------   -----------        -------       ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    7,000,001    44,673,812        613,130         726,851      (505,247)
                              ------------   -----------        -------       ----------    ----------
Increase (decrease) in
  net assets.................   22,872,339    76,923,010        636,864       2,736,139     4,687,563
Net assets at beginning
  of year....................  165,642,288    88,719,278             --      29,681,605    24,994,042
                              ------------   -----------        -------       ----------    ----------
Net assets at end of
  period..................... $188,514,627   165,642,288        636,864      32,417,744    29,681,605
                              ============   ===========        =======       ==========    ==========
Changes in units
  (note 5):
   Units purchased...........    5,228,036     5,401,094         63,756       1,129,061     1,568,862
   Units redeemed............   (4,704,524)     (883,939)        (3,320)     (1,153,125)   (1,779,189)
                              ------------   -----------        -------       ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................      523,512     4,517,155         60,436         (24,064)     (210,327)
                              ============   ===========        =======       ==========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     AllianceBernstein Variable Products
                                        Series Fund, Inc. (continued)
                              -------------------------------------------------------
                              AllianceBernstein Small Cap AllianceBernstein Technology
                              Growth Portfolio -- Class B   Portfolio -- Class B
                              --------------------------  ---------------------------
                                                                            Period
                                    Year ended                           from May 1,
                                   December 31,            Year ended      2003 to
                              --------------------------  December 31,   December 31,
                                  2004          2003          2004           2003
                               -----------    ---------   ------------   ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (133,097)     (91,312)      (53,528)       (10,695)
   Net realized gain
     (loss) on
     investments.............     467,078      (85,858)       50,732         23,538
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     833,062    2,517,933       175,844        180,071
   Capital gain
     distributions...........          --           --            --             --
                               -----------    ---------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         operations..........   1,167,043    2,340,763       173,048        192,914
                               -----------    ---------    ---------      ---------
From capital
  transactions:
   Net premiums..............     327,474      619,256     1,383,858      1,365,529
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (41,853)    (119,684)       (8,005)       (15,305)
     Surrenders..............    (880,021)    (196,284)     (208,183)       (20,891)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (10,992)      (9,653)       (6,119)          (202)
     Capital contribution....          --           --            --             --
     Transfers (to) from
       the Guarantee
       Account...............     (73,989)     773,328       190,808        141,269
     Transfers (to) from
       other subaccounts.....   1,566,248    1,042,436       (94,060)     1,058,492
                               -----------    ---------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     886,867    2,109,399     1,258,299      2,528,892
                               -----------    ---------    ---------      ---------
Increase (decrease) in
  net assets.................   2,053,910    4,450,162     1,431,347      2,721,806
Net assets at beginning
  of year....................   8,486,614    4,036,452     2,721,806             --
                               -----------    ---------    ---------      ---------
Net assets at end of
  period..................... $10,540,524    8,486,614     4,153,153      2,721,806
                               ===========    =========    =========      =========
Changes in units
  (note 5):
   Units purchased...........     542,870      380,969       351,579        209,268
   Units redeemed............    (428,544)     (51,267)     (253,236)        (2,969)
                               -----------    ---------    ---------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     114,326      329,702        98,343        206,299
                               ===========    =========    =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               American Century Variable Portfolios, Inc.
                              --------------------------------------------
                               VP Income &
                                  Growth         VP Ultra        VP Value
                              Fund -- Class I Fund -- Class I Fund -- Class I
                              -------------   -------------   ---------------
                                Year ended      Year ended
                               December 31,    December 31,     Year ended
                              -------------   -------------    December 31,
                               2004     2003   2004     2003       2004
                              ------   -----  ------   -----  ---------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (1)    (26)    (48)    (11)       (159)
   Net realized gain
     (loss) on
     investments.............    215     (15)    763     (22)          1
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    131     743     (80)    227       1,411
   Capital gain
     distributions...........     --      --      --      --          --
                              ------   -----  ------   -----      ------
       Increase
         (decrease) in
         net assets from
         operations..........    345     702     635     194       1,253
                              ------   -----  ------   -----      ------
From capital
  transactions:
   Net premiums..............    255   2,364   1,439     334      15,487
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     --      --      --      --          --
     Surrenders..............     --      --      --      --          --
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (11)     --     (20)     --          --
     Capital contribution....     --      --      --      --          --
     Transfers (to) from
       the Guarantee
       Account...............     --      34    (135)    883         172
     Transfers (to) from
       other subaccounts.....   (349)     --      --      --          --
                              ------   -----  ------   -----      ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (105)  2,398   1,284   1,217      15,659
                              ------   -----  ------   -----      ------
Increase (decrease) in
  net assets.................    240   3,100   1,919   1,411      16,912
Net assets at beginning
  of year....................  3,100      --   1,411      --          --
                              ------   -----  ------   -----      ------
Net assets at end of
  period..................... $3,340   3,100   3,330   1,411      16,912
                              ======   =====  ======   =====      ======
Changes in units
  (note 5):
   Units purchased...........     61     247   5,071     119       1,208
   Units redeemed............    (69)     --  (4,932)     --          --
                              ------   -----  ------   -----      ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (8)    247     139     119       1,208
                              ======   =====  ======   =====      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                             Dreyfus
                              --------------------------------------------------------------------------------
                                                                           Dreyfus Investment Dreyfus Variable
                                Dreyfus Investment   The Dreyfus Socially  Portfolios --       Investment
                              Portfolios -- Emerging  Responsible Growth   MidCap Stock       Fund -- Money
                               Markets Portfolio --  Fund, Inc. -- Initial Portfolio --          Market
                                  Initial Shares            Shares         Initial Shares      Portfolio
                              ---------------------- --------------------  ------------------ ----------------
                                                          Year ended       Year ended          Year ended
                                    Year ended           December 31,      December 31,       December 31,
                                   December 31,      --------------------  ------------------ ----------------
                                       2003             2004       2003     2004      2003     2004     2003
                              ---------------------- ---------  ---------    -----    ----     ------   ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $   (81,902)        (65,582)   (74,449)   (13)      --         (5)    --
   Net realized gain
     (loss) on
     investments.............        2,471,095        (105,537)  (409,779)     1       --         --     --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............          142,809         424,759  1,638,293    114       --         --     --
   Capital gain
     distributions...........               --              --         --     32       --         --     --
                                   -----------       ---------  ---------    -----     --      ------    --
       Increase
         (decrease) in
         net assets from
         operations..........        2,532,002         253,640  1,154,065    134       --         (5)    --
                                   -----------       ---------  ---------    -----     --      ------    --
From capital
  transactions:
   Net premiums..............          759,288          44,295    270,282  1,206       --         22     --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........          (98,937)        (80,013)   (68,592)    --       --         --     --
     Surrenders..............         (629,620)       (229,038)  (147,433)    --       --         --     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....           (7,891)        (15,727)   (22,798)   (14)      --         --     --
     Capital contribution....               --              --         --     --       --         --     --
     Transfers (to) from
       the Guarantee
       Account...............          627,615          14,056    171,807     73       --         (1)    --
     Transfers (to) from
       other subaccounts.....       (8,860,918)        (87,046)  (366,134)    --       --     24,253     --
                                   -----------       ---------  ---------    -----     --      ------    --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       (8,210,463)       (353,473)  (162,868) 1,265       --     24,274     --
                                   -----------       ---------  ---------    -----     --      ------    --
Increase (decrease) in
  net assets.................       (5,678,461)        (99,833)   991,197  1,399       --     24,269     --
Net assets at beginning
  of year....................        5,678,461       5,914,934  4,923,737     --       --         --     --
                                   -----------       ---------  ---------    -----     --      ------    --
Net assets at end of
  period.....................      $        --       5,815,101  5,914,934  1,399       --     24,269     --
                                   ===========       =========  =========    =====     ==      ======    ==
Changes in units
  (note 5):
   Units purchased...........          119,748          35,783     86,631     99       --      2,477     --
   Units redeemed............         (828,659)        (97,591)  (118,016)    (1)      --         --     --
                                   -----------       ---------  ---------    -----     --      ------    --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................         (708,911)        (61,808)   (31,385)    98       --      2,477     --
                                   ===========       =========  =========    =====     ==      ======    ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                     Eaton Vance Variable Trust
                              ------------------------------------------------------------------------
                                 VT Floating-Rate                                 VT Worldwide Health
                                    Income Fund        VT Income Fund of Boston      Sciences Fund
                              ----------------------  -------------------------  ---------------------
                                    Year ended         Period from                     Year ended
                                   December 31,       January 1, to  Year ended       December 31,
                              ----------------------  December 15,  December 31, ---------------------
                                  2004        2003        2004          2003        2004        2003
                              -----------  ---------  ------------- ------------ ----------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   300,485     12,309         114         (256)     (138,994)   (29,380)
   Net realized gain
     (loss) on
     investments.............      29,059      2,989       2,656            5        77,914     25,467
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       9,073     32,641      (2,765)       2,764       391,786    224,588
   Capital gain
     distributions...........          --         --          --           --            --         --
                              -----------  ---------     -------       ------    ----------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     338,617     47,939           5        2,513       330,706    220,675
                              -----------  ---------     -------       ------    ----------  ---------
From capital
  transactions:
   Net premiums..............  16,948,588  8,132,627      46,615       21,208     3,237,082  2,741,378
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (10,478)        --          --           --       (96,777)        --
     Surrenders..............  (1,076,321)  (127,478)         --           --      (696,109)   (68,699)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (25,054)      (580)        (91)          --       (18,151)    (1,611)
     Capital contribution....          --         --          --           --            --         --
     Transfers (to) from
       the Guarantee
       Account...............     754,742    438,848     (46,064)          11     1,171,072    555,437
     Transfers (to) from
       other subaccounts.....   4,606,290  1,088,642     (24,197)          --      (197,959) 3,073,673
                              -----------  ---------     -------       ------    ----------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  21,197,767  9,532,059     (23,737)      21,219     3,399,158  6,300,178
                              -----------  ---------     -------       ------    ----------  ---------
Increase (decrease) in
  net assets.................  21,536,384  9,579,998     (23,732)      23,732     3,729,864  6,520,853
Net assets at beginning
  of year....................   9,582,068      2,070      23,732           --     6,551,235     30,382
                              -----------  ---------     -------       ------    ----------  ---------
Net assets at end of
  period..................... $31,118,452  9,582,068          --       23,732    10,281,099  6,551,235
                              ===========  =========     =======       ======    ==========  =========
Changes in units
  (note 5):
   Units purchased...........   4,011,467    960,450      20,159        2,134       646,837    530,929
   Units redeemed............  (1,919,695)   (14,293)    (22,293)          --      (369,392)    (7,088)
                              -----------  ---------     -------       ------    ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   2,091,772    946,157      (2,134)       2,134       277,445    523,841
                              ===========  =========     =======       ======    ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Evergreen Variable
                                Annuity Trust               Federated Insurance Series
                              ------------------ ------------------------------------------------
                                 Evergreen VA
                                Omega Fund --    Federated American Leaders    Federated Capital
                                   Class 2       Fund II -- Primary Shares      Income Fund II
                              ------------------ ------------------------   ----------------------
                                 Period from            Year ended                Year ended
                                 April 30, to          December 31,              December 31,
                                 December 31,    ------------------------   ----------------------
                                     2004            2004          2003        2004        2003
                              ------------------ -----------   -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $   (656)          11,297       100,766     771,884   1,293,048
   Net realized gain
     (loss) on
     investments.............            95          882,003    (5,944,264) (1,992,815) (6,877,849)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        11,558        4,091,002    20,835,057   3,116,621   9,915,284
   Capital gain
     distributions...........            --               --            --          --          --
                                   --------      -----------   -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........        10,997        4,984,302    14,991,559   1,895,690   4,330,483
                                   --------      -----------   -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............        86,208          131,637       148,228     150,996      48,918
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........            --         (567,275)     (664,104)   (403,703)   (559,664)
     Surrenders..............            --      (10,610,294)   (7,769,414) (3,521,393) (2,718,546)
     Cost of insurance
       and
       administrative
       expense (note 4a).....           (78)         (83,065)      (87,712)    (29,416)    (31,226)
     Capital contribution....            --               --            --          --          --
     Transfers (to) from
       the Guarantee
       Account...............          (128)        (316,148)     (219,229)   (247,214)   (131,685)
     Transfers (to) from
       other subaccounts.....        51,645         (490,751)   (1,630,230)    155,172  (1,566,250)
                                   --------      -----------   -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       137,647      (11,935,896)  (10,222,461) (3,895,558) (4,958,453)
                                   --------      -----------   -----------  ----------  ----------
Increase (decrease) in
  net assets.................       148,644       (6,951,594)    4,769,098  (1,999,868)   (627,970)
Net assets at beginning
  of year....................            --       71,026,229    66,257,131  26,116,977  26,744,947
                                   --------      -----------   -----------  ----------  ----------
Net assets at end of
  period.....................      $148,644       64,074,635    71,026,229  24,117,109  26,116,977
                                   ========      ===========   ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........        14,231          662,830        11,832     551,051       4,447
   Units redeemed............          (227)      (1,445,274)     (827,762)   (877,603)   (455,343)
                                   --------      -----------   -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................        14,004         (782,444)     (815,930)   (326,552)   (450,896)
                                   ========      ===========   ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       Federated Insurance Series (continued)
                              ----------------------------------------------------------------------------------------
                                                                                   Federated
                                                          Federated High Income  International
                              Federated High Income Bond Bond Fund II -- Service Small Company    Federated Kaufmann
                              Fund II -- Primary Shares          Shares             Fund II    Fund II -- Service Shares
                              ------------------------   ----------------------  ------------- ------------------------
                                                                                                            Period from
                                     Year ended                Year ended                                      May 1,
                                    December 31,              December 31,        Year ended    Year ended    2003 to
                              ------------------------   ----------------------  December 31,  December 31, December 31,
                                  2004          2003        2004        2003         2003          2004         2003
                              ------------   ----------  ----------  ----------  ------------- ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,876,444    3,954,379   2,183,501   1,365,045      (63,521)     (345,291)     (51,058)
   Net realized gain
     (loss) on
     investments.............    1,315,990    3,674,852   1,133,610   1,217,308    1,518,141       374,520      125,297
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      353,421    5,331,295     117,795   2,861,176      236,321     3,214,996      648,953
   Capital gain
     distributions...........           --           --          --          --           --            --           --
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........    5,545,855   12,960,526   3,434,906   5,443,529    1,690,941     3,244,225      723,192
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
From capital
  transactions:
   Net premiums..............      201,129      214,230   6,264,410  10,807,215    1,005,731    11,720,320    5,008,964
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,200,429)    (621,901)   (358,979)   (584,736)     (25,509)      (23,701)      (3,988)
     Surrenders..............   (9,247,078)  (9,918,139) (3,259,722) (4,156,374)    (177,849)   (1,054,850)    (231,576)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (68,011)     (74,167)    (69,237)    (40,956)      (5,827)      (52,165)      (3,602)
     Capital contribution....           --           --          --          --           --            --           --
     Transfers (to) from
       the Guarantee
       Account...............   (2,056,410)   1,041,954     456,203   3,310,163      266,785     2,879,100    1,838,360
     Transfers (to) from
       other subaccounts.....   (1,777,984)  14,338,928  (3,512,169)  8,906,871   (5,508,498)    1,390,491    6,521,350
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (14,148,783)   4,980,905    (479,494) 18,242,183   (4,445,167)   14,859,195   13,129,508
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
Increase (decrease) in
  net assets.................   (8,602,928)  17,941,431   2,955,412  23,685,712   (2,754,226)   18,103,420   13,852,700
Net assets at beginning
  of year....................   75,889,454   57,948,023  43,322,533  19,636,821    2,754,226    13,852,700           --
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
Net assets at end of
  period..................... $ 67,286,526   75,889,454  46,277,945  43,322,533           --    31,956,120   13,852,700
                              ============   ==========  ==========  ==========   ==========    ==========   ==========
Changes in units
  (note 5):
   Units purchased...........    3,789,250    2,205,077   4,191,124   2,200,577      161,120     2,100,077    1,060,261
   Units redeemed............   (4,831,429)  (1,501,325) (4,218,329)   (463,618)    (723,940)     (984,005)     (19,043)
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   (1,042,179)     703,752     (27,205)  1,736,959     (562,820)    1,116,072    1,041,218
                              ============   ==========  ==========  ==========   ==========    ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                         Fidelity Variable Insurance Products Fund
                             -------------------------------------------------------------------------------------------------
                                                             VIP Asset
                                                            Manager/SM/                                    VIP Contrafund(R)
                               VIP Asset Manager/SM/    Portfolio -- Service     VIP Contrafund(R)        Portfolio -- Service
                             Portfolio -- Initial Class       Class 2        Portfolio -- Initial Class         Class 2
                             -------------------------  -------------------- ------------------------   -----------------------
                                     Year ended             Period from             Year ended                 Year ended
                                    December 31,            April 30, to           December 31,               December 31,
                             -------------------------      December 31,     ------------------------   -----------------------
                                 2004          2003             2004             2004          2003         2004        2003
                             ------------  -----------  -------------------- -----------   -----------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  3,029,183    4,933,821         (30,095)       (3,803,116)   (2,871,531)  (1,394,934)   (753,738)
 Net realized gain
   (loss) on investments....  (2,161,980)   (8,185,528)         11,006        10,698,264    (9,319,912)   3,696,239     350,712
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    6,367,899   33,141,434         263,953        38,876,525    85,542,202   11,237,102  15,167,803
 Capital gain
   distributions............           --           --              --                --            --           --          --
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
     Increase (decrease)
      in net assets from
      operations............    7,235,102   29,889,727         244,864        45,771,673    73,350,759   13,538,407  14,764,777
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
From capital
 transactions:
 Net premiums...............      697,168      661,046       5,133,748           608,392     1,013,373   22,142,082  19,721,660
 Transfers (to) from the
   general account of GE
   Life & Annuity:
   Death benefits...........   (1,821,524)  (1,659,880)             --        (2,646,978)   (2,505,506)    (702,164)   (557,223)
   Surrenders...............  (29,837,433) (25,537,169)        (18,497)      (48,594,360)  (36,915,426)  (6,196,593) (2,623,972)
   Cost of insurance and
     administrative
     expense (note 4a)......     (219,829)    (362,440)           (673)         (404,660)     (398,046)    (157,659)    (70,192)
   Capital contribution.....           --           --              --                --            --           --          --
   Transfers (to) from
     the Guarantee
     Account................      110,414   (3,492,609)        104,106          (496,033)   (2,490,878)   3,303,599   6,086,271
   Transfers (to) from
     other subaccounts......   (1,078,351)   1,482,804         904,360        33,137,154    11,894,575   10,804,623   5,122,352
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
     Increase (decrease)
      in net assets from
      capital
      transactions
      (note 5)..............  (32,149,555) (28,908,248)      6,123,044       (18,396,485)  (29,401,908)  29,193,888  27,678,896
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
Increase (decrease) in
 net assets.................  (24,914,453)     981,479       6,367,908        27,375,188    43,948,851   42,732,295  42,443,673
Net assets at beginning
 of year....................  202,791,975  201,810,496              --       345,797,776   301,848,925   83,406,347  40,962,674
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
Net assets at end of
 period..................... $177,877,522  202,791,975       6,367,908       373,172,964   345,797,776  126,138,642  83,406,347
                             ============  ===========       =========       ===========   ===========  ===========  ==========
Changes in units
 (note 5):..................
 Units purchased............      948,203       84,364         765,627         4,758,363       534,737    5,535,020   3,633,243
 Units redeemed.............  (2,161,878)   (1,221,953)       (149,642)       (5,034,009)   (1,752,771)  (2,893,228)   (383,633)
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2004 and
   2003.....................  (1,213,675)   (1,137,589)        615,985          (275,646)   (1,218,034)   2,641,792   3,249,610
                             ============  ===========       =========       ===========   ===========  ===========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Fidelity Variable Insurance Products Fund (continued)
                              ------------------------------------------------------------------------------
                                  VIP Dynamic Capital         VIP Equity-Income         VIP Equity-Income
                               Appreciation Portfolio --        Portfolio --              Portfolio --
                                    Service Class 2             Initial Class            Service Class 2
                              --------------------------  ------------------------  ------------------------
                                            Period from          Year ended                Year ended
                               Year ended  May 1, 2003 to       December 31,              December 31,
                              December 31,  December 31,  ------------------------  ------------------------
                                  2004          2003          2004         2003         2004         2003
                              ------------ -------------- -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $  (14,499)       (833)        944,771    1,980,364     (279,674)    (140,052)
   Net realized gain
     (loss) on
     investments.............     (27,650)        856      10,072,206  (18,278,840)   3,210,895     (798,779)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      64,853      13,013      26,836,303  118,163,157    8,163,170   21,844,821
   Capital gain
     distributions...........          --          --       1,644,721           --      414,136           --
                               ----------     -------     -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........      22,704      13,036      39,498,001  101,864,681   11,508,527   20,905,990
                               ----------     -------     -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............     700,675     163,111       1,084,487    1,466,235   18,191,601   22,581,971
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........          --          --      (4,359,042)  (3,277,372)    (901,347)    (589,808)
     Surrenders..............     (12,840)        (92)    (72,411,463) (57,822,398)  (7,556,642)  (4,053,624)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (2,145)         --        (465,690)    (507,195)    (182,225)     (99,255)
     Capital contribution....          --          --              --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     223,076       2,291      (1,576,117)  (2,340,630)   3,201,191    6,293,499
     Transfers (to) from
       other subaccounts.....     189,423      48,853      13,154,826   12,011,576    4,428,264    4,874,688
                               ----------     -------     -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,098,189     214,163     (64,572,999) (50,469,784)  17,180,842   29,007,471
                               ----------     -------     -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................   1,120,893     227,199     (25,074,998)  51,394,897   28,689,369   49,913,461
Net assets at beginning
  of year....................     227,199          --     449,145,152  397,750,255  106,687,397   56,773,936
                               ----------     -------     -----------  -----------  -----------  -----------
Net assets at end of
  period.....................  $1,348,092     227,199     424,070,154  449,145,152  135,376,766  106,687,397
                               ==========     =======     ===========  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     194,919      19,199       3,359,958      344,915    4,126,122    3,613,560
   Units redeemed............     (97,965)         (8)     (4,536,834)  (1,636,506)  (2,634,494)    (508,792)
                               ----------     -------     -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................      96,954      19,191      (1,176,876)  (1,291,591)   1,491,628    3,104,768
                               ==========     =======     ===========  ===========  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------------
                                 VIP Growth & Income       VIP Growth & Income        VIP Growth Opportunities
                              Portfolio -- Initial Class Portfolio -- Service Class 2 Portfolio -- Initial Class
                              -------------------------  ---------------------------  -------------------------
                                      Year ended               Year ended                   Year ended
                                     December 31,             December 31,                 December 31,
                              -------------------------  ---------------------------  -------------------------
                                  2004          2003        2004           2003          2004          2003
                              ------------  -----------   ----------     ----------    ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (549,260)    (234,938)   (256,742)      (144,231)     (285,592)     (200,982)
   Net realized gain
     (loss) on
     investments.............     (980,512)  (7,294,707)    441,612       (127,193)   (1,369,662)   (9,460,193)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    5,389,008   26,038,023   1,063,556      4,511,688     3,243,075    17,920,957
   Capital gain
     distributions...........           --           --          --             --            --            --
                              ------------  -----------   ----------     ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........    3,859,236   18,508,378   1,248,426      4,240,264     1,587,821     8,259,782
                              ------------  -----------   ----------     ----------    ----------   ----------
From capital
  transactions:
   Net premiums..............      204,188      419,951   4,800,476      6,081,495       (63,459)      169,732
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,032,251)    (954,575)   (141,073)      (260,014)     (135,949)     (351,841)
     Surrenders..............  (11,612,233)  (8,114,363) (1,991,089)    (1,923,051)   (3,846,049)   (3,394,255)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (140,605)    (130,195)    (50,575)       (30,619)      (42,512)      (49,063)
     Capital contribution....           --           --          --             --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     (233,086)     242,408     473,528      1,859,784      (313,278)     (633,863)
     Transfers (to) from
       other subaccounts.....      688,339    6,593,404    (229,427)     2,222,098    (2,646,463)   (1,477,611)
                              ------------  -----------   ----------     ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (12,125,648)  (1,943,370)  2,861,840      7,949,693    (7,047,710)   (5,736,901)
                              ------------  -----------   ----------     ----------    ----------   ----------
Increase (decrease) in
  net assets.................   (8,266,412)  16,565,008   4,110,266     12,189,957    (5,459,889)    2,522,881
Net assets at beginning
  of year....................  105,022,666   88,457,658  28,816,393     16,626,436    36,221,975    33,699,094
                              ------------  -----------   ----------     ----------    ----------   ----------
Net assets at end of
  period..................... $ 96,756,254  105,022,666  32,926,659     28,816,393    30,762,086    36,221,975
                              ============  ===========   ==========     ==========    ==========   ==========
Changes in units
  (note 5):
   Units purchased...........    1,824,510      534,540   1,157,131      1,190,682       483,561        22,011
   Units redeemed............   (2,765,942)    (677,183)   (895,308)      (260,527)   (1,234,238)     (765,963)
                              ------------  -----------   ----------     ----------    ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (941,432)    (142,643)    261,823        930,155      (750,677)     (743,952)
                              ============  ===========   ==========     ==========    ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------
                                      VIP Growth               VIP Growth           VIP Mid Cap
                                     Portfolio --             Portfolio --         Portfolio --
                                    Initial Class            Service Class 2       Initial Class
                              -------------------------  ----------------------  ----------------
                                      Year ended               Year ended           Year ended
                                     December 31,             December 31,         December 31,
                              -------------------------  ----------------------  ----------------
                                  2004          2003        2004        2003       2004     2003
                              ------------  -----------  ----------  ----------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,802,869)  (2,677,765)   (785,022)   (553,295)    (313)    (145)
   Net realized gain
     (loss) on
     investments.............  (12,943,731) (49,551,027)    718,583  (1,899,734)   9,855    1,106
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   19,129,087  117,974,995     638,623  12,711,359     (237)  13,326
   Capital gain
     distributions...........           --           --          --          --       --       --
                              ------------  -----------  ----------  ----------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    3,382,487   65,746,203     572,184  10,258,330    9,305   14,287
                              ------------  -----------  ----------  ----------  -------  -------
From capital
  transactions:
   Net premiums..............      576,435      808,782   7,762,951  10,554,098      490    1,790
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (2,089,614)  (1,777,449)   (338,441)   (449,458)      --       --
     Surrenders..............  (34,225,608) (25,996,220) (3,817,975) (2,219,418) (36,725)    (579)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (337,455)    (376,144)    (86,435)    (51,163)      --       --
     Capital contribution....           --           --          --          --       --       --
     Transfers (to) from
       the Guarantee
       Account...............     (743,311)  (1,619,774)    159,632   2,553,245      106  (34,871)
     Transfers (to) from
       other subaccounts.....  (11,060,545)   6,004,213  (3,219,581)  2,921,634    2,962   50,472
                              ------------  -----------  ----------  ----------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (47,880,098) (22,956,592)    460,151  13,308,938  (33,167)  16,812
                              ------------  -----------  ----------  ----------  -------  -------
Increase (decrease) in
  net assets.................  (44,497,611)  42,789,611   1,032,335  23,567,268  (23,862)  31,099
Net assets at beginning
  of year....................  276,886,540  234,096,929  54,263,590  30,696,322   61,276   30,177
                              ------------  -----------  ----------  ----------  -------  -------
Net assets at end of
  period..................... $232,388,929  276,886,540  55,295,925  54,263,590   37,414   61,276
                              ============  ===========  ==========  ==========  =======  =======
Changes in units
  (note 5):
   Units purchased...........    2,284,982      155,661   3,134,447   2,286,034      311    4,710
   Units redeemed............   (4,576,850)    (680,163) (3,337,101)   (387,929)  (2,694)  (3,195)
                              ------------  -----------  ----------  ----------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   (2,291,868)    (524,502)   (202,654)  1,898,105   (2,383)   1,515
                              ============  ===========  ==========  ==========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                                                                          VIP Value
                               VIP Mid Cap Portfolio --  VIP Overseas Portfolio -- Strategies Portfolio --
                                   Service Class 2            Initial Class            Service Class 2
                              -------------------------  ------------------------  -----------------------
                                      Year ended               Year ended                Period from
                                     December 31,             December 31,              April 30, to
                              -------------------------  ------------------------       December 31,
                                  2004          2003        2004         2003               2004
                              ------------  -----------  ----------   ----------   -----------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,316,640)  (1,002,329)   (212,876)    (265,441)            (5,252)
   Net realized gain
     (loss) on
     investments.............   11,164,194    1,846,594   4,407,381    6,142,067             17,016
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   23,897,054   25,744,841   4,530,773   11,873,456            152,399
   Capital gain
     distributions...........           --           --          --           --                 --
                              ------------  -----------  ----------   ----------          ---------
       Increase
         (decrease) in
         net assets from
         operations..........   32,744,608   26,589,106   8,725,278   17,750,082            164,163
                              ------------  -----------  ----------   ----------          ---------
From capital
  transactions:
   Net premiums..............   18,507,462   21,411,856       4,441      205,616            880,336
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (888,699)    (745,857)   (258,519)    (499,474)                --
     Surrenders..............  (11,385,027)  (3,863,376) (9,755,240)  (7,124,228)           (12,237)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (234,564)    (101,948)    (88,880)     (69,855)              (398)
     Capital contribution....           --           --          --           --                 --
     Transfers (to) from
       the Guarantee
       Account...............    4,807,299    6,861,370     557,879    2,209,611             58,558
     Transfers (to) from
       other subaccounts.....   22,851,461   22,391,099  16,227,445   17,606,040            504,216
                              ------------  -----------  ----------   ----------          ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   33,657,932   45,953,144   6,687,126   12,327,710          1,430,475
                              ------------  -----------  ----------   ----------          ---------
Increase (decrease) in
  net assets.................   66,402,540   72,542,250  15,412,404   30,077,792          1,594,638
Net assets at beginning
  of year....................  125,013,965   52,471,715  68,380,026   38,302,234                 --
                              ------------  -----------  ----------   ----------          ---------
Net assets at end of
  period..................... $191,416,505  125,013,965  83,792,430   68,380,026          1,594,638
                              ============  ===========  ==========   ==========          =========
Changes in units
  (note 5):
   Units purchased...........    7,984,532    4,631,403   2,579,751    1,713,762            195,755
   Units redeemed............   (5,610,370)    (446,094) (1,969,793)    (658,546)           (54,199)
                              ------------  -----------  ----------   ----------          ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    2,374,162    4,185,309     609,958    1,055,216            141,556
                              ============  ===========  ==========   ==========          =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Franklin Templeton Variable Insurance Products Trust
                              ---------------------------------------------------
                              Franklin Large Cap Mutual Shares
                              Growth Securities   Securities     Templeton Foreign
                              Fund -- Class 2    Fund -- Class 2 Securities Fund --
                                 Shares             Shares         Class I Shares
                              ----------------   --------------- ------------------
                               Year ended         Year ended
                              December 31,       December 31,       Period from
                              ----------------   ---------------  December 15, to
                               2004       2003    2004     2003  December 31, 2004
                               ------     ----    ------   ----  ------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (8)      --        (5)    --            (21)
   Net realized gain
     (loss) on
     investments.............     --       --        24     --             --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     47       --        --     --            784
   Capital gain
     distributions...........     --       --        --     --             --
                               ------      --     ------    --        -------
       Increase
         (decrease) in
         net assets from
         operations..........     39       --        19     --            763
                               ------      --     ------    --        -------
From capital
  transactions:
   Net premiums..............  1,200       --        --     --             --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     --       --        --     --             --
     Surrenders..............     --       --        --     --             --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     --       --        --     --             --
     Capital contribution....     --       --        --     --             --
     Transfers (to) from
       the Guarantee
       Account...............     (1)      --       (19)    --             --
     Transfers (to) from
       other subaccounts.....     --       --        --     --        159,073
                               ------      --     ------    --        -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  1,199       --       (19)    --        159,073
                               ------      --     ------    --        -------
Increase (decrease) in
  net assets.................  1,238       --        --     --        159,836
Net assets at beginning
  of year....................     --       --        --     --             --
                               ------      --     ------    --        -------
Net assets at end of
  period..................... $1,238       --        --     --        159,836
                               ======      ==     ======    ==        =======
Changes in units
  (note 5):
   Units purchased...........     97       --     3,602     --         15,631
   Units redeemed............     --       --    (3,602)    --             --
                               ------      --     ------    --        -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     97       --        --     --         15,631
                               ======      ==     ======    ==        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Franklin Templeton Variable Insurance
                               Products Trust (continued)
                              ------------------------------------
                                                  Templeton Global
                              Templeton Foreign   Asset Allocation
                              Securities Fund --     Fund --
                              Class 2 Shares      Class 2 Shares
                              ------------------- ----------------
                                Year ended         Year ended
                               December 31,       December 31,
                              ------------------- ----------------
                                2004      2003    2004     2003
                               -------    ------  ----     ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (71)       68     (2)       48
   Net realized gain
     (loss) on
     investments.............   4,266        27     73       917
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (938)    4,385     --         8
   Capital gain
     distributions...........      --        --     --        --
                               -------    ------   ----    ------
       Increase
         (decrease) in
         net assets from
         operations..........   3,257     4,480     71       973
                               -------    ------   ----    ------
From capital
  transactions:
   Net premiums..............   5,162    11,000     --        --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --        --     --        --
     Surrenders..............      --        --     --    (4,731)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (3)       --     --       (11)
     Capital contribution....      --        --     --        --
     Transfers (to) from
       the Guarantee
       Account...............     (12)       10    (71)       (2)
     Transfers (to) from
       other subaccounts.....    (292)       --     --        --
                               -------    ------   ----    ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   4,855    11,010    (71)   (4,744)
                               -------    ------   ----    ------
Increase (decrease) in
  net assets.................   8,112    15,490     --    (3,771)
Net assets at beginning
  of year....................  15,490        --     --     3,771
                               -------    ------   ----    ------
Net assets at end of
  period..................... $23,602    15,490     --        --
                               =======    ======   ====    ======
Changes in units
  (note 5):
   Units purchased...........   2,034     1,243    920        --
   Units redeemed............  (1,675)       --   (920)     (374)
                               -------    ------   ----    ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     359     1,243     --      (374)
                               =======    ======   ====    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                      GE Investments Funds, Inc.
                              ---------------------------------------------------------------------------
                                 Global Income Fund           Income Fund        International Equity Fund
                              -----------------------  ------------------------  ------------------------
                                     Year ended               Year ended               Year ended
                                    December 31,             December 31,             December 31,
                              -----------------------  ------------------------  ------------------------
                                  2004        2003         2004         2003        2004         2003
                              -----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   689,177     415,779    4,323,331    3,874,279     150,403       63,546
   Net realized gain
     (loss) on
     investments.............     (13,481)  1,034,176   (1,267,226)   3,455,343  (1,164,596)     712,223
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     554,445     342,964   (1,765,333)  (6,487,793)  6,588,127    8,710,030
   Capital gain
     distributions...........          --          --    1,259,033    2,669,616          --           --
                              -----------  ----------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,230,141   1,792,919    2,549,805    3,511,445   5,573,934    9,485,799
                              -----------  ----------  -----------  -----------  ----------   ----------
From capital
  transactions:
   Net premiums..............      45,850      28,526   11,654,641   16,718,015      55,753       80,346
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (27,773)    (20,342)  (1,176,137)  (2,649,260)    (51,822)    (135,855)
     Surrenders..............  (1,767,168) (1,883,222) (20,489,404) (25,422,959) (2,986,069)  (2,101,782)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (11,002)    (16,920)    (186,653)    (235,058)    (24,717)     (19,066)
     Capital contribution....          --          --           --           --          --           --
     Transfers (to) from
       the Guarantee
       Account...............     (95,944)    153,824   (1,388,492)  (2,454,106)    524,224      451,309
     Transfers (to) from
       other subaccounts.....     (35,764)   (630,902) (21,670,986) (21,718,875)  5,885,171    3,433,011
                              -----------  ----------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,891,801) (2,369,036) (33,257,031) (35,762,243)  3,402,540    1,707,963
                              -----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets.................    (661,660)   (576,117) (30,707,226) (32,250,798)  8,976,474   11,193,762
Net assets at beginning
  of year....................  16,538,247  17,114,364  157,337,580  189,588,378  35,870,504   24,676,742
                              -----------  ----------  -----------  -----------  ----------   ----------
Net assets at end of
  period..................... $15,876,587  16,538,247  126,630,354  157,337,580  44,846,978   35,870,504
                              ===========  ==========  ===========  ===========  ==========   ==========
Changes in units
  (note 5):
   Units purchased...........     304,030      15,064    3,497,033    1,193,867   2,192,674      430,753
   Units redeemed............    (457,254)   (206,938)  (5,924,043)  (3,747,723) (1,872,185)    (245,187)
                              -----------  ----------  -----------  -----------  ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (153,224)   (191,874)  (2,427,010)  (2,553,856)    320,489      185,566
                              ===========  ==========  ===========  ===========  ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                   GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------------------------
                                 Mid-Cap Equity Fund          Money Market Fund      Premier Growth Equity Fund
                              -------------------------  --------------------------  ------------------------
                                      Year ended                 Year ended                 Year ended
                                     December 31,               December 31,               December 31,
                              -------------------------  --------------------------  ------------------------
                                  2004          2003         2004          2003          2004          2003
                              ------------  -----------  ------------  ------------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (980,690)    (112,163)   (1,715,775)   (3,222,675)  (1,165,245)   (1,239,375)
   Net realized gain
     (loss) on
     investments.............    9,312,867       50,745            --            --    3,912,180    (1,354,467)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      478,207   48,691,534            --            --    3,283,022    25,927,068
   Capital gain
     distributions...........   19,408,411           --            --            --           --            --
                              ------------  -----------  ------------  ------------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   28,218,795   48,630,116    (1,715,775)   (3,222,675)   6,029,957    23,333,226
                              ------------  -----------  ------------  ------------  -----------   -----------
From capital
  transactions:
   Net premiums..............   12,090,035   15,702,740    54,100,738   127,178,464   12,629,194    15,930,757
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,801,581)  (1,974,015)  (16,869,949)  (10,256,644)    (753,013)   (1,241,936)
     Surrenders..............  (21,016,656) (14,671,622) (112,193,000) (199,018,887) (13,361,642)   (7,710,173)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (286,333)    (224,087)     (442,044)     (589,301)    (185,315)     (108,182)
     Capital contribution....           --   (6,040,562)           --            --           --            --
     Transfers (to) from
       the Guarantee
       Account...............    1,769,516    6,298,607   (26,352,949)  (82,598,560)   1,328,705     4,847,796
     Transfers (to) from
       other subaccounts.....   (7,236,321)  10,265,740    (6,013,111) (113,196,174) (10,873,946)   26,361,242
                              ------------  -----------  ------------  ------------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (16,481,340)   9,356,801  (107,770,315) (278,481,102) (11,216,017)   38,079,504
                              ------------  -----------  ------------  ------------  -----------   -----------
Increase (decrease) in
  net assets.................   11,737,455   57,986,917  (109,486,090) (281,703,777)  (5,186,060)   61,412,730
Net assets at beginning
  of year....................  212,938,060  154,951,143   362,964,711   644,668,488  132,429,856    71,017,126
                              ------------  -----------  ------------  ------------  -----------   -----------
Net assets at end of
  period..................... $224,675,515  212,938,060   253,478,621   362,964,711  127,243,796   132,429,856
                              ============  ===========  ============  ============  ===========   ===========
Changes in units
  (note 5):
   Units purchased...........    4,018,004    5,244,270    62,876,505    10,051,981    4,489,260     5,554,672
   Units redeemed............   (4,932,022)  (3,728,924)  (72,139,803)  (31,656,024)  (5,871,609)   (1,080,923)
                              ------------  -----------  ------------  ------------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (914,018)   1,515,346    (9,263,298)  (21,604,043)  (1,382,349)    4,473,749
                              ============  ===========  ============  ============  ===========   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 GE Investments Funds, Inc. (continued)
                              --------------------------------------------------------------------------------
                              Real Estate Securities Fund   S&P 500(R) Index Fund   Small-Cap Value Equity Fund
                              --------------------------  ------------------------  --------------------------
                                     Year ended                  Year ended                Year ended
                                    December 31,                December 31,              December 31,
                              --------------------------  ------------------------  --------------------------
                                  2004          2003          2004         2003         2004          2003
                              ------------   ----------   -----------  -----------   -----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,941,453    1,632,320       577,383     (313,550)   4,347,188      (759,871)
   Net realized gain
     (loss) on
     investments.............    5,629,540    2,946,152       161,362  (47,389,162)   4,983,828           889
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    9,231,361   13,185,479    43,542,840  158,355,697       66,760    13,296,441
   Capital gain
     distributions...........    9,845,407    3,906,271            --           --    2,108,850            --
                              ------------   ----------   -----------  -----------   -----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   29,647,761   21,670,222    44,281,585  110,652,985   11,506,626    12,537,459
                              ------------   ----------   -----------  -----------   -----------   ----------
From capital
  transactions:
   Net premiums..............    8,395,843    4,113,838    25,883,934   41,682,707   11,637,789    13,589,801
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (846,153)    (737,360)   (5,704,950)  (4,995,899)    (243,452)     (641,594)
     Surrenders..............  (14,270,178)  (8,575,725)  (65,453,911) (43,962,616)  (7,051,220)   (3,472,568)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (131,462)     (89,847)     (774,616)    (652,166)    (143,353)      (73,408)
     Capital contribution....           --           --            --           --           --            --
     Transfers (to) from
       the Guarantee
       Account...............    2,364,087      832,418     6,752,613    6,990,928    3,692,717     6,008,326
     Transfers (to) from
       other subaccounts.....   19,145,794    8,295,054   (14,746,936)  24,084,057   14,417,994     8,554,997
                              ------------   ----------   -----------  -----------   -----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   14,657,931    3,838,378   (54,043,866)  23,147,011   22,310,475    23,965,554
                              ------------   ----------   -----------  -----------   -----------   ----------
Increase (decrease) in
  net assets.................   44,305,692   25,508,600    (9,762,281) 133,799,996   33,817,101    36,503,013
Net assets at beginning
  of year....................   93,075,661   67,567,061   553,058,780  419,258,784   75,481,324    38,978,311
                              ------------   ----------   -----------  -----------   -----------   ----------
Net assets at end of
  period..................... $137,381,353   93,075,661   543,296,499  553,058,780  109,298,425    75,481,324
                              ============   ==========   ===========  ===========   ===========   ==========
Changes in units
  (note 5):
   Units purchased...........    3,816,709    1,181,243    11,638,126   19,037,352    5,125,500     2,579,990
   Units redeemed............   (2,738,070)    (841,352)  (13,354,120) (13,003,634)  (3,447,411)     (383,754)
                              ------------   ----------   -----------  -----------   -----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    1,078,639      339,891    (1,715,994)   6,033,718    1,678,089     2,196,236
                              ============   ==========   ===========  ===========   ===========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 GE Investments Funds, Inc. (continued)
                              ---------------------------------------------------------------------------
                                  Total Return Fund          U.S. Equity Fund         Value Equity Fund
                              -------------------------  ------------------------  ----------------------
                                      Year ended                Year ended               Year ended
                                     December 31,              December 31,             December 31,
                              -------------------------  ------------------------  ----------------------
                                  2004          2003         2004         2003        2004        2003
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    940,945      311,074     (219,057)    (436,288)    (93,453)     (7,925)
   Net realized gain
     (loss) on
     investments.............    3,411,934   (1,807,460)   1,357,242   (4,360,761)    631,327    (179,926)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   19,713,038   26,987,569    5,088,086   22,237,895   1,949,212   4,879,388
   Capital gain
     distributions...........    4,810,827           --           --           --          --          --
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   28,876,744   25,491,183    6,226,271   17,440,846   2,487,086   4,691,537
                              ------------  -----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  199,929,428   46,567,782    7,022,475   10,229,408   5,065,634   7,420,928
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (984,635)  (1,236,936)    (980,771)    (693,361)   (176,997)   (296,252)
     Surrenders..............  (26,644,274) (12,548,400)  (9,776,150)  (7,114,253) (1,938,590) (1,623,380)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (291,530)    (133,719)    (149,273)    (115,627)    (56,649)    (32,911)
     Capital contribution....           --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   52,912,997   28,714,399    1,189,045    2,466,894     617,075   2,080,232
     Transfers (to) from
       other subaccounts.....   26,128,668   24,310,941   (5,153,999)   1,896,648     653,130    (537,694)
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  251,050,654   85,674,067   (7,848,673)   6,669,709   4,163,603   7,010,923
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  279,927,398  111,165,250   (1,622,402)  24,110,555   6,650,689  11,702,460
Net assets at beginning
  of year....................  219,281,916  108,116,666  103,409,596   79,299,041  27,903,530  16,201,070
                              ------------  -----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $499,209,314  219,281,916  101,787,194  103,409,596  34,554,219  27,903,530
                              ============  ===========  ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   30,481,718    9,680,431    2,561,195    1,718,284   1,122,477   1,180,310
   Units redeemed............   (6,606,666)  (1,353,600)  (3,380,541)    (935,597)   (724,973)   (309,357)
                              ------------  -----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   23,875,052    8,326,831     (819,346)     782,687     397,504     870,953
                              ============  ===========  ===========  ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Goldman Sachs Variable Insurance Trust       Greenwich Street Series Fund
                                 -------------------------------------------------  ---------------------------
                                      Goldman Sachs             Goldman Sachs       Salomon Brothers Variable
                                    Growth and Income           Mid Cap Value       Aggressive Growth Fund --
                                           Fund                     Fund                    Class II
                                 -----------------------  ------------------------  ---------------------------
                                                                                                   Period from
                                        Year ended               Year ended                           May 1,
                                       December 31,             December 31,         Year ended      2003 to
                                 -----------------------  ------------------------  December 31,   December 31,
                                     2004        2003         2004         2003         2004           2003
                                 -----------  ----------  -----------  -----------  ------------   ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $   102,647     (11,177)   5,246,445     (798,782)    (66,476)       (15,161)
   Net realized gain
     (loss) on
     investments................   1,013,277    (508,336)  11,043,349    5,486,781      53,414        105,500
   Change in unrealized
     appreciation
     (depreciation) on
     investments................   3,241,395   4,377,331   10,142,800   26,662,384     308,717        170,701
   Capital gain
     distributions..............          --          --    9,752,987    1,627,201          --             --
                                 -----------  ----------  -----------  -----------   ---------      ---------
       Increase
         (decrease) in
         net assets from
         operations.............   4,357,319   3,857,818   36,185,581   32,977,584     295,655        261,040
                                 -----------  ----------  -----------  -----------   ---------      ---------
From capital
  transactions:
   Net premiums.................      58,950      82,454      305,754      329,445   2,355,957        754,308
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits.............     (62,687)    (41,269)    (709,801)  (1,316,469)    (41,744)            --
     Surrenders.................  (2,722,654) (1,978,616) (18,858,008) (15,047,721)   (213,913)       (74,084)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (25,113)    (21,736)    (180,804)    (188,385)     (5,744)          (572)
     Capital contribution.......          --          --           --           --          --             --
     Transfers (to) from
       the Guarantee
       Account..................     366,245     307,602      459,415   (1,463,994)    326,687        139,572
     Transfers (to) from
       other subaccounts........  10,719,073   1,997,780   16,413,725   (7,206,926)    851,624      1,249,655
                                 -----------  ----------  -----------  -----------   ---------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................   8,333,814     346,215   (2,569,719) (24,894,050)  3,272,867      2,068,879
                                 -----------  ----------  -----------  -----------   ---------      ---------
Increase (decrease) in
  net assets....................  12,691,133   4,204,033   33,615,862    8,083,534   3,568,522      2,329,919
Net assets at beginning
  of year.......................  22,304,366  18,100,333  158,040,259  149,956,725   2,329,919             --
                                 -----------  ----------  -----------  -----------   ---------      ---------
Net assets at end of
  period........................ $34,995,499  22,304,366  191,656,121  158,040,259   5,898,441      2,329,919
                                 ===========  ==========  ===========  ===========   =========      =========
Changes in units
  (note 5):
   Units purchased..............   1,835,294     108,875    3,994,282       30,789     417,557        192,078
   Units redeemed...............    (951,568)    (93,102)  (4,243,688)  (2,098,584)   (152,993)        (6,690)
                                 -----------  ----------  -----------  -----------   ---------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003...................     883,726      15,773     (249,406)  (2,067,795)    264,564        185,388
                                 ===========  ==========  ===========  ===========   =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                            Janus Aspen Series
                              -----------------------------------------------------------------------------
                                                                                     Capital Appreciation
                                Balanced Portfolio --      Balanced Portfolio --         Portfolio --
                                 Institutional Shares         Service Shares         Institutional Shares
                              -------------------------  ------------------------  ------------------------
                                      Year ended                Year ended                Year ended
                                     December 31,              December 31,              December 31,
                              -------------------------  ------------------------  ------------------------
                                  2004          2003         2004         2003         2004         2003
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,490,727    3,064,724      810,148      384,453   (1,780,177)  (1,571,214)
   Net realized gain
     (loss) on
     investments.............      (33,278) (16,074,600)   1,718,059     (413,469)  (6,349,657) (36,132,244)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   20,696,455   61,535,869    5,355,519   12,238,875   29,954,685   64,861,360
   Capital gain
     distributions...........           --           --           --           --           --           --
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   23,153,904   48,525,993    7,883,726   12,209,859   21,824,851   27,157,902
                              ------------  -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      786,842    1,438,780   13,785,960   31,521,852      266,224      497,050
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (4,709,927)  (4,475,542)  (1,281,317)  (1,589,434)    (949,881)  (1,689,658)
     Surrenders..............  (50,307,835) (45,324,311)  (8,570,939)  (5,902,956) (16,668,793) (12,835,885)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (436,787)    (539,055)    (195,221)    (134,953)    (203,516)    (242,140)
     Capital contribution....           --           --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   (3,684,775)  (8,974,164)   2,398,174    5,270,414   (1,206,758)  (2,604,404)
     Transfers (to) from
       other subaccounts.....  (25,581,869) (26,551,425)  (6,005,852)  (5,353,521) (11,485,758) (21,347,817)
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (83,934,351) (84,425,717)     130,805   23,811,402  (30,248,482) (38,222,854)
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................  (60,780,447) (35,899,724)   8,014,531   36,021,261   (8,423,631) (11,064,952)
Net assets at beginning
  of year....................  401,874,615  437,774,339  118,007,229   81,985,968  158,146,066  169,211,018
                              ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $341,094,168  401,874,615  126,021,760  118,007,229  149,722,435  158,146,066
                              ============  ===========  ===========  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........    2,636,754       92,184    2,976,298    4,490,699    1,624,620       41,733
   Units redeemed............   (7,296,856)  (5,501,487)  (3,047,635)  (1,740,618)  (3,758,674)  (3,250,998)
                              ------------  -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   (4,660,102)  (5,409,303)     (71,337)   2,750,081   (2,134,054)  (3,209,265)
                              ============  ===========  ===========  ===========  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               Janus Aspen Series (continued)
                              ----------------------------------------------------------------
                                Capital Appreciation    Core Equity        Flexible Income
                                    Portfolio --        Portfolio --        Portfolio --
                                      Service          Institutional        Institutional
                                       Shares              Shares              Shares
                              -----------------------  -------------  ------------------------
                                     Year ended          Year ended          Year ended
                                    December 31,        December 31,        December 31,
                              -----------------------  -------------  ------------------------
                                  2004        2003      2004   2003       2004         2003
                              -----------  ----------  -----  ------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (339,147)   (255,419)   (28)    (15)   2,469,989    2,777,766
   Net realized gain
     (loss) on
     investments.............     359,195  (1,598,692)     4    (130)      90,887    3,102,986
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   3,387,633   5,163,850    650     687   (1,635,540)  (1,204,733)
   Capital gain
     distributions...........          --          --     --      --      495,170           --
                              -----------  ----------  -----  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,407,681   3,309,739    626     542    1,420,506    4,676,019
                              -----------  ----------  -----  ------  -----------  -----------
From capital
  transactions:
   Net premiums..............   2,324,630   3,276,861     --     205      117,385      363,524
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (146,911)   (194,922)    --      --     (430,458)  (1,396,734)
     Surrenders..............  (1,543,127) (1,697,501)    --      --  (10,291,640) (14,185,905)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (28,661)    (26,844)    --      --      (72,013)    (101,242)
     Capital contribution....          --          --     --      --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     417,012   1,194,127     (1) (1,525)  (1,750,011)  (5,490,780)
     Transfers (to) from
       other subaccounts.....  (1,768,903) (2,167,196) 2,646   1,504  (10,711,430) (11,320,881)
                              -----------  ----------  -----  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (745,960)    384,525  2,645     184  (23,138,167) (32,132,018)
                              -----------  ----------  -----  ------  -----------  -----------
Increase (decrease) in
  net assets.................   2,661,721   3,694,264  3,271     726  (21,717,661) (27,455,999)
Net assets at beginning
  of year....................  21,935,902  18,241,638  2,953   2,227   76,430,894  103,886,893
                              -----------  ----------  -----  ------  -----------  -----------
Net assets at end of
  period..................... $24,597,623  21,935,902  6,224   2,953   54,713,233   76,430,894
                              ===========  ==========  =====  ======  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     665,652       5,290    330     261    1,239,943       24,423
   Units redeemed............    (864,878)     (4,835)   (16)   (233)  (2,718,785)  (2,183,242)
                              -----------  ----------  -----  ------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (199,226)        455    314      28   (1,478,842)  (2,158,819)
                              ===========  ==========  =====  ======  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                    Janus Aspen Series (continued)
                              -------------------------------------------------------------------------
                                Global Life Sciences      Global Technology
                                    Portfolio --            Portfolio --          Growth Portfolio --
                                   Service Shares          Service Shares        Institutional Shares
                              -----------------------  ----------------------  ------------------------
                                     Year ended              Year ended               Year ended
                                    December 31,            December 31,             December 31,
                              -----------------------  ----------------------  ------------------------
                                  2004        2003        2004        2003         2004         2003
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (248,277)   (221,670)   (297,054)   (210,408)  (2,753,711)  (3,128,772)
   Net realized gain
     (loss) on
     investments.............     631,411  (2,111,851)   (770,771) (5,562,604) (12,034,080) (52,859,279)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,112,733   5,642,778     (19,532) 10,882,379   19,403,215  117,113,119
   Capital gain
     distributions...........          --          --          --          --           --           --
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,495,867   3,309,257  (1,087,357)  5,109,367    4,615,424   61,125,068
                              -----------  ----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............     136,569     336,995   1,053,178     355,170      204,723      979,900
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (123,892)   (327,793)    (94,173)    (89,828)  (1,578,531)  (1,930,774)
     Surrenders..............  (1,847,731) (1,784,432) (2,679,737) (1,744,347) (27,831,504) (28,536,349)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (23,830)    (23,729)    (40,866)    (23,379)    (301,333)    (376,802)
     Capital contribution....          --          --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     139,625     (72,508)    140,492     697,655   (1,919,992)  (5,089,081)
     Transfers (to) from
       other subaccounts.....     112,692    (612,295) (4,239,576)  7,253,273  (20,314,959) (21,000,773)
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,606,567) (2,483,762) (5,860,682)  6,448,544  (51,741,596) (55,953,879)
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................    (110,700)    825,495  (6,948,039) 11,557,911  (47,126,172)   5,171,189
Net assets at beginning
  of year....................  15,343,549  14,518,054  22,874,235  11,316,324  243,704,460  238,533,271
                              -----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of
  period..................... $15,232,849  15,343,549  15,926,196  22,874,235  196,578,288  243,704,460
                              ===========  ==========  ==========  ==========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........   1,428,385      45,930   3,741,124   2,396,071    1,865,936       80,837
   Units redeemed............  (1,655,044)   (384,451) (5,679,312)   (538,859)  (5,474,276)  (4,696,770)
                              -----------  ----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (226,659)   (338,521) (1,938,188)  1,857,212   (3,608,340)  (4,615,933)
                              ===========  ==========  ==========  ==========  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       Janus Aspen Series (continued)
                                 -------------------------------------------------------------------------
                                          Growth            International Growth     International Growth
                                       Portfolio --             Portfolio --             Portfolio --
                                      Service Shares        Institutional Shares        Service Shares
                                 -----------------------  ------------------------  ----------------------
                                        Year ended               Year ended               Year ended
                                       December 31,             December 31,             December 31,
                                 -----------------------  ------------------------  ----------------------
                                     2004        2003         2004         2003        2004        2003
                                 -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (279,819)   (268,091)    (511,235)    (182,541)   (167,699)    (77,971)
   Net realized gain
     (loss) on
     investments................    (428,340) (2,547,271)   3,160,892  (12,495,460)  1,719,974   3,101,834
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     940,240   7,296,628   11,621,055   38,222,502   2,268,702   4,835,337
   Capital gain
     distributions..............          --          --           --           --          --          --
                                 -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations.............     232,081   4,481,266   14,270,712   25,544,501   3,820,977   7,859,200
                                 -----------  ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums.................     100,237     917,553      264,144      220,470   4,417,991   4,385,717
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits.............    (208,483)   (238,036)    (459,653)    (605,205)   (532,454)   (178,982)
     Surrenders.................  (1,856,620) (1,457,229) (12,334,826)  (9,788,903) (1,528,153) (1,307,228)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (21,702)    (28,564)    (109,487)    (115,532)    (35,563)    (23,491)
     Capital contribution.......          --          --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account..................      70,800      98,485     (711,956)  (1,016,738)    391,916   1,065,571
     Transfers (to) from
       other subaccounts........  (1,589,141)   (875,444)  (1,286,553)  (9,733,391) (3,411,847) (2,291,493)
                                 -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (3,504,909) (1,583,235) (14,638,331) (21,039,299)   (698,110)  1,650,094
                                 -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets....................  (3,272,828)  2,898,031     (367,619)   4,505,202   3,122,867   9,509,294
Net assets at beginning
  of year.......................  19,784,309  16,886,278   96,519,163   92,013,961  22,857,374  13,348,080
                                 -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period........................ $16,511,481  19,784,309   96,151,544   96,519,163  25,980,241  22,857,374
                                 ===========  ==========  ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased..............     601,773     219,586    2,174,109       18,417   6,441,537   2,293,339
   Units redeemed...............  (1,223,314)   (556,187)  (3,114,255)  (1,775,979) (6,723,620) (1,599,151)
                                 -----------  ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003...................    (621,541)   (336,601)    (940,146)  (1,757,562)   (282,083)    694,188
                                 ===========  ==========  ===========  ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                           Janus Aspen Series (continued)
                                    ------------------------------------------------------------------------------------
                                    Mid Cap Growth Portfolio -- Mid Cap Growth Portfolio -- Worldwide Growth Portfolio --
                                       Institutional Shares          Service Shares           Institutional Shares
                                    --------------------------  --------------------------  ----------------------------
                                      Year ended December 31,   Year ended December 31,      Year ended December 31,
                                    --------------------------  --------------------------  ----------------------------
                                        2004          2003         2004          2003           2004           2003
                                    ------------  ------------   ----------    ----------    -----------    -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $ (1,918,946)   (1,842,365)   (216,681)     (184,244)    (1,129,141)      (873,143)
   Net realized gain
     (loss) on
     investments...................  (17,151,565) (107,125,873)    135,723    (1,263,523)   (18,838,312)   (65,238,753)
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   41,941,739   145,894,301   2,452,204     4,865,717     26,250,152    121,705,488
   Capital gain
     distributions.................           --            --          --            --             --             --
                                    ------------  ------------   ----------    ----------    -----------    -----------
       Increase
         (decrease) in
         net assets from
         operations................   22,871,228    36,926,063   2,371,246     3,417,950      6,282,699     55,593,592
                                    ------------  ------------   ----------    ----------    -----------    -----------
From capital
  transactions:
   Net premiums....................      265,500       580,508     225,828       545,775        523,775        873,384
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits................     (812,799)   (1,237,618)    (85,377)      (46,466)    (1,885,350)    (2,524,468)
     Surrenders....................  (15,079,428)  (12,807,058)   (930,722)     (852,214)   (38,370,706)   (36,943,233)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (196,960)     (210,373)    (18,871)      (19,255)      (320,119)      (406,174)
     Capital contribution..........           --            --          --            --             --             --
     Transfers (to) from
       the Guarantee
       Account.....................     (234,813)     (904,876)    197,738       299,293     (1,917,954)    (4,918,259)
     Transfers (to) from
       other subaccounts...........  (10,221,557)   (6,319,476)    232,832      (394,979)   (22,243,255)   (42,272,061)
                                    ------------  ------------   ----------    ----------    -----------    -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (26,280,057)  (20,898,893)   (378,572)     (467,846)   (64,213,609)   (86,190,811)
                                    ------------  ------------   ----------    ----------    -----------    -----------
Increase (decrease) in
  net assets.......................   (3,408,829)   16,027,170   1,992,674     2,950,104    (57,930,910)   (30,597,219)
Net assets at beginning
  of year..........................  139,995,112   123,967,942  13,557,716    10,607,612    283,626,677    314,223,896
                                    ------------  ------------   ----------    ----------    -----------    -----------
Net assets at end of
  period........................... $136,586,283   139,995,112  15,550,390    13,557,716    225,695,767    283,626,677
                                    ============  ============   ==========    ==========    ===========    ===========
Changes in units
  (note 5):
   Units purchased.................    1,381,995        45,716     809,695       290,833      1,518,160         52,004
   Units redeemed..................   (3,188,666)   (1,691,522)   (926,663)     (451,844)    (4,845,916)    (5,184,096)
                                    ------------  ------------   ----------    ----------    -----------    -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003......................   (1,806,671)   (1,645,806)   (116,968)     (161,011)    (3,327,756)    (5,132,092)
                                    ============  ============   ==========    ==========    ===========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Janus Aspen Series (continued) J.P. Morgan Series Trust II
                              -----------------------------  ---------------------------
                                  Worldwide Growth                           International
                                    Portfolio --                                Equity
                                   Service Shares            Bond Portfolio   Portfolio
                              -----------------------------  --------------  -----------
                                     Year ended                Year ended     Year ended
                                    December 31,              December 31,   December 31,
                              -----------------------------  --------------  -----------
                                  2004           2003         2004    2003    2004    2003
                               -----------     ----------    ------  ------  ------   ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (150,931)      (157,434)     1,540     496      (4)   (2)
   Net realized gain
     (loss) on
     investments.............      68,401     (2,222,890)       (68)    (53)    134     3
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     518,585      6,825,872       (724)   (437)    (11)   51
   Capital gain
     distributions...........          --             --        443     624      --    --
                               -----------     ----------    ------  ------  ------   ---
       Increase
         (decrease) in
         net assets from
         operations..........     436,055      4,445,548      1,191     630     119    52
                               -----------     ----------    ------  ------  ------   ---
From capital
  transactions:
   Net premiums..............     202,036      1,193,795     16,806  23,654   6,000    --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (268,159)      (272,259)        --      --      --    --
     Surrenders..............  (1,756,349)    (1,264,169)        --  (3,916)     --    --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (24,595)       (32,443)       (96)     (9)     (1)   --
     Capital contribution....          --             --         --      --      --    --
     Transfers (to) from
       the Guarantee
       Account...............      84,946        761,299      1,727   7,549     (11)  253
     Transfers (to) from
       other subaccounts.....  (1,733,738)    (2,791,658)        --      --      --    --
                               -----------     ----------    ------  ------  ------   ---
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,495,859)    (2,405,435)    18,437  27,278   5,988   253
                               -----------     ----------    ------  ------  ------   ---
Increase (decrease) in
  net assets.................  (3,059,804)     2,040,113     19,628  27,908   6,107   305
Net assets at beginning
  of year....................  23,616,809     21,576,696     31,759   3,851     305    --
                               -----------     ----------    ------  ------  ------   ---
Net assets at end of
  period..................... $20,557,005     23,616,809     51,387  31,759   6,412   305
                               ===========     ==========    ======  ======  ======   ===
Changes in units
  (note 5):
   Units purchased...........     605,068        361,789      1,878   3,058   2,172    24
   Units redeemed............  (1,224,314)      (806,764)       (65)   (385) (1,769)   --
                               -----------     ----------    ------  ------  ------   ---
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (619,246)      (444,975)     1,813   2,673     403    24
                               ===========     ==========    ======  ======  ======   ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              J.P. Morgan Series Trust II (continued)
                              ---------------------------------------------
                                                             U.S. Large Cap
                               Mid Cap Value   Small Company Core Equity
                                 Portfolio      Portfolio    Portfolio
                              ---------------  ------------- --------------
                                 Year ended    Year ended    Year ended
                                December 31,   December 31,  December 31,
                              ---------------  ------------- --------------
                                2004    2003    2004   2003  2004    2003
                              -------  ------  -----   ----   -----  ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (158)   (171)   (19)   --      --    --
   Net realized gain
     (loss) on
     investments.............   6,268     985      4    --      --    --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (2,373)  3,794    312    --      --    --
   Capital gain
     distributions...........      23      --     --    --      --    --
                              -------  ------  -----    --    -----   --
       Increase
         (decrease) in
         net assets from
         operations..........   3,760   4,608    297    --      --    --
                              -------  ------  -----    --    -----   --
From capital
  transactions:
   Net premiums..............  23,965  12,980  7,206    --   6,000    --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --      --     --    --      --    --
     Surrenders..............      --  (4,645)    --    --      --    --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (25)    (11)   (16)   --      --    --
     Capital contribution....      --      --     --    --      --    --
     Transfers (to) from
       the Guarantee
       Account...............    (439)     36     92    --      --    --
     Transfers (to) from
       other subaccounts.....    (189)     --     --    --      --    --
                              -------  ------  -----    --    -----   --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  23,312   8,360  7,282    --   6,000    --
                              -------  ------  -----    --    -----   --
Increase (decrease) in
  net assets.................  27,072  12,968  7,579    --   6,000    --
Net assets at beginning
  of year....................  16,709   3,741     --    --      --    --
                              -------  ------  -----    --    -----   --
Net assets at end of
  period..................... $43,781  16,709  7,579    --   6,000    --
                              =======  ======  =====    ==    =====   ==
Changes in units
  (note 5):
   Units purchased...........   6,431   1,432    469    --     449    --
   Units redeemed............  (4,886)   (512)    (1)   --      --    --
                              -------  ------  -----    --    -----   --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   1,545     920    468    --     449    --
                              =======  ======  =====    ==    =====   ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                        MFS(R) Variable
                                    Merrill Lynch Variable Series Fund, Inc.            Insurance Trust
                              ----------------------------------------------------  ----------------------
                               Merrill Lynch    Merrill Lynch      Merrill Lynch
                                Basic Value    Large Cap Growth Value Opportunities    MFS(R) Investors
                                V.I. Fund --     V.I. Fund --      V.I. Fund --     Growth Stock Series --
                              Class III Shares Class III Shares  Class III Shares    Service Class Shares
                              ---------------- ---------------- ------------------- ----------------------
                                                                                          Year ended
                                      Period from April 30, to December 31,              December 31,
                              ----------------------------------------------------  ----------------------
                                    2004             2004              2004            2004        2003
                              ---------------- ---------------- ------------------- ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $   14,978         (2,197)             89,749        (399,687)   (316,005)
   Net realized gain
     (loss) on
     investments.............         7,850         18,187               6,673         (10,388) (1,581,632)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       145,944         34,315            (242,448)      2,224,980   5,732,067
   Capital gain
     distributions...........         3,945             --             254,217              --          --
                                 ----------        -------           ---------      ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........       172,717         50,305             108,191       1,814,905   3,834,430
                                 ----------        -------           ---------      ----------  ----------
From capital
  transactions:
   Net premiums..............     1,554,556        244,820             704,302       3,341,140   4,891,595
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........            --             --                  --        (232,027)   (136,402)
     Surrenders..............        (8,531)        (3,347)             (2,412)     (2,005,156) (1,210,407)
     Cost of insurance
       and
       administrative
       expense (note 4a).....          (509)          (319)               (532)        (38,159)    (28,905)
     Capital contribution....            --             --                  --              --          --
     Transfers (to) from
       the Guarantee
       Account...............         5,595         10,141              21,461         484,361   1,696,128
     Transfers (to) from
       other subaccounts.....       912,342         74,467             519,413      (2,355,808)   (292,666)
                                 ----------        -------           ---------      ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     2,463,453        325,762           1,242,232        (805,649)  4,919,343
                                 ----------        -------           ---------      ----------  ----------
Increase (decrease) in
  net assets.................     2,636,170        376,067           1,350,423       1,009,256   8,753,773
Net assets at beginning
  of year....................            --             --                  --      25,999,088  17,245,315
                                 ----------        -------           ---------      ----------  ----------
Net assets at end of
  period.....................    $2,636,170        376,067           1,350,423      27,008,344  25,999,088
                                 ==========        =======           =========      ==========  ==========
Changes in units
  (note 5):
   Units purchased...........       334,427         72,923             166,058         937,192     968,092
   Units redeemed............       (91,856)       (38,276)            (45,553)     (1,277,708)   (245,175)
                                 ----------        -------           ---------      ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................       242,571         34,647             120,505        (340,516)    722,917
                                 ==========        =======           =========      ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     MFS(R) Variable Insurance Trust (continued)
                              ------------------------------------------------------------------------
                               MFS(R) Investors Trust   MFS(R) New Discovery   MFS(R) Strategic Income
                                 Series -- Service        Series -- Service    Series -- Service
                                    Class Shares            Class Shares       Class Shares
                              -----------------------  ----------------------  -----------------------
                                     Year ended              Year ended        Year ended
                                    December 31,            December 31,       December 31,
                              -----------------------  ----------------------  -----------------------
                                  2004        2003        2004        2003     2004        2003
                              -----------  ----------  ----------  ----------  ----        ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (236,244)   (180,151)   (679,289)   (430,847)  --          --
   Net realized gain
     (loss) on
     investments.............     215,751    (442,323)  1,128,909      17,066   --          --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,918,019   3,758,246     980,456   7,603,890   --          --
   Capital gain
     distributions...........          --          --          --          --   --          --
                              -----------  ----------  ----------  ----------   --          --
       Increase
         (decrease) in
         net assets from
         operations..........   1,897,526   3,135,772   1,430,076   7,190,109   --          --
                              -----------  ----------  ----------  ----------   --          --
From capital
  transactions:
   Net premiums..............   1,821,423   3,581,369   4,503,571   7,933,349   --          --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (232,008)   (262,223)   (453,532)   (197,059)  --          --
     Surrenders..............  (1,460,433)   (956,581) (4,109,768) (2,682,639)  --          --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (34,461)    (29,083)    (74,082)    (38,023)  --          --
     Capital contribution....          --          --          --          --   --          --
     Transfers (to) from
       the Guarantee
       Account...............     561,572   1,851,636     912,172   2,724,695   --          --
     Transfers (to) from
       other subaccounts.....    (840,113)    173,932  (8,320,907) 16,618,353   --          --
                              -----------  ----------  ----------  ----------   --          --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (184,020)  4,359,050  (7,542,546) 24,358,676   --          --
                              -----------  ----------  ----------  ----------   --          --
Increase (decrease) in
  net assets.................   1,713,506   7,494,822  (6,112,470) 31,548,785   --          --
Net assets at beginning
  of year....................  20,574,145  13,079,323  48,193,193  16,644,408   --          --
                              -----------  ----------  ----------  ----------   --          --
Net assets at end of
  period..................... $22,287,651  20,574,145  42,080,723  48,193,193   --          --
                              ===========  ==========  ==========  ==========   ==          ==
Changes in units
  (note 5):
   Units purchased...........     477,097     760,339   2,463,195   3,288,202   --          --
   Units redeemed............    (552,825)   (169,222) (3,542,529)   (351,735)  --          --
                              -----------  ----------  ----------  ----------   --          --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (75,728)    591,117  (1,079,334)  2,936,467   --          --
                              ===========  ==========  ==========  ==========   ==          ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              MFS(R) Variable Insurance Trust (continued)
                              ----------------------------------------------
                               MFS(R) Total
                              Return Series --        MFS(R) Utilities Series --
                              Service Class Shares     Service Class Shares
                              ---------------------   ------------------------
                              Year ended December 31, Year ended December 31,
                              ---------------------   ------------------------
                                2004         2003        2004          2003
                               -------       ------   ----------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     3          115      (101,673)      102,597
   Net realized gain
     (loss) on
     investments.............      80           21     1,510,137      (916,779)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,576        3,712     6,923,010     6,765,881
   Capital gain
     distributions...........      --           --            --            --
                               -------       ------   ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,659        3,848     8,331,474     5,951,699
                               -------       ------   ----------    ----------
From capital
  transactions:
   Net premiums..............   1,206       23,500     3,391,900     4,156,674
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --           --      (283,401)     (460,260)
     Surrenders..............      --           --    (2,714,188)   (1,215,530)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (81)          --       (47,330)      (28,711)
     Capital contribution....      --           --            --            --
     Transfers (to) from
       the Guarantee
       Account...............      77           11       647,529     1,096,332
     Transfers (to) from
       other subaccounts.....     (21)          --     2,036,063     1,968,531
                               -------       ------   ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,181       23,511     3,030,573     5,517,036
                               -------       ------   ----------    ----------
Increase (decrease) in
  net assets.................   3,840       27,359    11,362,047    11,468,735
Net assets at beginning
  of year....................  27,359           --    27,422,921    15,954,186
                               -------       ------   ----------    ----------
Net assets at end of
  period..................... $31,199       27,359    38,784,968    27,422,921
                               =======       ======   ==========    ==========
Changes in units
  (note 5):
   Units purchased...........     116        2,387     2,063,558       945,964
   Units redeemed............     (11)          --    (1,789,134)     (223,448)
                               -------       ------   ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     105        2,387       274,424       722,516
                               =======       ======   ==========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Nations Separate Account Trust
                              ----------------------------------------------------
                                                             Nations Marsico
                                   Nations Marsico      International Opportunities
                                  Growth Portfolio              Portfolio
                              ------------------------  --------------------------
                                           Period from                Period from
                                              May 1,                     May 1,
                               Year ended    2003 to     Year ended     2003 to
                              December 31, December 31, December 31,  December 31,
                                  2004         2003         2004          2003
                              ------------ ------------ ------------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (389,917)     (65,786)    (206,120)     (27,423)
   Net realized gain
     (loss) on
     investments.............     501,022      105,009      730,355      191,396
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   3,371,401      939,883    2,982,227      754,103
   Capital gain
     distributions...........          --           --       52,035           --
                              -----------   ----------   ----------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........   3,482,506      979,106    3,558,497      918,076
                              -----------   ----------   ----------    ---------
From capital
  transactions:
   Net premiums..............  11,972,993    7,515,564   12,291,217    2,848,824
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (102,427)      (7,122)    (215,781)      (5,602)
     Surrenders..............    (969,326)     (78,641)  (1,083,203)     (28,541)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (49,522)      (2,211)     (32,687)      (1,074)
     Capital contribution....          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   2,606,719    1,451,247    2,425,867      823,009
     Transfers (to) from
       other subaccounts.....   2,764,073    5,632,644    8,846,168    4,175,307
                              -----------   ----------   ----------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  16,222,510   14,511,481   22,231,581    7,811,923
                              -----------   ----------   ----------    ---------
Increase (decrease) in
  net assets.................  19,705,016   15,490,587   25,790,078    8,729,999
Net assets at beginning
  of year....................  15,490,587           --    8,729,999           --
                              -----------   ----------   ----------    ---------
Net assets at end of
  period..................... $35,195,603   15,490,587   34,520,077    8,729,999
                              ===========   ==========   ==========    =========
Changes in units
  (note 5):
   Units purchased...........   2,311,759    1,270,755    3,033,124      655,203
   Units redeemed............    (972,084)     (16,831)  (1,363,223)      (2,940)
                              -----------   ----------   ----------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   1,339,675    1,253,924    1,669,901      652,263
                              ===========   ==========   ==========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Oppenheimer Variable Account Funds
                              -----------------------------------------------------------------------------
                                                            Oppenheimer Aggressive
                              Oppenheimer Aggressive Growth   Growth Fund/VA --       Oppenheimer Balanced
                                       Fund/VA                 Service Shares               Fund/VA
                              ----------------------------  ----------------------  -----------------------
                               Year ended December 31,      Year ended December 31, Year ended December 31,
                              ----------------------------  ----------------------  -----------------------
                                  2004            2003         2004        2003         2004        2003
                               ------------   -----------   ---------   ---------   -----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,419,315)    (1,432,640)    (61,847)     (9,255)     (290,902)  1,156,603
   Net realized gain
     (loss) on
     investments.............   (5,323,519)   (46,670,609)    115,684      16,228     1,616,659  (2,654,977)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   23,748,494     70,135,856     629,593      48,911     5,166,701  15,883,735
   Capital gain
     distributions...........           --             --          --          --            --          --
                               ------------   -----------   ---------   ---------   -----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   17,005,660     22,032,607     683,430      55,884     6,492,458  14,385,361
                               ------------   -----------   ---------   ---------   -----------  ----------
From capital
  transactions:
   Net premiums..............       86,822        790,710   1,258,379   1,855,247       138,698     455,803
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (642,781)      (760,971)    (42,359)    (27,633)     (638,372)   (656,797)
     Surrenders..............  (15,734,391)   (14,128,996)   (351,731)    (25,593)  (12,139,595) (8,963,484)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (127,568)      (157,153)     (7,526)       (139)      (84,433)    (97,860)
     Capital contribution....           --             --          --          --            --          --
     Transfers (to) from
       the Guarantee
       Account...............      (22,333)    (1,484,201)    259,356     136,583        84,573  (1,271,305)
     Transfers (to) from
       other subaccounts.....   (5,513,482)    (3,116,371)  1,161,165     656,951     9,887,898   3,155,117
                               ------------   -----------   ---------   ---------   -----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (21,953,733)   (18,856,982)  2,277,284   2,595,416    (2,751,231) (7,378,526)
                               ------------   -----------   ---------   ---------   -----------  ----------
Increase (decrease) in
  net assets.................   (4,948,073)     3,175,625   2,960,714   2,651,300     3,741,227   7,006,835
Net assets at beginning
  of year....................  108,383,130    105,207,505   2,651,300          --    77,463,428  70,456,593
                               ------------   -----------   ---------   ---------   -----------  ----------
Net assets at end of
  period..................... $103,435,057    108,383,130   5,612,014   2,651,300    81,204,655  77,463,428
                               ============   ===========   =========   =========   ===========  ==========
Changes in units
  (note 5):
   Units purchased...........      632,070         33,579     380,933     225,667     1,075,230     207,744
   Units redeemed............   (1,433,475)      (834,374)   (202,630)     (4,547)   (1,018,468)   (632,246)
                               ------------   -----------   ---------   ---------   -----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (801,405)      (800,795)    178,303     221,120        56,762    (424,502)
                               ============   ===========   =========   =========   ===========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                   Oppenheimer Variable Account Funds (continued)
                              ----------------------------------------------------------------------------------------
                               Oppenheimer                                                        Oppenheimer Capital
                                 Balanced                                 Oppenheimer Capital         Appreciation
                                Fund/VA --       Oppenheimer Bond            Appreciation              Fund/VA --
                              Service Shares          Fund/VA                   Fund/VA              Service Shares
                              -------------- ------------------------  ------------------------  ---------------------
                               Period from          Year ended                Year ended               Year ended
                               April 30, to        December 31,              December 31,             December 31,
                               December 31,  ------------------------  ------------------------  ---------------------
                                   2004          2004         2003         2004         2003        2004        2003
                              -------------- -----------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
   Net investment income
     (expense)...............   $  (34,514)    3,257,789    5,783,153   (1,944,758)  (1,715,965)   (139,874)   (30,380)
   Net realized gain
     (loss) on
     investments.............       14,024       246,997      994,550    1,203,001  (17,481,761)    174,624     65,638
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      557,213       (42,183)    (401,178)   9,727,639   62,718,810     605,023    544,217
   Capital gain
     distributions...........           --            --           --           --           --          --         --
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
      Increase
        (decrease) in
        net assets from
        operations...........      536,723     3,462,603    6,376,525    8,985,882   43,521,084     639,773    579,475
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
From capital
 transactions:
   Net premiums..............    4,937,774        96,681      336,346      651,660      732,373   4,073,409  3,572,773
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........           --    (1,383,713)  (1,190,649)  (1,646,758)  (1,181,374)    (19,121)   (42,740)
     Surrenders..............      (33,819)  (15,720,005) (17,991,802) (24,485,138) (18,866,152)   (555,586)  (155,783)
     Cost of insurance
      and administrative
      expense (note 4a)......       (1,085)     (105,875)    (151,454)    (212,857)    (232,524)    (21,145)    (1,329)
     Capital contribution....           --            --           --           --           --          --         --
     Transfers (to) from
      the Guarantee
      Account................      106,053    (1,772,830)  (3,500,030)     (92,196)  (1,117,118)    663,340    342,200
     Transfers (to) from
      other subaccounts......    3,833,505    (6,126,189) (11,552,432)  (1,830,751)      72,692   1,908,358  2,480,717
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
      Increase
        (decrease) in
        net assets from
        capital
        transactions
        (note 5).............    8,842,428   (25,011,931) (34,050,021) (27,616,040) (20,592,103)  6,049,255  6,195,838
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets..................    9,379,151   (21,549,328) (27,673,494) (18,630,158)  22,928,981   6,689,028  6,775,313
Net assets at beginning
 of year.....................           --   105,148,222  132,821,716  190,039,913  167,110,932   6,776,279        966
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
Net assets at end of
 period......................   $9,379,151    83,598,894  105,148,222  171,409,755  190,039,913  13,465,307  6,776,279
                                ==========   ===========  ===========  ===========  ===========  ==========  =========
Changes in units
 (note 5):
   Units purchased...........      914,555     1,009,881       17,560    1,654,058       32,848     834,669    562,975
   Units redeemed............      (56,266)   (2,239,302)  (1,795,165)  (2,417,838)    (873,045)   (332,657)   (17,592)
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................      858,289    (1,229,421)  (1,777,605)    (763,780)    (840,197)    502,012    545,383
                                ==========   ===========  ===========  ===========  ===========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                            Oppenheimer Variable Account Funds (continued)
                              ------------------------------------------------------------------------------
                              Oppenheimer Global Securities                           Oppenheimer Main Street
                                     Fund/VA --              Oppenheimer High Income        Fund/VA --
                                   Service Shares                    Fund/VA              Service Shares
                              ----------------------------  ------------------------  ----------------------
                                     Year ended                    Year ended               Year ended
                                    December 31,                  December 31,             December 31,
                              ----------------------------  ------------------------  ----------------------
                                  2004           2003           2004         2003        2004        2003
                               ------------    ----------   -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (373,890)     (456,540)     5,338,715    6,021,551    (480,777)   (318,989)
   Net realized gain
     (loss) on
     investments.............    4,042,632         6,406     (1,427,269)  (7,648,698)  1,128,440    (674,767)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   10,271,107    18,054,212      2,793,471   22,851,165   3,473,483  10,382,149
   Capital gain
     distributions...........           --            --             --           --          --          --
                               ------------    ----------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   13,939,849    17,604,078      6,704,917   21,224,018   4,121,146   9,388,393
                               ------------    ----------   -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   12,939,658    14,376,562        204,683      323,516   5,780,847  11,400,665
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (456,952)     (747,213)    (1,658,565)  (1,061,454) (1,047,878)   (261,771)
     Surrenders..............   (5,353,027)   (1,915,065)   (17,861,103) (17,226,273) (3,297,804) (2,729,014)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (131,081)      (60,846)      (105,111)    (127,406)    (94,716)    (55,604)
     Capital contribution....           --            --             --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............    1,887,908     3,991,066       (571,186)     706,375     969,916   4,123,014
     Transfers (to) from
       other subaccounts.....   10,965,469     3,752,107    (11,234,444)  11,539,009    (334,779)    200,917
                               ------------    ----------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   19,851,975    19,396,611    (31,225,726)  (5,846,233)  1,975,586  12,678,207
                               ------------    ----------   -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................   33,791,824    37,000,689    (24,520,809)  15,377,785   6,096,732  22,066,600
Net assets at beginning
  of year....................   69,507,798    32,507,109    114,409,559   99,031,774  52,551,095  30,484,495
                               ------------    ----------   -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $103,299,622    69,507,798     89,888,750  114,409,559  58,647,827  52,551,095
                               ============    ==========   ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........    4,459,070     2,770,156      1,844,187      227,632   1,550,711   2,112,321
   Units redeemed............   (2,651,932)     (341,029)    (3,346,701)    (333,300) (1,452,934)   (409,228)
                               ------------    ----------   -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    1,807,138     2,429,127     (1,502,514)    (105,668)     97,777   1,703,093
                               ============    ==========   ===========  ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Oppenheimer Variable
                              Account Funds (continued)        PBHG Insurance Series Fund, Inc.
                              ------------------------  ----------------------------------------------
                              Oppenheimer Main Street
                               Small Cap Fund/VA --         PBHG Growth II       PBHG Large Cap Growth
                                  Service Shares               Portfolio               Portfolio
                              ------------------------  ----------------------  ----------------------
                              Year ended December 31,   Year ended December 31, Year ended December 31,
                              ------------------------  ----------------------  ----------------------
                                  2004         2003        2004        2003        2004        2003
                              -----------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (248,987)    (38,426)    (170,549)   (195,692)   (254,453)   (262,616)
   Net realized gain
     (loss) on
     investments.............     482,893     244,204     (118,187) (1,883,145)   (381,930) (8,228,688)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,858,878     735,614      760,934   5,011,706   1,841,615  13,355,969
   Capital gain
     distributions...........          --          --           --          --          --          --
                              -----------   ---------   ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,092,784     941,392      472,198   2,932,869   1,205,232   4,864,665
                              -----------   ---------   ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   7,666,157   4,005,309       38,069       9,694      16,934      43,402
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (83,768)      1,423      (42,584)    (71,762)   (187,498)   (270,190)
     Surrenders..............    (769,273)   (189,507)  (1,899,271) (1,582,375) (3,071,025) (2,666,909)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (28,130)     (1,215)     (20,192)    (23,986)    (27,231)    (29,342)
     Capital contribution....          --          --           --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     997,648     564,551     (414,555)   (436,624)       (620)    (53,691)
     Transfers (to) from
       other subaccounts.....   5,159,551   3,295,672   (1,553,717) (1,201,053)   (977,370) (1,501,872)
                              -----------   ---------   ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  12,942,185   7,676,233   (3,892,250) (3,306,106) (4,246,810) (4,478,602)
                              -----------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  16,034,969   8,617,625   (3,420,052)   (373,237) (3,041,578)    386,063
Net assets at beginning
  of year....................   8,617,625          --   14,437,919  14,811,156  20,050,154  19,664,091
                              -----------   ---------   ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $24,652,594   8,617,625   11,017,867  14,437,919  17,008,576  20,050,154
                              ===========   =========   ==========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   1,735,484     651,494      421,381       1,263     294,679       4,210
   Units redeemed............    (805,289)    (15,794)    (856,117)   (432,103)   (571,390)   (358,809)
                              -----------   ---------   ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     930,195     635,700     (434,736)   (430,840)   (276,711)   (354,599)
                              ===========   =========   ==========  ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       PIMCO Variable Insurance Trust
                              ------------------------------------------------------
                               Foreign Bond Portfolio
                              (U.S. Dollar Hedged) --     High Yield Portfolio --
                              Administrative Class Shares Administrative Class Shares
                              --------------------------  --------------------------
                              Year ended December 31,     Year ended December 31,
                              --------------------------  --------------------------
                                  2004          2003          2004          2003
                               -----------   ----------    -----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   173,279       118,876     4,656,375     3,514,922
   Net realized gain
     (loss) on
     investments.............      19,116        96,041     1,329,609     1,772,986
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      90,885      (202,048)      554,894     6,070,757
   Capital gain
     distributions...........     111,556            --            --            --
                               -----------   ----------    -----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     394,836        12,869     6,540,878    11,358,665
                               -----------   ----------    -----------   ----------
From capital
  transactions:
   Net premiums..............     135,525     2,864,477    15,859,281    33,090,449
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (43,715)     (108,418)     (702,049)   (1,139,939)
     Surrenders..............    (974,389)     (710,228)   (5,905,791)   (3,798,762)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (16,696)      (12,661)     (156,053)      (73,579)
     Capital contribution....          --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     310,937     1,263,742     3,428,581     6,595,488
     Transfers (to) from
       other subaccounts.....    (468,465)     (211,071)   (5,661,142)    9,766,343
                               -----------   ----------    -----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,056,803)    3,085,841     6,862,827    44,440,000
                               -----------   ----------    -----------   ----------
Increase (decrease) in
  net assets.................    (661,967)    3,098,710    13,403,705    55,798,665
Net assets at beginning
  of year....................  11,304,444     8,205,734    90,104,962    34,306,297
                               -----------   ----------    -----------   ----------
Net assets at end of
  period..................... $10,642,477    11,304,444   103,508,667    90,104,962
                               ===========   ==========    ===========   ==========
Changes in units
  (note 5):
   Units purchased...........     188,552       346,790     4,168,437     4,686,933
   Units redeemed............    (279,121)      (88,051)   (3,610,929)     (516,906)
                               -----------   ----------    -----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (90,569)      258,739       557,508     4,170,027
                               ===========   ==========    ===========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  PIMCO Variable Insurance Trust (continued)
                              ------------------------------------------------------
                              Long-Term U.S. Government         Total Return
                              Portfolio -- Administrative Portfolio -- Administrative
                                    Class Shares                Class Shares
                              --------------------------  --------------------------
                               Year ended December 31,     Year ended December 31,
                              --------------------------  --------------------------
                                  2004          2003          2004          2003
                              -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,784,468     1,167,948     2,545,614     2,691,026
   Net realized gain
     (loss) on
     investments.............     379,401       610,025     1,435,932     1,792,216
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     436,797    (1,489,148)    1,457,881      (208,896)
   Capital gain
     distributions...........   1,008,223     1,107,205     2,363,875     1,947,400
                              -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,608,889     1,396,030     7,803,302     6,221,746
                              -----------   -----------   -----------   -----------
From capital
  transactions:
   Net premiums..............   5,485,266    29,794,714    33,075,993    75,153,679
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (953,607)     (431,025)   (1,846,343)   (2,090,699)
     Surrenders..............  (6,622,658)   (7,116,423)  (16,383,330)  (12,485,393)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (99,926)     (104,205)     (405,046)     (274,968)
     Capital contribution....          --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     519,745     3,982,466     2,672,461    20,679,095
     Transfers (to) from
       other subaccounts.....  (6,600,809)  (29,341,069)   (1,890,693)    8,496,413
                              -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (8,271,989)   (3,215,542)   15,223,042    89,478,127
                              -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets.................  (4,663,100)   (1,819,512)   23,026,344    95,699,873
Net assets at beginning
  of year....................  71,145,013    72,964,525   250,740,219   155,040,346
                              -----------   -----------   -----------   -----------
Net assets at end of
  period..................... $66,481,913    71,145,013   273,766,563   250,740,219
                              ===========   ===========   ===========   ===========
Changes in units
  (note 5):
   Units purchased...........   2,345,947     2,035,239     9,278,374     9,067,959
   Units redeemed............  (2,909,904)   (2,228,991)   (7,634,991)   (1,295,098)
                              -----------   -----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (563,957)     (193,752)    1,643,383     7,772,861
                              ===========   ===========   ===========   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    The Prudential Series Fund, Inc.
                              ----------------------------------------------
                                Jennison 20/20 Focus    Jennison Portfolio --
                                Portfolio -- Class II     Class II Shares
                              ------------------------  --------------------
                                           Period from
                                              May 1,        Year ended
                               Year ended    2003 to       December 31,
                              December 31, December 31, --------------------
                                  2004         2003        2004       2003
                              ------------ ------------ ---------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $  (11,802)      (586)     (12,195)   (2,097)
   Net realized gain
     (loss) on
     investments.............       8,122        635        3,957    (1,818)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     156,712     14,101       80,364    35,176
   Capital gain
     distributions...........          --         --           --        --
                               ----------    -------    ---------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     153,032     14,150       72,126    31,261
                               ----------    -------    ---------   -------
From capital
  transactions:
   Net premiums..............   1,101,846     86,414      737,875   334,643
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........          --         --      (10,431)       --
     Surrenders..............     (47,450)    (2,148)     (31,776)  (14,265)
     Cost of insurance
       and
       administrative
       expense (note 4a).....        (641)      (104)      (1,288)      (91)
     Capital contribution....          --         --           --        --
     Transfers (to) from
       the Guarantee
       Account...............      39,342     (7,927)    (289,691)   26,680
     Transfers (to) from
       other subaccounts.....     264,039     97,068      191,916    74,248
                               ----------    -------    ---------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,357,136    173,303      596,605   421,215
                               ----------    -------    ---------   -------
Increase (decrease) in
  net assets.................   1,510,168    187,453      668,731   452,476
Net assets at beginning
  of year....................     187,453         --      480,826    28,350
                               ----------    -------    ---------   -------
Net assets at end of
  period.....................  $1,697,621    187,453    1,149,557   480,826
                               ==========    =======    =========   =======
Changes in units
  (note 5):
   Units purchased...........     120,201     16,099       70,679    51,610
   Units redeemed............     (12,565)      (893)     (13,194)   (2,245)
                               ----------    -------    ---------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     107,636     15,206       57,485    49,365
                               ==========    =======    =========   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                              The Prudential Series Fund, Inc. (continued)  Rydex Variable Trust
                              -------------------------------------------  ----------------------
                               SP William Blair         SP Prudential
                                International           U.S. Emerging
                              Growth Portfolio --      Growth Portfolio --
                                   Class II               Class II                OTC Fund
                              -----------------------  ------------------  ----------------------
                                  Year ended             Year ended              Year ended
                                 December 31,           December 31,            December 31,
                              -----------------------  ------------------  ----------------------
                                2004        2003        2004      2003        2004        2003
                               -------     --------     ------    ------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (253)      (1,235)    (1,312)   (1,062)     (207,855)   (129,085)
   Net realized gain
     (loss) on
     investments.............     228      115,131        154    (1,092)      249,078    (880,952)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,253         (174)    16,227    24,293       789,321   3,894,505
   Capital gain
     distributions...........      --           --         23        --            --          --
                               -------     --------     ------    ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,228      113,722     15,092    22,139       830,544   2,884,468
                               -------     --------     ------    ------   ----------  ----------
From capital
  transactions:
   Net premiums..............      --           --         --        --     2,128,716   5,383,663
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --           --         --        --       (23,088)   (122,845)
     Surrenders..............    (757)        (667)      (241)   (1,129)     (843,147)   (459,642)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (25)         (23)      (133)     (120)      (28,509)    (12,398)
     Capital contribution....      --           --         --        --            --          --
     Transfers (to) from
       the Guarantee
       Account...............      --            3        216       (12)      922,839     739,417
     Transfers (to) from
       other subaccounts.....      --     (109,282)        --     2,267    (1,841,001)   (663,629)
                               -------     --------     ------    ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (782)    (109,969)      (158)    1,006       315,810   4,864,566
                               -------     --------     ------    ------   ----------  ----------
Increase (decrease) in
  net assets.................   1,446        3,753     14,934    23,145     1,146,354   7,749,034
Net assets at beginning
  of year....................  16,189       12,436     80,249    57,104    12,881,739   5,132,705
                               -------     --------     ------    ------   ----------  ----------
Net assets at end of
  period..................... $17,635       16,189     95,183    80,249    14,028,093  12,881,739
                               =======     ========     ======    ======   ==========  ==========
Changes in units
  (note 5):
   Units purchased...........       1           --      1,068       180     2,163,663   1,775,647
   Units redeemed............     (99)        (111)    (1,112)     (100)   (2,468,921)   (364,960)
                               -------     --------     ------    ------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (98)        (111)       (44)       80      (305,258)  1,410,687
                               =======     ========     ======    ======   ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Salomon Brothers Variable Series Funds, Inc
                              ------------------------------------------------------
                              Salomon Brothers Variable All Salomon Brothers Variable
                                Cap Fund -- Class II        Investors Fund -- Class I
                              ----------------------------  ------------------------
                                             Period from
                                                May 1,            Year ended
                               Year ended      2003 to           December 31,
                              December 31,   December 31,   ------------------------
                                  2004           2003          2004         2003
                              ------------   ------------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (170,140)      (29,236)       (32,944)       6,553
   Net realized gain
     (loss) on
     investments.............     354,800        50,864      1,381,002   (3,305,045)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     391,700       632,103      2,988,242   15,342,042
   Capital gain
     distributions...........          --            --             --           --
                              -----------     ---------     ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     576,360       653,731      4,336,300   12,043,550
                              -----------     ---------     ----------   ----------
From capital
  transactions:
   Net premiums..............   5,007,314     4,336,529        220,444      181,229
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (53,283)           --       (468,134)    (302,041)
     Surrenders..............    (468,812)      (19,353)    (5,328,335)  (4,547,900)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (27,443)       (1,031)       (62,110)     (59,549)
     Capital contribution....          --            --             --           --
     Transfers (to) from
       the Guarantee
       Account...............   1,272,863       341,249        178,420      (88,882)
     Transfers (to) from
       other subaccounts.....     928,649     1,803,975         81,098      746,923
                              -----------     ---------     ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   6,659,288     6,461,369     (5,378,617)  (4,070,220)
                              -----------     ---------     ----------   ----------
Increase (decrease) in
  net assets.................   7,235,648     7,115,100     (1,042,317)   7,973,330
Net assets at beginning
  of year....................   7,115,100            --     53,792,987   45,819,657
                              -----------     ---------     ----------   ----------
Net assets at end of
  period..................... $14,350,748     7,115,100     52,750,670   53,792,987
                              ===========     =========     ==========   ==========
Changes in units
  (note 5):
   Units purchased...........   1,392,873       552,197      1,041,664      109,490
   Units redeemed............    (892,531)       (1,737)    (1,458,073)    (589,640)
                              -----------     ---------     ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     500,342       550,460       (416,409)    (480,150)
                              ===========     =========     ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Salomon Brothers Variable Series Funds, Inc (continued)
                              ------------------------------------------------------
                              Salomon Brothers Variable    Salomon Brothers Variable
                               Strategic Bond Fund --       Total Return Fund --
                                      Class I                      Class I
                              ---------------------------  -------------------------
                                     Year ended                  Year ended
                                    December 31,                December 31,
                              ---------------------------  -------------------------
                                  2004          2003          2004          2003
                               -----------    ----------    ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,488,471     1,893,922        87,335        26,191
   Net realized gain
     (loss) on
     investments.............     325,407     3,320,791       398,568        (4,660)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (344,829)     (476,633)      463,024     2,108,750
   Capital gain
     distributions...........     804,709     1,117,503       288,233       215,308
                               -----------    ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,273,758     5,855,583     1,237,160     2,345,589
                               -----------    ----------    ----------   ----------
From capital
  transactions:
   Net premiums..............     119,965       208,356        57,859       178,560
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (393,186)     (424,122)     (464,570)     (142,592)
     Surrenders..............  (5,633,166)   (6,966,411)   (2,329,517)   (1,420,034)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (49,289)      (61,558)      (17,684)      (18,048)
     Capital contribution....          --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............  (1,847,602)     (707,601)      345,181      (126,810)
     Transfers (to) from
       other subaccounts.....   1,874,387     7,070,157       431,086       346,920
                               -----------    ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,928,891)     (881,179)   (1,977,645)   (1,182,004)
                               -----------    ----------    ----------   ----------
Increase (decrease) in
  net assets.................  (3,655,133)    4,974,404      (740,485)    1,163,585
Net assets at beginning
  of year....................  50,829,246    45,854,842    18,578,692    17,415,107
                               -----------    ----------    ----------   ----------
Net assets at end of
  period..................... $47,174,113    50,829,246    17,838,207    18,578,692
                               ===========    ==========    ==========   ==========
Changes in units
  (note 5):
   Units purchased...........   1,255,569       210,880       311,413        52,944
   Units redeemed............  (1,699,453)     (236,411)     (478,962)     (172,033)
                               -----------    ----------    ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (443,884)      (25,531)     (167,549)     (119,089)
                               ===========    ==========    ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      Scudder Variable Series II
                              -----------------------------------------------------
                                                    SVS Dreman
                                                   High Return    SVS Dreman
                              Scudder Technology      Equity      Small Cap
                              Growth Portfolio --  Portfolio --  Value Portfolio --
                              Class B Shares      Class B Shares Class B Shares
                              ------------------- -------------- ------------------
                                Year ended                        Year ended
                               December 31,         Year ended   December 31,
                              ------------------   December 31,  ------------------
                                2004      2003         2004       2004                                      2003
                              -------    -----    -------------- ------                                     ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (9)      (7)         (53)         (2)                                     --
   Net realized gain
     (loss) on
     investments.............     166        2           28         124                                      --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (156)     218          589          --                                      --
   Capital gain
     distributions...........      --       --           --          --                                      --
                               -------    -----       -----       ------                                     --
       Increase
         (decrease) in
         net assets from
         operations..........       1      213          564         122                                      --
                               -------    -----       -----       ------                                     --
From capital
  transactions:
   Net premiums..............      --      500        5,162          --                                      --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --       --           --          --                                      --
     Surrenders..............      --       --           --          --                                      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (2)      --           --          --                                      --
     Capital contribution....      --       --           --          --                                      --
     Transfers (to) from
       the Guarantee
       Account...............    (999)   1,011           36        (122)                                     --
     Transfers (to) from
       other subaccounts.....    (147)      --           --          --                                      --
                               -------    -----       -----       ------                                     --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,148)   1,511        5,198        (122)                                     --
                               -------    -----       -----       ------                                     --
Increase (decrease) in
  net assets.................  (1,147)   1,724        5,762          --                                      --
Net assets at beginning
  of year....................   1,724       --           --          --                                      --
                               -------    -----       -----       ------                                     --
Net assets at end of
  period..................... $   577    1,724        5,762          --                                      --
                               =======    =====       =====       ======                                     ==
Changes in units
  (note 5):
   Units purchased...........      10      115          907       1,249                                      --
   Units redeemed............     (86)      --         (506)     (1,249)                                     --
                               -------    -----       -----       ------                                     --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (76)     115          401          --                                      --
                               =======    =====       =====       ======                                     ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Van Kampen Life Investment Trust
                              ---------------------------------------------
                                                          Emerging Growth
                               Comstock Portfolio --       Portfolio --
                                  Class II Shares         Class II Shares
                              -----------------------  --------------------
                                     Year ended             Year ended
                                    December 31,           December 31,
                              -----------------------  --------------------
                                  2004        2003        2004       2003
                              -----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (419,409)   (158,741)  (129,303)   (55,420)
   Net realized gain
     (loss) on
     investments.............   1,641,590     432,826    273,494     82,607
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   6,415,899   3,776,299    447,313    751,563
   Capital gain
     distributions...........          --          --         --         --
                              -----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   7,638,080   4,050,384    591,504    778,750
                              -----------  ----------  ---------  ---------
From capital
  transactions:
   Net premiums..............  16,248,714  12,912,713  2,118,492  3,945,283
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (171,591)   (122,507)   (78,700)   (92,720)
     Surrenders..............  (1,929,577)   (455,602)  (527,943)  (141,720)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (95,284)    (13,633)   (20,277)    (3,884)
     Capital contribution....          --          --         --         --
     Transfers (to) from
       the Guarantee
       Account...............   3,057,751   3,830,858    207,550    701,796
     Transfers (to) from
       other subaccounts.....  15,841,723   5,081,154    446,472  1,083,965
                              -----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  32,951,736  21,232,983  2,145,594  5,492,720
                              -----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................  40,589,816  25,283,367  2,737,098  6,271,470
Net assets at beginning
  of year....................  28,664,435   3,381,068  7,123,547    852,077
                              -----------  ----------  ---------  ---------
Net assets at end of
  period..................... $69,254,251  28,664,435  9,860,645  7,123,547
                              ===========  ==========  =========  =========
Changes in units
  (note 5):
   Units purchased...........   4,131,057   2,330,671    638,439    665,935
   Units redeemed............  (1,273,596)    (63,192)  (413,690)   (27,858)
                              -----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   2,857,461   2,267,479    224,749    638,077
                              ===========  ==========  =========  =========

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 2004

(1)Description of Entity

   GE Life & Annuity Separate Account 4 (the Account) is a separate investment account established on August 19, 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) pursuant to the laws of the Commonwealth of Virginia. The Account may invest in mutual funds, unit investment trusts, managed separate accounts and other portfolios. GE Life and Annuity uses the Account to support flexible premium variable deferred annuity contracts issued by GE Life & Annuity, as well as for other purposes permitted by law.

   Currently, there are multiple Subaccounts for the Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund), of the Fund (any open-end management investment company or any unit investment trust in which a Subaccount invests).

   The assets of the Account belong to GE Life & Annuity. Nonetheless, GE Life & Annuity do not charge the assets in the Account attributable to the contracts with liabilities arising out of any other business, which GE Life & Annuity may conduct. The assets of the Account will, however, be available to cover the liabilities for our General Account to the extent that the assets of the Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Account are credited to or charged against the Account without regard to the income, gains or losses arising out of any other business GE Life & Annuity may conduct.

   GE Life & Annuity registered the Account with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Account.

   Effective April 30, 2004, the following portfolios were made available to the Account.

          Evergreen Variable Annuity Trust
            Evergreen VA Omega Fund -- Class 2
          Fidelity Variable Insurance Products Fund
            VIP Asset Manager/SM/ Portfolio -- Service Class 2
            VIP Value Strategies Portfolio -- Service Class 2 Merrill Lynch Variable Series Funds, Inc.
            Merrill Lynch Basic Value V.I. Fund -- Class III Shares Merrill Lynch Large Cap Growth V.I. Fund -- Class III
             Shares
            Merrill Lynch Value Opportunities V.I. Fund -- Class III
             Shares
          Oppenheimer Variable Account Funds
            Oppenheimer Balanced Fund/VA -- Service Shares

   The Janus Aspen Series -- International Growth Portfolio -- Service Shares ceased accepting premium and new transfers from the Account effective November 15, 2004.

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II shares and the AllianceBernstein Variable Product Series -- AllianceBernstein International Value
Portfolio -- Class B were added to the Account.

   Effective December 15, 2004, Eaton Vance Variable Trust -- VT Income Fund of Boston was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


   Effective December 15, 2004, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I shares and Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I shares were added to the Account.

   During 2004, the following names were changed:

                     Formerly Known As                                            Currently Known As
AllianceBernstein Variable Products Series Fund, Inc.
  Quasar Portfolio -- Class B                                 AllianceBernstein Small Cap Growth Portfolio -- Class B

Fidelity Variable Insurance Products Fund
  VIP II Asset Manager/SM/ Portfolio -- Initial Class           VIP Asset Manager/SM/ Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Initial Class               VIP Contrafund(R) Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Service Class 2             VIP Contrafund(R) Portfolio -- Service Class 2
  VIP III Dynamic Capital Appreciation Portfolio -- Service     VIP Dynamic Capital Appreciation Portfolio --  Service
   Class 2                                                       Class 2
  VIP III Growth & Income Portfolio -- Initial Class            VIP Growth & Income Portfolio -- Initial Class
  VIP III Growth & Income Portfolio -- Service Class 2          VIP Growth & Income Portfolio -- Service Class 2
  VIP III Growth Opportunities Portfolio -- Initial Class       VIP Growth Opportunities Portfolio -- Initial Class
  VIP III Mid Cap Portfolio -- Initial Class                    VIP Mid Cap Portfolio -- Initial Class
  VIP III Mid Cap Portfolio -- Service Class 2                  VIP Mid Cap Portfolio -- Service Class 2

GE Investments Funds, Inc.
  Mid-Cap Value Equity Fund                                     Mid-Cap Equity Fund

Greenwich Street Series Fund
  Salomon Brothers Variable Emerging Growth Fund -- Class II    Salomon Brothers Variable Aggressive Growth Fund -- Class
                                                                 II

J.P. Morgan Series Trust II
  International Opportunities Portfolio                         International Equity Portfolio

Oppenheimer Variable Account Funds
  Oppenheimer Multiple Strategies Fund/VA                       Oppenheimer Balanced Fund/VA

PIMCO Variable Insurance Trust
  Foreign Bond Portfolio -- Administrative Class Shares         Foreign Bond Portfolio (U.S. Dollar Hedged) --
                                                                 Administrative Class Shares

The Prudential Series Fund, Inc.
  SP Jennison International Growth Portfolio -- Class II        SP William Blair International Growth Portfolio -- Class
                                                                 II

   On November 14, 2003, Dreyfus Investment Portfolios-Emerging Markets Portfolio Initial Shares and the Federated Insurance Series -- Federated International Small Company Fund II were liquidated in accordance with a decision made by the respective portfolio's Board of Trustees.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


   For 2004 the following portfolios did not reflect any activity and thus were omitted from the presentation of the financial statements:

AIM Variable Insurance Funds                                 Franklin Templeton Variable Insurance Products Trust
  AIM V.I. Blue Chip Fund -- Series I shares                   Templeton Global Income Securities Fund -- Class I Shares
American Century Variable Portfolios, Inc.                   The Prudential Series Fund, Inc.
  VP International Fund -- Class I                             Equity Portfolio -- Class II Shares

   During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II. In addition, Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio -- Institutional Shares and its Aggressive Growth Portfolio -- Service Shares to Mid Cap Growth Portfolio -- Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA -- Service Shares to Oppenheimer Main Street Fund/VA -- Service Shares; and Salomon Brothers Variable Series Fund Inc. changed the name of its Investors Fund -- Class I to Salomon Brothers Variable Investors Fund -- Class I, its Strategic Bond Fund -- Class I to Salomon Brothers Variable Strategic Bond Fund -- Class I, and its Total Return Fund -- Class I to Salomon Brothers Variable Total Return Fund -- Class I.

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the market day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (b) Unit Classes

   There are eighteen unit classes of subaccounts based on the annuity contract through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4 (a) below. Form numbers P1140, P1142, P1143, P1150 and P1153 are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contracts.

  (c) Federal Income Taxes

   The operations of the Account are a part of, and taxed with, the operations of GE Life & Annuity. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Life & Annuity is taxed as a life insurance company under the Code.

  (d) Use of Estimates

   Financial statements prepared in conformity with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2004 were:

                                                                            Cost of     Proceeds
                                                                             Shares       from
Fund/Portfolio                                                              Acquired   Shares Sold
--------------                                                             ----------- -----------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I shares....................... $    23,315 $    23,783
 AIM V.I. Basic Value Fund -- Series II shares............................  21,881,695   8,609,537
 AIM V.I. Capital Appreciation Fund -- Series I shares....................   5,471,857   5,472,079
 AIM V.I. Capital Development Fund -- Series I shares.....................      22,321      22,575
 AIM V.I. Core Equity Fund -- Series I shares.............................       3,236          23
 AIM V.I. Government Securities Fund -- Series I shares...................      94,356     786,555
 AIM V.I. Growth Fund -- Series I shares..................................   1,894,331   2,955,736
 AIM V.I. International Growth Fund -- Series II shares...................     457,509     100,641
 AIM V.I. Premier Equity Fund -- Series I shares..........................   4,007,305   8,938,684
 AIM V.I. Technology Fund -- Series I shares..............................          --     110,499
 AIM V.I. Utilities Fund -- Series I shares...............................          60          15
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares........................  18,242,547  49,826,739
 Alger American Small Capitalization Portfolio -- Class O Shares..........  37,190,828  50,098,654
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Portfolio -- Class B.................  60,575,302  54,599,462
 AllianceBernstein International Value Portfolio -- Class B...............     646,059      34,715
 AllianceBernstein Premier Growth Portfolio -- Class B....................   7,550,896   7,291,086
 AllianceBernstein Small Cap Growth Portfolio -- Class B..................   4,331,006   3,752,708
 AllianceBernstein Technology Portfolio -- Class B........................   4,482,869   3,349,364
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I.......................................         821         928
 VP Ultra Fund -- Class I.................................................      60,856      59,620
 VP Value Fund -- Class I.................................................      15,659         157
Dreyfus
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....     238,013     656,109
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares       1,316          31
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............      24,275          14
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.............................................  41,145,568  19,928,039
 VT Income Fund of Boston.................................................     223,557     247,182
 VT Worldwide Health Sciences Fund........................................   8,396,722   4,834,047
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2.......................................     139,879       2,880
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.....................  10,245,990  22,299,427
 Federated Capital Income Fund II.........................................   6,481,224   9,495,525
 Federated High Income Bond Fund II -- Primary Shares.....................  55,034,512  65,372,691
 Federated High Income Bond Fund II -- Service Shares.....................  52,501,615  50,773,653
 Federated Kaufmann Fund II -- Service Shares.............................  27,852,111  13,494,600

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Cost of     Proceeds
                                                                  Shares       from
Fund/Portfolio                                                   Acquired   Shares Sold
--------------                                                 ------------ ------------
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class............. $ 21,940,308 $ 51,085,690
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........    7,631,988    1,538,802
 VIP Contrafund(R) Portfolio -- Initial Class.................   83,467,309  105,750,080
 VIP Contrafund(R) Portfolio -- Service Class 2...............   58,297,865   30,450,880
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2    2,144,793    1,059,054
 VIP Equity-Income Portfolio -- Initial Class.................   74,746,310  136,930,548
 VIP Equity-Income Portfolio -- Service Class 2...............   48,469,193   30,872,737
 VIP Growth & Income Portfolio -- Initial Class...............   21,863,761   34,443,721
 VIP Growth & Income Portfolio -- Service Class 2.............   11,249,105    8,599,886
 VIP Growth Opportunities Portfolio -- Initial Class..........    4,624,921   11,949,715
 VIP Growth Portfolio -- Initial Class........................   37,652,034   84,887,520
 VIP Growth Portfolio -- Service Class 2......................   23,598,662   23,142,772
 VIP Mid Cap Portfolio -- Initial Class.......................        4,150       37,628
 VIP Mid Cap Portfolio -- Service Class 2.....................  107,393,162   76,124,187
 VIP Overseas Portfolio -- Initial Class......................   38,183,068   31,803,315
 VIP Value Strategies Portfolio -- Service Class 2............    1,978,517      553,190
Franklin Templeton Variable Insurance Products Trust
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..        1,205           14
 Mutual Shares Securities Fund -- Class 2 Shares..............       47,044       47,067
 Templeton Foreign Securities Fund -- Class I Shares..........      155,155           13
 Templeton Foreign Securities Fund -- Class 2 Shares..........       28,716       23,929
 Templeton Global Asset Allocation Fund -- Class 2 Shares.....       12,000       12,073
GE Investments Funds, Inc.
 Global Income Fund...........................................    4,723,177    5,899,144
 Income Fund..................................................   49,872,440   77,867,978
 International Equity Fund....................................   23,129,207   19,989,577
 Mid-Cap Value Equity Fund....................................   78,127,406   76,925,051
 Money Market Fund............................................  672,994,460  781,942,230
 Premier Growth Equity Fund...................................   44,800,481   57,596,890
 Real Estate Securities Fund..................................   92,627,331   63,451,108
 S&P 500(R) Index Fund........................................  149,147,331  200,871,736
 Small-Cap Value Equity Fund..................................   75,171,475   49,240,621
 Total Return Fund............................................  354,366,263   98,409,363
 U.S. Equity Fund.............................................   26,834,205   38,389,885
 Value Equity Fund............................................   11,229,784    7,255,718
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund.........................   17,343,421    9,068,642
 Goldman Sachs Mid Cap Value Fund.............................   84,701,263   72,231,064
Greenwich Street Series Fund
 Salomon Brothers Variable Aggressive Growth Fund -- Class II.    5,184,313    1,982,815
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares...................   48,220,304  130,016,600
 Balanced Portfolio -- Service Shares.........................   32,238,025   31,921,679
 Capital Appreciation Portfolio -- Institutional Shares.......   22,007,322   53,930,722
 Capital Appreciation Portfolio -- Service Shares.............    5,496,013    6,620,243
 Core Equity Portfolio -- Institutional Shares................        2,787          170

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                             Cost of     Proceeds
                                                                              Shares       from
Fund/Portfolio                                                               Acquired   Shares Sold
--------------                                                              ----------- -----------
 Flexible Income Portfolio -- Institutional Shares......................... $21,814,920 $42,046,592
 Global Life Sciences Portfolio -- Service Shares..........................  12,433,066  14,298,978
 Global Technology Portfolio -- Service Shares.............................  16,910,847  19,340,161
 Growth Portfolio -- Institutional Shares..................................  20,684,322  75,296,253
 Growth Portfolio -- Service Shares........................................   3,580,060   7,194,937
 International Growth Portfolio -- Institutional Shares....................  28,973,749  43,757,326
 International Growth Portfolio -- Service Shares..........................  49,724,829  50,882,847
 Mid Cap Growth Portfolio -- Institutional Shares..........................  18,320,966  46,643,804
 Mid Cap Growth Portfolio -- Service Shares................................   4,131,331   4,888,949
 Worldwide Growth Portfolio -- Institutional Shares........................  24,782,464  90,048,176
 Worldwide Growth Portfolio -- Service Shares..............................   4,040,525   7,688,710
J.P. Morgan Series Trust II
 Bond Portfolio............................................................      21,778       1,356
 International Equity Portfolio............................................      24,069      24,087
 Mid Cap Value Portfolio...................................................      71,308      71,130
 Small Company Portfolio...................................................       1,299          35
Merrill Lynch Variable Series Fund, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares...................   3,421,656     939,120
 Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares..............     712,324     388,745
 Merrill Lynch Small Cap Value V.I. Fund -- Class III Shares...............   2,028,135     469,184
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares..............   7,003,348   8,083,289
 MFS(R) Investors Trust Series -- Service Class Shares.....................   4,278,676   4,685,872
 MFS(R) New Discovery Series -- Service Class Shares.......................  23,850,362  32,566,389
 MFS(R) Strategic Income Series -- Service Class Shares....................           1          --
 MFS(R) Total Return Series -- Service Class Shares........................       1,748         564
 MFS(R) Utilities Series -- Service Class Shares...........................  18,675,588  15,788,452
Nations Separate Account Trust
 Nations Marsico Growth Portfolio..........................................  28,107,590  12,336,450
 Nations Marsico International Opportunities Portfolio.....................  40,864,026  18,866,225
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA.....................................  11,205,280  34,551,802
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...................   4,829,615   2,616,383
 Oppenheimer Balanced Fund/VA..............................................  22,755,822  25,864,848
 Oppenheimer Balanced Fund/VA -- Service Shares............................   9,423,412     618,042
 Oppenheimer Bond Fund/VA..................................................  23,387,315  45,127,207
 Oppenheimer Capital Appreciation Fund/VA..................................  29,724,915  59,139,888
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................  10,071,458   4,234,394
 Oppenheimer Global Securities Fund/VA -- Service Shares...................  46,285,416  26,820,311
 Oppenheimer High Income Fund/VA...........................................  39,850,624  65,590,585
 Oppenheimer Main Street Fund/VA -- Service Shares.........................  14,774,524  13,138,709
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............  24,255,899  11,580,445
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio..................................................   3,947,117   7,952,872
 PBHG Large Cap Growth Portfolio...........................................   4,529,127   9,026,911
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2,705,611   3,320,671

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                      Cost of     Proceeds
                                                                       Shares       from
Fund/Portfolio                                                        Acquired   Shares Sold
--------------                                                      ------------ -----------
 High Yield Portfolio -- Administrative Class Shares............... $ 55,375,694 $44,425,183
 Long-Term U.S. Government Portfolio -- Administrative Class Shares   34,220,355  39,937,490
 Total Return Portfolio -- Administrative Class Shares.............  116,264,654  96,955,191
The Prudential Series Fund, Inc.
 Jennison 20/20 Focus Portfolio -- Class II........................    1,515,050     170,048
 Jennison Portfolio -- Class II Shares.............................      721,944     131,500
 SP Jennison International Growth Portfolio -- Class II............           --       1,035
 SP Prudential U.S. Emerging Growth Portfolio -- Class II..........        9,427      10,875
Rydex Variable Trust
 OTC Fund..........................................................   11,119,236  10,801,791
Salomon Brothers Variable Series Funds, Inc
 Salomon Brothers Variable All Cap Fund -- Class II................   18,254,182  11,795,093
 Salomon Brothers Variable Investors Fund -- Class I...............   14,838,390  20,268,202
 Salomon Brothers Variable Strategic Bond Fund -- Class I..........   20,128,845  23,546,342
 Salomon Brothers Variable Total Return Fund -- Class I............    4,180,831   5,785,088
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B Shares.............        1,146       1,303
 SVS Dreman High Return Equity Portfolio -- Class B Shares.........       12,226       7,080
 SVS Dreman Small Cap Value Portfolio -- Class B Shares............       19,000      19,124
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.............................   47,522,487  15,127,569
 Emerging Growth Portfolio -- Class II Shares......................    5,986,456   4,057,674

(4)Related Party Transactions

  (a) GE Life & Annuity

   Net purchase payments transferred from GE Life & Annuity represents gross purchase payments recorded by GE Life & Annuity on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until surrender.

   Certain contract owners may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GE Life & Annuity assumes and the death benefit provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by the redemption of units. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. The table below discloses the fees described above by unit type.

                                                                                                           Mortality
                                                                               Administrative             and Expense
                                                                                  Expense      Optional  Risk Charges
                                                                                Charges as a   Benefits      as a
                                                          Annual Contract      percentage of     as a    percentage of
                                                         Maintenance Charge    the daily net  percentage the daily net
Unit Contract Form Distribution                          as a percentage of    assets of the    of Net   assets of the
Type    Number       Expense      Surrender Charges        Contract Value         Account       Assets      Account
---- ------------- ------------ ---------------------- ----------------------- -------------- ---------- -------------
I    P1140          0.20%       6% or less within      $30 if account value is       NA           NA         1.15%
                    monthly     seven years of any     $75,000 or less at time
                    for the     purchase payment       charge taken
                    first ten
                    years
                    following
                    any
                    purchase
                    payment
II   P1142,            NA       6% or less within      $25 if account value is      0.15%         NA         1.25%
     P1143,                     eight years of any     $75,000 or less at the
     P1150*                     purchase payment       time charge is taken
III  P1152*            NA       8% or less within nine $25 if account value         0.25%         NA         1.30%
                                years of any purchase  $10,000 or less at time
                                payment                charge taken
IV   P1151*            NA                N/A           $25 if account value is      0.25%         NA         1.35%
                                                       $25,000 or less at time
                                                       charge taken
V    P1153             NA                 NA                     NA                 0.35%         NA         0.40%
VI   P1154             NA       6% or less within      $30 if account values        0.15%         NA         1.35%
     *(Age 70                   seven years of any     is $40,000 or less at
     or younger)                purchase payment       the time the charge is
                                                       taken
VII  P1154*            NA       6% or less within      $30 if account value is      0.15%         NA         1.55%
     (Over age 70)              seven years of any     $40,000 or less at time
                                purchase payment       charge is taken
VII  P1154*            NA       6% or less within      $30 if account value is      0.15%         NA         1.30%
                                seven years of any     $40,000 or less at time
                                purchase payment       charge is taken

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                                                            Mortality
                                                                                Administrative             and Expense
                                                                                   Expense      Optional  Risk Charges
                                                                                 Charges as a   Benefits      as a
                                                           Annual Contract      percentage of     as a    percentage of
                                                          Maintenance Charge    the daily net  percentage the daily net
Unit  Contract Form Distribution                          as a percentage of    assets of the    of Net   assets of the
Type     Number       Expense      Surrender Charges        Contract Value         Account       Assets      Account
----  ------------- ------------ ---------------------- ----------------------- -------------- ---------- -------------
VIII     P1611          NA       Surrender Charge is              NA                 0.15%         NA         1.35%
                                 9% declining to 1%
                                 for any purchase
                                 payments in the
                                 Guarantee or Variable
                                 Account depending on
                                 length of time in
                                 account.
                                 Access Charge is 6%
                                 or less of any
                                 purchase payment
                                 allocated to
                                 immediate installment
                                 account
IX       P1156*         N/A      6% or less within four           NA                 0.15%         NA         1.30%
                                 years
X        P1154*         NA       6% or less within      $30 if account value is      0.15%        0.40%       1.30%
                                 seven years of any     $40,000 or less at
                                 purchase payment       time charge is taken
XI       P1154*         NA       6% or less within      $30 if account value is      0.15%        0.40%       1.30%
                                 seven years of any     $40,000 or less at
                                 purchase payment       time charge is taken
XII      P1154*         NA       6% or less within      $30 if account value is      0.15%        0.50%       1.30%
                                 seven years of any     $40,000 or less at
                                 purchase payment       time charge is taken
XIII     P1156*         N/A      6% or less within four           NA                 0.15%        0.40%       1.55%
                                 years
XIV      P1156*         N/A      6% or less within four           NA                 0.15%        0.40%       1.55%
                                 years
XV       P1156*         N/A      6% or less within four           NA                 0.15%        0.50%       1.55%
                                 years
XVI      P1151*         NA                 NA           $25 if account value is      0.25%        0.40%       1.35%
                                                        less than $25,000 at
                                                        time charge is taken
XVII     P1151*         NA                 NA           $25 if account value is      0.25%        0.40%       1.35%
                                                        less than $25,000 at
                                                        time charge is taken
XVIII    P0051*         NA                 NA           $25 if account value is      0.25%        0.50%       1.35%
                                                        less than $25,000 at
                                                        time charge is taken

--------
  NA -- Not Applicable
* Contract provides for optional death benefit riders; which assess a charge as a percentage of the Contract Value at the time the charge is taken.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GE Life & Annuity.

  (d) Capitalization

   Affiliates of the Account have capitalized certain portfolios of GE Investment Funds, Inc.

  (e) Bonus Credit

   For Type III unit contracts, transfers from the general account include approximately $6.2 million of payments by GE Life & Annuity in the form of bonus credits for the year ended December 31, 2004.

  (f) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE Life & Annuity, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Life & Annuity are also officers and directors of CBC.

  (g) GE Investments Fund, Inc.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of General Electric Company, currently serves as investment advisor to the GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of 0.60% for the Global Income Fund, 0.50% Income Fund, maximum 1.00% for the International Equity Fund, 0.65% Mid-Cap Equity Fund, maximum 0.50% for the Money Market Fund, 0.65% Premier Growth Equity Fund, maximum 0.85% for the Real Estate Securities Fund, 0.35% for the S&P 500(R) Index Fund, 0.80% for the Small-Cap Value Equity Fund, maximum 0.50% Total Return Fund, 0.55% for the U.S. Equity Fund, and 0.65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the following funds:
International Equity Fund, Money Market Fund, Real Estate Securities Fund, and the Total Return Fund.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2004 and 2003 are reflected in the Statements of Changes in Net Assets

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


(6)Financial Highlights

   A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2004, 2003, 2002, and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

   Expenses as a percentage of average net assets represent the annualized policy expenses of the Account, consisting of mortality and expense risk charges, and administrative expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolios, divided by average net assets.

   The total return below represents the annual total return for the year or lesser periods indicated and include deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type I:                                                 Units  Unit Value  000s    Net Assets     Ratio     Return
-------                                                ------- ---------- ------- ------------- ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004............................................... 377,759   $17.60   $ 6,647     1.15%        0.00%     4.28%
   2003............................................... 444,453    16.87     7,500     1.15%        0.00%    33.61%
   2002............................................... 477,492    12.63     6,031     1.15%        0.04%   (33.76)%
   2001............................................... 723,585    19.07    13,799     1.15%        0.24%   (13.01)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004............................................... 467,829    10.21     4,777     1.15%        0.00%    15.23%
   2003............................................... 512,921     8.86     4,545     1.15%        0.00%    40.71%
   2002............................................... 477,762     6.30     3,010     1.15%        0.00%   (27.07)%
   2001............................................... 642,188     8.64     5,549     1.15%        0.05%   (30.47)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 111,316    13.55     1,508     1.15%        0.74%     9.94%
   2003............................................... 107,521    12.32     1,325     1.15%        0.82%    23.24%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004............................................... 138,387    18.37     2,542     1.15%        1.46%     8.51%
   2003............................................... 184,208    16.93     3,119     1.15%        1.57%    26.23%
   2002............................................... 211,139    13.41     2,831     1.15%        1.18%   (21.13)%
   2001............................................... 294,487    17.01     5,009     1.15%        1.38%    (5.51)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets      Expenses as a Investment
                                                               ------------------- % of Average    Income    Total
Type I:                                                Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                              --------- ---------- -------- ------------- ---------- ------
 Federated Capital Income Fund II
   2004.............................................   108,608   $14.29   $  1,552     1.15%        4.55%     8.66%
   2003.............................................   127,652    13.15      1,679     1.15%        6.47%    19.28%
   2002.............................................   135,961    11.03      1,500     1.15%        5.74%   (24.82)%
   2001.............................................   202,066    14.67      2,964     1.15%        3.40%   (14.89)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004.............................................   178,976    18.49      3,309     1.15%        7.21%     9.19%
   2003.............................................   198,390    16.93      3,359     1.15%        7.23%    20.81%
   2002.............................................   224,680    14.02      3,150     1.15%       11.14%     0.22%
   2001.............................................   214,386    13.98      2,997     1.15%        9.59%     0.01%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004............................................. 3,963,857    30.25    119,921     1.15%        2.86%     4.25%
   2003............................................. 4,663,074    29.02    135,320     1.15%        3.73%    16.62%
   2002............................................. 5,411,572    24.88    134,640     1.15%        4.25%    (9.78)%
   2001............................................. 6,746,394    27.58    186,066     1.15%        4.48%    (5.39)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2004.............................................   927,874    33.60     31,179     1.15%        0.34%    14.15%
   2003............................................. 1,016,015    29.44     29,910     1.15%        0.48%    26.99%
   2002............................................. 1,098,703    23.18     25,468     1.15%        0.88%   (10.39)%
   2001............................................. 1,463,180    25.87     37,852     1.15%        0.85%   (13.43)%
 VIP Equity-Income Portfolio -- Initial Class
   2004............................................. 1,438,528    50.87     73,183     1.15%        1.62%    10.24%
   2003............................................. 1,721,470    46.15     79,439     1.15%        1.87%    28.83%
   2002............................................. 1,971,167    35.82     70,607     1.15%        1.83%   (17.90)%
   2001............................................. 2,514,863    43.63    109,723     1.15%        1.71%    (6.24)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................   222,623    15.52      3,454     1.15%        0.91%     4.58%
   2003.............................................   249,001    14.84      3,694     1.15%        1.19%    22.35%
   2002.............................................   228,556    12.13      2,772     1.15%        1.44%   (17.57)%
   2001.............................................   346,968    14.71      5,104     1.15%        1.34%    (9.98)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................   103,638    11.38      1,179     1.15%        0.57%     5.96%
   2003.............................................   143,320    10.74      1,539     1.15%        0.83%    28.38%
   2002.............................................   169,857     8.36      1,420     1.15%        1.17%   (22.74)%
   2001.............................................   220,327    10.83      2,386     1.15%        0.43%   (15.58)%
 VIP Growth Portfolio -- Initial Class
   2004............................................. 1,099,335    49.01     53,880     1.15%        0.28%     2.19%
   2003............................................. 1,306,628    47.96     62,669     1.15%        0.28%    31.32%
   2002............................................. 1,457,038    36.52     53,211     1.15%        0.28%   (30.91)%
   2001............................................. 1,923,051    52.86    101,652     1.15%        0.08%   (18.77)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................   138,562    17.20      2,383     1.15%        0.00%    23.22%
   2003.............................................    82,073    13.96      1,146     1.15%        0.21%    39.59%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                       Net Assets     Expenses as a Investment
                                                   ------------------ % of Average    Income    Total
Type I:                                    Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                  --------- ---------- ------- ------------- ---------- ------
 VIP Overseas Portfolio -- Initial Class
   2004.................................   840,013   $25.99   $21,831     1.15%        1.12%    12.33%
   2003.................................   912,602    23.14    21,115     1.15%        0.77%    41.72%
   2002.................................   999,509    16.33    16,322     1.15%        0.78%   (21.20)%
   2001................................. 1,258,600    20.72    26,078     1.15%        5.29%   (22.24)%
GE Investments Funds, Inc.:
 Global Income Fund
   2004.................................    81,662    13.81     1,128     1.15%        5.19%     8.20%
   2003.................................   113,030    12.77     1,443     1.15%        4.93%    10.41%
   2002.................................   104,279    11.56     1,205     1.15%        0.88%    15.29%
   2001.................................    26,072    10.03       262     1.15%        0.00%    (3.01)%
 Income Fund
   2004.................................   544,900    13.76     7,498     1.15%        4.53%     2.23%
   2003.................................   804,637    13.46    10,831     1.15%        3.51%     2.41%
   2002................................. 1,017,046    13.14    13,364     1.15%        3.97%     8.62%
   2001.................................   964,324    12.10    11,668     1.15%        5.69%     5.97%
 International Equity Fund
   2004.................................    88,547    14.86     1,316     1.15%        1.31%    14.51%
   2003.................................    76,892    12.98       998     1.15%        1.83%    36.32%
   2002.................................    63,491     9.52       604     1.15%        0.95%   (24.71)%
   2001.................................    69,869    12.65    14,382     1.15%        1.49%   (21.93)%
 Mid-Cap Equity Fund
   2004.................................   301,916    21.93     6,621     1.15%        1.04%    14.69%
   2003.................................   341,811    19.12     6,536     1.15%        1.42%    31.41%
   2002.................................   366,772    14.55     5,336     1.15%        0.84%   (14.76)%
   2001.................................   370,507    17.07     6,325     1.15%        0.92%    (1.03)%
 Money Market Fund
   2004.................................   828,605    17.18    14,232     1.15%        0.96%    (0.21)%
   2003................................. 1,193,188    17.21    20,537     1.15%        0.82%    (0.38)%
   2002................................. 2,428,398    17.28    41,963     1.15%        1.49%     0.31%
   2001................................. 3,237,897    17.22    55,757     1.15%        3.77%     2.57%
 Premier Growth Equity Fund
   2004.................................   157,593    10.42     1,642     1.15%        0.61%     5.80%
   2003.................................   284,977     9.85     2,807     1.15%        0.21%    27.43%
   2002.................................    75,183     7.73       581     1.15%        0.05%   (21.93)%
   2001.................................    72,776     9.90       720     1.15%        0.11%   (10.37)%
 Real Estate Securities Fund
   2004.................................   186,620    37.18     6,939     1.15%        6.13%    30.84%
   2003.................................   200,954    28.42     5,711     1.15%        3.71%    35.80%
   2002.................................   204,164    20.93     4,273     1.15%        4.04%    (2.48)%
   2001.................................   182,258    21.46     3,911     1.15%        5.55%    10.32%
 S&P 500(R) Index Fund
   2004.................................   380,667    49.41    18,809     1.15%        1.59%     9.19%
   2003.................................   443,753    45.25    20,081     1.15%        1.39%    26.80%
   2002.................................   468,803    35.69    16,732     1.15%        1.19%   (23.26)%
   2001.................................   603,299    46.51    28,059     1.15%        0.99%   (13.45)%
 Small-Cap Value Equity Fund
   2004.................................    45,924    14.63       672     1.15%        6.53%    13.82%
   2003.................................    26,902    12.85       346     1.15%        0.08%    28.54%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type I:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                            --------- ---------- ------- ------------- ---------- ------
 Total Return Fund
   2004...........................................   246,359   $42.60   $10,495     1.15%        1.85%     6.94%
   2003...........................................   276,101    39.84    10,999     1.15%        1.69%    18.93%
   2002...........................................   275,659    33.49     9,232     1.15%        2.28%   (10.36)%
   2001...........................................   329,490    37.36    12,310     1.15%        2.57%    (4.20)%
 U.S. Equity Fund
   2004...........................................    91,237    11.67     1,065     1.15%        1.30%     6.92%
   2003...........................................   116,718    10.91     1,274     1.15%        1.00%    21.86%
   2002...........................................   124,730     8.96     1,118     1.15%        0.92%   (20.19)%
   2001...........................................   148,206    11.22     1,663     1.15%        0.78%    (9.71)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004...........................................   159,362     9.86     1,572     1.15%        1.89%    17.43%
   2003...........................................    84,780     8.40       712     1.15%        1.40%    22.93%
   2002...........................................   104,286     6.83       712     1.15%        1.63%   (12.36)%
   2001...........................................    77,071     7.80       601     1.15%        0.50%   (10.56)%
 Goldman Sachs Mid Cap Value Fund
   2004...........................................   797,978    17.91    14,295     1.15%        4.68%    24.43%
   2003...........................................   716,957    14.40    10,321     1.15%        0.87%    26.92%
   2002...........................................   829,759    11.34     9,409     1.15%        0.98%    (5.79)%
   2001...........................................   603,789    12.04     7,270     1.15%        1.14%    10.54%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004...........................................   983,154    24.95    24,527     1.15%        2.11%     7.28%
   2003........................................... 1,192,768    23.26    27,738     1.15%        2.14%    12.74%
   2002........................................... 1,421,344    20.63    29,322     1.15%        2.34%    (7.52)%
   2001........................................... 1,775,829    22.31    39,619     1.15%        1.28%    (5.95)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004...........................................   284,063    23.51     6,678     1.15%        0.24%    16.87%
   2003...........................................   349,420    20.12     7,029     1.15%        0.47%    19.15%
   2002...........................................   440,506    16.88     7,436     1.15%        0.54%   (16.64)%
   2001...........................................   575,386    20.25    11,652     1.15%        0.39%   (22.73)%
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................   167,130    17.90     2,992     1.15%        5.18%     2.77%
   2003...........................................   273,089    17.42     4,757     1.15%        4.28%     5.17%
   2002...........................................   384,816    16.56     6,373     1.15%        4.75%     9.21%
   2001...........................................   395,265    15.17     5,996     1.15%        3.05%     6.28%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    35,517     9.24       328     1.15%        0.00%    12.91%
   2003...........................................    43,987     8.18       360     1.15%        0.00%    24.74%
   2002...........................................    89,338     6.56       586     1.15%        0.00%   (30.36)%
   2001...........................................   200,905     9.42     1,893     1.15%        0.00%   (17.88)%
 Global Technology Portfolio -- Service Shares
   2004...........................................   405,198     3.55     1,438     1.15%        0.00%    (0.59)%
   2003...........................................   410,355     3.57     1,465     1.15%        0.00%    44.79%
   2002...........................................   131,809     2.47       326     1.15%        0.00%   (41.61)%
   2001...........................................   150,593     4.22       636     1.15%        0.00%   (38.17)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type I:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                             --------- ---------- ------- ------------- ---------- ------
 Growth Portfolio -- Institutional Shares
   2004............................................ 1,056,769   $22.45   $23,724     1.15%        0.13%     3.31%
   2003............................................ 1,298,348    21.73    28,213     1.15%        0.08%    30.22%
   2002............................................ 1,625,231    16.69    27,125     1.15%        0.00%   (27.36)%
   2001............................................ 2,307,263    22.97    52,998     1.15%        0.02%   (25.75)%
 International Growth Portfolio -- Institutional
   Shares
   2004............................................   243,886    20.79     5,070     1.15%        0.89%    17.58%
   2003............................................   308,435    17.68     5,453     1.15%        1.21%    33.37%
   2002............................................   455,711    13.26     6,043     1.15%        0.83%   (26.44)%
   2001............................................   594,436    18.02    10,712     1.15%        0.34%   (24.27)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004............................................   443,430    27.44    12,167     1.15%        0.00%    19.36%
   2003............................................   552,573    22.99    12,703     1.15%        0.00%    33.55%
   2002............................................   675,661    17.21    11,628     1.15%        0.00%   (28.77)%
   2001............................................ 1,019,009    24.16    24,619     1.15%        0.00%   (40.27)%
 Worldwide Growth Portfolio -- Institutional Shares
   2004............................................   960,865    28.59    27,472     1.15%        0.95%     3.57%
   2003............................................ 1,222,607    27.61    33,750     1.15%        1.08%    22.57%
   2002............................................ 1,716,405    22.52    38,653     1.15%        0.82%   (26.36)%
   2001............................................ 2,399,672    30.58    73,382     1.15%        0.22%   (23.49)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004............................................    21,713    13.40       291     1.15%        0.00%     4.98%
   2003............................................    21,213    12.76       271     1.15%        0.00%    27.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004............................................   579,960    46.04    26,700     1.15%        0.00%    18.40%
   2003............................................   667,430    38.88    25,952     1.15%        0.00%    24.15%
   2002............................................   785,562    31.32    24,604     1.15%        0.73%   (28.62)%
   2001............................................ 1,046,981    43.88    45,942     1.15%        0.99%   (32.20)%
 Oppenheimer Balanced Fund/VA
   2004............................................   393,442    38.98    15,336     1.15%        1.03%     8.83%
   2003............................................   443,367    35.82    15,879     1.15%        3.04%    23.52%
   2002............................................   501,118    29.00    14,532     1.15%        3.69%   (11.43)%
   2001............................................   609,630    32.74    19,959     1.15%        3.70%     0.83%
 Oppenheimer Bond Fund/VA
   2004............................................   254,234    28.52     7,250     1.15%        4.90%     4.28%
   2003............................................   353,164    27.35     9,658     1.15%        6.02%     5.55%
   2002............................................   459,577    25.91    11,908     1.15%        7.18%     7.83%
   2001............................................   522,745    24.03    12,562     1.15%        6.51%     6.33%
 Oppenheimer Capital Appreciation Fund/VA
   2004............................................   430,548    54.44    23,438     1.15%        0.33%     5.70%
   2003............................................   488,844    51.50    25,175     1.15%        0.39%    29.44%
   2002............................................   510,800    39.79    20,325     1.15%        0.66%   (27.70)%
   2001............................................   684,426    55.03    37,664     1.15%        0.65%   (13.76)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets      Expenses as a Investment
                                                            ------------------- % of Average    Income    Total
Type I:                                             Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                           --------- ---------- -------- ------------- ---------- ------
 Oppenheimer High Income Fund/VA
   2004..........................................   357,249   $39.10   $ 13,968     1.15%        6.77%     7.71%
   2003..........................................   464,434    36.30     16,859     1.15%        7.07%    22.53%
   2002..........................................   528,223    29.63     15,651     1.15%       11.01%    (3.52)%
   2001..........................................   682,884    30.71     20,971     1.15%       10.37%     0.59%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2004..........................................    72,708     9.76        709     1.15%        0.00%     5.38%
   2003..........................................   104,805     9.26        970     1.15%        0.00%    24.26%
   2002..........................................   152,592     7.45      1,137     1.15%        0.00%   (31.23)%
   2001..........................................   274,022    10.83      2,968     1.15%        0.00%   (41.28)%
 PBHG Large Cap Growth Portfolio
   2004..........................................    87,458    16.66      1,457     1.15%        0.00%     7.69%
   2003..........................................   106,905    15.47      1,654     1.15%        0.00%    29.68%
   2002..........................................   132,559    11.93      1,581     1.15%        0.00%   (30.13)%
   2001..........................................   193,697    17.08      3,308     1.15%        0.00%   (29.25)%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2004..........................................   116,402    10.49      1,221     1.15%        2.55%     3.68%
   2003..........................................    50,696    10.12        513     1.15%        2.87%     1.18%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2004..........................................   308,360    15.70      4,842     1.15%        1.41%     9.10%
   2003..........................................   343,987    14.39      4,951     1.15%        1.46%    30.81%
   2002..........................................   296,773    11.00      3,264     1.15%        1.07%   (23.93)%
   2001..........................................   304,116    14.47      4,401     1.15%        0.86%    (5.44)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004..........................................   216,517    14.46      3,131     1.15%        4.54%     5.42%
   2003..........................................   240,851    13.72      3,304     1.15%        5.07%    11.93%
   2002..........................................   189,374    12.26      2,322     1.15%        5.67%     7.59%
   2001..........................................    71,246    11.39        811     1.15%        5.33%     5.47%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004..........................................    30,695    12.61        387     1.15%        1.97%     7.48%
   2003..........................................    47,015    11.73        552     1.15%        1.61%    14.58%
   2002..........................................    42,782    10.24        438     1.15%        1.58%    (7.94)%
   2001..........................................    30,465    11.12        339     1.15%        2.73%    (2.14)%

Type II:
--------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O
   Shares
   2004.......................................... 4,077,378    17.19     70,099     1.40%        0.00%     4.02%
   2003.......................................... 5,247,344    16.53     86,728     1.40%        0.00%    33.27%
   2002.......................................... 6,300,041    12.40     78,121     1.40%        0.04%   (33.93)%
   2001.......................................... 9,078,703    18.77    170,407     1.40%        0.24%   (13.06)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type II:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                          ---------- ---------- -------- ------------- ---------- ------
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004..........................................  4,648,749   $ 9.98   $ 46,373     1.40%        0.00%    14.94%
   2003..........................................  5,512,357     8.68     47,842     1.40%        0.00%    40.36%
   2002..........................................  5,837,332     6.18     36,075     1.40%        0.00%   (27.26)%
   2001..........................................  7,002,914     8.50     59,525     1.40%        0.05%   (30.51)%
AllianceBernstein Variable Products Series
  Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio
   -- Class B
   2004..........................................    896,018    13.49     12,090     1.40%        0.74%     9.66%
   2003..........................................    848,567    12.30     10,441     1.40%        0.82%    23.04%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004..........................................  2,339,886    17.98     42,060     1.40%        1.46%     8.24%
   2003..........................................  2,902,267    16.61     48,197     1.40%        1.57%    25.91%
   2002..........................................  3,514,911    13.19     46,362     1.40%        1.18%   (21.33)%
   2001..........................................  4,307,323    16.77     72,234     1.40%        1.38%    (5.56)%
 Federated Capital Income Fund II
   2004..........................................  1,163,852    13.94     16,220     1.40%        4.55%     8.38%
   2003..........................................  1,409,390    12.86     18,123     1.40%        6.47%    18.99%
   2002..........................................  1,835,551    10.81     19,842     1.40%        5.74%   (25.01)%
   2001..........................................  2,347,057    14.41     33,821     1.40%        3.40%   (14.93)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004..........................................  2,097,504    18.03     37,818     1.40%        7.21%     8.91%
   2003..........................................  2,601,893    16.55     43,074     1.40%        7.23%    20.51%
   2002..........................................  2,789,740    13.74     38,331     1.40%       11.14%    (0.03)%
   2001..........................................  2,986,440    13.74     41,034     1.40%        9.59%    (0.04)%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004..........................................  1,411,464    29.12     41,097     1.40%        2.86%     3.99%
   2003..........................................  1,776,001    28.00     49,727     1.40%        3.73%    16.33%
   2002..........................................  2,151,180    24.07     51,779     1.40%        4.25%   (10.00)%
   2001..........................................  2,740,751    26.75     73,315     1.40%        4.48%    (5.44)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2004..........................................  6,629,897    32.77    217,263     1.40%        0.34%    13.86%
   2003..........................................  7,362,788    28.78    211,912     1.40%        0.48%    26.67%
   2002..........................................  8,573,160    22.72    194,782     1.40%        0.88%   (10.62)%
   2001.......................................... 10,463,953    25.42    265,994     1.40%        0.85%   (13.48)%
 VIP Equity-Income Portfolio -- Initial Class
   2004..........................................  5,114,293    48.79    249,514     1.40%        1.62%     9.97%
   2003..........................................  6,335,077    44.37    281,060     1.40%        1.87%    28.51%
   2002..........................................  7,512,400    34.52    259,328     1.40%        1.83%   (18.11)%
   2001..........................................  9,234,283    42.16    389,317     1.40%        1.71%    (6.29)%
 VIP Growth & Income Portfolio -- Initial Class
   2004..........................................  3,629,327    15.22     55,238     1.40%        0.91%     4.31%
   2003..........................................  4,271,595    14.59     62,324     1.40%        1.19%    22.05%
   2002..........................................  4,584,591    11.95     54,786     1.40%        1.44%   (17.78)%
   2001..........................................  5,388,110    14.54     78,343     1.40%        1.34%   (10.03)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets      Expenses as a Investment
                                                               ------------------- % of Average    Income    Total
Type II:                                               Units   Unit Value   000s    Net Assets     Ratio     Return
--------                                             --------- ---------- -------- ------------- ---------- ------
 VIP Growth Opportunities Portfolio -- Initial Class
   2004............................................. 1,746,541   $11.16   $ 19,493     1.40%        0.57%     5.69%
   2003............................................. 2,224,127    10.56     23,487     1.40%        0.83%    28.06%
   2002............................................. 2,675,446     8.25     22,072     1.40%        1.17%   (22.94)%
   2001............................................. 3,701,867    10.70     39,610     1.40%        0.43%   (15.63)%
 VIP Growth Portfolio -- Initial Class
   2004............................................. 2,389,719    47.00    112,319     1.40%        0.28%     1.93%
   2003............................................. 2,970,668    46.11    136,982     1.40%        0.28%    30.99%
   2002............................................. 3,487,079    35.20    122,745     1.40%        0.28%   (31.08)%
   2001............................................. 4,744,104    51.08    242,329     1.40%        0.08%   (18.81)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................. 1,271,445    17.13     21,777     1.40%        0.00%    22.91%
   2003.............................................   623,817    13.94      8,693     1.40%        0.21%    39.35%
 VIP Overseas Portfolio -- Initial Class
   2004............................................. 1,512,742    24.92     37,702     1.40%        1.12%    12.04%
   2003............................................. 1,385,197    22.24     30,812     1.40%        0.77%    41.37%
   2002.............................................   959,274    15.73     15,089     1.40%        0.78%   (21.40)%
   2001............................................. 1,347,035    20.02     29,968     1.40%        5.29%   (22.28)%
Franklin Templeton Variable Insurance Products
  Trust
 Templeton Foreign Securities Fund -- Class I
   Shares
   2004.............................................     2,616    10.23         27     1.40%        0.00%     2.26%
GE Investments Funds, Inc.:
 Global Income Fund
   2004.............................................   531,510    13.55      7,201     1.40%        5.19%     7.92%
   2003.............................................   653,367    12.55      8,202     1.40%        4.93%    10.13%
   2002.............................................   853,992    11.40      9,736     1.40%        0.88%    15.00%
   2001.............................................   300,934     9.91      2,982     1.40%        0.00%    (3.06)%
 Income Fund
   2004............................................. 3,278,049    13.52     44,314     1.40%        4.53%     1.97%
   2003............................................. 4,841,528    13.26     64,185     1.40%        3.51%     2.15%
   2002............................................. 7,151,518    12.98     92,827     1.40%        3.97%     8.35%
   2001............................................. 4,478,530    11.98     53,653     1.40%        5.69%     5.92%
 International Equity Fund
   2004............................................. 1,068,844    14.57     15,578     1.40%        1.31%    14.23%
   2003.............................................   966,614    12.76     12,333     1.40%        1.83%    35.98%
   2002.............................................   851,108     9.38      7,983     1.40%        0.95%   (24.90)%
   2001.............................................   919,209    12.49     11,481     1.40%        1.49%   (21.97)%
 Mid-Cap Equity Fund
   2004............................................. 2,940,796    21.51     63,257     1.40%        1.04%    14.40%
   2003............................................. 3,645,855    18.80     68,553     1.40%        1.42%    31.08%
   2002............................................. 4,093,825    14.34     58,705     1.40%        0.84%   (14.97)%
   2001............................................. 4,353,777    16.87     73,448     1.40%        0.92%    (1.09)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                       Net Assets      Expenses as a Investment
                                                   ------------------- % of Average    Income    Total
Type II:                                  Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                ---------- ---------- -------- ------------- ---------- ------
 Money Market Fund
   2004................................  4,901,894   $16.47   $ 80,741     1.40%        0.96%    (0.46)%
   2003................................  7,774,666    16.55    128,654     1.40%        0.82%    (0.63)%
   2002................................ 15,816,266    16.65    263,341     1.40%        1.49%     0.06%
   2001................................ 17,320,111    16.64    288,207     1.40%        3.77%     2.51%
 Premier Growth Equity Fund
   2004................................  2,509,730    10.27     25,780     1.40%        0.61%     5.53%
   2003................................  2,935,628     9.73     28,574     1.40%        0.21%    27.11%
   2002................................  2,588,994     7.66     19,832     1.40%        0.05%   (22.12)%
   2001................................  2,201,591     9.83     21,642     1.40%        0.11%   (10.42)%
 Real Estate Securities Fund
   2004................................  1,626,500    36.30     59,047     1.40%        6.13%    30.51%
   2003................................  1,816,995    27.82     50,540     1.40%        3.71%    35.46%
   2002................................  1,999,763    20.53     41,055     1.40%        4.04%    (2.73)%
   2001................................  2,007,545    21.11     42,379     1.40%        5.55%    10.27%
 S&P 500(R) Index Fund
   2004................................  4,820,677    47.38    228,425     1.40%        1.59%     8.91%
   2003................................  6,001,268    43.51    261,094     1.40%        1.39%    26.48%
   2002................................  6,766,704    34.40    232,775     1.40%        1.19%   (23.45)%
   2001................................  8,557,014    44.94    384,552     1.40%        0.99%   (13.50)%
 Small-Cap Value Equity Fund
   2004................................    601,172    14.57      8,759     1.40%        6.53%    13.53%
   2003................................    250,698    12.83      3,217     1.40%        0.08%    28.33%
 Total Return Fund
   2004................................  1,628,394    40.85     66,526     1.40%        1.85%     6.67%
   2003................................  1,851,000    38.30     70,891     1.40%        1.69%    18.63%
   2002................................  1,912,451    32.28     61,734     1.40%        2.28%   (10.58)%
   2001................................  2,104,312    36.10     75,966     1.40%        2.57%    (4.26)%
 U.S. Equity Fund
   2004................................  2,182,416    11.47     25,043     1.40%        1.30%     6.65%
   2003................................  2,790,129    10.76     30,020     1.40%        1.00%    21.55%
   2002................................  2,883,878     8.85     25,522     1.40%        0.92%   (20.39)%
   2001................................  3,262,755    11.12     36,282     1.40%        0.78%    (9.76)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004................................  1,871,277     9.70     18,151     1.40%        1.89%    17.13%
   2003................................  1,361,960     8.28     11,279     1.40%        1.40%    22.62%
   2002................................  1,312,915     6.75      8,862     1.40%        1.63%   (12.58)%
   2001................................  1,149,638     7.73      8,887     1.40%        0.50%   (10.61)%
 Goldman Sachs Mid Cap Value Fund
   2004................................  5,168,954    17.62     91,055     1.40%        4.68%    24.12%
   2003................................  5,480,927    14.19     77,788     1.40%        0.87%    26.60%
   2002................................  6,570,451    11.21     73,655     1.40%        0.98%    (6.03)%
   2001................................  5,607,364    11.93     66,896     1.40%        1.14%    10.48%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type II:                                             Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                           ---------- ---------- -------- ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004...........................................  8,481,388   $24.37   $206,729     1.40%        2.11%     7.01%
   2003........................................... 10,944,920    22.78    249,310     1.40%        2.14%    12.46%
   2002........................................... 13,294,385    20.26    269,344     1.40%        2.34%    (7.75)%
   2001........................................... 15,654,099    21.96    343,764     1.40%        1.28%    (6.01)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004...........................................  3,136,030    23.06     72,320     1.40%        0.24%    16.57%
   2003...........................................  4,023,535    19.78     79,595     1.40%        0.47%    18.85%
   2002...........................................  5,208,969    16.64     86,677     1.40%        0.54%   (16.85)%
   2001...........................................  7,276,570    20.02    145,677     1.40%        0.39%   (22.78)%
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................  1,965,559    17.49     34,375     1.40%        5.18%     2.51%
   2003...........................................  2,837,246    17.06     48,405     1.40%        4.28%     4.91%
   2002...........................................  3,912,422    16.26     63,616     1.40%        4.75%     8.93%
   2001...........................................  3,772,527    14.93     56,324     1.40%        3.05%     6.22%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    445,536     9.13      4,068     1.40%        0.00%    12.62%
   2003...........................................    536,136     8.11      4,346     1.40%        0.00%    24.43%
   2002...........................................    628,264     6.52      4,096     1.40%        0.00%   (30.54)%
   2001...........................................  1,018,589     9.38      9,554     1.40%        0.00%   (17.93)%
 Global Technology Portfolio -- Service Shares
   2004...........................................  1,303,658     3.51      4,573     1.40%        0.00%    (0.84)%
   2003...........................................  1,576,779     3.54      5,579     1.40%        0.00%    44.43%
   2002...........................................  1,165,738     2.45      2,856     1.40%        0.00%   (41.76)%
   2001...........................................  1,801,374     4.21      7,584     1.40%        0.00%   (38.20)%
 Growth Portfolio -- Institutional Shares
   2004...........................................  4,951,651    21.82    108,051     1.40%        0.13%     3.05%
   2003...........................................  6,553,434    21.17    138,768     1.40%        0.08%    29.89%
   2002...........................................  8,452,760    16.30    137,780     1.40%        0.00%   (27.54)%
   2001........................................... 12,018,045    22.50    270,406     1.40%        0.02%   (25.79)%
 International Growth Portfolio -- Institutional
   Shares
   2004...........................................  2,795,600    20.34     56,861     1.40%        0.89%    17.28%
   2003...........................................  3,406,891    17.34     59,083     1.40%        1.21%    33.03%
   2002...........................................  4,341,645    13.04     56,615     1.40%        0.83%   (26.63)%
   2001...........................................  5,720,325    17.77    101,650     1.40%        0.34%   (24.32)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004...........................................  2,713,546    26.67     72,371     1.40%        0.00%    19.06%
   2003...........................................  3,365,664    22.40     75,396     1.40%        0.00%    33.22%
   2002...........................................  4,077,179    16.82     68,578     1.40%        0.00%   (28.94)%
   2001...........................................  5,965,824    23.67    141,211     1.40%        0.00%   (40.30)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                             Net Assets      Expenses as a Investment
                                                         ------------------- % of Average    Income    Total
Type II:                                        Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                      ---------- ---------- -------- ------------- ---------- ------
 Worldwide Growth Portfolio -- Institutional
   Shares
   2004......................................  5,166,794   $27.79   $143,588     1.40%        0.95%     3.31%
   2003......................................  6,888,250    26.90    185,294     1.40%        1.08%    22.26%
   2002......................................  9,455,301    22.00    208,017     1.40%        0.82%   (26.54)%
   2001...................................... 13,140,429    29.95    393,556     1.40%        0.22%   (23.53)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004......................................    269,724    13.34      3,598     1.40%        0.00%     4.72%
   2003......................................    290,058    12.74      3,695     1.40%        0.00%    27.40%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004......................................  1,226,508    44.15     54,149     1.40%        0.00%    18.10%
   2003......................................  1,615,590    37.38     60,396     1.40%        0.00%    23.84%
   2002......................................  2,011,156    30.19     60,717     1.40%        0.73%   (28.80)%
   2001......................................  2,697,267    42.40    114,364     1.40%        0.99%   (32.24)%
 Oppenheimer Balanced Fund/VA
   2004......................................  1,138,852    37.38     42,570     1.40%        1.03%     8.56%
   2003......................................  1,239,242    34.43     42,671     1.40%        3.04%    23.21%
   2002......................................  1,361,408    27.95     38,051     1.40%        3.69%   (11.65)%
   2001......................................  1,710,953    31.63     54,117     1.40%        3.70%     0.78%
 Oppenheimer Bond Fund/VA
   2004......................................  1,877,214    27.35     51,339     1.40%        4.90%     4.01%
   2003......................................  2,467,307    26.29     64,873     1.40%        6.02%     5.29%
   2002......................................  3,279,704    24.97     81,894     1.40%        7.18%     7.55%
   2001......................................  3,460,570    23.22     80,354     1.40%        6.51%     6.27%
 Oppenheimer Capital Appreciation Fund/VA
   2004......................................  1,901,125    52.20     99,248     1.40%        0.33%     5.44%
   2003......................................  2,339,204    49.51    115,820     1.40%        0.39%    29.11%
   2002......................................  2,749,974    38.35    105,462     1.40%        0.66%   (27.88)%
   2001......................................  3,602,443    53.17    191,542     1.40%        0.65%   (13.81)%
 Oppenheimer High Income Fund/VA
   2004......................................  1,466,579    37.50     54,992     1.40%        6.77%     7.44%
   2003......................................  1,943,412    34.90     67,825     1.40%        7.07%    22.23%
   2002......................................  2,202,687    28.55     62,887     1.40%       11.01%    (3.76)%
   2001......................................  2,829,310    29.67     83,946     1.40%       10.37%     0.54%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2004......................................  1,077,298     9.57     10,309     1.40%        0.00%     5.12%
   2003......................................  1,479,937     9.10     13,472     1.40%        0.00%    23.95%
   2002......................................  1,862,990     7.34     13,674     1.40%        0.00%   (31.40)%
   2001......................................  2,517,899    10.71     26,967     1.40%        0.00%   (41.31)%
 PBHG Large Cap Growth Portfolio
   2004......................................    951,432    16.35     15,551     1.40%        0.00%     7.42%
   2003......................................  1,208,695    15.22     18,392     1.40%        0.00%    29.36%
   2002......................................  1,537,642    11.76     18,083     1.40%        0.00%   (30.31)%
   2001......................................  2,370,270    16.88     40,010     1.40%        0.00%   (29.29)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type II:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2004.......................................... 1,668,114   $10.45   $17,426     1.40%        2.55%     3.42%
   2003.......................................... 1,121,098    10.10    11,324     1.40%        2.87%     1.01%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2004.......................................... 1,309,764    15.46    20,250     1.40%        1.41%     8.83%
   2003.......................................... 1,458,598    14.21    20,721     1.40%        1.46%    30.48%
   2002.......................................... 1,659,852    10.89    18,076     1.40%        1.07%   (24.13)%
   2001.......................................... 1,905,832    14.35    27,349     1.40%        0.86%    (5.50)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004.......................................... 1,499,650    14.24    21,352     1.40%        4.54%     5.15%
   2003.......................................... 1,751,506    13.54    23,716     1.40%        5.07%    11.65%
   2002.......................................... 1,801,349    12.13    21,850     1.40%        5.67%     7.32%
   2001.......................................... 1,168,074    11.30    13,199     1.40%        5.33%     5.42%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004..........................................   576,883    12.41     7,162     1.40%        1.97%     7.21%
   2003..........................................   709,502    11.58     8,215     1.40%        1.61%    14.30%
   2002..........................................   751,396    10.13     7,612     1.40%        1.58%    (8.17)%
   2001..........................................   598,880    11.03     6,606     1.40%        2.73%    (2.19)%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004..........................................   413,942    14.08     5,827     1.55%        0.00%     9.12%
   2003..........................................   218,124    12.90     2,814     1.55%        0.00%    28.99%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004..........................................   843,407     7.54     6,362     1.55%        0.00%     4.98%
   2003..........................................   819,887     7.19     5,891     1.55%        0.00%    27.52%
   2002..........................................   912,403     5.63     5,137     1.55%        0.00%   (25.53)%
   2001..........................................   711,998     7.57     5,390     1.55%        0.00%   (24.48)%
 AIM V.I. Growth Fund -- Series I shares
   2004..........................................   411,240     6.15     2,530     1.55%        0.00%     6.55%
   2003..........................................   428,522     5.77     2,474     1.55%        0.00%    29.21%
   2002..........................................   432,922     4.47     1,935     1.55%        0.00%   (32.04)%
   2001..........................................   256,780     6.58     1,690     1.55%        0.38%   (34.92)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004..........................................     5,333    10.63        57     1.55%        0.62%     6.28%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type III:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                              --------- ---------- ------- ------------- ---------- ------
 AIM V.I. Premier Equity Fund -- Series I shares
   2004............................................... 1,405,859   $ 7.66   $10,775     1.55%        0.44%     4.14%
   2003............................................... 1,650,553     7.36    12,148     1.55%        0.31%    23.15%
   2002............................................... 1,672,332     5.98    10,001     1.55%        0.37%   (31.34)%
   2001............................................... 1,239,767     8.70    10,786     1.55%        0.26%   (13.92)%
The Alger American Growth Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004............................................... 5,543,996     8.30    46,043     1.55%        0.00%     3.87%
   2003............................................... 6,573,979     8.00    52,565     1.55%        0.00%    33.07%
   2002............................................... 6,996,520     6.01    42,049     1.55%        0.04%   (34.03)%
   2001............................................... 9,699,706     9.11    88,364     1.55%        0.24%   (13.19)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004............................................... 3,211,048     8.21    26,374     1.55%        0.00%    14.77%
   2003............................................... 3,662,079     7.16    26,208     1.55%        0.00%    40.14%
   2002............................................... 3,005,645     5.11    15,359     1.55%        0.00%   (27.37)%
   2001............................................... 3,603,281     7.03    25,331     1.55%        0.05%   (30.61)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 5,035,144    11.46    57,710     1.55%        0.74%     9.50%
   2003............................................... 4,535,288    10.47    47,470     1.55%        0.82%    30.14%
   2002............................................... 2,996,376     8.04    24,091     1.55%        0.55%   (23.47)%
   2001............................................... 2,101,249    10.51    22,084     1.55%        0.42%    (1.41)%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................    18,750    10.54       198     1.55%        0.00%     5.39%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004............................................... 1,576,586     7.09    11,179     1.55%        0.00%     6.67%
   2003............................................... 1,395,367     6.65     9,275     1.55%        0.00%    21.46%
   2002............................................... 1,384,298     5.47     7,572     1.55%        0.00%   (31.91)%
   2001...............................................   970,931     8.04     7,806     1.55%        0.00%   (18.69)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...............................................   242,167     9.97     2,413     1.55%        0.00%    12.62%
   2003...............................................   221,495     8.85     1,960     1.55%        0.00%    46.38%
   2002...............................................   188,770     6.05     1,142     1.55%        0.00%   (33.12)%
   2001...............................................   158,564     9.04     1,433     1.55%        0.00%   (14.22)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................    83,620    13.63     1,140     1.55%        0.00%     3.46%
   2003...............................................    57,664    13.17       760     1.55%        0.00%    31.74%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004...............................................    63,423     6.85       435     1.55%        0.39%     4.57%
   2003...............................................    68,554     6.55       449     1.55%        0.11%    24.06%
   2002...............................................    80,469     5.28       425     1.55%        0.24%   (30.05)%
   2001...............................................    51,180     7.55       386     1.55%        0.08%   (23.78)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type III:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................   860,149   $10.26   $ 8,823     1.55%        2.99%     1.24%
   2003............................................   334,399    10.13     3,388     1.55%        2.23%     1.32%
 VT Worldwide Health Sciences Fund
   2004............................................   264,611    12.45     3,293     1.55%        0.00%     4.60%
   2003............................................   170,772    11.90     2,032     1.55%        0.00%    18.98%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004............................................     5,174    10.62        55     1.55%        0.00%     6.22%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004............................................ 1,658,578    10.65    17,659     1.55%        1.46%     8.08%
   2003............................................ 1,803,370     9.85    17,765     1.55%        1.57%    25.72%
   2002............................................ 1,980,630     7.84    15,528     1.55%        1.18%   (21.45)%
   2001............................................ 2,224,709     9.98    22,203     1.55%        1.38%    (5.70)%
 Federated Capital Income Fund II
   2004............................................   731,805     7.65     5,598     1.55%        4.55%     8.22%
   2003............................................   828,070     7.07     5,853     1.55%        6.47%    18.81%
   2002............................................   812,332     5.95     4,833     1.55%        5.74%   (25.13)%
   2001............................................   988,491     7.95     7,859     1.55%        3.40%   (15.06)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004............................................ 2,126,172    11.55    24,565     1.55%        7.21%     8.75%
   2003............................................ 2,387,220    10.62    25,361     1.55%        7.23%    20.33%
   2002............................................ 1,727,743     8.83    15,256     1.55%       11.14%    (0.18)%
   2001............................................ 1,497,811     8.85    13,256     1.55%        9.59%    (0.20)%
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................ 1,199,926    12.93    15,517     1.55%        6.83%     8.46%
   2003............................................ 1,293,271    11.92    15,421     1.55%        6.21%    19.91%
   2002............................................   774,123     9.94     7,695     1.55%        8.49%    (0.33)%
   2001............................................   309,175     9.96     3,079     1.55%        4.03%    (0.20)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................   374,357    15.00     5,614     1.55%        0.00%    12.71%
   2003............................................   249,724    13.30     3,322     1.55%        0.00%    33.04%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004............................................ 1,494,437    10.46    15,629     1.55%        2.86%     3.84%
   2003............................................ 1,637,889    10.07    16,497     1.55%        3.73%    16.15%
   2002............................................ 1,627,929     8.67    14,114     1.55%        4.25%   (10.14)%
   2001............................................ 1,657,965     9.65    15,999     1.55%        4.48%    (5.58)%
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................    37,240    10.36       386     1.55%        0.00%     3.56%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                               Net Assets      Expenses as a Investment
                                                           ------------------- % of Average    Income    Total
Type III:                                         Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                       ---------- ---------- -------- ------------- ---------- ------
 VIP Contrafund(R) Portfolio -- Initial Class
   2004........................................  9,382,198   $11.98   $112,398     1.55%        0.34%    13.69%
   2003........................................  8,827,250    10.54     93,015     1.55%        0.48%    26.48%
   2002........................................  8,850,693     8.33     73,726     1.55%        0.88%   (10.75)%
   2001........................................  9,684,799     9.33     90,359     1.55%        0.85%   (13.61)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004........................................  3,257,688    11.30     36,815     1.55%        0.19%    13.38%
   2003........................................  2,535,093     9.97     25,268     1.55%        0.25%    26.21%
   2002........................................  1,678,407     7.90     13,259     1.55%        0.58%   (11.00)%
   2001........................................  1,052,251     8.87      9,333     1.55%        0.25%   (13.83)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004........................................     12,019    11.80        142     1.55%        0.00%    (0.28)%
   2003........................................      5,629    11.84         67     1.55%        0.00%    18.35%
 VIP Equity-Income Portfolio -- Initial Class
   2004........................................  7,654,366    12.25     93,795     1.55%        1.62%     9.81%
   2003........................................  7,278,060    11.16     81,220     1.55%        1.87%    28.32%
   2002........................................  7,065,062     8.70     61,466     1.55%        1.75%   (18.23)%
   2001........................................  6,973,887    10.64     74,202     1.55%        1.71%    (6.43)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004........................................  3,674,799    11.20     41,170     1.55%        1.35%     9.51%
   2003........................................  3,196,181    10.23     32,698     1.55%        1.40%    28.02%
   2002........................................  2,476,360     7.99     19,786     1.55%        1.20%   (18.43)%
   2001........................................  1,400,128     9.80     13,721     1.55%        0.26%    (6.70)%
 VIP Growth & Income Portfolio -- Initial Class
   2004........................................  3,584,546     9.50     34,041     1.55%        0.91%     4.16%
   2003........................................  3,790,517     9.12     34,560     1.55%        1.19%    21.86%
   2002........................................  3,699,391     7.48     27,671     1.55%        1.44%   (17.90)%
   2001........................................  4,216,916     9.11     38,416     1.55%        1.34%   (10.17)%
 VIP Growth & Income Portfolio -- Service
   Class 2
   2004........................................  1,094,356     9.28     10,158     1.55%        0.74%     3.89%
   2003........................................  1,025,539     8.93      9,162     1.55%        0.90%    21.54%
   2002........................................    725,106     7.35      5,330     1.55%        1.15%   (18.13)%
   2001........................................    500,280     8.98      4,493     1.55%        0.45%   (10.42)%
 VIP Growth Opportunities Portfolio -- Initial
   Class
   2004........................................  1,207,035     7.39      8,923     1.55%        0.57%     5.53%
   2003........................................  1,415,124     7.01      9,913     1.55%        0.83%    27.87%
   2002........................................  1,667,785     5.48      9,139     1.55%        1.17%   (23.06)%
   2001........................................  2,034,188     7.12     14,483     1.55%        0.43%   (15.75)%
 VIP Growth Portfolio -- Initial Class
   2004........................................  7,449,175     8.28     61,710     1.55%        0.28%     1.78%
   2003........................................  8,825,108     8.14     71,830     1.55%        0.28%    30.80%
   2002........................................  8,672,752     6.22     53,945     1.55%        0.28%   (31.19)%
   2001........................................ 12,207,225     9.04    110,353     1.55%        0.08%   (18.93)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type III:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                          ---------- ---------- -------- ------------- ---------- ------
 VIP Growth Portfolio -- Service Class 2
   2004...........................................  1,967,649   $ 7.25   $ 14,261     1.55%        0.13%     1.53%
   2003...........................................  1,947,234     7.14     13,901     1.55%        0.10%    30.49%
   2002...........................................  1,648,860     5.47      9,019     1.55%        0.12%   (31.38)%
   2001...........................................  1,258,983     7.97     10,034     1.55%        0.02%   (19.15)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...........................................  3,369,576    15.19     51,177     1.55%        0.00%    22.73%
   2003...........................................  2,639,981    12.38     32,671     1.55%        0.21%    36.11%
   2002...........................................  1,420,253     9.09     12,910     1.55%        0.67%   (11.42)%
   2001...........................................    923,291    10.26      9,473     1.55%        0.00%    (5.02)%
 VIP Overseas Portfolio -- Initial Class
   2004...........................................  2,120,227    10.57     22,418     1.55%        1.12%    11.88%
   2003...........................................  1,598,467     9.45     15,107     1.55%        0.77%    41.15%
   2002...........................................    945,528     6.70      6,335     1.55%        0.78%   (21.51)%
   2001...........................................  1,013,208     8.53      8,643     1.55%        5.29%   (22.40)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...........................................     17,160    11.27        193     1.55%        0.00%    12.67%
Franklin Templeton Variable Insurance Products
  Trust
 Templeton Foreign Securities Fund -- Class I
   Shares
   2004...........................................     13,015    10.23        133     1.55%        0.00%     2.25%
GE Investments Funds, Inc.:
 Income Fund
   2004...........................................  3,329,493    12.58     41,881     1.55%        4.53%     1.82%
   2003...........................................  4,344,698    12.35     53,674     1.55%        3.51%     2.00%
   2002...........................................  5,417,568    12.11     65,607     1.55%        3.97%     8.19%
   2001...........................................  2,019,964    11.20     22,624     1.55%        5.69%     5.76%
 International Equity Fund
   2004...........................................  1,083,456     9.61     10,411     1.55%        1.31%    14.06%
   2003...........................................    859,060     8.42      7,237     1.55%        1.83%    35.78%
   2002...........................................    833,396     6.20      5,167     1.55%        0.95%   (25.01)%
   2001...........................................    707,187     8.27      5,848     1.55%        1.49%   (22.09)%
 Mid-Cap Equity Fund
   2004...........................................  5,232,547    14.93     78,147     1.55%        1.04%    14.23%
   2003...........................................  5,619,701    13.07     73,475     1.55%        1.42%    30.88%
   2002...........................................  5,163,925     9.99     51,588     1.55%        0.84%   (15.10)%
   2001...........................................  4,911,126    11.77     57,804     1.55%        0.92%    (1.24)%
 Money Market Fund
   2004...........................................  8,174,098    10.88     88,943     1.55%        0.96%    (0.61)%
   2003........................................... 11,477,000    10.95    125,646     1.55%        0.82%    (0.78)%
   2002........................................... 20,588,287    11.03    227,089     1.55%        1.49%    (0.10)%
   2001........................................... 22,228,201    11.04    245,399     1.55%        3.77%     2.35%
 Premier Growth Equity Fund
   2004...........................................  4,636,865    10.19     47,228     1.55%        0.61%     5.38%
   2003...........................................  5,595,417     9.67     54,083     1.55%        0.21%    26.92%
   2002...........................................  4,161,689     7.62     31,712     1.55%        0.05%   (22.24)%
   2001...........................................  4,926,747     9.79     48,233     1.55%        0.11%   (10.55)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                            Net Assets      Expenses as a Investment
                                                        ------------------- % of Average    Income    Total
Type III:                                      Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                    ---------- ---------- -------- ------------- ---------- ------
 Real Estate Securities Fund
   2004.....................................  1,826,831   $24.53   $ 44,816     1.55%        6.13%    30.32%
   2003.....................................  1,482,565    18.82     27,908     1.55%        3.71%    35.25%
   2002.....................................  1,496,540    13.92     20,832     1.55%        4.04%    (2.87)%
   2001.....................................  1,162,740    14.33     16,662     1.55%        5.55%    10.10%
 S&P 500(R) Index Fund
   2004..................................... 16,938,748     9.37    158,676     1.55%        1.59%     8.75%
   2003..................................... 17,702,513     8.61    152,484     1.55%        1.39%    26.29%
   2002..................................... 15,768,039     6.82    107,538     1.55%        1.19%   (23.57)%
   2001..................................... 17,208,862     8.92    153,503     1.55%        0.99%   (13.63)%
 Small-Cap Value Equity Fund
   2004.....................................  2,488,615    14.17     35,266     1.55%        6.53%    13.37%
   2003.....................................  1,737,620    12.50     21,720     1.55%        0.08%    22.20%
   2002.....................................  1,059,252    10.23     10,836     1.55%        0.31%   (15.19)%
   2001.....................................    764,830    12.06      9,224     1.55%        1.00%     8.26%
 Total Return Fund
   2004.....................................  5,968,539    12.17     72,667     1.55%        1.85%     6.51%
   2003.....................................  4,468,512    11.43     51,076     1.55%        1.69%    18.45%
   2002.....................................  2,969,218     9.65     28,653     1.55%        2.28%   (10.72)%
   2001.....................................  3,102,244    10.81     33,535     1.55%        2.57%    (4.40)%
 U.S. Equity Fund
   2004.....................................  3,554,203    10.47     37,221     1.55%        1.30%     6.49%
   2003.....................................  3,883,332     9.83     38,188     1.55%        1.00%    21.37%
   2002.....................................  3,959,667     8.10     32,073     1.55%        0.92%   (20.51)%
   2001.....................................  3,528,046    10.19     35,951     1.55%        0.78%    (9.90)%
 Value Equity Fund
   2004.....................................    907,459     9.81      8,906     1.55%        1.28%     7.88%
   2003.....................................    781,657     9.10      7,112     1.55%        1.55%    22.14%
   2002.....................................    662,957     7.45      4,939     1.55%        1.11%   (18.84)%
   2001.....................................    375,400     9.18      3,446     1.55%        1.35%   (10.17)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004.....................................  1,205,352    10.93     13,174     1.55%        1.89%    16.96%
   2003.....................................    981,533     9.34      9,172     1.55%        1.40%    22.44%
   2002.....................................    987,170     7.63      7,532     1.55%        1.63%   (12.71)%
   2001.....................................    831,759     8.74      7,270     1.55%        0.50%   (10.75)%
 Goldman Sachs Mid Cap Value Fund
   2004.....................................  3,766,527    20.96     78,958     1.55%        4.68%    23.94%
   2003.....................................  3,787,195    16.91     64,057     1.55%        0.87%    26.41%
   2002.....................................  4,634,645    13.38     62,012     1.55%        0.98%    (6.17)%
   2001.....................................  4,778,066    14.26     68,135     1.55%        1.14%    10.31%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2004.....................................     99,497    13.46      1,339     1.55%        0.00%     7.10%
   2003.....................................     43,030    12.57        541     1.55%        0.00%    25.66%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type III:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                          ---------- ---------- -------- ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004...........................................  8,567,290   $11.91   $102,016     1.55%        2.11%     6.85%
   2003........................................... 10,392,686    11.14    115,820     1.55%        2.14%    12.29%
   2002........................................... 12,992,438     9.92    128,885     1.55%        2.34%    (7.89)%
   2001........................................... 14,470,083    10.78    155,987     1.55%        1.28%    (6.15)%
 Balanced Portfolio -- Service Shares
   2004...........................................  2,734,418    10.50     28,708     1.55%        2.25%     6.62%
   2003...........................................  2,863,634     9.85     28,198     1.55%        1.95%    11.96%
   2002...........................................  2,496,532     8.79     21,945     1.55%        2.24%    (8.12)%
   2001...........................................  1,718,954     9.57     16,450     1.55%        1.81%    (6.38)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004...........................................  6,116,868    10.73     65,661     1.55%        0.24%    16.40%
   2003...........................................  7,203,025     9.22     66,426     1.55%        0.47%    18.67%
   2002...........................................  8,929,956     7.77     69,386     1.55%        0.54%   (16.98)%
   2001........................................... 12,492,110     9.36    116,926     1.55%        0.39%   (22.89)%
 Capital Appreciation Portfolio -- Service Shares
   2004...........................................    760,869     8.87      6,746     1.55%        0.03%    16.14%
   2003...........................................    756,481     7.63      5,775     1.55%        0.24%    18.37%
   2002...........................................    733,417     6.45      4,731     1.55%        0.31%   (17.23)%
   2001...........................................    543,083     7.79      4,231     1.55%        0.31%   (23.05)%
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................  1,239,192    12.90     15,980     1.55%        5.18%     2.36%
   2003...........................................  1,676,494    12.60     21,122     1.55%        4.28%     4.75%
   2002...........................................  2,507,313    12.03     30,163     1.55%        4.75%     8.77%
   2001...........................................  2,013,676    11.06     22,271     1.55%        3.05%     6.06%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    670,130     9.07      6,076     1.55%        0.00%    12.46%
   2003...........................................    717,420     8.06      5,784     1.55%        0.00%    24.24%
   2002...........................................    830,680     6.49      5,391     1.55%        0.00%   (30.64)%
   2001...........................................  1,091,617     9.36     10,218     1.55%        0.00%   (18.05)%
 Global Technology Portfolio -- Service Shares
   2004...........................................  1,523,494     3.48      5,307     1.55%        0.00%    (0.99)%
   2003...........................................  2,684,043     3.52      9,444     1.55%        0.00%    44.21%
   2002...........................................  1,683,152     2.44      4,107     1.55%        0.00%   (41.85)%
   2001...........................................  2,037,391     4.20      8,557     1.55%        0.00%   (38.29)%
 Growth Portfolio -- Institutional Shares
   2004...........................................  7,309,435     8.10     59,223     1.55%        0.13%     2.90%
   2003...........................................  8,857,926     7.87     69,746     1.55%        0.08%    29.70%
   2002........................................... 11,016,827     6.07     66,872     1.55%        0.00%   (27.65)%
   2001........................................... 15,640,723     8.39    131,226     1.55%        0.02%   (25.91)%
 Growth Portfolio -- Service Shares
   2004...........................................    598,520     6.90      4,128     1.55%        0.00%     2.59%
   2003...........................................    708,457     6.72      4,763     1.55%        0.00%    29.46%
   2002...........................................    904,504     5.19      4,694     1.55%        0.00%   (27.86)%
   2001...........................................    839,635     7.20      6,045     1.55%        0.00%   (26.07)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type III:                                           Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                         ---------- ---------- -------- ------------- ---------- ------
 International Growth Portfolio -- Institutional
   Shares
   2004..........................................  2,467,668   $12.20   $ 30,101     1.55%        0.89%    17.11%
   2003..........................................  2,671,383    10.42     27,825     1.55%        1.21%    32.83%
   2002..........................................  3,184,335     7.84     24,965     1.55%        0.83%   (26.74)%
   2001..........................................  4,093,422    10.70     43,800     1.55%        0.34%   (24.43)%
 International Growth Portfolio -- Service Shares
   2004..........................................    632,531     8.53      5,392     1.55%        0.86%    16.85%
   2003..........................................    780,184     7.30      5,692     1.55%        1.16%    32.45%
   2002..........................................    569,029     5.51      3,135     1.55%        0.90%   (26.91)%
   2001..........................................    484,214     7.54      3,651     1.55%        0.35%   (24.62)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004..........................................  5,018,713     9.40     47,190     1.55%        0.00%    18.88%
   2003..........................................  5,921,992     7.91     46,839     1.55%        0.00%    33.01%
   2002..........................................  6,608,676     5.95     39,322     1.55%        0.00%   (29.05)%
   2001..........................................  9,149,067     8.38     76,669     1.55%        0.00%   (40.40)%
 Mid Cap Growth Portfolio -- Service Shares
   2004..........................................    657,483     6.55      4,305     1.55%        0.00%    18.61%
   2003..........................................    716,420     5.52      3,954     1.55%        0.00%    32.68%
   2002..........................................    659,720     4.16      2,744     1.55%        0.00%   (29.23)%
   2001..........................................    595,649     5.88      3,502     1.55%        0.00%   (40.53)%
 Worldwide Growth Portfolio -- Institutional
   Shares
   2004..........................................  5,510,687     8.95     49,301     1.55%        0.95%     3.16%
   2003..........................................  6,681,323     8.67     57,943     1.55%        1.08%    22.07%
   2002..........................................  8,491,439     7.10     60,289     1.55%        0.82%   (26.66)%
   2001.......................................... 11,168,696     9.69    108,225     1.55%        0.22%   (23.64)%
 Worldwide Growth Portfolio -- Service Shares
   2004..........................................    747,701     6.95      5,197     1.55%        0.87%     2.91%
   2003..........................................    898,747     6.75      6,070     1.55%        0.83%    21.77%
   2002..........................................    981,626     5.55      5,448     1.55%        0.61%   (26.86)%
   2001..........................................    793,669     7.58      6,016     1.55%        0.12%   (23.82)%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004..........................................     19,230    10.87        209     1.55%        2.26%     8.71%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................     14,204    10.86        154     1.55%        0.17%     8.57%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................     26,493    11.21        297     1.55%       19.09%    12.09%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004..........................................    893,355     6.79      6,065     1.55%        0.00%     7.30%
   2003..........................................    842,912     6.33      5,333     1.55%        0.00%    20.71%
   2002..........................................    700,945     5.24      3,673     1.55%        0.00%   (28.84)%
   2001..........................................    546,216     7.37      4,026     1.55%        0.05%   (26.00)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                               Net Assets     Expenses as a Investment
                                                           ------------------ % of Average    Income    Total
Type III:                                          Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                        --------- ---------- ------- ------------- ---------- ------
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2004.........................................   599,081   $ 8.52   $ 5,106     1.55%        0.44%     9.41%
   2003.........................................   635,728     7.79     4,952     1.55%        0.44%    19.95%
   2002.........................................   574,565     6.49     3,729     1.55%        0.44%   (22.37)%
   2001.........................................   414,666     8.37     3,471     1.55%        0.21%   (17.41)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004......................................... 1,391,242     9.13    12,708     1.55%        0.00%     4.57%
   2003......................................... 1,909,855     8.74    16,683     1.55%        0.00%    31.37%
   2002.........................................   695,512     6.65     4,625     1.55%        0.00%   (32.86)%
   2001.........................................   422,279     9.90     4,181     1.55%        0.00%    (6.73)%
 MFS(R) Utilities Series -- Service Class Shares
   2004.........................................   924,432    10.06     9,302     1.55%        1.26%    27.84%
   2003.........................................   786,019     7.87     6,187     1.55%        2.09%    33.48%
   2002.........................................   817,699     5.90     4,824     1.55%        2.45%   (24.09)%
   2001.........................................   527,906     7.77     4,102     1.55%        1.81%   (25.62)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.........................................   284,446    13.75     3,911     1.55%        0.00%    11.29%
   2003.........................................   180,228    12.35     2,227     1.55%        0.00%    23.54%
 Nations Marsico International Opportunities
   Portfolio
   2004.........................................   357,830    15.36     5,497     1.55%        0.53%    14.79%
   2003.........................................   115,502    13.38     1,546     1.55%        0.01%    33.82%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004......................................... 1,961,387    10.53    20,648     1.55%        0.00%    17.93%
   2003......................................... 2,256,796     8.93    20,147     1.55%        0.00%    23.65%
   2002......................................... 2,524,137     7.22    18,224     1.55%        0.73%   (28.91)%
   2001......................................... 3,160,573    10.16    32,111     1.55%        0.99%   (32.34)%
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004.........................................   143,942    14.10     2,030     1.55%        0.00%    17.58%
   2003.........................................    94,989    11.99     1,139     1.55%        0.00%    19.94%
 Oppenheimer Balanced Fund/VA
   2004......................................... 1,573,869    13.59    21,384     1.55%        1.03%     8.40%
   2003......................................... 1,392,720    12.53    17,456     1.55%        3.04%    23.03%
   2002......................................... 1,634,137    10.19    16,652     1.55%        3.69%   (11.79)%
   2001......................................... 1,253,764    11.55    14,481     1.55%        3.70%     0.63%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.........................................    91,270    10.94       999     1.55%        0.00%     9.42%
 Oppenheimer Bond Fund/VA
   2004......................................... 1,851,570    12.57    23,268     1.55%        4.90%     3.86%
   2003......................................... 2,355,271    12.10    28,497     1.55%        6.02%     5.13%
   2002......................................... 3,144,719    11.51    36,196     1.55%        7.18%     7.39%
   2001......................................... 2,996,459    10.72    32,122     1.55%        6.51%     6.11%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type III:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Capital Appreciation Fund/VA
   2004............................................. 3,991,038   $10.94   $43,645     1.55%        0.33%     5.28%
   2003............................................. 4,204,036    10.39    43,667     1.55%        0.39%    28.92%
   2002............................................. 4,572,961     8.06    36,858     1.55%        0.66%   (27.99)%
   2001............................................. 5,813,569    11.19    65,054     1.55%        0.65%   (13.94)%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004.............................................   276,895    12.91     3,575     1.55%        0.20%     4.97%
   2003.............................................   144,909    12.30     1,783     1.55%        0.00%    23.01%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................. 2,029,458    11.58    23,509     1.55%        1.10%    17.04%
   2003............................................. 1,728,160     9.90    17,104     1.55%        0.56%    40.65%
   2002............................................. 1,234,629     7.04     8,692     1.55%        0.39%   (23.57)%
   2001.............................................   797,433     9.21     7,344     1.55%        0.19%   (13.54)%
 Oppenheimer High Income Fund/VA
   2004............................................. 1,586,049    12.08    19,167     1.55%        6.77%     7.28%
   2003............................................. 2,190,615    11.26    24,677     1.55%        7.07%    22.04%
   2002............................................. 2,032,332     9.23    18,758     1.55%       11.01%    (3.90)%
   2001............................................. 1,565,613     9.61    15,046     1.55%       10.37%     0.38%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004............................................. 1,434,655     9.44    13,543     1.55%        0.69%     7.46%
   2003............................................. 1,400,956     8.78    12,307     1.55%        0.77%    24.48%
   2002............................................. 1,058,564     7.06     7,473     1.55%        0.57%   (20.29)%
   2001.............................................   684,833     8.85     6,061     1.55%        0.20%   (11.67)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.............................................   326,766    16.07     5,253     1.55%        0.00%    17.34%
   2003.............................................   175,323    13.70     2,402     1.55%        0.00%    37.00%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004.............................................   279,948    12.11     3,391     1.55%        3.12%     3.93%
   2003.............................................   308,007    11.66     3,590     1.55%        2.67%     0.68%
   2002.............................................   267,370    11.58     3,096     1.55%        3.57%     6.52%
   2001.............................................   143,308    10.87     1,558     1.55%        4.24%     5.92%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................. 2,201,818    12.93    28,459     1.55%        6.62%     7.85%
   2003............................................. 2,029,710    11.98    24,325     1.55%        7.39%    20.95%
   2002............................................. 1,311,594     9.91    12,998     1.55%        8.21%    (2.72)%
   2001.............................................   561,545    10.19     5,722     1.55%        8.36%     0.76%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................. 1,545,499    13.57    20,970     1.55%        4.15%     5.90%
   2003............................................. 1,835,364    12.81    23,515     1.55%        3.05%     2.29%
   2002............................................. 1,989,035    12.53    24,923     1.55%        7.19%    15.76%
   2001.............................................   783,091    10.82     8,473     1.55%        4.95%     4.21%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type III:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................. 5,339,433   $12.48   $66,649     1.55%        2.55%     3.27%
   2003............................................. 5,014,594    12.09    60,615     1.55%        2.87%     3.41%
   2002............................................. 3,335,980    11.69    38,998     1.55%        4.44%     7.38%
   2001............................................. 1,441,065    10.89    15,693     1.55%        4.69%     6.69%
The Prudential Series Fund. Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004.............................................    46,732    14.00       654     1.55%        0.00%    13.59%
   2003.............................................    11,574    12.33       143     1.55%        0.00%    23.27%
 Jennison Portfolio -- Class II Shares
   2004.............................................    60,703     8.16       495     1.55%        0.06%     7.53%
   2003.............................................    38,702     7.59       294     1.55%        0.00%    27.60%
   2002.............................................     4,765     5.95        28     1.55%        0.00%   (32.23)%
   2001.............................................     4,587     8.78        40     1.55%        0.00%   (22.65)%
 SP William Blair International Growth Portfolio --
   Class II
   2004.............................................     1,996     8.84        18     1.55%        0.00%    14.33%
   2003.............................................     2,094     7.73        16     1.55%        0.00%    36.99%
   2002.............................................     2,205     5.64        12     1.55%        0.00%   (24.03)%
   2001.............................................     2,313     7.43        17     1.55%        0.00%   (38.62)%
 SP Prudential U.S. Emerging Growth Portfolio --
   Class II
   2004.............................................     9,731     9.78        95     1.55%        0.00%    19.14%
   2003.............................................     9,775     8.21        80     1.55%        0.00%    39.32%
   2002.............................................     9,695     5.89        57     1.55%        0.00%   (33.46)%
   2001.............................................     9,251     8.86        82     1.55%        0.00%    (9.67)%
Rydex Variable Trust:
 OTC Fund
   2004.............................................   966,564     5.18     5,004     1.55%        0.00%     7.66%
   2003.............................................   458,773     4.81     2,206     1.55%        0.00%    43.17%
   2002.............................................   374,080     3.36     1,257     1.55%        0.00%   (39.80)%
   2001.............................................   236,367     5.58     1,319     1.55%        0.00%   (36.19)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004.............................................   250,043    13.75     3,439     1.55%        0.22%     6.40%
   2003.............................................   118,583    12.93     1,533     1.55%        0.00%    29.25%
 Salomon Brothers Variable Investors Fund -- Class I
   2004............................................. 2,026,692    12.61    25,567     1.55%        1.41%     8.67%
   2003............................................. 2,228,090    11.61    25,865     1.55%        1.46%    30.29%
   2002............................................. 2,548,468     8.91    22,707     1.55%        1.07%   (24.24)%
   2001............................................. 2,548,515    11.76    29,971     1.55%        0.86%    (5.64)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004............................................. 1,480,393    13.81    20,447     1.55%        4.54%     5.00%
   2003............................................. 1,636,493    13.15    21,527     1.55%        5.07%    11.48%
   2002............................................. 1,631,536    11.80    19,252     1.55%        5.67%     7.16%
   2001............................................. 1,091,102    11.01    12,013     1.55%        5.33%     5.26%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type III:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                          --------- ---------- ------- ------------- ---------- ------
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004...........................................   826,709   $11.52   $ 9,526     1.55%        1.97%     7.06%
   2003...........................................   852,267    10.76     9,173     1.55%        1.61%    14.12%
   2002...........................................   929,915     9.43     8,769     1.55%        1.58%    (8.31)%
   2001...........................................   780,272    10.29     8,029     1.55%        2.73%    (2.34)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...........................................   743,289    11.97     8,898     1.55%        0.64%    15.61%
   2003...........................................   375,479    10.35     3,888     1.55%        0.38%    28.75%
   2002...........................................    31,822     8.04       256     1.55%        0.00%   (20.68)%
 Emerging Growth Portfolio -- Class II Shares
   2004...........................................   151,642     9.55     1,448     1.55%        0.00%     5.13%
   2003...........................................    94,221     9.08       856     1.55%        0.00%    25.07%
   2002...........................................    13,078     7.26        95     1.55%        0.00%   (33.70)%

Type IV:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...........................................    26,485    14.06       373     1.60%        0.00%     9.07%
   2003...........................................     9,830    12.90       127     1.60%        0.00%    28.95%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004...........................................   105,589     7.53       795     1.60%        0.00%     4.92%
   2003...........................................    73,176     7.17       525     1.60%        0.00%    27.45%
   2002...........................................    70,462     5.63       397     1.60%        0.00%   (25.57)%
   2001...........................................    80,573     7.56       609     1.60%        0.00%   (24.51)%
 AIM V.I. Growth Fund -- Series I shares
   2004...........................................    32,016     6.14       197     1.60%        0.00%     6.50%
   2003...........................................    45,289     5.77       261     1.60%        0.00%    29.15%
   2002...........................................    31,521     4.46       141     1.60%        0.00%   (32.08)%
   2001...........................................    29,164     6.57       192     1.60%        0.38%   (34.95)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...........................................   103,905     7.65       795     1.60%        0.44%     4.08%
   2003...........................................   135,714     7.35       997     1.60%        0.31%    23.08%
   2002...........................................   155,557     5.97       929     1.60%        0.37%   (31.37)%
   2001...........................................   165,666     8.70     1,441     1.60%        0.26%   (13.97)%
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares
   2004...........................................   617,972     7.87     4,861     1.60%        0.00%     3.81%
   2003...........................................   817,059     7.58     6,190     1.60%        0.00%    33.01%
   2002...........................................   936,757     5.70     5,340     1.60%        0.04%   (34.06)%
   2001........................................... 1,392,133     8.64    12,028     1.60%        0.24%   (13.23)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004............................................... 356,920   $ 7.94   $2,835     1.60%        0.00%    14.71%
   2003............................................... 430,824     6.93    2,984     1.60%        0.00%    40.07%
   2002............................................... 368,144     4.94    1,819     1.60%        0.00%   (27.40)%
   2001............................................... 528,445     6.81    3,599     1.60%        0.05%   (30.65)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 516,553    11.44    5,908     1.60%        0.74%     9.45%
   2003............................................... 564,379    10.45    5,898     1.60%        0.82%    30.08%
   2002............................................... 471,081     8.03    3,783     1.60%        0.55%   (23.51)%
   2001............................................... 340,210    10.50    3,572     1.60%        0.42%    (1.46)%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................  76,233     7.08      539     1.60%        0.00%     6.62%
   2003...............................................  80,499     6.64      534     1.60%        0.00%    21.40%
   2002...............................................  73,936     5.47      404     1.60%        0.00%   (31.95)%
   2001...............................................  68,468     8.03      550     1.60%        0.00%   (18.73)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...............................................  91,343     9.94      908     1.60%        0.00%    12.56%
   2003...............................................  87,421     8.84      772     1.60%        0.00%    46.30%
   2002...............................................   4,615     6.04       28     1.60%        0.00%   (33.15)%
   2001...............................................   2,245     9.03       20     1.60%        0.00%   (14.26)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   6,164    13.62       84     1.60%        0.00%     3.41%
   2003...............................................   3,490    13.17       46     1.60%        0.00%    31.70%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2004...............................................  12,485     6.84       85     1.60%        0.39%     4.51%
   2003...............................................  15,113     6.54       99     1.60%        0.11%    23.99%
   2002...............................................  12,416     5.28       66     1.60%        0.24%   (30.08)%
   2001...............................................  21,440     7.55      162     1.60%        0.08%   (23.82)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................  85,631    10.25      878     1.60%        2.99%     1.19%
   2003...............................................  50,865    10.13      515     1.60%        2.23%     1.29%
 VT Worldwide Health Sciences Fund
   2004...............................................  23,430    12.43      291     1.60%        0.00%     4.54%
   2003...............................................  10,439    11.89      124     1.60%        0.00%    18.94%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004...............................................     545    10.62        6     1.60%        0.00%     6.18%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type IV:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004............................................   190,248   $ 9.53   $ 1,813     1.60%        1.46%     8.03%
   2003............................................   219,699     8.82     1,939     1.60%        1.57%    25.66%
   2002............................................   218,794     7.02     1,536     1.60%        1.18%   (21.49)%
   2001............................................   397,695     8.94     3,555     1.60%        1.38%    (5.75)%
 Federated Capital Income Fund II
   2004............................................   102,417     7.30       747     1.60%        4.55%     8.17%
   2003............................................    68,122     6.74       459     1.60%        6.47%    18.75%
   2002............................................   100,284     5.68       570     1.60%        5.74%   (25.16)%
   2001............................................   129,702     7.59       984     1.60%        3.40%   (15.11)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004............................................   142,391    11.20     1,594     1.60%        7.21%     8.70%
   2003............................................   399,719    10.30     4,118     1.60%        7.23%    20.27%
   2002............................................   141,307     8.57     1,211     1.60%       11.14%    (0.23)%
   2001............................................   197,752     8.59     1,699     1.60%        9.59%    (0.25)%
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................   103,953    12.91     1,342     1.60%        6.83%     8.40%
   2003............................................   356,817    11.90     4,248     1.60%        6.21%    19.85%
   2002............................................   115,436     9.93     1,146     1.60%        8.49%    (0.38)%
   2001............................................    45,977     9.96       458     1.60%        4.03%    (0.25)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................    32,286    14.98       484     1.60%        0.00%    12.65%
   2003............................................    41,392    13.30       551     1.60%        0.00%    33.00%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004............................................   120,489    10.20     1,229     1.60%        2.86%     3.78%
   2003............................................   126,958     9.83     1,248     1.60%        3.73%    16.09%
   2002............................................   150,830     8.47     1,278     1.60%        4.25%   (10.19)%
   2001............................................   220,652     9.43     2,081     1.60%        4.48%    (5.63)%
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................     2,717    10.35        28     1.60%        0.00%     3.53%
 VIP Contrafund(R) Portfolio -- Initial Class
   2004............................................ 1,074,204    11.48    12,333     1.60%        0.34%    13.63%
   2003............................................ 1,083,766    10.10    10,950     1.60%        0.48%    26.41%
   2002............................................   985,297     7.99     7,873     1.60%        0.88%   (10.80)%
   2001............................................ 1,229,421     8.96    11,016     1.60%        0.85%   (13.65)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................   410,917    11.28     4,634     1.60%        0.19%    13.32%
   2003............................................   337,586     9.95     3,360     1.60%        0.25%    26.15%
   2002............................................   229,420     7.89     1,810     1.60%        0.58%   (11.05)%
   2001............................................   215,181     8.87     1,909     1.60%        0.25%   (13.88)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                               Units   Unit Value  000s   Net Assets     Ratio     Return
--------                                             --------- ---------- ------ ------------- ---------- ------
 VIP Equity-Income Portfolio -- Initial Class
   2004.............................................   708,367   $10.70   $7,579     1.60%        1.62%     9.75%
   2003.............................................   757,822     9.75    7,387     1.60%        1.87%    28.25%
   2002.............................................   835,392     7.60    6,349     1.60%        1.83%   (18.27)%
   2001.............................................   917,825     9.30    8,536     1.60%        1.71%    (6.48)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................   413,990    11.18    4,628     1.60%        1.35%     9.46%
   2003.............................................   396,193    10.21    4,047     1.60%        1.40%    27.95%
   2002.............................................   367,278     7.98    2,931     1.60%        1.20%   (18.48)%
   2001.............................................   124,443     9.79    1,218     1.60%        0.26%    (6.75)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................   449,962     8.89    4,000     1.60%        0.91%     4.11%
   2003.............................................   515,611     8.54    4,403     1.60%        1.19%    21.80%
   2002.............................................   458,068     7.01    3,211     1.60%        1.44%   (17.95)%
   2001.............................................   607,616     8.54    5,189     1.60%        1.34%   (10.21)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................    85,828     9.26      795     1.60%        0.74%     3.84%
   2003.............................................    83,729     8.92      747     1.60%        0.90%    21.47%
   2002.............................................    66,265     7.34      486     1.60%        1.15%   (18.17)%
   2001.............................................   103,917     8.97      932     1.60%        0.45%   (10.47)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................   165,420     7.04    1,165     1.60%        0.57%     5.48%
   2003.............................................   190,777     6.68    1,274     1.60%        0.83%    27.80%
   2002.............................................   204,162     5.22    1,066     1.60%        1.17%   (23.09)%
   2001.............................................   268,664     6.79    1,824     1.60%        0.43%   (15.80)%
 VIP Growth Portfolio -- Initial Class
   2004.............................................   559,315     8.01    4,480     1.60%        0.28%     1.73%
   2003.............................................   687,007     7.87    5,410     1.60%        0.28%    30.73%
   2002.............................................   697,045     6.02    4,196     1.60%        0.28%   (31.22)%
   2001............................................. 1,048,860     8.76    9,188     1.60%        0.08%   (18.97)%
 VIP Growth Portfolio -- Service Class 2
   2004.............................................   324,327     7.23    2,346     1.60%        0.13%     1.48%
   2003.............................................   352,465     7.13    2,512     1.60%        0.10%    30.43%
   2002.............................................   282,662     5.46    1,543     1.60%        0.12%   (31.41)%
   2001.............................................   272,129     7.97    2,169     1.60%        0.02%   (19.19)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................   288,283    15.16    4,369     1.60%        0.00%    22.67%
   2003.............................................   345,059    12.36    4,263     1.60%        0.21%    36.05%
   2002.............................................   184,618     9.08    1,676     1.60%        0.67%   (11.46)%
   2001.............................................    82,604    10.26      848     1.60%        0.00%    (5.06)%
 VIP Overseas Portfolio -- Initial Class
   2004.............................................   183,458     9.99    1,833     1.60%        1.12%    11.82%
   2003.............................................   150,134     8.94    1,342     1.60%        0.77%    41.08%
   2002.............................................    87,301     6.33      553     1.60%        0.78%   (21.55)%
   2001.............................................   179,907     8.07    1,452     1.60%        5.29%   (22.43)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004.............................................     4,440    11.26       50     1.60%        0.00%    12.63%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                           Net Assets     Expenses as a Investment
                                       ------------------ % of Average    Income    Total
Type IV:                       Units   Unit Value  000s    Net Assets     Ratio     Return
--------                     --------- ---------- ------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2004.....................   361,084   $12.64   $ 4,566     1.60%        4.53%     1.77%
   2003.....................   529,614    12.43     6,580     1.60%        3.51%     1.95%
   2002.....................   814,908    12.19     9,934     1.60%        3.97%     8.13%
   2001.....................   257,747    11.27     2,905     1.60%        5.69%     5.70%
 International Equity Fund
   2004.....................   118,767     9.40     1,116     1.60%        1.31%    14.00%
   2003.....................   136,373     8.25     1,124     1.60%        1.83%    35.71%
   2002.....................   103,984     6.08       632     1.60%        0.95%   (25.05)%
   2001.....................   121,898     8.11       989     1.60%        1.49%   (22.13)%
 Mid-Cap Equity Fund
   2004.....................   562,643    12.96     7,290     1.60%        1.04%    14.17%
   2003.....................   582,397    11.35     6,610     1.60%        1.42%    30.82%
   2002.....................   524,430     8.68     4,552     1.60%        0.84%   (15.14)%
   2001.....................   532,256    10.22     5,440     1.60%        0.92%    (1.29)%
 Money Market Fund
   2004..................... 1,150,922    10.76    12,387     1.60%        0.96%    (0.66)%
   2003..................... 2,170,916    10.83    23,519     1.60%        0.82%    (0.83)%
   2002..................... 3,714,284    10.92    40,560     1.60%        1.49%    (0.15)%
   2001..................... 4,564,152    10.94    49,932     1.60%        3.77%     2.30%
 Premier Growth Equity Fund
   2004.....................   573,363    10.16     5,823     1.60%        0.61%     5.32%
   2003.....................   727,014     9.64     7,010     1.60%        0.21%    26.86%
   2002.....................   482,041     7.60     3,664     1.60%        0.05%   (22.28)%
   2001.....................   419,925     9.78     4,107     1.60%        0.11%   (10.60)%
 Real Estate Securities Fund
   2004.....................   134,621    22.39     3,014     1.60%        6.13%    30.26%
   2003.....................   160,984    17.19     2,767     1.60%        3.71%    35.19%
   2002.....................   103,220    12.71     1,312     1.60%        4.04%    (2.92)%
   2001.....................    93,831    13.10     1,229     1.60%        5.55%    10.04%
 S&P 500(R) Index Fund
   2004..................... 1,751,256     8.72    15,264     1.60%        1.59%     8.70%
   2003..................... 2,033,863     8.02    16,309     1.60%        1.39%    26.23%
   2002..................... 1,905,073     6.35    12,097     1.60%        1.19%   (23.61)%
   2001..................... 2,084,126     8.32    17,340     1.60%        0.99%   (13.68)%
 Small-Cap Value Equity Fund
   2004.....................   241,293    14.14     3,412     1.60%        6.53%    13.31%
   2003.....................   205,028    12.48     2,559     1.60%        0.08%    22.14%
   2002.....................   192,153    10.22     1,964     1.60%        0.31%   (15.23)%
   2001.....................   108,992    12.05     1,313     1.60%        1.00%     8.20%
 Total Return Fund
   2004.....................   847,637    11.66     9,881     1.60%        1.85%     6.46%
   2003.....................   499,190    10.95     5,466     1.60%        1.69%    18.39%
   2002.....................   298,082     9.25     2,757     1.60%        2.28%   (10.76)%
   2001.....................   372,552    10.36     3,860     1.60%        2.57%    (4.45)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type IV:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 U.S. Equity Fund
   2004..........................................   291,877   $ 9.53   $ 2,783     1.60%        1.30%     6.44%
   2003..........................................   342,666     8.96     3,069     1.60%        1.00%    21.31%
   2002..........................................   425,255     7.38     3,138     1.60%        0.92%   (20.55)%
   2001..........................................   313,046     9.29     2,908     1.60%        0.78%    (9.94)%
 Value Equity Fund
   2004..........................................   226,194     9.79     2,215     1.60%        1.28%     7.82%
   2003..........................................   250,640     9.08     2,277     1.60%        1.55%    22.07%
   2002..........................................   261,674     7.44     1,947     1.60%        1.11%   (18.88)%
   2001..........................................   118,284     9.17     1,085     1.60%        1.35%   (10.22)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004..........................................   210,870     9.95     2,098     1.60%        1.89%    16.90%
   2003..........................................   134,861     8.51     1,148     1.60%        1.40%    22.38%
   2002..........................................   142,990     6.95       994     1.60%        1.63%   (12.76)%
   2001..........................................   173,565     7.97     1,383     1.60%        0.50%   (10.79)%
 Goldman Sachs Mid Cap Value Fund
   2004..........................................   396,090    18.55     7,348     1.60%        4.68%    23.88%
   2003..........................................   393,875    14.98     5,899     1.60%        0.87%    26.34%
   2002..........................................   411,894    11.85     4,881     1.60%        0.98%    (6.22)%
   2001..........................................   436,048    12.64     5,512     1.60%        1.14%    10.25%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................     5,901    13.45        79     1.60%        0.00%     7.05%
   2003..........................................     5,942    12.56        75     1.60%        0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004..........................................   694,462    11.26     7,821     1.60%        2.11%     6.79%
   2003..........................................   856,023    10.55     9,028     1.60%        2.14%    12.23%
   2002.......................................... 1,087,532     9.40    10,223     1.60%        2.34%    (7.94)%
   2001.......................................... 1,591,602    10.21    16,250     1.60%        1.28%    (6.20)%
 Balanced Portfolio -- Service Shares
   2004..........................................   217,933    10.48     2,283     1.60%        2.25%     6.56%
   2003..........................................   294,903     9.83     2,899     1.60%        1.95%    11.91%
   2002..........................................   337,154     8.79     2,964     1.60%        2.24%    (8.17)%
   2001..........................................   236,619     9.57     2,264     1.60%        1.81%    (6.43)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004..........................................   538,884     9.39     5,060     1.60%        0.24%    16.34%
   2003..........................................   633,901     8.07     5,116     1.60%        0.47%    18.61%
   2002..........................................   839,663     6.80     5,710     1.60%        0.54%   (17.02)%
   2001.......................................... 1,245,067     8.20    10,210     1.60%        0.39%   (22.93)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................    52,220     8.85       462     1.60%        0.03%    16.08%
   2003..........................................    82,050     7.62       625     1.60%        0.24%    18.32%
   2002..........................................    91,023     6.44       586     1.60%        0.31%   (17.27)%
   2001..........................................    96,923     7.79       755     1.60%        0.31%   (23.09)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type IV:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                           --------- ---------- ------- ------------- ---------- ------
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................   105,913   $12.78   $ 1,354     1.60%        5.18%     2.31%
   2003...........................................   138,865    12.50     1,735     1.60%        4.28%     4.69%
   2002...........................................   265,752    11.94     3,173     1.60%        4.75%     8.71%
   2001...........................................   200,610    10.98     2,203     1.60%        3.05%     6.01%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    34,597     9.04       313     1.60%        0.00%    12.40%
   2003...........................................    58,090     8.05       467     1.60%        0.00%    24.18%
   2002...........................................    64,305     6.48       417     1.60%        0.00%   (30.68)%
   2001...........................................   154,798     9.35     1,447     1.60%        0.00%   (18.09)%
 Global Technology Portfolio -- Service Shares
   2004...........................................   128,287     3.48       446     1.60%        0.00%    (1.04)%
   2003...........................................   266,513     3.51       936     1.60%        0.00%    44.14%
   2002...........................................   291,205     2.44       711     1.60%        0.00%   (41.88)%
   2001...........................................   275,684     4.19     1,155     1.60%        0.00%   (38.33)%
 Growth Portfolio -- Institutional Shares
   2004...........................................   727,653     7.67     5,581     1.60%        0.13%     2.85%
   2003...........................................   944,140     7.46     7,041     1.60%        0.08%    29.63%
   2002........................................... 1,174,963     5.75     6,756     1.60%        0.00%   (27.69)%
   2001........................................... 1,819,775     7.96    14,485     1.60%        0.02%   (25.95)%
 Growth Portfolio -- Service Shares
   2004...........................................   135,082     6.88       930     1.60%        0.00%     2.54%
   2003...........................................   140,493     6.71       943     1.60%        0.00%    29.39%
   2002...........................................    85,220     5.19       442     1.60%        0.00%   (27.89)%
   2001...........................................   121,973     7.19       877     1.60%        0.00%   (26.11)%
 International Growth Portfolio -- Institutional
   Shares
   2004...........................................   339,786    12.06     4,097     1.60%        0.89%    17.05%
   2003...........................................   403,108    10.30     4,152     1.60%        1.21%    32.76%
   2002...........................................   565,435     7.76     4,388     1.60%        0.83%   (26.77)%
   2001...........................................   784,857    10.60     8,319     1.60%        0.34%   (24.47)%
 International Growth Portfolio -- Service Shares
   2004...........................................   157,206     8.51     1,337     1.60%        0.86%    16.79%
   2003...........................................   150,551     7.28     1,097     1.60%        1.16%    32.39%
   2002...........................................    49,363     5.50       271     1.60%        0.90%   (26.95)%
   2001...........................................    48,624     7.53       366     1.60%        0.35%   (24.66)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004...........................................   600,545     8.09     4,859     1.60%        0.00%    18.82%
   2003...........................................   742,675     6.81     5,057     1.60%        0.00%    32.95%
   2002...........................................   867,195     5.12     4,440     1.60%        0.00%   (29.09)%
   2001........................................... 1,217,251     7.22     8,789     1.60%        0.00%   (40.43)%
Janus Aspen Series:
 Mid Cap Growth Portfolio -- Service Shares
   2004...........................................   108,926     6.53       712     1.60%        0.00%    18.55%
   2003...........................................    57,225     5.51       315     1.60%        0.00%    32.61%
   2002...........................................    70,678     4.16       294     1.60%        0.00%   (29.27)%
   2001...........................................    46,629     5.88       274     1.60%        0.00%   (40.56)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type IV:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Worldwide Growth Portfolio -- Institutional Shares
   2004............................................   610,217   $ 8.74   $ 5,335     1.60%        0.95%     3.11%
   2003............................................   784,140     8.48     6,649     1.60%        1.08%    22.01%
   2002............................................ 1,045,267     6.95     7,265     1.60%        0.82%   (26.69)%
   2001............................................ 1,487,500     9.48    14,101     1.60%        0.22%   (23.68)%
 Worldwide Growth Portfolio -- Service Shares
   2004............................................    66,686     6.94       463     1.60%        0.87%     2.86%
   2003............................................    84,265     6.74       568     1.60%        0.83%    21.71%
   2002............................................   158,083     5.54       876     1.60%        0.61%   (26.90)%
   2001............................................   227,777     7.58     1,727     1.60%        0.12%   (23.86)%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund --
   Class III Shares
   2004............................................     3,311    10.87        36     1.60%        2.26%     8.68%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004............................................       894    11.21        10     1.60%       19.09%    12.05%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004............................................   149,865     6.77     1,015     1.60%        0.00%     7.24%
   2003............................................   163,862     6.32     1,035     1.60%        0.00%    20.65%
   2002............................................   120,571     5.24       632     1.60%        0.00%   (28.87)%
   2001............................................    84,171     7.36       619     1.60%        0.05%   (26.04)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2004............................................    97,894     8.50       833     1.60%        0.44%     9.35%
   2003............................................   107,825     7.78       839     1.60%        0.44%    19.89%
   2002............................................    93,687     6.49       608     1.60%        0.44%   (22.41)%
   2001............................................    61,876     8.36       517     1.60%        0.21%   (17.45)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004............................................   167,991     9.12     1,531     1.60%        0.00%     4.51%
   2003............................................   284,319     8.72     2,480     1.60%        0.00%    31.30%
   2002............................................    61,553     6.64       409     1.60%        0.00%   (32.89)%
   2001............................................    67,674     9.90       670     1.60%        0.00%    (6.78)%
 MFS(R) Utilities Series -- Service Class Shares
   2004............................................    78,182    10.04       785     1.60%        1.26%    27.77%
   2003............................................    53,344     7.86       419     1.60%        2.09%    33.41%
   2002............................................    45,786     5.89       270     1.60%        2.45%   (24.13)%
   2001............................................    41,040     7.76       318     1.60%        1.81%   (25.66)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004............................................    57,158    13.74       785     1.60%        0.00%    11.23%
   2003............................................    30,362    12.35       375     1.60%        0.00%    23.50%
 Nations Marsico International Opportunities
   Portfolio
   2004............................................    80,597    15.35     1,237     1.60%        0.53%    14.73%
   2003............................................    35,656    13.38       477     1.60%        0.01%    33.77%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                              Net Assets     Expenses as a Investment
                                                           ----------------- % of Average    Income    Total
Type IV:                                            Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                           ------- ---------- ------ ------------- ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004........................................... 197,116   $ 9.83   $1,938     1.60%        0.00%    17.87%
   2003........................................... 226,559     8.34    1,890     1.60%        0.00%    23.59%
   2002........................................... 246,315     6.75    1,660     1.60%        0.73%   (28.95)%
   2001........................................... 337,019     9.50    3,202     1.60%        0.99%   (32.37)%
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...........................................  56,208    14.09      792     1.60%        0.00%    17.52%
   2003...........................................  11,755    11.99      141     1.60%        0.00%    19.90%
 Oppenheimer Balanced Fund/VA
   2004........................................... 151,282    12.66    1,915     1.60%        1.03%     8.34%
   2003........................................... 125,354    11.68    1,464     1.60%        3.04%    22.96%
   2002........................................... 128,522     9.50    1,221     1.60%        3.69%   (11.83)%
   2001........................................... 190,985    10.77    2,057     1.60%        3.70%     0.58%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...........................................   5,686    10.94       62     1.60%        0.00%     9.39%
 Oppenheimer Bond Fund/VA
   2004........................................... 138,047    12.62    1,742     1.60%        4.90%     3.81%
   2003........................................... 174,744    12.16    2,124     1.60%        6.02%     5.07%
   2002........................................... 244,092    11.57    2,824     1.60%        7.18%     7.34%
   2001........................................... 290,069    10.78    3,127     1.60%        6.51%     6.06%
 Oppenheimer Capital Appreciation Fund/VA
   2004........................................... 482,642    10.52    5,079     1.60%        0.33%     5.23%
   2003........................................... 537,049    10.00    5,371     1.60%        0.39%    28.86%
   2002........................................... 575,596     7.76    4,467     1.60%        0.66%   (28.03)%
   2001........................................... 735,051    10.78    7,924     1.60%        0.65%   (13.98)%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004...........................................  46,908    12.90      605     1.60%        0.20%     4.91%
   2003...........................................  35,817    12.30      440     1.60%        0.00%    22.97%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004........................................... 334,079    11.56    3,862     1.60%        1.10%    16.98%
   2003........................................... 316,736     9.88    3,130     1.60%        0.56%    40.58%
   2002........................................... 236,062     7.03    1,660     1.60%        0.39%   (23.61)%
   2001...........................................  86,595     9.20      797     1.60%        0.19%   (13.59)%
 Oppenheimer High Income Fund/VA
   2004........................................... 151,071    11.66    1,762     1.60%        6.77%     7.23%
   2003........................................... 465,002    10.88    5,057     1.60%        7.07%    21.98%
   2002........................................... 194,552     8.92    1,735     1.60%       11.01%    (3.95)%
   2001........................................... 178,281     9.28    1,654     1.60%       10.37%     0.33%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004........................................... 208,590     9.42    1,965     1.60%        0.69%     7.40%
   2003........................................... 222,322     8.77    1,950     1.60%        0.77%    24.42%
   2002........................................... 176,987     7.05    1,248     1.60%        0.57%   (20.33)%
   2001........................................... 140,805     8.84    1,245     1.60%        0.20%   (11.72)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s    Net Assets     Ratio     Return
--------                                               ------- ---------- ------- ------------- ---------- ------
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................  28,973   $16.06   $   465     1.60%        0.00%    17.28%
   2003...............................................  24,434    13.70       335     1.60%        0.00%    36.95%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................  25,433    12.09       307     1.60%        3.12%     3.88%
   2003...............................................  31,753    11.64       370     1.60%        2.67%     0.63%
   2002...............................................  21,171    11.56       245     1.60%        3.57%     6.46%
   2001...............................................  23,078    10.86       251     1.60%        4.24%     5.87%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 321,681    12.90     4,149     1.60%        6.62%     7.79%
   2003............................................... 363,833    11.97     4,354     1.60%        7.39%    20.89%
   2002...............................................  87,630     9.90       868     1.60%        8.21%    (2.77)%
   2001...............................................  67,250    10.18       685     1.60%        8.36%     0.71%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................... 124,956    13.54     1,692     1.60%        4.15%     5.85%
   2003............................................... 191,002    12.79     2,443     1.60%        3.05%     2.24%
   2002............................................... 249,990    12.51     3,127     1.60%        7.19%    15.71%
   2001............................................... 132,087    10.81     1,428     1.60%        4.95%     4.16%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 966,981    12.46    12,045     1.60%        2.55%     3.21%
   2003............................................... 983,366    12.07    11,868     1.60%        2.87%     3.36%
   2002............................................... 807,952    11.68     9,437     1.60%        4.44%     7.33%
   2001............................................... 397,634    10.88     4,326     1.60%        4.69%     6.63%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................     816    13.99        11     1.60%        0.00%    13.54%
 Jennison Portfolio -- Class II Shares
   2004...............................................   1,389    13.02        18     1.60%        0.06%     7.47%
   2003...............................................   1,838    12.12        22     1.60%        0.00%    21.16%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  59,997     5.17       310     1.60%        0.00%     7.60%
   2003...............................................  44,380     4.80       213     1.60%        0.00%    43.10%
   2002...............................................  58,597     3.36       197     1.60%        0.00%   (39.83)%
   2001...............................................  18,702     5.58       104     1.60%        0.00%   (36.22)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................  21,684    13.74       298     1.60%        0.22%     6.35%
   2003...............................................   9,251    12.92       120     1.60%        0.00%    29.21%
 Salomon Brothers Variable Investors Fund -- Class I
   2004............................................... 183,361    11.41     2,092     1.60%        1.41%     8.61%
   2003............................................... 213,912    10.51     2,247     1.60%        1.46%    30.22%
   2002............................................... 219,643     8.07     1,773     1.60%        1.07%   (24.28)%
   2001............................................... 239,512    10.65     2,551     1.60%        0.86%    (5.69)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004............................................... 164,387   $13.66   $2,245     1.60%        4.54%     4.94%
   2003............................................... 175,980    13.01    2,290     1.60%        5.07%    11.42%
   2002............................................... 208,102    11.68    2,431     1.60%        5.67%     7.10%
   2001............................................... 118,221    10.90    1,289     1.60%        5.33%     5.20%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004...............................................  68,621    11.12      763     1.60%        1.97%     7.00%
   2003...............................................  61,672    10.39      641     1.60%        1.61%    14.07%
   2002...............................................  65,454     9.11      596     1.60%        1.58%    (8.36)%
   2001...............................................  49,020     9.94      487     1.60%        2.73%    (2.39)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004............................................... 181,856    11.96    2,174     1.60%        0.64%    15.55%
   2003...............................................  56,733    10.35      587     1.60%        0.38%    28.68%
   2002...............................................  36,666     8.04      295     1.60%        0.00%   (20.72)%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   8,643     9.54       82     1.60%        0.00%     5.07%
   2003...............................................   4,867     9.08       44     1.60%        0.00%    25.01%
   2002...............................................   1,248     7.26        9     1.60%        0.00%   (33.73)%

Type V:
-------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
   2004...............................................     427     7.32        3     0.75%        0.00%    10.97%
   2003...............................................     171     6.59        1     0.75%        0.00%    25.73%
   2002...............................................     352     5.24        2     0.75%        0.00%   (23.24)%
   2001...............................................   1,322     6.83        9     0.75%        0.00%   (26.62)%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................     923     6.47        6     0.75%        0.00%     5.83%
   2003...............................................     319     6.11        2     0.75%        0.00%    28.55%
   2002...............................................     451     4.75        2     0.75%        0.00%   (24.92)%
   2001...............................................   1,177     6.33        7     0.75%        0.00%   (23.86)%
 AIM V.I. Capital Development Fund -- Series I shares
   2004...............................................     772    11.64        9     0.75%        0.00%    14.63%
   2003...............................................     506    10.15        5     0.75%        0.00%    34.34%
   2002...............................................     623     7.56        5     0.75%        0.00%   (21.95)%
   2001...............................................     506     9.68        5     0.75%        0.00%    (8.78)%
 AIM V.I. Core Equity Fund -- Series I shares
   2004...............................................     625     7.80        5     0.75%        1.57%     8.15%
   2003...............................................     194     7.21        1     0.75%        0.62%    23.48%
   2002...............................................     240     5.84        1     0.75%        0.72%   (16.22)%
   2001...............................................      39     6.97        1     0.75%        0.00%   (23.43)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type V:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                              ------- ---------- ------ ------------- ---------- ------
 AIM V.I. Government Securities Fund -- Series I
   shares
   2004.............................................     241   $12.27   $    3     0.75%        0.08%     1.79%
   2003.............................................  36,083    12.05      435     0.75%        4.30%     0.31%
   2002............................................. 126,953    12.01    1,525     0.75%        0.12%     8.77%
   2001.............................................     822    11.05        9     0.75%        5.79%     4.87%
 AIM V.I. Technology Fund -- Series I shares
   2004.............................................   3,126     2.99        9     0.75%        0.00%     3.98%
   2003.............................................  39,843     2.87      114     0.75%        0.00%    51.24%
   2002.............................................   3,740     1.90        7     0.75%        0.00%   (45.54)%
   2001.............................................  15,314     3.49       53     0.75%        9.04%   (47.86)%
 AIM V.I. Utilities Fund -- Series I shares
   2004.............................................     292     7.41        2     0.75%        3.23%    23.58%
   2003.............................................     292     6.00        2     0.75%        1.55%    18.14%
   2002.............................................     300     5.08        2     0.75%        3.97%   (26.09)%
   2001.............................................     153     6.87        1     0.75%        1.00%   (28.48)%
Fidelity Variable Insurance Products Fund
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................   2,352     9.58       23     0.75%        0.91%     5.00%
   2003.............................................   3,518     9.12       32     0.75%        1.19%    22.85%
   2002.............................................   2,279     7.42       17     0.75%        1.44%   (17.24)%
   2001.............................................   6,651     8.97       60     0.75%        1.34%    (9.44)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................     238     8.02        2     0.75%        0.57%     6.39%
   2003.............................................     201     7.54        2     0.75%        0.83%    28.90%
   2002.............................................     251     5.85        1     0.75%        1.17%   (22.43)%
   2001.............................................     194     7.54        1     0.75%        0.43%   (15.07)%
 VIP Mid Cap Portfolio -- Initial Class
   2004.............................................   2,312    16.18       37     0.75%        0.00%    23.98%
   2003.............................................   4,695    13.05       61     0.75%        0.41%    37.60%
   2002.............................................   3,180     9.49       30     0.75%        0.98%   (10.50)%
   2001.............................................   2,055    10.60       22     0.75%        0.00%    (3.94)%
 VIP Overseas Portfolio -- Initial Class
   2004.............................................     932     8.81        8     0.75%        1.12%    12.78%
   2003.............................................   1,015     7.82        8     0.75%        0.77%    42.29%
   2002.............................................     586     5.49        3     0.75%        0.78%   (20.88)%
GE Investments Funds, Inc.:
 Income Fund
   2004.............................................   2,654    12.96       34     0.75%        4.53%     2.64%
   2003.............................................   3,144    12.63       40     0.75%        3.51%     2.82%
   2002.............................................   3,525    12.28       43     0.75%        3.97%     9.06%
   2001.............................................   3,905    11.26       44     0.75%        5.69%     6.62%
 International Equity Fund
   2003.............................................     185     7.19        1     0.75%        1.83%    36.87%
   2002.............................................   1,579     5.25        8     0.75%        0.95%   (24.40)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                  ----------------- % of Average    Income    Total
Type V:                                                   Units   Unit Value  000s   Net Assets     Ratio     Return
-------                                                 --------- ---------- ------ ------------- ---------- ------
 Mid-Cap Equity Fund
   2004................................................     3,755   $14.33   $   54     0.75%        1.04%    15.15%
   2003................................................     2,726    12.45       34     0.75%        1.42%    31.94%
   2002................................................     1,841     9.43       17     0.75%        0.84%   (14.41)%
   2001................................................     2,066    11.02       23     0.75%        0.92%    (0.43)%
 Money Market Fund
   2004................................................ 1,124,962     1.07    1,199     0.75%        0.96%     0.20%
   2003................................................ 2,313,412     1.06    2,461     0.75%        0.82%     0.02%
   2002................................................ 3,495,756     1.06    3,706     0.75%        1.49%     0.71%
   2001................................................ 1,890,168     1.06    2,004     0.75%        3.77%     3.19%
 Premier Growth Equity Fund
   2004................................................     1,381     9.32       13     0.75%        0.61%     6.23%
   2003................................................     1,089     8.78       10     0.75%        0.21%    27.95%
   2002................................................    10,053     6.86       69     0.75%        0.05%   (21.61)%
   2001................................................       207     8.75        2     0.75%        0.11%    (9.82)%
 Real Estate Securities Fund
   2004................................................     4,435    20.68       92     0.75%        6.13%    31.38%
   2003................................................     7,434    15.74      117     0.75%        3.71%    36.35%
   2002................................................     8,225    11.55       95     0.75%        4.04%    (2.09)%
   2001................................................     3,236    11.79       38     0.75%        5.55%    10.99%
 S&P 500(R) Index Fund
   2004................................................    20,658     8.60      178     0.75%        1.59%     9.63%
   2003................................................    20,532     7.85      161     0.75%        1.39%    27.31%
   2002................................................    24,977     6.16      154     0.75%        1.19%   (22.95)%
   2001................................................     6,754     8.00       54     0.75%        0.99%   (12.93)%
 Total Return Fund
   2004................................................     2,807    11.36       32     0.75%        1.85%     7.38%
   2003................................................     5,419    10.58       57     0.75%        1.69%    19.41%
   2002................................................     7,330     8.86       65     0.75%        2.28%    (9.99)%
 U.S. Equity Fund
   2004................................................     5,947     9.51       57     0.75%        1.30%     7.36%
   2003................................................     5,542     8.86       49     0.75%        1.00%    22.35%
   2002................................................     5,033     7.24       36     0.75%        0.92%   (19.87)%
   2001................................................     4,772     9.04       43     0.75%        0.78%    (9.16)%
Janus Aspen Series:
 Capital Appreciation Portfolio -- Institutional Shares
   2004................................................       392     7.84        3     0.75%        0.24%    17.34%
   2003................................................       410     6.68        3     0.75%        0.47%    19.63%
   2002................................................       462     5.59        3     0.75%        0.54%   (16.30)%
   2001................................................       649     6.67        4     0.75%        0.39%   (22.26)%
 Core Equity Portfolio -- Institutional Shares
   2004................................................       674     9.23        6     0.75%        0.13%    12.59%
   2003................................................       360     8.20        3     0.75%        0.17%    22.18%
   2002................................................       332     6.71        2     0.75%        0.35%   (18.88)%
   2001................................................       287     8.27        2     0.75%        0.59%   (12.42)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type V:                                                  Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                                --------- ---------- ------- ------------- ---------- ------
 Flexible Income Portfolio -- Institutional Shares
   2004...............................................       940   $13.29   $    12     0.75%        5.18%     3.19%
   2003...............................................    31,881    12.88       411     0.75%        4.28%     5.60%
   2002...............................................    46,091    12.20       562     0.75%        4.75%     9.65%
   2001...............................................       941    11.13        10     0.75%        3.05%     6.93%
 International Growth Portfolio -- Institutional
   Shares
   2004...............................................     3,162     7.45        24     0.75%        0.89%    18.06%
   2003...............................................       430     6.31         3     0.75%        1.21%    33.90%
   2002...............................................       683     4.71         3     0.75%        0.83%   (26.14)%
   2001...............................................       320     6.38         2     0.75%        0.34%   (23.81)%

Type VI:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................   258,935    14.09     3,648     1.50%        0.00%     9.18%
   2003...............................................   105,970    12.90     1,367     1.50%        0.00%    29.04%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004............................................... 1,622,308     6.16     9,998     1.50%        0.00%     5.03%
   2003............................................... 1,804,935     5.87    10,591     1.50%        0.00%    27.58%
   2002............................................... 1,662,052     4.60     7,645     1.50%        0.00%   (25.49)%
   2001............................................... 1,178,042     6.17     7,269     1.50%        0.00%   (24.44)%
 AIM V.I. Growth Fund -- Series I shares
   2004............................................... 1,324,070     4.59     6,077     1.50%        0.00%     6.60%
   2003............................................... 1,407,142     4.31     6,059     1.50%        0.00%    29.27%
   2002............................................... 1,259,858     3.33     4,195     1.50%        0.00%   (32.01)%
   2001...............................................   860,251     4.90     4,215     1.50%        0.38%   (34.88)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................    12,535    10.63       133     1.50%        0.62%     6.29%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004............................................... 2,249,523     6.45    14,509     1.50%        0.44%     4.19%
   2003............................................... 2,590,484     6.19    16,037     1.50%        0.31%    23.21%
   2002............................................... 2,944,086     5.02    14,779     1.50%        0.37%   (31.31)%
   2001............................................... 2,168,360     7.31    15,851     1.50%        0.26%   (13.88)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 5,664,956    11.57    65,547     1.50%        0.74%     9.55%
   2003............................................... 6,291,612    10.56    66,449     1.50%        0.82%    30.20%
   2002............................................... 5,560,666     8.11    45,097     1.50%        0.55%   (23.43)%
   2001............................................... 2,564,812    10.59    27,161     1.50%        0.42%    (1.36)%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................    11,632    10.54       123     1.50%        0.00%     5.39%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type VI:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                           --------- ---------- ------- ------------- ---------- ------
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004........................................... 2,271,549   $ 5.77   $13,097     1.50%        0.00%     6.72%
   2003........................................... 2,454,099     5.40    13,259     1.50%        0.00%    21.52%
   2002........................................... 2,672,956     4.45    11,895     1.50%        0.00%   (31.88)%
   2001........................................... 2,070,574     6.53    13,521     1.50%        0.00%   (18.65)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...........................................   694,933     8.22     5,710     1.50%        0.00%    12.67%
   2003...........................................   594,269     7.29     4,333     1.50%        0.00%    46.45%
   2002...........................................   441,575     4.98     2,199     1.50%        0.00%   (33.09)%
   2001...........................................   332,400     7.44     2,473     1.50%        0.00%   (14.18)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...........................................    57,105    13.64       779     1.50%        0.00%     3.51%
   2003...........................................    61,807    13.18       815     1.50%        0.00%    31.78%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2004...........................................       239    13.95         3     1.50%        1.47%    11.30%
   2003...........................................       247    12.54         3     1.50%        0.20%    27.42%
 VP Ultra Fund -- Class I
   2004...........................................       152    12.92         2     1.50%        0.00%     9.01%
   2003...........................................       119    11.85         1     1.50%        0.00%    23.03%
Dreyfus:
 Dreyfus Variable Investment Fund -- Money
   Market Portfolio
   2004...........................................     2,477     9.80        24     1.50%        0.04%    (0.95)%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004...........................................   769,616     5.97     4,592     1.50%        0.39%     4.62%
   2003...........................................   805,524     5.70     4,594     1.50%        0.11%    24.11%
   2002...........................................   818,129     4.60     3,763     1.50%        0.24%   (30.01)%
   2001...........................................   675,418     6.57     4,437     1.50%        0.08%   (23.74)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...........................................   355,159    10.24     3,637     1.50%        2.99%     1.29%
   2003...........................................    76,569    10.11       774     1.50%        2.23%     1.42%
 VT Income Fund of Boston
   2003...........................................     2,134    11.12        24     1.50%        0.00%    11.70%
 VT Worldwide Health Sciences Fund
   2004...........................................   178,311    13.94     2,485     1.50%        0.00%     4.64%
   2003...........................................   158,231    13.32     2,107     1.50%        0.00%    28.03%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004...........................................     2,802    10.63        30     1.50%        0.00%     6.25%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................ 1,327,126   $11.95   $15,856     1.50%        6.83%     8.51%
   2003............................................ 1,277,996    11.01    14,072     1.50%        6.21%    19.97%
   2002............................................   809,652     9.18     7,433     1.50%        8.49%    (0.29)%
   2001............................................   267,415     9.19     2,458     1.50%        4.03%    (0.15)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................   560,782    15.01     8,416     1.50%        0.00%    12.76%
   2003............................................   342,976    13.31     4,565     1.50%        0.00%    33.09%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................    48,969    10.36       507     1.50%        0.00%     3.59%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................ 4,170,897    10.31    43,004     1.50%        0.19%    13.43%
   2003............................................ 3,764,847     9.09    34,221     1.50%        0.25%    26.27%
   2002............................................ 2,682,748     7.20    19,316     1.50%        0.58%   (10.96)%
   2001............................................ 1,382,517     8.08    11,171     1.50%        0.25%   (13.79)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004............................................    12,339    11.81       146     1.50%        0.00%    (0.24)%
   2003............................................     2,147    11.84        25     1.50%        0.00%    18.39%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................ 3,832,777    11.80    45,239     1.50%        1.35%     9.57%
   2003............................................ 3,817,787    10.77    41,128     1.50%        1.40%    28.08%
   2002............................................ 2,766,772     8.41    23,269     1.50%        1.20%   (18.40)%
   2001............................................ 1,247,800    10.31    12,865     1.50%        0.26%    (6.66)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004............................................ 1,246,633     9.07    11,307     1.50%        0.74%     3.94%
   2003............................................ 1,296,093     8.73    11,310     1.50%        0.90%    21.59%
   2002............................................ 1,005,224     7.18     7,218     1.50%        1.15%   (18.09)%
   2001............................................   566,471     8.76     4,962     1.50%        0.45%   (10.38)%
 VIP Growth Portfolio -- Service Class 2
   2004............................................ 3,501,737     6.18    21,649     1.50%        0.13%     1.57%
   2003............................................ 3,867,958     6.09    23,543     1.50%        0.10%    30.55%
   2002............................................ 3,350,454     4.66    15,613     1.50%        0.12%   (31.34)%
   2001............................................ 1,934,977     6.79    13,138     1.50%        0.02%   (19.11)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................ 4,212,965    15.08    63,525     1.50%        0.00%    22.79%
   2003............................................ 4,191,431    12.28    51,472     1.50%        0.21%    36.18%
   2002............................................ 3,315,853     9.02    29,909     1.50%        0.67%   (11.38)%
   2001............................................ 1,749,762    10.18    17,813     1.50%        0.00%    (4.97)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004............................................    20,713    11.27       233     1.50%        0.00%    12.70%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income    Total
Type VI:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                              --------- ---------- ------- ------------- ---------- ------
Franklin Templeton Variable Insurance Products Trust:
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2004..............................................     1,220   $14.55   $    18     1.50%        1.16%    16.75%
   2003..............................................     1,243    12.46        15     1.50%        1.70%    30.23%
GE Investments Funds, Inc.:
 Income Fund
   2004..............................................   870,915    11.06     9,636     1.50%        4.53%     1.87%
   2003..............................................   966,837    10.86    10,501     1.50%        3.51%     2.05%
   2002..............................................   518,423    10.64     5,516     1.50%        3.97%     8.24%
 Mid-Cap Equity Fund
   2004.............................................. 2,907,866    14.11    41,022     1.50%        1.04%    14.28%
   2003.............................................. 3,087,251    12.34    38,109     1.50%        1.42%    30.95%
   2002.............................................. 2,414,851     9.43    22,772     1.50%        0.84%   (15.06)%
   2001..............................................   952,179    11.10    10,569     1.50%        0.92%    (1.19)%
 Money Market Fund
   2004.............................................. 2,478,586    10.35    25,649     1.50%        0.96%    (0.56)%
   2003.............................................. 3,852,162    10.41    40,088     1.50%        0.82%    (0.73)%
   2002.............................................. 4,808,269    10.48    50,391     1.50%        1.49%    (0.05)%
   2001.............................................. 2,491,737    10.49    26,138     1.50%        3.77%     2.40%
 Premier Growth Equity Fund
   2004.............................................. 2,525,176     8.81    22,256     1.50%        0.61%     5.43%
   2003.............................................. 2,898,879     8.36    24,234     1.50%        0.21%    26.98%
   2002.............................................. 1,851,265     6.58    12,181     1.50%        0.05%   (22.20)%
   2001..............................................   679,903     8.46     5,752     1.50%        0.11%   (10.51)%
 Real Estate Securities Fund
   2004..............................................   608,444    16.28     9,907     1.50%        6.13%    30.38%
   2003..............................................   213,635    12.49     2,668     1.50%        3.71%    24.88%
 S&P 500(R) Index Fund
   2004.............................................. 8,023,430     8.22    65,916     1.50%        1.59%     8.81%
   2003.............................................. 8,649,924     7.55    65,312     1.50%        1.39%    26.35%
   2002.............................................. 6,212,679     5.98    37,152     1.50%        1.19%   (23.53)%
   2001.............................................. 3,034,072     7.82    23,726     1.50%        0.99%   (13.59)%
 Small-Cap Value Equity Fund
   2004.............................................. 2,477,206    14.48    35,882     1.50%        6.53%    13.42%
   2003.............................................. 2,484,150    12.77    31,724     1.50%        0.08%    22.26%
   2002.............................................. 1,979,892    10.45    20,690     1.50%        0.31%   (15.15)%
   2001..............................................   603,771    12.31     7,432     1.50%        1.00%     8.31%
 Total Return Fund
   2004.............................................. 1,323,234    11.62    15,373     1.50%        1.85%     6.57%
   2003..............................................   614,846    10.90     6,702     1.50%        1.69%     9.00%
 U.S. Equity Fund
   2004.............................................. 1,884,506     9.13    17,204     1.50%        1.30%     6.54%
   2003.............................................. 2,081,073     8.57    17,831     1.50%        1.00%    21.43%
   2002.............................................. 1,679,606     7.06    11,858     1.50%        0.92%   (20.48)%
   2001..............................................   596,270     8.87     5,289     1.50%        0.78%    (9.85)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VI:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Value Equity Fund
   2004.......................................... 1,309,833   $ 9.56   $12,521     1.50%        1.28%     7.93%
   2003.......................................... 1,290,905     8.86    11,434     1.50%        1.55%    22.19%
   2002..........................................   886,780     7.25     6,429     1.50%        1.11%   (18.80)%
   2001..........................................   321,742     8.93     2,873     1.50%        1.35%   (10.13)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   122,102    13.47     1,645     1.50%        0.00%     7.15%
   2003..........................................    76,470    12.57       961     1.50%        0.00%    25.70%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 5,770,002     9.90    57,108     1.50%        2.25%     6.67%
   2003.......................................... 6,256,244     9.28    58,049     1.50%        1.95%    12.02%
   2002.......................................... 4,985,061     8.28    41,276     1.50%        2.24%    (8.07)%
   2001.......................................... 2,682,847     9.01    24,172     1.50%        1.81%    (6.34)%
 Capital Appreciation Portfolio -- Service Shares
   2004.......................................... 1,543,318     7.41    11,437     1.50%        0.03%    16.20%
   2003.......................................... 1,782,763     6.38    11,370     1.50%        0.24%    18.43%
   2002.......................................... 1,974,833     5.39    10,644     1.50%        0.31%   (17.19)%
   2001.......................................... 1,732,144     6.50    11,259     1.50%        0.31%   (23.01)%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................   426,999     8.53     3,642     1.50%        0.00%    12.51%
   2003..........................................   478,853     7.58     3,630     1.50%        0.00%    24.30%
   2002..........................................   559,790     6.10     3,415     1.50%        0.00%   (30.61)%
   2001..........................................   490,003     8.79     4,307     1.50%        0.00%   (18.01)%
 Global Technology Portfolio -- Service Shares
   2004..........................................   963,374     3.42     3,293     1.50%        0.00%    (0.94)%
   2003.......................................... 1,112,740     3.45     3,840     1.50%        0.00%    44.28%
   2002.......................................... 1,071,043     2.39     2,560     1.50%        0.00%   (41.82)%
   2001..........................................   972,418     4.11     3,997     1.50%        0.00%   (38.26)%
 Growth Portfolio -- Service Shares
   2004.......................................... 1,455,038     5.91     8,599     1.50%        0.00%     2.64%
   2003.......................................... 1,863,544     5.76    10,730     1.50%        0.00%    29.52%
   2002.......................................... 2,035,353     4.45     9,057     1.50%        0.00%   (27.82)%
   2001.......................................... 1,965,673     6.16    12,109     1.50%        0.00%   (26.03)%
 International Growth Portfolio -- Service Shares
   2004.......................................... 1,645,439     6.92    11,385     1.50%        0.86%    16.91%
   2003.......................................... 1,930,931     5.92    11,428     1.50%        1.16%    32.52%
   2002.......................................... 1,779,820     4.47     7,956     1.50%        0.90%   (26.87)%
   2001.......................................... 1,007,056     6.11     6,153     1.50%        0.35%   (24.59)%
 Mid Cap Growth Portfolio -- Service Shares
   2004.......................................... 1,906,646     4.41     8,416     1.50%        0.00%    18.67%
   2003.......................................... 2,012,209     3.72     7,485     1.50%        0.00%    32.74%
   2002.......................................... 2,245,993     2.80     6,289     1.50%        0.00%   (29.20)%
   2001.......................................... 1,979,779     3.96     7,840     1.50%        0.00%   (40.50)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VI:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Worldwide Growth Portfolio -- Service Shares
   2004.......................................... 1,951,656   $ 5.72   $11,167     1.50%        0.87%     2.96%
   2003.......................................... 2,228,431     5.56    12,384     1.50%        0.83%    21.83%
   2002.......................................... 2,503,755     4.56    11,417     1.50%        0.61%   (26.82)%
   2001.......................................... 2,117,193     6.23    13,190     1.50%        0.12%   (23.79)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004..........................................     3,284    10.69        35     1.50%        4.90%     2.73%
   2003..........................................     3,051    10.41        32     1.50%        3.62%     2.16%
   2002..........................................       378    10.19         4     1.50%        0.00%     1.84%
 International Equity Portfolio
   2004..........................................       427    15.02         6     1.50%        0.43%    16.59%
   2003..........................................        24    12.88         1     1.50%        0.32%    30.47%
 Mid Cap Value Portfolio
   2004..........................................     2,771    15.47        43     1.50%        0.66%    19.24%
   2003..........................................     1,288    12.97        17     1.50%        0.41%    27.68%
   2002..........................................       368    10.16         4     1.50%        0.00%     1.55%
 Small Company Portfolio
   2004..........................................       372    16.13         6     1.50%        0.00%    25.26%
 U.S. Large Cap Core Equity Portfolio
   2004..........................................       449    13.36         6     1.50%        0.00%     7.85%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004..........................................    53,823    10.87       585     1.50%        2.26%     8.75%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................     3,550    10.86        39     1.50%        0.17%     8.61%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................    30,059    11.21       337     1.50%       19.09%    12.13%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004.......................................... 1,938,611     6.14    11,910     1.50%        0.00%     7.35%
   2003.......................................... 2,370,780     5.72    13,568     1.50%        0.00%    20.77%
   2002.......................................... 2,157,083     4.74    10,225     1.50%        0.00%   (28.80)%
   2001.......................................... 1,370,095     6.66     9,125     1.50%        0.05%   (25.97)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2004.......................................... 1,160,042     8.30     9,628     1.50%        0.44%     9.46%
   2003.......................................... 1,311,182     7.58     9,942     1.50%        0.44%    20.01%
   2002.......................................... 1,008,165     6.32     6,372     1.50%        0.44%   (22.34)%
   2001..........................................   591,306     8.14     4,813     1.50%        0.21%   (17.37)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004............................................ 1,867,578   $ 7.73   $14,444     1.50%        0.00%     4.62%
   2003............................................ 2,279,851     7.39    16,854     1.50%        0.00%    31.43%
   2002............................................ 1,656,107     5.62     9,307     1.50%        0.00%   (32.83)%
   2001............................................   643,039     8.37     5,382     1.50%        0.00%    (6.68)%
 MFS(R) Total Return Series -- Service Class Shares
   2004............................................     2,381    12.53        30     1.50%        1.53%     9.36%
   2003............................................     2,387    11.46        27     1.50%        1.64%    14.27%
 MFS(R) Utilities Series -- Service Class Shares
   2004............................................ 1,677,092     9.87    16,559     1.50%        1.26%    27.90%
   2003............................................ 1,772,464     7.72    13,683     1.50%        2.09%    33.54%
   2002............................................ 1,379,854     5.78     7,976     1.50%        2.45%   (24.06)%
   2001............................................   973,433     7.61     7,408     1.50%        1.81%   (25.59)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004............................................   633,968    13.76     8,723     1.50%        0.00%    11.34%
   2003............................................   406,446    12.36     5,023     1.50%        0.00%    23.58%
 Nations Marsico International Opportunities
   Portfolio
   2004............................................   630,057    15.37     9,686     1.50%        0.53%    14.85%
   2003............................................   230,441    13.39     3,085     1.50%        0.01%    33.86%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004............................................    39,375    14.11       556     1.50%        0.00%    17.64%
   2003............................................    31,218    12.00       375     1.50%        0.00%    19.98%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004............................................    98,816    10.95     1,082     1.50%        0.00%     9.46%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004............................................   162,335    13.40     2,175     1.50%        0.20%     5.02%
   2003............................................   123,947    12.76     1,581     1.50%        0.00%    28.73%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................ 4,391,948    10.26    45,057     1.50%        1.10%    17.10%
   2003............................................ 3,920,479     8.76    34,348     1.50%        0.56%    40.72%
   2002............................................ 2,869,699     6.23    17,878     1.50%        0.39%   (23.53)%
   2001............................................ 1,175,084     8.14     9,565     1.50%        0.19%   (13.50)%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004............................................ 2,970,641     8.52    25,322     1.50%        0.69%     7.51%
   2003............................................ 3,157,518     7.93    25,035     1.50%        0.77%    24.54%
   2002............................................ 2,417,368     6.37    15,399     1.50%        0.57%   (20.25)%
   2001............................................ 1,249,865     7.98     9,974     1.50%        0.20%   (11.63)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VI:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.............................................   361,665   $15.72   $ 5,687     1.50%        0.00%    17.39%
   2003.............................................   153,150    13.39     2,051     1.50%        0.00%    42.08%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004.............................................   434,475    12.29     5,340     1.50%        3.12%     3.98%
   2003.............................................   467,831    11.82     5,530     1.50%        2.67%     0.73%
   2002.............................................   332,618    11.74     3,905     1.50%        3.57%     6.57%
   2001.............................................    60,992    11.01       672     1.50%        4.24%     5.97%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................. 2,804,221    12.72    35,663     1.50%        6.62%     7.90%
   2003............................................. 3,059,826    11.79    36,065     1.50%        7.39%    21.01%
   2002............................................. 1,559,690     9.74    15,191     1.50%        8.21%    (2.67)%
   2001.............................................   455,975    10.01     4,564     1.50%        8.36%     0.81%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................. 1,554,613    14.54    22,610     1.50%        4.15%     5.95%
   2003............................................. 1,894,983    13.73    26,012     1.50%        3.05%     2.34%
   2002............................................. 2,265,357    13.41    30,378     1.50%        7.19%    15.82%
   2001.............................................   734,864    11.58     8,510     1.50%        4.95%     4.26%
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................. 7,036,237    12.97    91,243     1.50%        2.55%     3.32%
   2003............................................. 7,871,654    12.55    98,801     1.50%        2.87%     3.46%
   2002............................................. 6,050,592    12.13    73,394     1.50%        4.44%     7.43%
   2001............................................. 1,662,057    11.29    18,765     1.50%        4.69%     6.74%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004.............................................     8,957    14.01       126     1.50%        0.00%    13.65%
   2003.............................................     1,058    12.33        13     1.50%        0.00%    23.31%
 Jennison Portfolio -- Class II Shares
   2004.............................................     9,471    13.04       124     1.50%        0.06%     7.58%
   2003.............................................     1,465    12.12        18     1.50%        0.00%    21.24%
Rydex Variable Trust:
 OTC Fund
   2004............................................. 1,437,477     3.61     5,194     1.50%        0.00%     7.71%
   2003............................................. 2,012,893     3.35     6,752     1.50%        0.00%    43.24%
   2002............................................. 1,244,185     2.34     2,911     1.50%        0.00%   (39.77)%
   2001.............................................   985,138     3.89     3,832     1.50%        0.00%   (36.16)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004.............................................   256,500    13.76     3,530     1.50%        0.22%     6.45%
   2003.............................................   227,655    12.93     2,943     1.50%        0.00%    29.29%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VI:                                                 Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                               --------- ---------- ------- ------------- ---------- ------
Scudder Variable Series II:
 Scudder Technology Growth Portfolio --
   Class B Shares
   2004...............................................        39   $14.97   $     1     1.50%        0.00%    (0.04)%
   2003...............................................       115    14.98         2     1.50%        0.00%    43.99%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004............................................... 2,063,852    11.99    24,739     1.50%        0.64%    15.67%
   2003............................................... 1,196,175    10.36    12,396     1.50%        0.38%    28.81%
   2002...............................................   221,211     8.05     1,781     1.50%        0.00%   (20.65)%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   460,774     9.56     4,405     1.50%        0.00%     5.18%
   2003...............................................   398,198     9.09     3,620     1.50%        0.00%    25.13%
   2002...............................................    74,860     7.26       543     1.50%        0.00%   (33.67)%

Type VII:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................   243,024    14.04     3,412     1.70%        0.00%     8.95%
   2003...............................................    60,892    12.89       785     1.70%        0.00%    28.86%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004...............................................   739,787     6.11     4,517     1.70%        0.00%     4.81%
   2003...............................................   753,640     5.83     4,391     1.70%        0.00%    27.32%
   2002...............................................   490,960     4.58     2,249     1.70%        0.00%   (25.64)%
   2001...............................................   409,321     6.15     2,517     1.70%        0.00%   (24.59)%
 AIM V.I. Growth Fund -- Series I shares
   2004...............................................   415,235     4.55     1,889     1.70%        0.00%     6.39%
   2003...............................................   499,360     4.28     2,135     1.70%        0.00%    29.01%
   2002...............................................   429,559     3.31     1,422     1.70%        0.00%   (32.15)%
   2001...............................................   351,148     4.88     1,714     1.70%        0.38%   (35.02)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................     9,877    10.63       105     1.70%        0.62%     6.26%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................   830,798     6.39     5,310     1.70%        0.44%     3.97%
   2003............................................... 1,001,733     6.15     6,157     1.70%        0.31%    22.96%
   2002............................................... 1,063,872     5.00     5,319     1.70%        0.37%   (31.45)%
   2001...............................................   818,340     7.29     5,966     1.70%        0.26%   (14.06)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 2,489,918    11.47    28,548     1.70%        0.74%     9.33%
   2003............................................... 2,585,197    10.49    27,110     1.70%        0.82%    29.94%
   2002............................................... 1,951,504     8.07    15,749     1.70%        0.55%   (23.59)%
   2001...............................................   825,837    10.56     8,721     1.70%        0.42%    (1.56)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s   Net Assets     Ratio     Return
---------                                           --------- ---------- ------ ------------- ---------- ------
 AllianceBernstein International Value Portfolio --
   Class B
   2004............................................     4,986   $10.54   $   53     1.70%        0.00%     5.37%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004............................................   952,418     5.71    5,441     1.70%        0.00%     6.50%
   2003............................................ 1,076,259     5.36    5,773     1.70%        0.00%    21.27%
   2002............................................ 1,159,015     4.42    5,123     1.70%        0.00%   (32.02)%
   2001............................................   813,964     6.51    5,299     1.70%        0.00%   (18.81)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004............................................   185,390     8.14    1,509     1.70%        0.00%    12.44%
   2003............................................   196,320     7.24    1,421     1.70%        0.00%    46.15%
   2002............................................   134,844     4.95      667     1.70%        0.00%   (33.22)%
   2001............................................    62,503     7.42      464     1.70%        0.00%   (14.35)%
 AllianceBernstein Technology Portfolio -- Class B
   2004............................................    24,392    13.94      340     1.70%        0.00%     3.30%
   2003............................................    10,640    13.50      144     1.70%        0.00%    41.35%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2004............................................   118,886     5.91      703     1.70%        0.39%     4.40%
   2003............................................   137,028     5.66      776     1.70%        0.11%    23.86%
   2002............................................   146,590     4.57      670     1.70%        0.24%   (30.16)%
   2001............................................   127,492     6.55      835     1.70%        0.08%   (23.90)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................   560,106    10.19    5,707     1.70%        2.99%     1.08%
   2003............................................   132,120    10.08    1,332     1.70%        2.23%     1.21%
   2002............................................       208     9.96        2     1.70%        0.00%    (0.41)%
 VT Worldwide Health Sciences Fund
   2004............................................    87,810    13.38    1,175     1.70%        0.00%     4.43%
   2003............................................    61,139    12.81      783     1.70%        0.00%    27.77%
   2002............................................     3,029    10.03       30     1.70%        0.00%    (0.29)%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004............................................       378    10.61        4     1.70%        0.00%     6.11%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................   674,150    11.84    7,981     1.70%        6.83%     8.29%
   2003............................................   705,085    10.93    7,709     1.70%        6.21%    19.72%
   2002............................................   368,364     9.13    3,363     1.70%        8.49%    (0.49)%
   2001............................................   143,887     9.16    1,318     1.70%        4.03%    (0.36)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
 Federated Kaufmann Fund II -- Service Shares
   2004............................................   327,625   $14.96   $ 4,900     1.70%        0.00%    12.54%
   2003............................................   150,615    13.29     2,002     1.70%        0.00%    32.91%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................    28,367    10.35       293     1.70%        0.00%     3.45%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................ 2,009,536    10.22    20,531     1.70%        0.19%    13.20%
   2003............................................ 1,707,386     9.03    15,409     1.70%        0.25%    26.02%
   2002............................................   918,624     7.16     6,577     1.70%        0.58%   (11.14)%
   2001............................................   476,256     8.06     3,839     1.70%        0.25%   (13.97)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004............................................    47,213    11.77       556     1.70%        0.00%    (0.44)%
   2003............................................     1,184    11.82        14     1.70%        0.00%    18.23%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................ 2,170,766    11.70    25,389     1.70%        1.35%     9.34%
   2003............................................ 2,023,475    10.70    21,644     1.70%        1.40%    27.82%
   2002............................................ 1,288,935     8.37    10,788     1.70%        1.20%   (18.56)%
   2001............................................   570,855    10.28     5,868     1.70%        0.26%    (6.85)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004............................................   673,342     8.99     6,052     1.70%        0.74%     3.73%
   2003............................................   661,374     8.66     5,730     1.70%        0.90%    21.35%
   2002............................................   503,223     7.14     3,593     1.70%        1.15%   (18.26)%
   2001............................................   280,032     8.74     2,447     1.70%        0.45%   (10.56)%
 VIP Growth Portfolio -- Service Class 2
   2004............................................ 1,558,308     6.13     9,546     1.70%        0.13%     1.37%
   2003............................................ 1,629,161     6.04     9,846     1.70%        0.10%    30.29%
   2002............................................   974,269     4.64     4,521     1.70%        0.12%   (31.48)%
   2001............................................   603,088     6.77     4,083     1.70%        0.02%   (19.27)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................ 1,684,293    14.94    25,165     1.70%        0.00%    22.54%
   2003............................................ 1,539,654    12.19    18,773     1.70%        0.21%    35.90%
   2002............................................   889,218     8.97     7,976     1.70%        0.67%   (11.56)%
   2001............................................   403,825    10.14     4,096     1.70%        0.00%    (5.16)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004............................................    19,598    11.25       221     1.70%        0.00%    12.55%
GE Investments Funds, Inc.:
 Income Fund
   2004............................................   769,960    11.00     8,473     1.70%        4.53%     1.66%
   2003............................................   693,037    10.82     7,502     1.70%        3.51%     1.84%
   2002............................................   216,173    10.63     2,298     1.70%        3.97%     8.02%
 Mid-Cap Equity Fund
   2004............................................ 1,211,437    13.98    16,934     1.70%        1.04%    14.05%
   2003............................................ 1,248,595    12.26    15,303     1.70%        1.42%    30.68%
   2002............................................   785,521     9.38     7,368     1.70%        0.84%   (15.23)%
   2001............................................   319,791    11.06     3,537     1.70%        0.92%    (1.39)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VII:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                         --------- ---------- ------- ------------- ---------- ------
 Money Market Fund
   2004.......................................... 1,359,548   $10.25   $13,941     1.70%        0.96%    (0.76)%
   2003.......................................... 1,519,238    10.33    15,698     1.70%        0.82%    (0.93)%
   2002.......................................... 1,689,357    10.43    17,620     1.70%        1.49%    (0.25)%
   2001..........................................   671,871    10.46     7,028     1.70%        3.77%     2.19%
 Premier Growth Equity Fund
   2004.......................................... 1,196,020     8.73    10,445     1.70%        0.61%     5.21%
   2003.......................................... 1,138,946     8.30     9,454     1.70%        0.21%    26.73%
   2002..........................................   454,718     6.55     2,978     1.70%        0.05%   (22.36)%
   2001..........................................   203,781     8.44     1,720     1.70%        0.11%   (10.69)%
 Real Estate Securities Fund
   2004..........................................   282,415    16.23     4,583     1.70%        6.13%    30.12%
   2003..........................................    75,216    12.47       938     1.70%        3.71%    24.71%
 S&P 500(R) Index Fund
   2004.......................................... 3,703,435     8.14    30,148     1.70%        1.59%     8.58%
   2003.......................................... 3,607,380     7.50    27,045     1.70%        1.39%    26.10%
   2002.......................................... 2,153,221     5.95    12,812     1.70%        1.19%   (23.69)%
   2001.......................................... 1,104,277     7.79     8,602     1.70%        0.99%   (13.77)%
 Small-Cap Value Equity Fund
   2004..........................................   983,471    14.35    14,116     1.70%        6.53%    13.19%
   2003..........................................   917,681    12.68    11,636     1.70%        0.08%    22.01%
   2002..........................................   528,246    10.39     5,488     1.70%        0.31%   (15.32)%
   2001..........................................   181,000    12.27     2,221     1.70%        1.00%     8.09%
 Total Return Fund
   2004.......................................... 2,389,192    12.14    29,010     1.70%        1.85%     6.35%
   2003..........................................   492,594    11.42     5,624     1.70%        1.69%    14.17%
 U.S. Equity Fund
   2004.......................................... 1,249,399     9.05    11,302     1.70%        1.30%     6.33%
   2003.......................................... 1,186,382     8.51    10,093     1.70%        1.00%    21.18%
   2002..........................................   791,025     7.02     5,553     1.70%        0.92%   (20.64)%
   2001..........................................   374,328     8.85     3,313     1.70%        0.78%   (10.04)%
 Value Equity Fund
   2004..........................................   683,944     9.47     6,479     1.70%        1.28%     7.71%
   2003..........................................   629,017     8.79     5,532     1.70%        1.55%    21.95%
   2002..........................................   400,281     7.21     2,886     1.70%        1.11%   (18.97)%
   2001..........................................   172,412     8.90     1,534     1.70%        1.35%   (10.31)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................    40,148    13.42       539     1.70%        0.00%     6.94%
   2003..........................................    17,895    12.55       225     1.70%        0.00%    25.53%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 2,632,474     9.81    25,817     1.70%        2.25%     6.45%
   2003.......................................... 2,748,253     9.21    25,319     1.70%        1.95%    11.79%
   2002.......................................... 1,917,665     8.24    15,802     1.70%        2.24%    (8.26)%
   2001..........................................   972,626     8.98     8,734     1.70%        1.81%    (6.53)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                             Net Assets     Expenses as a Investment
                                                          ----------------- % of Average    Income    Total
Type VII:                                          Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                         ------- ---------- ------ ------------- ---------- ------
 Capital Appreciation Portfolio -- Service Shares
   2004.......................................... 500,456   $ 7.34   $3,675     1.70%        0.03%    15.96%
   2003.......................................... 537,768     6.33    3,405     1.70%        0.24%    18.19%
   2002.......................................... 425,478     5.36    2,281     1.70%        0.31%   (17.36)%
   2001.......................................... 362,926     6.48    2,352     1.70%        0.31%   (23.17)%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................  95,439     8.45      807     1.70%        0.00%    12.28%
   2003.......................................... 100,391     7.53      756     1.70%        0.00%    24.05%
   2002.......................................... 101,020     6.07      613     1.70%        0.00%   (30.75)%
   2001.......................................... 103,526     8.76      907     1.70%        0.00%   (18.18)%
 Global Technology Portfolio -- Service Shares
   2004.......................................... 256,228     3.39      868     1.70%        0.00%    (1.14)%
   2003.......................................... 467,996     3.43    1,604     1.70%        0.00%    43.99%
   2002.......................................... 318,267     2.38      757     1.70%        0.00%   (41.94)%
   2001.......................................... 185,853     4.10      762     1.70%        0.00%   (38.39)%
 Growth Portfolio -- Service Shares
   2004.......................................... 487,411     5.86    2,854     1.70%        0.00%     2.43%
   2003.......................................... 585,098     5.72    3,345     1.70%        0.00%    29.26%
   2002.......................................... 609,116     4.42    2,692     1.70%        0.00%   (27.97)%
   2001.......................................... 521,222     6.14    3,200     1.70%        0.00%   (26.19)%
 International Growth Portfolio -- Service Shares
   2004.......................................... 544,891     6.86    3,736     1.70%        0.86%    16.67%
   2003.......................................... 593,422     5.88    3,487     1.70%        1.16%    32.25%
   2002.......................................... 447,171     4.44    1,985     1.70%        0.90%   (27.02)%
   2001.......................................... 264,963     6.09    1,614     1.70%        0.35%   (24.74)%
 Mid Cap Growth Portfolio -- Service Shares
   2004.......................................... 484,273     4.37    2,118     1.70%        0.00%    18.43%
   2003.......................................... 488,442     3.69    1,804     1.70%        0.00%    32.48%
   2002.......................................... 458,916     2.79    1,280     1.70%        0.00%   (29.34)%
   2001.......................................... 386,562     3.95    1,527     1.70%        0.00%   (40.63)%
 Worldwide Growth Portfolio -- Service Shares
   2004.......................................... 658,083     5.67    3,731     1.70%        0.87%     2.75%
   2003.......................................... 831,929     5.52    4,590     1.70%        0.83%    21.58%
   2002.......................................... 844,883     4.54    3,836     1.70%        0.61%   (26.97)%
   2001.......................................... 629,158     6.21    3,907     1.70%        0.12%   (23.94)%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund --
   Class III Shares
   2004..........................................  69,705    10.86      757     1.70%        2.26%     8.60%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................   9,908    10.85      107     1.70%        0.17%     8.46%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................  21,959    11.20      246     1.70%       19.09%    11.98%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VII:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                              ------- ---------- ------ ------------- ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004............................................... 595,693   $ 6.09   $3,626     1.70%        0.00%     7.13%
   2003............................................... 736,265     5.68    4,184     1.70%        0.00%    20.52%
   2002............................................... 576,645     4.71    2,716     1.70%        0.00%   (28.95)%
   2001............................................... 331,541     6.64    2,201     1.70%        0.05%   (26.12)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004............................................... 519,243     8.22    4,270     1.70%        0.44%     9.24%
   2003............................................... 492,435     7.53    3,707     1.70%        0.44%    19.77%
   2002............................................... 376,910     6.29    2,371     1.70%        0.44%   (22.50)%
   2001............................................... 241,953     8.11    1,962     1.70%        0.21%   (17.54)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004............................................... 563,369     7.66    4,317     1.70%        0.00%     4.40%
   2003............................................... 781,828     7.34    5,739     1.70%        0.00%    31.16%
   2002............................................... 411,289     5.60    2,303     1.70%        0.00%   (32.96)%
   2001............................................... 155,938     8.35    1,302     1.70%        0.00%    (6.88)%
 MFS(R) Utilities Series -- Service Class Shares
   2004............................................... 758,073     9.78    7,417     1.70%        1.26%    27.64%
   2003............................................... 730,480     7.66    5,599     1.70%        2.09%    33.27%
   2002............................................... 501,656     5.75    2,885     1.70%        2.45%   (24.21)%
   2001............................................... 303,903     7.59    2,307     1.70%        1.81%   (25.74)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004............................................... 459,409    13.71    6,300     1.70%        0.00%    11.11%
   2003............................................... 290,217    12.34    3,582     1.70%        0.00%    23.41%
 Nations Marsico International Opportunities Portfolio
   2004............................................... 311,963    15.32    4,780     1.70%        0.53%    14.61%
   2003............................................... 115,018    13.37    1,538     1.70%        0.01%    33.68%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...............................................  32,334    14.02      453     1.70%        0.00%    17.40%
   2003...............................................  17,789    11.94      212     1.70%        0.00%    23.34%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  92,893    10.93    1,015     1.70%        0.00%     9.31%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004............................................... 153,599    13.04    2,003     1.70%        0.20%     4.80%
   2003...............................................  56,951    12.44      709     1.70%        0.00%    28.47%
   2002...............................................     100     9.69        1     1.70%        0.00%    (3.13)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VII:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................. 1,576,650   $10.17   $16,027     1.70%        1.10%    16.86%
   2003............................................. 1,142,590     8.70     9,939     1.70%        0.56%    40.43%
   2002.............................................   691,046     6.19     4,278     1.70%        0.39%   (23.69)%
   2001.............................................   276,877     8.12     2,248     1.70%        0.19%   (13.68)%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004............................................. 1,334,756     8.45    11,274     1.70%        0.69%     7.29%
   2003............................................. 1,385,950     7.87    10,911     1.70%        0.77%    24.29%
   2002............................................. 1,005,473     6.33     6,365     1.70%        0.57%   (20.41)%
   2001.............................................   473,200     7.95     3,762     1.70%        0.20%   (11.81)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.............................................   299,183    15.61     4,670     1.70%        0.00%    17.15%
   2003.............................................   120,040    13.32     1,599     1.70%        0.00%    41.79%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004.............................................   131,657    12.18     1,604     1.70%        3.12%     3.77%
   2003.............................................   154,491    11.74     1,813     1.70%        2.67%     0.52%
   2002.............................................    82,184    11.68       960     1.70%        3.57%     6.35%
   2001.............................................    16,136    10.98       177     1.70%        4.24%     5.76%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................. 1,529,658    12.60    19,276     1.70%        6.62%     7.68%
   2003............................................. 1,522,099    11.70    17,813     1.70%        7.39%    20.76%
   2002.............................................   541,743     9.69     5,249     1.70%        8.21%    (2.87)%
   2001.............................................   207,597     9.98     2,072     1.70%        8.36%     0.60%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................. 1,080,903    14.41    15,577     1.70%        4.15%     5.74%
   2003............................................. 1,205,322    13.63    16,428     1.70%        3.05%     2.13%
   2002............................................. 1,088,846    13.35    14,536     1.70%        7.19%    15.58%
   2001.............................................   386,285    11.55     4,462     1.70%        4.95%     4.05%
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................. 4,038,116    12.85    51,888     1.70%        2.55%     3.11%
   2003............................................. 4,353,956    12.46    54,261     1.70%        2.87%     3.25%
   2002............................................. 2,751,630    12.07    33,212     1.70%        4.44%     7.22%
   2001.............................................   810,937    11.26     9,131     1.70%        4.69%     6.52%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004.............................................     4,228    13.00        55     1.70%        0.06%     7.36%
   2003.............................................     1,832    12.11        22     1.70%        0.00%    21.08%
 Jennison 20/20 Focus Portfolio -- Class II
   2004.............................................     6,289    13.97        88     1.70%        0.00%    13.42%
   2003.............................................     2,027    12.31        25     1.70%        0.00%    23.14%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets      Expenses as a Investment
                                                            ------------------- % of Average    Income    Total
Type VII:                                          Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                        ---------- ---------- -------- ------------- ---------- ------
Rydex Variable Trust:
 OTC Fund
   2004.........................................    524,995   $ 3.58   $  1,880     1.70%        0.00%     7.49%
   2003.........................................    825,009     3.33      2,748     1.70%        0.00%    42.95%
   2002.........................................    329,408     2.33        768     1.70%        0.00%   (39.89)%
   2001.........................................    239,875     3.88        931     1.70%        0.00%   (36.29)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund --
   Class II
   2004.........................................    216,563    13.72      2,971     1.70%        0.22%     6.24%
   2003.........................................    112,510    12.91      1,453     1.70%        0.00%    29.12%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004.........................................  1,231,035    11.92     14,676     1.70%        0.64%    15.43%
   2003.........................................    667,800    10.33      6,897     1.70%        0.38%    28.55%
   2002.........................................    130,719     8.03      1,050     1.70%        0.00%   (20.81)%
 Emerging Growth Portfolio -- Class II Shares
   2004.........................................    179,786     9.51      1,710     1.70%        0.00%     4.96%
   2003.........................................    162,892     9.06      1,476     1.70%        0.00%    24.88%
   2002.........................................     28,218     7.25        205     1.70%        0.00%   (33.80)%

Type VIII:
----------
GE Investments Funds, Inc.:
 Total Return Fund
   2004......................................... 11,448,155    11.62    133,002     1.50%        1.85%     6.57%
   2003.........................................  4,540,351    10.90     49,490     1.50%        1.69%    18.48%
   2002.........................................    616,931     9.20      5,676     1.50%        2.28%    (8.01)%

Type IX:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004.........................................    583,088    14.10      8,221     1.45%        0.00%     9.23%
   2003.........................................    197,609    12.91      2,551     1.45%        0.00%    29.08%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004.........................................    123,237    12.90      1,589     1.45%        0.00%     5.08%
   2003.........................................     56,467    12.27        693     1.45%        0.00%    22.74%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004.........................................      4,910    10.63         52     1.45%        0.62%     6.29%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004.........................................     65,462    12.29        805     1.45%        0.44%     4.24%
   2003.........................................     38,071    11.79        449     1.45%        0.31%    17.91%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type IX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 1,164,217   $13.48   $15,695     1.45%        0.74%    9.61%
   2003...............................................   564,218    12.30     6,940     1.45%        0.82%   22.99%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................    11,495    10.54       121     1.45%        0.00%    5.40%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................   155,295    12.28     1,907     1.45%        0.00%    6.77%
   2003...............................................    73,654    11.50       847     1.45%        0.00%   14.99%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   130,615    13.65     1,783     1.45%        0.00%    3.56%
   2003...............................................    72,698    13.18       958     1.45%        0.00%   31.83%
American Century Variable Portfolios, Inc.
 VP Ultra Fund -- Class I
   2004...............................................       106    12.88         1     1.45%        0.00%    9.07%
 VP Value Fund -- Class I
   2004...............................................     1,208    14.00        17     1.45%        0.00%   12.68%
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2004...............................................        98    14.24         1     1.45%        0.39%   12.82%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................... 1,074,991    10.27    11,045     1.45%        2.99%    1.34%
   2003...............................................   352,412    10.14     3,573     1.45%        2.23%    1.39%
 VT Worldwide Health Sciences Fund
   2004...............................................   219,226    12.47     2,733     1.45%        0.00%    4.70%
   2003...............................................   126,289    11.91     1,504     1.45%        0.00%   19.06%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004...............................................   428,789    11.93     5,117     1.45%        6.83%    8.56%
   2003...............................................   171,365    10.99     1,884     1.45%        6.21%    9.92%
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................   766,068    15.02    11,506     1.45%        0.00%   12.82%
   2003...............................................   256,511    13.31     3,415     1.45%        0.00%   33.13%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................    70,664    10.36       732     1.45%        0.00%    3.63%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 1,335,660    14.07    18,789     1.45%        0.19%   13.49%
   2003...............................................   413,897    12.40     5,130     1.45%        0.25%   23.95%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income   Total
Type IX:                                               Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004.............................................    35,327   $11.82   $   418     1.45%        0.00%   (0.19)%
   2003.............................................    10,231    11.84       121     1.45%        0.00%   18.43%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................. 1,271,270    13.79    17,535     1.45%        1.35%    9.62%
   2003.............................................   570,477    12.58     7,178     1.45%        1.40%   25.83%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................   364,733    11.91     4,344     1.45%        0.74%    3.99%
   2003.............................................   163,238    11.45     1,869     1.45%        0.90%   14.51%
 VIP Growth Portfolio -- Service Class 2
   2004.............................................   560,577    12.66     7,094     1.45%        0.13%    1.63%
   2003.............................................   357,532    12.45     4,452     1.45%        0.10%   24.53%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................. 1,213,459    17.11    20,767     1.45%        0.00%   22.85%
   2003.............................................   573,236    13.93     7,985     1.45%        0.21%   39.31%
 VIP Value Strategies Portfolio -- Service Class 2
   2004.............................................    58,889    11.27       664     1.45%        0.00%   12.74%
Franklin Templeton Variable Insurance Products Trust
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares
   2004.............................................        97    12.79         1     1.45%        0.55%    6.37%
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2004.............................................       381    15.33         6     1.45%        1.16%   16.81%
GE Investments Funds, Inc.:
 Income Fund
   2004.............................................   886,615    10.23     9,067     1.45%        4.53%    1.92%
   2003.............................................   401,810    10.03     4,032     1.45%        3.51%    0.34%
 Mid-Cap Equity Fund
   2004.............................................   700,830    14.75    10,340     1.45%        1.04%   14.34%
   2003.............................................   338,175    12.90     4,363     1.45%        1.42%   29.03%
 Money Market Fund
   2004............................................. 1,387,666     9.90    13,734     1.45%        0.96%   (0.51)%
   2003.............................................   635,992     9.95     6,327     1.45%        0.82%   (0.52)%
 Premier Growth Equity Fund
   2004............................................. 1,040,075    12.77    13,285     1.45%        0.61%    5.48%
   2003.............................................   515,742    12.11     6,245     1.45%        0.21%   21.09%
 Real Estate Securities Fund
   2004.............................................   521,727    16.30     8,502     1.45%        6.13%   30.45%
   2003.............................................   194,020    12.49     2,424     1.45%        3.71%   24.92%
 S&P 500(R) Index Fund
   2004............................................. 1,881,365    13.22    24,864     1.45%        1.59%    8.86%
   2003.............................................   873,981    12.14    10,610     1.45%        1.39%   21.40%
 Small-Cap Value Equity Fund
   2004.............................................   689,460    14.56    10,037     1.45%        6.53%   13.48%
   2003.............................................   333,700    12.83     4,281     1.45%        0.08%   28.28%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income   Total
Type IX:                                            Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Total Return Fund
   2004.......................................... 5,993,939   $12.19   $73,088     1.45%        1.85%    6.62%
   2003.......................................... 1,658,489    11.44    18,967     1.45%        1.69%   14.37%
 U.S. Equity Fund
   2004..........................................   544,736    12.52     6,821     1.45%        1.30%    6.60%
   2003..........................................   246,040    11.75     2,890     1.45%        1.00%   17.47%
 Value Equity Fund
   2004..........................................   315,289    12.81     4,040     1.45%        1.28%    7.98%
   2003..........................................   130,426    11.87     1,548     1.45%        1.55%   18.66%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   132,447    13.48     1,785     1.45%        0.00%    7.21%
   2003..........................................    42,051    12.57       529     1.45%        0.00%   25.74%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004..........................................   792,568    11.66     9,240     1.45%        2.25%    6.72%
   2003..........................................   323,459    10.92     3,533     1.45%        1.95%    9.24%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................   167,326    13.55     2,268     1.45%        0.03%   16.26%
   2003..........................................    65,234    11.66       760     1.45%        0.24%   16.56%
 International Growth Portfolio -- Service Shares
   2004..........................................   219,326    15.86     3,479     1.45%        0.86%   16.97%
   2003..........................................    84,483    13.56     1,146     1.45%        1.16%   35.60%
J.P. Morgan Series Trust II
 Bond Portfolio
   2004..........................................     1,580    10.29        16     1.45%        4.90%    2.78%
 Mid Cap Value Portfolio
   2004..........................................        62    14.69         1     1.45%        0.66%   19.30%
 Small Company Portfolio
   2004..........................................        96    16.52         2     1.45%        0.00%   25.33%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund --
   Class III Shares
   2004..........................................    66,522    10.88       724     1.45%        2.26%    8.78%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................     4,923    10.86        53     1.45%        0.17%    8.65%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................    26,783    11.22       300     1.45%       19.09%   12.17%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004..........................................   337,869    12.32     4,162     1.45%        0.00%    7.41%
   2003..........................................   164,342    11.47     1,885     1.45%        0.00%   14.69%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type IX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2004...............................................   187,963   $12.79   $ 2,404     1.45%        0.44%    9.51%
   2003...............................................    97,273    11.68     1,136     1.45%        0.44%   16.77%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004...............................................   356,422    13.33     4,751     1.45%        0.00%    4.67%
   2003...............................................   193,803    12.74     2,468     1.45%        0.00%   27.35%
 MFS(R) Total Return Series -- Service Class Shares
   2004...............................................       112    12.30         1     1.45%        1.53%   23.04%
 MFS(R) Utilities Series -- Service Class Shares
   2004...............................................   287,700    15.72     4,524     1.45%        1.26%   27.96%
   2003...............................................   125,205    12.29     1,538     1.45%        2.09%   22.88%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................   981,068    13.77    13,510     1.45%        0.00%   11.40%
   2003...............................................   346,671    12.36     4,286     1.45%        0.00%   23.62%
 Nations Marsico International Opportunities
   Portfolio
   2004...............................................   683,421    15.39    10,515     1.45%        0.53%   14.90%
   2003...............................................   155,646    13.39     2,084     1.45%        0.01%   33.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004...............................................   120,375    14.13     1,700     1.45%        0.00%   17.70%
   2003...............................................    65,369    12.00       785     1.45%        0.00%   20.02%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................   128,089    10.95     1,403     1.45%        0.00%    9.49%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004...............................................   347,394    12.93     4,493     1.45%        0.20%    5.07%
   2003...............................................   183,859    12.31     2,263     1.45%        0.00%   23.09%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004...............................................   816,503    16.57    13,527     1.45%        1.10%   17.15%
   2003...............................................   352,598    14.14     4,986     1.45%        0.56%   41.41%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004...............................................   473,776    13.01     6,163     1.45%        0.69%    7.56%
   2003...............................................   194,738    12.09     2,355     1.45%        0.77%   20.94%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................   493,066    16.10     7,939     1.45%        0.00%   17.45%
   2003...............................................   162,753    13.71     2,231     1.45%        0.00%   37.09%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 1,256,665    11.73    14,739     1.45%        6.62%    7.95%
   2003...............................................   695,216    10.86     7,553     1.45%        7.39%    8.64%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type IX:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................   475,092   $10.66   $ 5,064     1.45%        4.15%    6.01%
   2003............................................   272,805    10.06     2,743     1.45%        3.05%    0.55%
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................ 2,778,605    10.44    29,002     1.45%        2.55%    3.37%
   2003............................................ 1,323,651    10.10    13,366     1.45%        2.87%    0.98%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004............................................    52,389    14.03       735     1.45%        0.00%   13.71%
   2003............................................       547    12.34         7     1.45%        0.00%   23.35%
 Jennison Portfolio -- Class II Shares
   2004............................................    31,225    13.05       408     1.45%        0.06%    7.63%
   2003............................................    10,293    12.13       125     1.45%        0.00%   21.28%
Rydex Variable Trust:
 OTC Fund
   2004............................................   107,093    13.80     1,477     1.45%        0.00%    7.76%
   2003............................................    75,902    12.80       972     1.45%        0.00%   28.02%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004............................................   275,816    13.78     3,799     1.45%        0.22%    6.51%
   2003............................................    82,461    12.93     1,067     1.45%        0.00%   29.34%
Scudder Variable Series II
 SVS Dreman High Return Equity Portfolio --
   Class B Shares
   2004............................................       401    14.37         6     1.45%        0.00%   11.98%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004............................................ 1,199,588    14.48    17,369     1.45%        0.64%   15.73%
   2003............................................   391,710    12.51     4,901     1.45%        0.38%   25.12%
 Emerging Growth Portfolio -- Class II Shares
   2004............................................   170,730    12.46     2,127     1.45%        0.00%    5.23%
   2003............................................    95,304    11.84     1,128     1.45%        0.00%   18.41%

Type X:
-------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004............................................    48,466    10.43       506     1.85%        0.00%    4.31%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004............................................    19,798    10.08       200     1.85%        0.00%    0.81%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004............................................     2,894    10.62        31     1.85%        0.62%    6.24%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004............................................     4,408    10.10        45     1.85%        0.44%    1.00%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type X:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                ------- ---------- ------ ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................  50,807   $10.50   $  534     1.85%        0.74%    5.03%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     425    10.53        4     1.85%        0.00%    5.35%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................   1,392    10.35       14     1.85%        0.00%    3.52%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   1,660     9.90       16     1.85%        0.00%   (0.98)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................  82,722    10.07      833     1.85%        2.99%    0.70%
 VT Worldwide Health Sciences Fund
   2004...............................................  27,141     9.83      267     1.85%        0.00%   (1.72)%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004...............................................   5,105    10.60       54     1.85%        0.00%    6.00%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................  25,494    10.73      274     1.85%        6.83%    7.28%
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................  93,674    10.78    1,010     1.85%        0.00%    7.79%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  21,925    10.33      227     1.85%        0.00%    3.35%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 201,915    10.96    2,213     1.85%        0.19%    9.60%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2004...............................................   9,247     9.43       87     1.85%        0.00%   (5.74)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................  73,504    10.57      777     1.85%        1.35%    5.73%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...............................................  26,654    10.09      269     1.85%        0.74%    0.95%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................   5,755     9.59       55     1.85%        0.13%   (4.12)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................... 121,775    11.60    1,412     1.85%        0.00%   15.99%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...............................................  20,301    11.24      228     1.85%        0.00%   12.43%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................  50,938    10.04      511     1.85%        4.53%    0.38%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type X:                                                  Units   Unit Value  000s    Net Assets     Ratio    Return
-------                                                --------- ---------- ------- ------------- ---------- ------
 Mid-Cap Equity Fund
   2004...............................................    60,203   $11.05   $   665     1.85%        1.04%   10.52%
 Money Market Fund
   2004...............................................    38,012     9.92       377     1.85%        0.96%   (0.77)%
 Premier Growth Equity Fund
   2004...............................................    41,730    10.29       429     1.85%        0.61%    2.92%
 Real Estate Securities Fund
   2004...............................................    35,170    12.42       437     1.85%        6.13%   24.21%
 S&P 500(R) Index Fund
   2004...............................................    92,137    10.47       965     1.85%        1.59%    4.72%
 Small-Cap Value Equity Fund
   2004...............................................    77,097    10.79       832     1.85%        6.53%    7.93%
 Total Return Fund
   2004............................................... 2,139,933    10.37    22,199     1.85%        1.85%    3.74%
 U.S. Equity Fund
   2004...............................................    28,214    10.36       292     1.85%        1.30%    3.60%
 Value Equity Fund
   2004...............................................    37,191    10.49       390     1.85%        1.28%    4.87%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004...............................................    15,952    10.02       160     1.85%        0.00%    0.17%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................    35,046    10.44       366     1.85%        2.25%    4.42%
 Capital Appreciation Portfolio -- Service Shares
   2004...............................................       881    11.24        10     1.85%        0.03%   12.40%
 International Growth Portfolio -- Service Shares
   2004...............................................     8,860    10.97        97     1.85%        0.86%    9.75%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004...............................................    15,604    10.85       169     1.85%        2.26%    8.49%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004...............................................     2,062    10.83        22     1.85%        0.17%    8.35%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004...............................................     8,814    11.19        99     1.85%       19.09%   11.86%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004...............................................    19,506    10.28       200     1.85%        0.00%    2.77%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004...............................................     4,255    10.60        45     1.85%        0.44%    6.05%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004...............................................    19,998     9.70       194     1.85%        0.00%   (2.96)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type X:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                ------- ---------- ------ ------------- ---------- ------
 MFS(R) Utilities Series -- Service Class Shares
   2004...............................................  16,456   $12.07   $  199     1.85%        1.26%   20.65%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................  84,175    10.96      923     1.85%        0.00%    9.63%
 Nations Marsico International Opportunities Portfolio
   2004............................................... 102,549    10.73    1,100     1.85%        0.53%    7.25%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...............................................   7,188    11.21       81     1.85%        0.00%   12.05%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004............................................... 148,028    10.92    1,616     1.85%        0.00%    9.20%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004...............................................  48,453    10.17      493     1.85%        0.20%    1.72%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................... 106,323    11.07    1,177     1.85%        1.10%   10.68%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004...............................................  31,368    10.34      324     1.85%        0.69%    3.41%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................  26,875    11.03      296     1.85%        0.00%   10.32%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................  63,238    10.68      676     1.85%        6.62%    6.84%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004...............................................   5,062    10.32       52     1.85%        4.15%    3.24%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 140,811    10.18    1,433     1.85%        2.55%    1.78%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................   7,659    10.93       84     1.85%        0.00%    9.27%
 Jennison Portfolio -- Class II Shares
   2004...............................................     321    10.35        3     1.85%        0.06%    3.53%
Rydex Variable Trust:
 OTC Fund
   2004...............................................   7,821    10.52       82     1.85%        0.00%    5.16%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................  10,559    10.01      106     1.85%        0.22%    0.09%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  64,668    10.95      708     1.85%        0.64%    9.45%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   5,205    10.22       53     1.85%        0.00%    2.20%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type XI:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................    42,247   $10.76   $   455     1.85%        0.00%    7.64%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................     6,317    10.62        67     1.85%        0.62%    6.24%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................     8,908    10.66        95     1.85%        0.44%    6.57%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................    27,125    10.81       293     1.85%        0.74%    8.14%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     4,345    10.53        46     1.85%        0.00%    5.35%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................    11,112    10.91       121     1.85%        0.00%    9.15%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004...............................................    12,116    10.67       129     1.85%        6.83%    6.73%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................   214,116    10.33     2,213     1.85%        0.00%    3.35%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................    17,355    10.97       190     1.85%        1.35%    9.74%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................    16,001    10.43       167     1.85%        0.13%    4.30%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................    29,081    12.20       355     1.85%        0.00%   22.04%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................    40,814    10.23       418     1.85%        4.53%    2.30%
 Mid-Cap Equity Fund
   2004...............................................    11,252    11.46       129     1.85%        1.04%   14.58%
 Money Market Fund
   2004...............................................   102,071     9.95     1,016     1.85%        0.96%   (0.51)%
 Small-Cap Value Equity Fund
   2004...............................................     9,652    11.07       107     1.85%        6.53%   10.68%
 Total Return Fund
   2004............................................... 2,646,694    10.66    28,204     1.85%        1.85%    6.56%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004...............................................     3,798    10.58        40     1.85%        0.00%    5.79%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                 ----------------- % of Average    Income   Total
Type XI:                                                  Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                                 ------- ---------- ------ ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004................................................. 128,105   $10.76   $1,378     1.85%        2.25%    7.58%
 International Growth Portfolio -- Service Shares
   2004.................................................  21,993    11.35      250     1.85%        0.86%   13.54%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................   9,040    10.85       98     1.85%        2.26%    8.49%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................   1,334    11.19       15     1.85%       19.09%   11.86%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004.................................................   2,119    10.85       23     1.85%        0.00%    8.52%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................  13,398    10.61      142     1.85%        0.00%    6.12%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.................................................  32,887    11.25      370     1.85%        0.00%   12.55%
 Nations Marsico International Opportunities Portfolio
   2004.................................................  61,588    10.98      676     1.85%        0.53%    9.80%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................. 132,008    10.92    1,441     1.85%        0.00%    9.20%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.................................................   6,730    11.78       79     1.85%        0.00%   17.79%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004.................................................  13,214    10.81      143     1.85%        6.62%    8.08%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004.................................................   7,912    10.66       84     1.85%        4.15%    6.59%
 Total Return Portfolio -- Administrative Class Shares
   2004................................................. 102,615    10.32    1,059     1.85%        2.55%    3.18%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004.................................................     662    10.91        7     1.85%        0.06%    9.12%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004.................................................   8,999    10.65       96     1.85%        0.22%    6.46%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004.................................................  15,109    11.32      171     1.85%        0.64%   13.23%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type XII:                                                Units   Unit Value  000s    Net Assets     Ratio    Return
---------                                              --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................    10,413   $10.76   $   112     1.95%        0.00%    7.56%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................        18    10.62         1     1.95%        0.62%    6.23%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................     5,648    10.65        60     1.95%        0.44%    6.49%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................    12,931    10.81       140     1.95%        0.74%    8.07%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     4,595    10.53        48     1.95%        0.00%    5.33%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................     3,602    10.91        39     1.95%        0.00%    9.07%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004...............................................     3,057    10.67        33     1.95%        6.83%    6.65%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................    91,441    10.33       944     1.95%        0.00%    3.28%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................    15,898    10.97       174     1.95%        1.35%    9.66%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................       384    10.42         4     1.95%        0.13%    4.22%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................    16,419    12.20       200     1.95%        0.00%   21.96%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................     8,059    10.22        82     1.95%        4.53%    2.23%
 Mid-Cap Equity Fund
   2004...............................................     5,243    11.45        60     1.95%        1.04%   14.50%
 Money Market Fund
   2004...............................................    55,239     9.94       549     1.95%        0.96%   (0.58)%
 Small-Cap Value Equity Fund
   2004...............................................     3,129    11.06        35     1.95%        6.53%   10.60%
 Total Return Fund
   2004............................................... 1,783,009    10.65    18,987     1.95%        1.85%    6.49%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004...............................................    11,344    10.57       120     1.95%        0.00%    5.72%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income   Total
Type XII:                                                 Units  Unit Value 000s  Net Assets     Ratio    Return
---------                                                 ------ ---------- ---- ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.................................................. 14,502   $10.75   $156     1.95%        2.25%    7.51%
 International Growth Portfolio -- Service Shares
   2004..................................................  6,949    11.35     79     1.95%        0.86%   13.46%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004..................................................  3,813    10.84     41     1.95%        2.26%    8.41%
 Merrill Lynch Value Opportunities V.I. Fund -- Class III
   Shares
   2004..................................................  2,498    11.18     28     1.95%       19.09%   11.79%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004..................................................    627    10.84      7     1.95%        0.00%    8.44%
 MFS(R) New Discovery Series -- Service Class Shares
   2004..................................................  1,785    10.60     19     1.95%        0.00%    6.04%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.................................................. 18,129    11.25    204     1.95%        0.00%   12.47%
 Nations Marsico International Opportunities Portfolio
   2004.................................................. 39,132    10.97    429     1.95%        0.53%    9.73%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.................................................. 47,184    10.91    515     1.95%        0.00%    9.12%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004..................................................  8,840    11.77    104     1.95%        0.00%   17.71%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004.................................................. 10,569    10.80    114     1.95%        6.62%    8.00%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004..................................................  9,496    10.65    101     1.95%        4.15%    6.52%
 Total Return Portfolio -- Administrative Class Shares
   2004.................................................. 64,017    10.31    660     1.95%        2.55%    3.11%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004..................................................    836    10.90      9     1.95%        0.06%    9.05%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004..................................................  5,016    10.64     53     1.95%        0.22%    6.39%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004.................................................. 16,006    11.32    181     1.95%        0.64%   13.16%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XIII:                                             Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                             ------ ---------- ---- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004............................................... 17,323   $10.41   $180     2.10%        0.00%    4.07%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................  7,209    10.06     73     2.10%        0.00%    0.58%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................    664    10.08      7     2.10%        0.44%    0.77%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 38,378    10.48    402     2.10%        0.74%    4.80%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................  4,058    10.53     43     2.10%        0.00%    5.31%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004...............................................  7,049    10.33     73     2.10%        0.00%    3.28%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................  1,086     9.88     11     2.10%        0.00%   (1.20)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................  4,863    10.05     49     2.10%        2.99%    0.47%
 VT Worldwide Health Sciences Fund
   2004...............................................  3,786     9.81     37     2.10%        0.00%   (1.94)%
Federated Insurance Series:
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................  2,499    10.75     27     2.10%        0.00%    7.55%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  5,261    10.32     54     2.10%        0.00%    3.17%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 13,988    10.94    153     2.10%        0.19%    9.35%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................... 12,814    10.55    135     2.10%        1.35%    5.49%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...............................................    249    10.07      3     2.10%        0.74%    0.72%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................  3,921     9.57     38     2.10%        0.13%   (4.33)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................  4,543    11.57     53     2.10%        0.00%   15.73%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...............................................    455    11.22      5     2.10%        0.00%   12.24%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................  6,209    10.02     62     2.10%        4.53%    0.15%
 Mid-Cap Equity Fund
   2004...............................................  8,064    11.03     89     2.10%        1.04%   10.27%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                 ----------------- % of Average    Income   Total
Type XIII:                                                Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                               ------- ---------- ------ ------------- ---------- ------
 Money Market Fund
   2004.................................................   2,870   $ 9.90   $   28     2.10%        0.96%   (0.99)%
 Premier Growth Equity Fund
   2004.................................................  33,410    10.27      343     2.10%        0.61%    2.68%
 Real Estate Securities Fund
   2004.................................................   3,678    12.39       46     2.10%        6.13%   23.93%
 S&P 500(R) Index Fund
   2004.................................................   4,848    10.45       51     2.10%        1.59%    4.49%
 Small-Cap Value Equity Fund
   2004.................................................  12,763    10.77      137     2.10%        6.53%    7.69%
 Total Return Fund
   2004................................................. 260,913    10.35    2,701     2.10%        1.85%    3.51%
 Value Equity Fund
   2004.................................................     238    10.46        2     2.10%        1.28%    4.64%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004.................................................  12,181     9.99      122     2.10%        0.00%   (0.05)%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.................................................   3,089    10.42       32     2.10%        2.25%    4.18%
 International Growth Portfolio -- Service Shares
   2004.................................................  12,609    10.95      138     2.10%        0.86%    9.50%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................      99    10.83        1     2.10%        2.26%    8.30%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................   1,130    11.17       13     2.10%       19.09%   11.67%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Trust Series -- Service Class Shares
   2004.................................................     238    10.58        3     2.10%        0.44%    5.81%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................   3,723     9.68       36     2.10%        0.00%   (3.17)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.................................................  19,041    10.94      208     2.10%        0.00%    9.38%
 Nations Marsico International Opportunities Portfolio
   2004.................................................  10,725    10.70      115     2.10%        0.53%    7.01%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.................................................     605    10.90        7     2.10%        0.00%    9.01%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004.................................................  11,911    10.15      121     2.10%        0.20%    1.49%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004.................................................  12,740    11.04      141     2.10%        1.10%   10.43%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income   Total
Type XIII:                                                Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                                ------ ---------- ---- ------------- ---------- ------
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004..................................................  5,474   $10.32   $ 56     2.10%        0.69%    3.18%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004..................................................  4,194    11.01     46     2.10%        0.00%   10.07%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004.................................................. 14,189    10.66    151     2.10%        6.62%    6.60%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004.................................................. 26,530    10.30    273     2.10%        4.15%    3.01%
 Total Return Portfolio -- Administrative Class Shares
   2004.................................................. 31,365    10.16    319     2.10%        2.55%    1.55%
Rydex Variable Trust:
 OTC Fund
   2004..................................................  7,752    10.49     81     2.10%        0.00%    4.93%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004..................................................  1,209     9.99     12     2.10%        0.22%   (0.13)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004..................................................  2,983    10.92     33     2.10%        0.64%    9.21%
 Emerging Growth Portfolio -- Class II Shares
   2004..................................................  3,451    10.20     35     2.10%        0.00%    1.97%

Type XIV:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004..................................................    654    10.75      7     2.10%        0.00%    7.45%
 AIM V.I. International Growth Fund -- Series II shares
   2004..................................................    436    10.62      5     2.10%        0.62%    6.21%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004..................................................    287    10.64      3     2.10%        0.44%    6.38%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2004..................................................  7,844    10.80     85     2.10%        0.74%    7.96%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004..................................................    298    10.90      3     2.10%        0.00%    8.96%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004..................................................     79    10.65      1     2.10%        6.83%    6.54%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004.................................................. 28,249    10.32    291     2.10%        0.00%    3.17%
 VIP Equity-Income Portfolio -- Service Class 2
   2004..................................................    556    10.95      6     2.10%        1.35%    9.55%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XIV:                                               Units  Unit Value  000s   Net Assets     Ratio    Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 VIP Growth Portfolio -- Service Class 2
   2004...............................................   4,967   $10.41   $   52     2.10%        0.13%    4.12%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................   7,762    12.18       95     2.10%        0.00%   21.83%
GE Investments Funds, Inc.:
 Mid-Cap Equity Fund
   2004...............................................   2,391    11.44       27     2.10%        1.04%   14.39%
 Money Market Fund
   2004...............................................  30,852     9.93      306     2.10%        0.96%   (0.68)%
 Small-Cap Value Equity Fund
   2004...............................................   1,690    11.05       19     2.10%        6.53%   10.49%
 Total Return Fund
   2004............................................... 924,096    10.64    9,831     2.10%        1.85%    6.38%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004...............................................     476    10.56        5     2.10%        0.00%    5.61%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................  20,112    10.74      216     2.10%        2.25%    7.40%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................   1,128    10.59       12     2.10%        0.00%    5.93%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................  12,403    11.24      139     2.10%        0.00%   12.36%
 Nations Marsico International Opportunities Portfolio
   2004...............................................  23,413    10.96      257     2.10%        0.53%    9.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  29,108    10.90      317     2.10%        0.00%    9.01%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................   4,778    11.76       56     2.10%        0.00%   17.59%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................   6,209    10.79       67     2.10%        6.62%    7.89%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004...............................................   5,215    10.64       55     2.10%        4.15%    6.41%
 Total Return Portfolio -- Administrative Class Shares
   2004...............................................  32,298    10.30      333     2.10%        2.55%    3.00%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004...............................................     376    10.89        4     2.10%        0.06%    8.94%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  20,331    11.30      230     2.10%        0.64%   13.04%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                 ----------------- % of Average    Income   Total
Type XV:                                                  Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                                 ------- ---------- ------ ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004.................................................  11,143   $10.74   $  120     2.20%        0.00%    7.38%
 AIM V.I. International Growth Fund -- Series II shares
   2004.................................................   3,295    10.62       35     2.20%        0.62%    6.19%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004.................................................   4,874    10.79       53     2.20%        0.74%    7.88%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004.................................................   2,543    10.65       27     2.20%        6.83%    6.47%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004.................................................  35,661    10.31      368     2.20%        0.00%    3.10%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.................................................   8,643    10.95       95     2.20%        1.35%    9.47%
 VIP Growth Portfolio -- Service Class 2
   2004.................................................   3,892    10.40       40     2.20%        0.13%    4.05%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.................................................   8,856    12.17      108     2.20%        0.00%   21.75%
GE Investments Funds, Inc.:
 Income Fund
   2004.................................................     484    10.21        5     2.20%        4.53%    2.05%
 Mid-Cap Equity Fund
   2004.................................................   3,551    11.43       41     2.20%        1.04%   14.31%
 Money Market Fund
   2004.................................................  31,741     9.93      315     2.20%        0.96%   (0.74)%
 Small-Cap Value Equity Fund
   2004.................................................   2,399    11.04       26     2.20%        6.53%   10.41%
 Total Return Fund
   2004................................................. 493,492    10.63    5,246     2.20%        1.85%    6.31%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004.................................................   6,108    10.55       64     2.20%        0.00%    5.54%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.................................................  61,409    10.73      659     2.20%        2.25%    7.32%
 International Growth Portfolio -- Service Shares
   2004.................................................   7,684    11.33       87     2.20%        0.86%   13.27%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................   1,423    10.82       15     2.20%        2.26%    8.23%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................     541    11.16        6     2.20%       19.09%   11.59%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets    Expenses as a Investment
                                                               --------------- % of Average    Income   Total
Type XV:                                                Units  Unit Value 000s  Net Assets     Ratio    Return
--------                                                ------ ---------- ---- ------------- ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004................................................  3,402   $10.59   $ 36     2.20%        0.00%    5.86%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................ 10,915    11.23    123     2.20%        0.00%   12.28%
 Nations Marsico International Opportunities Portfolio
   2004................................................ 18,027    10.95    197     2.20%        0.53%    9.54%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................ 54,629    10.89    595     2.20%        0.00%    8.94%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004................................................  3,172    11.75     37     2.20%        0.00%   17.51%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004................................................  5,298    10.78     57     2.20%        6.62%    7.82%
 Total Return Portfolio -- Administrative Class Shares
   2004................................................ 46,520    10.29    479     2.20%        2.55%    2.93%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004................................................  2,403    10.89     26     2.20%        0.06%    8.86%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004................................................  4,173    10.62     44     2.20%        0.22%    6.20%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004................................................  6,642    11.30     75     2.20%        0.64%   12.96%

Type XVI:
---------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004................................................ 14,516    10.06    146     2.00%        2.99%    0.56%
GE Investments Funds, Inc.:
 Total Return Fund
   2004................................................ 12,068    10.36    125     2.00%        1.85%    3.60%

Type XVII:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004................................................  3,427    10.75     37     2.00%        0.00%    7.53%
 AIM V.I. International Growth Fund -- Series II shares
   2004................................................  2,816    10.62     30     2.00%        0.62%    6.22%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004................................................    289    10.65      3     2.00%        0.44%    6.46%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XVII:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                             ------- ---------- ------ ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................     214   $10.80   $    2     2.00%        0.74%    8.03%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     149    10.53        2     2.00%        0.00%    5.33%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004...............................................     281    10.90        3     2.00%        0.00%    9.04%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................      95    10.66        1     2.00%        6.83%    6.62%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  27,580    10.32      285     2.00%        0.00%    3.24%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................   3,369    10.96       37     2.00%        1.35%    9.62%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................   4,179    10.42       44     2.00%        0.13%    4.19%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................   2,395    12.19       29     2.00%        0.00%   21.91%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................   8,121    10.22       83     2.00%        4.53%    2.19%
 Money Market Fund
   2004...............................................   6,208     9.94       62     2.00%        0.96%   (0.61)%
 Total Return Fund
   2004............................................... 118,802    10.65    1,265     2.00%        1.85%    6.45%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................   1,848    10.75       20     2.00%        2.25%    7.47%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................     121    10.60        1     2.00%        0.00%    6.01%
Nations Separate Account Trust:
 Nations Marsico International Opportunities Portfolio
   2004...............................................   2,863    10.97       31     2.00%        0.53%    9.69%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  26,364    10.91      288     2.00%        0.00%    9.09%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................   1,653    11.77       19     2.00%        0.00%   17.67%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................   1,433    10.80       15     2.00%        6.62%    7.97%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XVII:                                             Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                             ------ ---------- ---- ------------- ---------- ------
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004...............................................    239   $10.65   $  3     2.00%        4.15%    6.49%
 Total Return Portfolio -- Administrative Class Shares
   2004...............................................    883    10.31      9     2.00%        2.55%    3.07%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................    241    10.63      3     2.00%        0.22%    6.35%

Type XVIII:
-----------
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  3,795    10.32     39     2.10%        0.00%    3.17%
GE Investments Funds, Inc.:
 Total Return Fund
   2004............................................... 54,290    10.64    578     2.10%        1.85%    6.38%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................  3,651    10.74     39     2.10%        2.25%    7.40%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  3,610    10.90     39     2.10%        0.00%    9.01%

                          PART C:  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) Financial Statements

(b) Exhibits


(1)(a)      Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of the Variable Account. Previously filed on May 1, 1998 with Post-Effective
            Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

(1)(a)(i)   Resolution of Board of Directors of GE Life and Annuity Assurance Company authorizing the change in name of Life of Virginia Separate Account 4 to GE Life and Annuity Separate
            Account 4. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to
            Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(1)(b)      Resolution of Board of Directors of GE Life and Annuity Assurance Company authorizing the establishment of an additional investment subaccount of the Variable Account, investing in shares of GE Total Return Fund of GE Investments Funds, Inc. Previously filed on October 31,
            2001 with initial filing to Form S-6 for GE Life & Annuity Separate Account II,
            Registration No. 333-72572.

(2)         Not applicable.

(3)(a)      Underwriting Agreement dated December 1, 2001 between GE Life and Annuity Assurance
            Company and Capital Brokerage Corporation. Previously filed on December 13, 2001 with Pre-
            Effective No. 1 to Form S-1 for GE Life and Annuity Assurance Company, Registration
            No. 333-69620.

(3)(b)      Dealer Sales Agreement. Previously filed on December 13, 2001 with Pre-Effective No. 1 to
            Form S-1 for GE Life and Annuity Assurance Company, Registration No. 333-69620.

(4)(a)(i)   Contract Form P1161 3/01. Previously filed on January 15, 2002 with Pre-Effective Amendment
            No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-67904.

(4)(b)(i)   Waiver of Scheduled Purchase Payments Upon Disability Rider P5163 3/01. Previously filed on
            January 15, 2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-67904.

(4)(a)(ii)  Waiver of Scheduled Purchase Payments Upon Unemployment Rider P5164 3/01. Previously
            filed on January 15, 2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-67904.

(4)(b)(iii) Waiver of Scheduled Purchase Payments Joint Annuity Life Rider P5165 3/01. Previously filed on January 15, 2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-67904.

(4)(b)(iv)  Guaranteed Minimum Income Payment Endorsement P5168 3/01. Previously filed on
            January 15, 2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-67904.

(4)(b)(v)   Joint Annuitant Endorsement P5219 1/03. Previously filed on February 18, 2003 with Post-
            Effective Amendment No. 2 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-67904.


(4)(b)(vi)  Funding Annuity Endorsement P5230 1/03. Previously filed on February 18, 2003 with Post-
            Effective Amendment No. 2 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-67904.

(5)         Variable Annuity Application Form 18087 8/2001. Previously filed on January 16, 2002 with Pre-
            Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-67904.

(5)(a)      Form of Additional Payment Allocation Request. Previously filed on January 16, 2002 with Pre-
            Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-67904.

(5)(b)      Variable Annuity Application -- Additional Riders Form 18087RDR 8/2001. Previously filed on
            January 16, 2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-67904.

(6)(a)      Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company.
            Previously filed on September 1, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE
            Life & Annuity Separate Account 4, Registration No. 333-31172.

(6)(b)      Amended and Restated By-laws of GE Life and Annuity Assurance Company dated May 1, 2000.
            Previously filed on September 1, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE
            Life & Annuity Separate Account 4, Registration No. 333-31172.

(7)         Reinsurance Agreement. Previously filed on April 17, 2003 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-67904.

(8)(a)(i)   Participation Agreement between GE Investments Funds, Inc. and The Life Insurance Company of
            Virginia. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to
            Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(a)(ii)  Amendment to Participation Agreement between GE Investments Funds, Inc. and GE Life and
            Annuity Assurance Company. Previously filed on April 30, 1999 with Pre-Effective Amendment
            No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(a)(iii) Amendment to Participation Agreement between GE Investments Funds, Inc., and GE Life and
            Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment
            No. 1 to Form N-4 for GE Life and Annuity Separate Account 4, Registration No. 333-31172.

(9)         Opinion and Consent of Counsel. Filed herewith.

(10)        Other Opinions. Filed herewith.

(11)        Not applicable.

(12)        Not applicable.

(13)        Schedule Showing Computation for Performance Data. Previously filed on April 22, 2002 with
            Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-67902.

Item 25.  Directors and Officers of GE Life and Annuity Assurance Company


Paul A. Haley............ Director, Senior Vice President and Chief Actuary

Robert T. Methven........ Director

Daniel C. Munson......... Director and Vice President

Leon E. Roday(3)......... Director and Senior Vice President

Pamela S. Schutz......... Chairperson of the Board, President and Chief Executive Officer

Geoffrey S. Stiff........ Director and Senior Vice President

Thomas M. Stinson(2)..... Director and Senior Vice President

Brian W. Haynes.......... Director and Senior Vice President

John G. Apostle II....... Senior Vice President and Chief Compliance Officer

Thomas E. Duffy.......... Senior Vice President, General Counsel and Secretary

J. Kevin Helmintoller.... Senior Vice President and Chief Financial Officer

William R. Wright, Jr.(4) Senior Vice President and Chief Investment Officer

Heather C. Harker........ Vice President and Associate General Counsel

John E. Karaffa.......... Vice President and Controller

Gary T. Prizzia(1)....... Treasurer


The principal business address for those listed above is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.


(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.


(2) The principal business address is Genworth Financial, Inc., 6630 W. Broad Street, Richmond, Virginia 23230.


(3) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.


(4) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                                  [FLOW CHART]

*General Electric Company



A provider of products including major appliances; lighting products; industrial automation products; medical diagnostic imaging systems; bioscience assays and separation technology products; electrical distribution and control equipment; locomotives; power generation and delivery products; nuclear power support services and fuel assemblies; commercial and military aircraft jet engines; chemicals and equipment for treatment of water and process systems; security equipment and systems; and engineered materials, such as plastics and silicones.



In addition, General Electric Company provides services including product services; electrical product supply houses; electrical apparatus installation, engineering, and repair and rebuilding services. Through our affiliate, NBC Universal, Inc., we produce and deliver network television services, operate television stations, produce and distribute motion pictures, operate cable/satellite networks, operate theme parks, and program activities in multimedia and the Internet. Through another affiliate, General Electric Capital Services, Inc., we offer a broad array of financial and other services including consumer financing, commercial and industrial financing, real estate financing, asset management and leasing, mortgage services, consumer savings and insurance services, and specialty insurance and reinsurance.


Item 27.  Number of Contractowners


As of April 14, 2005 there were 8,085 owners of Qualified Contracts and 4,906 owners of Non-Qualified Contracts.


Item 28.  Indemnification

Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Article V of the Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company further provides that:

   (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

   (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

   (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

   (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

   (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

   (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

   (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                     * * *

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter


(a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Life & Annuity Separate Account II and GE Life & Annuity Separate Account 4.


(b) Management


        Name                  Address            Positions and Offices with Underwriter
        ----                  -------            --------------------------------------
James J. Buddle...... 6620 W. Broad St.        Director
                      Richmond, VA 23230
Robert T. Methven.... 6610 W. Broad St.        Director, President and Chief Executive
                      Richmond, VA 23230       Officer
Geoffrey S. Stiff.... 6610 W. Broad St.        Director and Senior Vice President
                      Richmond, VA 23230
Richard P. McKenney.. 6620 W. Broad St.        Senior Vice President
                      Richmond, VA 23230
Edward J. Wiles, Jr.. 3001 Summer St.,         Senior Vice President and Chief Compliance
                      2nd Floor                Officer
                      Stamford, CT 06905
Ward E. Bobitz....... 6620 W. Broad Street     Vice President and Assistant Secretary
                      Richmond, VA 23230
Brenda A. Daglish.... 6604 West Broad St.      Vice President and Assistant Treasurer
                      Richmond, VA 23230
William E. Daner, Jr. 6610 W. Broad St.        Vice President, Counsel and Secretary
                      Richmond, VA 23230
Melissa K. Gray...... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230
J. Kevin Helmintoller 6610 W. Broad Street     Vice President and Chief Financial Officer
                      Richmond, Virginia 23230
James H. Reinhart.... 6610 W. Broad St.        Vice President
                      Richmond, VA 23230
John E. Karaffa...... 6610 W. Broad St.        Vice President, Controller and Financial &
                      Richmond, VA 23230       Operations Principal
James J. Kuncl....... 200 N. Martingale Rd.    Vice President
                      Schaumburg, IL 60173
Jamie S. Miller...... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230
Gary T. Prizzia...... 6620 W. Broad Street     Treasurer
                      Richmond, VA 23230
Russell S. Rubino.... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230

(c)



                                    (2)
                              Net Underwriting       (3)           (4)
             (1)               Discounts and   Compensation on  Brokerage      (5)
Name of Principal Underwriter   Commissions      Redemption    Commissions Compensation
----------------------------- ---------------- --------------- ----------- -------------
Capital Brokerage Corporation  Not Applicable  Not Applicable     12.0%    $83.3 million




Item 30.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life and Annuity Assurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services


Not Applicable.


Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life & Annuity at the address or phone number listed in the prospectus.


  STATEMENT PURSUANT TO RULE 26(f) OF THE INVESTMENT COMPANY ACT OF 1940



GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.


  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

GE Life and Annuity Assurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, GE Life and Annuity Assurance Company and the GE Life & Annuity Separate Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

GE Life and Annuity Assurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of April, 2005.


                                                  GE Life & Annuity Separate
                                                  Account 4
                                                  -----------------------------
                                                  (Registrant)

                                              By: /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                  Geoffrey S. Stiff
                                                  Senior Vice President
                                                  GE Life and Annuity Assurance
                                                    Company

                                                  GE Life and Annuity Assurance
                                                  Company
                                                  -----------------------------
                                                  (Depositor)

                                              By: /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                  Geoffrey S. Stiff
                                                  Senior Vice President
                                                  GE Life and Annuity Assurance
                                                    Company

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


            Name                           Title                   Date
            ----                           -----                   ----

              *                Chairperson of the Board,      April 26, 2005
-----------------------------    President and Chief
      Pamela S. Schutz           Executive Officer

              *                Director, Senior Vice          April 26, 2005
-----------------------------    President and Chief Actuary
        Paul A. Haley

              *                Director and Senior Vice       April 26, 2005
-----------------------------    President
        Leon E. Roday

   /s/  GEOFFREY S. STIFF      Director and Senior Vice       April 26, 2005
-----------------------------    President
      Geoffrey S. Stiff

              *                Director and Senior Vice       April 26, 2005
-----------------------------    President
      Thomas M. Stinson

              *                Senior Vice President,         April 26, 2005
-----------------------------    General Counsel and
       Thomas E. Duffy           Secretary

              *                Senior Vice President and      April 26, 2005
-----------------------------    Chief Financial Officer
    J. Kevin Helmintoller

            Name                           Title                   Date
            ----                           -----                   ----

              *                Vice President and Controller  April 26, 2005
-----------------------------
       John E. Karaffa

 *By: /s/  GEOFFREY S. STIFF   , pursuant to Power of         April 26, 2005
-----------------------------  Attorney executed on March
      Geoffrey S. Stiff        15, 2005.